THE ALGER AMERICAN FUND
                                 CLASS O SHARES

                         A POOLED FUNDING VEHICLE FOR:
                         o  VARIABLE ANNUITY CONTRACTS
                         o  VARIABLE LIFE INSURANCE POLICIES
                         o  QUALIFIED PENSION PLANS
                         o  QUALIFIED RETIREMENT PLANS

                                                     PROSPECTUS


                                                    MAY 1, 2003


                  ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
                         ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
                                ALGER AMERICAN GROWTH PORTFOLIO
                              ALGER AMERICAN BALANCED PORTFOLIO
                      ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
                       ALGER AMERICAN INCOME & GROWTH PORTFOLIO

As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                 [LOGO OMITTED]

                                                                       THE ALGER
                                                                   AMERICAN FUND
                                                                  CLASS O SHARES

                                                                      PROSPECTUS


                                                                     MAY 1, 2003


TABLE OF CONTENTS
--------------------------------------------------------------------------------

2 ............Risk/Return Summary: Investments, Risks & Performance

      2 ......Investments

              Alger American Small
              Capitalization Portfolio ......................2
              Alger American MidCap
              Growth Portfolio ..............................2
              Alger American Growth Portfolio ...............2
              Alger American Balanced Portfolio .............2
              Alger American Leveraged
              AllCap Portfolio ..............................2
              Alger American Income &
              Growth Portfolio ..............................3

      3 ......Principal Risks

              Alger American Small
              Capitalization Portfolio ......................3
              Alger American MidCap
              Growth Portfolio                               3
              Alger American Growth Portfolio ...............3
              Alger American Balanced Portfolio .............3
              Alger American Leveraged
              AllCap Portfolio ..............................3
              Alger American Income &
              Growth Portfolio ..............................3

      4 ......Performance

              Alger American Small
              Capitalization Portfolio ......................4
              Alger American MidCap
              Growth Portfolio ..............................4
              Alger American Growth Portfolio ...............5
              Alger American Balanced Portfolio .............5
              Alger American Leveraged
              AllCap Portfolio ..............................5
              Alger American Income &
              Growth Portfolio ..............................5

6 ............Fees and Expenses
7 ............Management & Organization
7 ............Shareholder Information

              Distributor ...................................7
              Transfer Agent ................................7
              Classes of Fund Shares ........................8
              Purchasing and Redeeming
              Fund Shares ...................................8


10 ...........Financial Highlights


Back Cover:   How to obtain more information

[GRAPHIC OMITTED]

RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE

INVESTMENTS: THE ALGER AMERICAN FUND


The investment goal and primary approach of each portfolio is discussed individually below. All of the portfolios invest primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. They invest primarily in "growth" stocks. The Fund's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:


o     High Unit Volume Growth

      Vital, creative companies which offer goods or services to a rapidly-expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

o     Positive Life Cycle Change

      Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.

The company's market capitalization will dictate in which portfolio(s) it will be placed. The market capitalization of a company is its price per share multiplied by its number of outstanding shares.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

GOAL

The Alger American Small Capitalization Portfolio seeks long-term capital appreciation.

APPROACH

It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly-expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the companies in the Russell 2000 Growth Index or the S&P SmallCap 600 Index.

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

GOAL

The Alger American MidCap Growth Portfolio seeks long-term capital appreciation.

APPROACH


It focuses on midsized companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the Russell Midcap Growth Index or the S&P MidCap 400 Index.


ALGER AMERICAN GROWTH PORTFOLIO

GOAL

The Alger American Growth Portfolio seeks long-term capital appreciation.

APPROACH

It  focuses on growing  companies  that  generally  have  broad  product  lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.

ALGER AMERICAN BALANCED PORTFOLIO

GOAL

The Alger American Balanced Portfolio seeks current income and long-term capital appreciation.

APPROACH

It focuses on stocks of companies with growth potential and on fixed-income securities, especially those which appear to have some potential for capital appreciation. Under normal circumstances, the portfolio invests in common stocks and fixed-income securities, which include commercial paper and bonds that are rated within the four highest rating categories by an established rating agency or, if not rated, are determined by the Fund's Manager to be of comparable quality. Ordinarily, at least 25% of the portfolio's net assets are invested in fixed-income securities.

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

GOAL

The  Alger  American   Leveraged  AllCap   Portfolio  seeks  long-term   capital
appreciation.

APPROACH

Under normal circumstances, the portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential.

The portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

ALGER AMERICAN INCOME & GROWTH PORTFOLIO

GOAL

The Alger American Income & Growth Portfolio primarily seeks to provide a high level of dividend income; its secondary goal is to provide capital appreciation.

APPROACH

The portfolio invests in dividend paying equity securities, such as common or preferred stocks, preferably those which the Manager believes also offer opportunities for capital appreciation.

[GRAPHIC OMITTED]

PRINCIPAL RISKS

RISKS APPLICABLE TO ALL EQUITY PORTFOLIOS

As with any fund that invests in stocks, your investment will go up or down in value, and the loss of your investment is a risk of investing. A portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a Fund investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the equity portfolios' investment styles and objectives, an investment in them may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investments' values.

A portfolio's trading in some stocks may be relatively short-term, meaning the Fund may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses.

There may be additional risks applicable to a specific portfolio because of its investment approach.

RISKS APPLICABLE TO ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

An additional risk of investing in the portfolio is:

o the possibility of greater risk by investing in smaller, less seasoned companies rather than larger, more-established companies owing to such factors as inexperienced management and limited financial resources

RISKS APPLICABLE TO ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

An additional risk of investing in the portfolio is:

o the possibility of greater risk by investing in medium-sized companies rather than larger, more-established companies owing to such factors as inexperienced management and limited financial resources

RISKS APPLICABLE TO ALGER AMERICAN GROWTH PORTFOLIO

The portfolio's primary risks are those summarized above in "Risks Applicable to All Equity Portfolios."

RISKS APPLICABLE TO ALGER AMERICAN BALANCED PORTFOLIO

The primary risks arising from the fixed-income portion of the portfolio are:

o     fixed-income securities' sensitivity to interest rate movements

o the potential for a decline in the portfolio's market value in the event of an issuer's falling credit rating or actual default

The primary risks for the equity portion of the portfolio are those summarized above in "Risks Applicable to All Equity Portfolios."

RISKS APPLICABLE TO ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

Additional risks of investing in the portfolio are:

o the possibility of greater risk by investing in small- and medium-sized companies (in addition to large, more-established companies) owing to such factors as inexperienced management and limited financial resources

o the risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus, the portfolio's net asset value can decrease more quickly than if the portfolio had not borrowed

RISKS APPLICABLE TO ALGER AMERICAN INCOME & GROWTH PORTFOLIO

An additional risk of investing in the portfolio is:

o the possibility that companies may cut or fail to declare dividends due to market downturns or other reasons

[GRAPHIC OMITTED]

PERFORMANCE

The following bar charts show the changes in each portfolio's performance from year to year and give you some indication of the risks of investing in the Fund. They assume reinvestment of dividends and distributions.

The Average Annual Total Return tables compare a portfolio's performance over several periods with that of an appropriate benchmark index. The annual returns assume reinvestment of dividends and distributions. Remember that how a portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

The performance disclosed in these charts does not reflect separate account charges which, if reflected, would lower returns.

Each index used in the tables is a broad index designed to track a particular market or market segment. No expenses or fees are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest on the underlying securities that make up the respective index.


The Alger American Growth Portfolio and the Alger American Income & Growth Portfolio have changed their performance benchmark from the S&P 500 Index to the Russell 1000 Growth Index. Alger American Leveraged AllCap Portfolio has changed its performance benchmark from the S&P 500 Index to the Russell 3000 Growth Index. Alger American MidCap Growth Portfolio has changed its performance benchmark from the S&P MidCap 400 Index to the Russell Midcap Growth Index. Alger American Balanced Portfolio has changed one of its benchmarks from the S&P 500 Index to the Russell 1000 Growth Index. Each replacement index tracks the performance of stocks that Fund management believes are more closely representative of those stocks normally held by the respective portfolio.

o Russell 1000 Growth Index: An index of common stocks designed to track performance of large capitalization companies with greater than average growth orientation.

o Russell 2000 Growth Index: An index of common stocks designed to track performance of small capitalization companies with greater than average growth orientation.

o Russell 3000 Growth Index: An index of common stocks designed to track performance of companies with greater than average growth orientation in general.

o Russell Midcap Growth Index: An index of common stocks designed to track performance of medium-capitalization companies with greater than average growth orientation.

o S&P 500 Index: An index of large company common stocks considered to be representative of the U.S. stock market in general.

o S&P MidCap 400 Index: An index of common stocks designed to track performance of medium capitalization companies.

o Lehman Brothers Government/Credit Bond Index: An index designed to track performance of government and corporate bonds.

Since the Balanced Portfolio invests in both equity and fixed income securities, you should compare its performance to all indexes presented.


ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

Annual Total Return as of December 31 each year (%)
Class O


   93      94     95      96       97      98      99      00      01      02

 13.28   -4.38   44.31   4.18    11.39   15.53   43.42   -27.20  -29.51  -26.22


Best Quarter:      31.06%     Q4    1999
Worst Quarter:    -26.52%     Q1    2001


Average Annual Total Return as of December 31, 2002
Class O

                                                                         Since
                                                                       Inception
                             1 Year        5 Years        10 Years     (9/21/88)
--------------------------------------------------------------------------------
American Small
  Capitalization            -26.22%         -8.90%          1.30%        8.51%
Russell 2000
  Growth Index              -30.27%         -6.59%          2.62%        5.32%


ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

Annual Total Return as of December 31 each year (%)
Class O


       94      95      96      97      98      99     00       01       02

     -1.54   44.45   11.90   15.01   30.30   31.85   9.18    -6.52   -29.54

Best Quarter:     27.07%     Q4     1998
Worst Quarter:   -18.60%     Q3     2002

Average Annual Total Return as of December 31, 2002
Class O

                                                                         Since
                                                                      Inception
                                            1 Year         5 Years     (5/3/93)
-------------------------------------------------------------------------------

American MidCap Growth                      -29.54%          4.32%      12.55%
Russell Midcap Growth Index                 -27.40%         -1.82%       7.26%
S&P MidCap 400 Index                        -14.52%          6.41%      12.27%

ALGER AMERICAN GROWTH PORTFOLIO

Annual Total Return as of December 31 each year (%)
Class O


   93     94       95      96      97      98      99      00      01      02

 22.47   1.45    36.37   13.35   25.75   48.07   33.74   -14.77  -11.81  -32.99

Best Quarter:       25.93%    Q4      1998
Worst Quarter:     -20.20%    Q3      2002

Average Annual Total Return as of December 31, 2002
Class O

                                                                         Since
                                                                       Inception
                             1 Year         5 Years        10 Years     (1/9/89)
--------------------------------------------------------------------------------

American Growth              -32.99%         -0.05%          9.19%       12.06%
Russell 1000
  Growth Index               -27.89%         -3.84%          6.71%        9.99%
S&P 500 Index                -22.10%         -0.58%          9.35%       11.00%


ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

Annual Total Return as of December 31 each year (%)
Class O


            96      97      98      99      00      01      02

          12.04   19.68   57.83   78.06   -24.83  -15.93  -33.91

Best Quarter:       40.16%    Q4      1999
Worst Quarter:     -21.93%    Q4      2000

Average Annual Total Return as of December 31, 2002
Class O

                                                                         Since
                                                                       Inception
                                         1 Year         5 Years        (1/25/95)
--------------------------------------------------------------------------------

American Leveraged
  AllCap                                -33.91%           3.26%          13.56%
Russell 3000
  Growth Index                          -28.05%          -4.11%           7.02%
S&P 500 Index                           -22.10%          -0.58%          10.10%


ALGER AMERICAN BALANCED PORTFOLIO

Annual Total Return as of December 31 each year (%)
Class O


  93       94      95      96      97      98      99      00      01      02

 7.79    -4.27   28.62   10.17   19.82   31.51   29.21   -2.76   -1.93   -12.29

Best Quarter:    16.94%    Q4       1998
Worst Quarter:   -6.58%    Q4       2000

Average Annual Total Return as of December 31, 2002
Class O

                                                                         Since
                                                                       Inception
                                   1 Year        5 Years    10 Years    (9/5/89)
--------------------------------------------------------------------------------

American Balanced                 -12.29%          7.28%      9.55%      8.92%
S&P 500 Index                     -22.10%         -0.58%      9.35%      9.57%
Russell 1000
  Growth Index                    -27.89%         -3.84%      6.71%      8.37%
Lehman Brothers Gov't/
   Credit Bond Index               11.02%          7.61%      7.61%      8.40%


ALGER AMERICAN INCOME & GROWTH PORTFOLIO

Annual Total Return as of December 31 each year (%)
Class O


   93      94      95      96      97      98      99      00      01      02

 10.34   -8.28   35.13   19.68   36.29   32.39   42.45   -1.27   -14.32  -31.10


Best Quarter:       35.96%    Q4      1999
Worst Quarter:     -19.33%    Q3      2002


Average Annual Total Return as of December 31, 2002
Class O

                                                                       Since
                                                                      Inception
                              1 Year         5 Years      10 Years   (11/15/88)
-------------------------------------------------------------------------------

American
  Income & Growth             -31.10%         1.91%         9.38%       9.44%
Russell 1000
  Growth Index                -27.89%        -3.84%         6.71%      10.15%
S&P 500 Index                 -22.10%        -0.58%         9.35%      11.09%


The Fund also offers Class S shares. Class S and Class O shares differ only in that Class S shares are subject to a distribution and shareholder servicing fee, whereas Class O shares are not. Because of the distribution and shareholder servicing fee, returns will be lower for Class S shares.

[GRAPHIC OMITTED]

FEES AND EXPENSES

Investors incur certain fees and expenses in connection with an investment in the Fund. The following table shows the fees and expenses that you may incur if you buy and hold Class O shares of the portfolios.


                                                                 ANNUAL FUND OPERATING
                                                                 EXPENSES
                                                                 (expenses that are deducted
                                                                 from Fund assets)

                         SHAREHOLDER FEES
                         (fees paid directly from                       Distribution                          TOTAL ANNUAL FUND
                         your investment)            Management Fees    (12b-1) Fees     Other Expenses      OPERATING EXPENSES
===============================================================================================================================
ALGER AMERICAN SMALL            None                       .85%              None            .12%                   .97%
CAPITALIZATION
PORTFOLIO

ALGER AMERICAN                  None                       .80%              None            .13%                   .93%
MIDCAP GROWTH
PORTFOLIO

ALGER AMERICAN                  None                       .75%              None            .10%                   .85%
GROWTH
PORTFOLIO

ALGER AMERICAN                  None                       .75%              None            .12%                   .87%
BALANCED PORTFOLIO

ALGER AMERICAN                  None                       .85%              None            .11%                   .96%
LEVERAGED ALLCAP
PORTFOLIO

ALGER AMERICAN                  None                      .625%              None           .165%                   .79%
INCOME & GROWTH
PORTFOLIO


EXAMPLE

The following example, which reflects the shareholder fees and operating expenses listed in the preceding table, is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class O shares of the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                  1 Year       3 Years      5 Years     10 Years
--------------------------------------------------------------------------------

ALGER AMERICAN SMALL              $   99       $  309       $  536       $1,190
CAPITALIZATION
PORTFOLIO

ALGER AMERICAN                    $   95       $  296       $  515       $1,143
MIDCAP GROWTH
PORTFOLIO

ALGER AMERICAN                    $   87       $  271       $  471       $1,049
GROWTH
PORTFOLIO

ALGER AMERICAN                    $   89       $  278       $  482       $1,073
BALANCED
PORTFOLIO

ALGER AMERICAN                    $   98       $  306       $  531       $1,178
LEVERAGED ALLCAP
PORTFOLIO

ALGER AMERICAN                    $   81       $  252       $  439       $  978
INCOME & GROWTH
PORTFOLIO

The example above does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the plan documents.


ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS

Each portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the portfolio's assets from a temporary unacceptable risk of loss, rather than directly to promote the portfolio's investment objective. The portfolio may not achieve its objective during such periods.

Other securities the portfolios may invest in are discussed in the Fund's Statement of Additional Information (see back cover).

[GRAPHIC OMITTED]

MANAGEMENT AND ORGANIZATION

MANAGER

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003


The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/02) $5.00 billion in mutual fund assets as well as $3.43 billion in other assets. The Manager is responsible for managing each portfolio's assets according to its goal and for placing orders with broker-dealers to purchase and sell securities on behalf of the portfolios. The Fund has had the same manager since inception and, for the most recent fiscal year, the portfolios paid the Manager fees at these annual rates based on a percentage of average daily net assets: Small Capitalization and Leveraged AllCap Portfolios--.85%; MidCap Growth Portfolio--.80%; Growth and Balanced Portfolios--.75%; Income & Growth Portfolio--.625%.


PORTFOLIO MANAGERS


Fred M. Alger III is the chief market strategist for the portfolios, overseeing the investments of each portfolio since September 2001. Mr. Alger, who founded Fred Alger Management, Inc., has served as Chairman of the Board since 1964, and co-managed the portfolios prior to 1995. Dan C. Chung, CFA, David Hyun, CFA, Alison Barbi, CFA, and Jill Greenwald, CFA are the individuals responsible for the day-to-day management of portfolio investments. Mr. Chung, manager of the MidCap Growth and Income & Growth Portfolios and co-manager of the Balanced and Growth Portfolios since September 2001, has been employed by the Manager since 1994 as a Vice President and analyst from 1996 to 1999, as a Senior Vice President and senior analyst until 2000, as an Executive Vice President and portfolio manager since 2000, and as Chief Investment Officer since September 2001. Mr. Hyun, manager of the Leveraged AllCap Portfolio and co-manager of the Growth Portfolio since September 2001, has been employed by the Manager as an Executive Vice President since September 2001, prior to which he was employed by the Manager as an analyst from 1991 until 1997 and as a Senior Vice President and portfolio manager from 1997 until June 2000; he was a portfolio manager at Oppenheimer Funds from June 2000 until September 2001. Ms. Barbi, co-manager of the Balanced Portfolio since September 2001, has been employed by the Manager since September 2001 as a Senior Vice President and portfolio manager, prior to which she was a Vice President and securities trader at NationsBanc Montgomery Securities LLC from 1990 until 1998, and a private investor since 1998. Ms. Greenwald, manager of the Small Capitalization Portfolio since November 2001, has been employed by the Manager as a Senior Vice President and portfolio manager since November 2001, prior to which she was employed by the Manager as an analyst and later a senior analyst from 1986 to 1992, as a Managing Director and senior portfolio manager at Chase Manhattan Bank from 1994 through 1999 and as a Senior Vice President and Investment Officer at J&W Seligman & Co. from 1999 until November 2001.


[GRAPHIC OMITTED]

SHAREHOLDER INFORMATION

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302

NET ASSET VALUE

The price of one share is its "net asset value," or NAV. The NAV for each portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.

The Fund generally values the assets of each portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Fund's Board of Trustees. Short-term money market instruments held by the portfolios are valued on the basis of amortized cost.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares and pays dividends and distributions by the portfolios annually. The Fund expects that these annual payments to shareholders will consist of both capital gains and net investment income. Dividends and distributions may differ between classes of shares of a portfolio.

Federal income taxation of separate accounts of insurance companies, variable annuity contracts and variable life insurance contracts is discussed in the prospectuses of participating insurance companies. Generally, distributions by the Fund will not be taxable to holders of variable annuity contracts or variable life insurance policies if the insurance company separate accounts to which those distributions are made meet certain requirements, including certain diversification requirements that the Fund has undertaken to meet, under the Internal Revenue Code. Participants in qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution from their plan accounts. Generally, distributions from plan accounts are taxable as ordinary income at the rate applicable to each participant at the time of distribution.In certain cases, distributions made to a participant prior to the participant's reaching age 59 1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.


Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.


--------------------------------------------------------------------------------
                                   NAV (NET ASSET VALUE) OF A CLASS OF SHARES IS
                                    COMPUTED BY ADDING TOGETHER THE VALUE OF THE
                                  PORTFOLIO'S INVESTMENTS, CASH AND OTHER ASSETS
                             ALLOCABLE TO THE CLASS, SUBTRACTING ITS LIABILITIES
                                   AND THEN DIVIDING THE RESULT BY THE NUMBER OF
                                                OUTSTANDING SHARES OF THE CLASS.
--------------------------------------------------------------------------------


CLASSES OF FUND SHARES

Each portfolio offers two classes of shares: Class O shares and Class S shares. Only Class O shares are offered in this prospectus. Both classes are offered only to separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The classes differ only in that Class S shares are subject to a distribution and shareholder servicing fee, while Class O shares are not.

PURCHASING AND REDEEMING FUND SHARES

Because the Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans, an individual cannot invest in a portfolio directly, but may do so only through one of these sources. The Fund's shares are held in the names of the separate accounts and plans.

Shares of the Fund can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Transfer Agent. All orders for purchase of shares are subject to acceptance by the Fund or its Transfer Agent. The Transfer Agent pays for redemptions within seven days after it accepts a redemption request.

The Fund may redeem some shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash.

                      [This page intentionally left blank]

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand each portfolio's financial performance for the periods shown. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the portfolio (assuming reinvestment of all dividends and distributions). Information for the periods shown through December 31, 2001 has been audited by Arthur Andersen LLP and information for the year ended December 31, 2002 has been audited by Ernst & Young LLP, the Fund's independent auditors whose report, along with the Fund's financial statements, is included in the Annual Report, which is available upon request.


Note that the Financial Highlights do not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the Plan documents.


                                                 INCOME FROM INVESTMENT OPERATIONS                LESS DIVIDENDS AND DISTRIBUTIONS
                                                 ---------------------------------                --------------------------------
                                     NET ASSET                       NET REALIZED                                    DISTRIBUTIONS
                                       VALUE                        AND UNREALIZED    TOTAL FROM    DIVIDENDS FROM     FROM NET
                                     BEGINNING   NET INVESTMENT       GAIN (LOSS)     INVESTMENT    NET INVESTMENT    REALIZED
                                     OF PERIOD   INCOME (LOSS)      ON INVESTMENTS    OPERATIONS        INCOME          GAINS
                                     ---------   --------------     --------------    ----------    --------------   -------------
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
  CLASS O
  Year ended 12/31/02 ............. $    17.67     $    (0.10)        $    (5.12)     $    (5.22)     $       --     $       --
  Year ended 12/31/01 .............      30.62          (0.09)(ii)         (1.23)          (1.32)             --         (11.63)
  Year ended 12/31/00 .............      32.23          (0.03)(ii)          2.79            2.76              --          (4.37)
  Year ended 12/31/99 .............      28.87          (0.05)              8.00            7.95              --          (4.59)
  Year ended 12/31/98 .............      24.18           0.00(ii)           6.95            6.95              --          (2.26)
  Year ended 12/31/97 .............      21.35          (0.04)              3.20            3.16           (0.01)         (0.32)
  Year ended 12/31/96 .............      19.44           0.03               2.29            2.32              --          (0.41)
  Year ended 12/31/95 .............      13.46          (0.03)              6.01            5.98              --             --
  Year ended 12/31/94 .............      13.72           0.00(ii)          (0.21)          (0.21)             --          (0.05)
  Year ended 12/31/93(i)(vi) ......      10.00          (0.02)              3.88            3.86              --          (0.14)

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
  CLASS O
  Year ended 12/31/02 ............. $    16.55     $    (0.11)        $    (4.23)     $    (4.34)     $       --     $       --
  Year ended 12/31/01 .............      23.49          (0.03)             (6.90)          (6.93)          (0.01)            --
  Year ended 12/31/00 .............      55.15           0.01(ii)         (12.80)         (12.79)             --         (18.87)
  Year ended 12/31/99 .............      43.97          (0.12)(ii)         16.98           16.86              --          (5.68)
  Year ended 12/31/98 .............      43.75          (0.02)              6.30            6.28              --          (6.06)
  Year ended 12/31/97 .............      40.91          (0.05)(ii)          4.45            4.40              --          (1.56)
  Year ended 12/31/96 .............      39.41          (0.04)(ii)          1.70            1.66              --          (0.16)
  Year ended 12/31/95 .............      27.31          (0.09)             12.19           12.10              --             --
  Year ended 12/31/94 .............      30.88          (0.03)(ii)         (1.45)          (1.48)             --          (2.09)
  Year ended 12/31/93 .............      27.26          (0.05)              3.67            3.62              --             --

ALGER AMERICAN GROWTH PORTFOLIO
  CLASS O
  Year ended 12/31/02 ............. $    36.77     $    (0.01)        $   (12.12)     $   (12.13)     $    (0.01)    $       --
  Year ended 12/31/01 .............      47.27           0.01              (4.88)          (4.87)          (0.10)         (5.53)
  Year ended 12/31/00 .............      64.38           0.10              (8.75)          (8.65)             --          (8.46)
  Year ended 12/31/99 .............      53.22          (0.03)             16.66           16.63           (0.08)         (5.39)
  Year ended 12/31/98 .............      42.76           0.09              18.32           18.41           (0.13)         (7.82)
  Year ended 12/31/97 .............      34.33           0.13               8.66            8.79           (0.13)         (0.23)
  Year ended 12/31/96 .............      31.16           0.12               4.00            4.12           (0.02)         (0.93)
  Year ended 12/31/95 .............      23.13           0.02               8.33            8.35           (0.07)         (0.25)
  Year ended 12/31/94 .............      24.67           0.07               0.15            0.22           (0.03)         (1.73)
  Year ended 12/31/93 .............      20.17           0.03               4.50            4.53           (0.03)            --

ALGER AMERICAN INCOME & GROWTH PORTFOLIO
  CLASS O
  Year ended 12/31/02 ............. $    10.57     $     0.02         $    (3.29)     $    (3.27)     $    (0.06)    $       --
  Year ended 12/31/01 .............      13.26           0.05              (1.86)          (1.81)          (0.05)         (0.83)
  Year ended 12/31/00 .............      17.58           0.05              (0.44)          (0.39)          (0.01)         (3.92)
  Year ended 12/31/99 .............      13.12           0.00               5.26            5.26           (0.03)         (0.77)
  Year ended 12/31/98 .............      10.99           0.03               3.30            3.33           (0.04)         (1.16)
  Year ended 12/31/97 .............       8.42           0.03               2.94            2.97           (0.04)         (0.36)
  Year ended 12/31/96 .............      17.79           0.09(ii)           1.87            1.96           (0.33)        (11.00)
  Year ended 12/31/95 .............      13.30           0.11(ii)           4.54            4.65           (0.16)            --
  Year ended 12/31/94 .............      15.31           0.17              (1.47)          (1.30)          (0.15)         (0.56)
  Year ended 12/31/93 .............      13.93           0.07               1.37            1.44           (0.06)            --

ALGER AMERICAN BALANCED PORTFOLIO
  CLASS O
  Year ended 12/31/02 ............. $    13.08     $     0.20         $    (1.79)     $    (1.59)     $    (0.20)    $       --
  Year ended 12/31/01 .............      13.77           0.18              (0.43)          (0.25)          (0.20)         (0.24)
  Year ended 12/31/00 .............      15.57           0.20              (0.61)          (0.41)          (0.13)         (1.26)
  Year ended 12/31/99 .............      12.98           0.15               3.45            3.60           (0.17)         (0.84)
  Year ended 12/31/98 .............      10.76           0.19               3.02            3.21           (0.18)         (0.81)
  Year ended 12/31/97 .............       9.24           0.17               1.63            1.80           (0.12)         (0.16)
  Year ended 12/31/96 .............      13.64           0.21(ii)           1.01            1.22           (0.73)         (4.89)
  Year ended 12/31/95 .............      10.80           0.33(ii)           2.73            3.06           (0.22)            --
  Year ended 12/31/94 .............      11.58           0.20              (0.70)          (0.50)          (0.13)         (0.15)
  Year ended 12/31/93 .............      10.77           0.15               0.69            0.84           (0.03)            --

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
  CLASS O
  Year ended 12/31/02 ............. $    31.55     $    (0.14)        $   (10.56)     $   (10.70)             --     $       --
  Year ended 12/31/01 .............      38.80           0.00(ii)          (6.06)          (6.06)             --          (1.19)
  Year ended 12/31/00 .............      57.97          (0.02)(ii)        (13.77)         (13.79)             --          (5.38)
  Year ended 12/31/99 .............      34.90          (0.09)             25.93           25.84              --          (2.77)
  Year ended 12/31/98 .............      23.17          (0.05)             12.99           12.94              --          (1.21)
  Year ended 12/31/97 .............      19.36          (0.03)              3.84            3.81              --             --
  Year ended 12/31/96 .............      17.43          (0.03)(ii)          2.14            2.11              --          (0.18)
  Year ended 12/31/95(i)(vii) .....      10.00          (0.03)              7.46            7.43              --             --

                                                      NET ASSET                        NET ASSETS,
                                        TOTAL        VALUE, END                       END OF PERIOD
                                    DISTRIBUTIONS    OF PERIOD       TOTAL RETURN    (000'S OMITTED)
                                    -------------    ----------      ------------    ---------------
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
  CLASS O
  Year ended 12/31/02 .............  $       --      $    12.45         (29.54%)       $  240,063
  Year ended 12/31/01 .............      (11.63)          17.67          (6.52)           355,015
  Year ended 12/31/00 .............       (4.37)          30.62           9.18            332,734
  Year ended 12/31/99 .............       (4.59)          32.23          31.85            931,397
  Year ended 12/31/98 .............       (2.26)          28.87          30.30            689,571
  Year ended 12/31/97 .............       (0.33)          24.18          15.01            444,967
  Year ended 12/31/96 .............       (0.41)          21.35          11.90            394,847
  Year ended 12/31/95 .............          --           19.44          44.45            185,349
  Year ended 12/31/94 .............       (0.05)          13.46          (1.54)            62,178
  Year ended 12/31/93(i)(vi) ......       (0.14)          13.72          38.67             21,301

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
  CLASS O
  Year ended 12/31/02 .............  $       --      $    12.21         (26.22%)       $  376,550
  Year ended 12/31/01 .............       (0.01)          16.55         (29.51)           517,364
  Year ended 12/31/00 .............      (18.87)          23.49         (27.20)           700,370
  Year ended 12/31/99 .............       (5.68)          55.15          43.42            674,864
  Year ended 12/31/98 .............       (6.06)          43.97          15.53          1,216,584
  Year ended 12/31/97 .............       (1.56)          43.75          11.39            997,586
  Year ended 12/31/96 .............       (0.16)          40.91           4.18          1,469,518
  Year ended 12/31/95 .............          --           39.41          44.31            984,212
  Year ended 12/31/94 .............       (2.09)          27.31          (4.38)           397,037
  Year ended 12/31/93 .............          --           30.88          13.28            238,850

ALGER AMERICAN GROWTH PORTFOLIO
  CLASS O
  Year ended 12/31/02 .............  $    (0.01)     $    24.63         (32.99%)       $  874,914
  Year ended 12/31/01 .............       (5.63)          36.77         (11.81)         1,540,327
  Year ended 12/31/00 .............       (8.46)          47.27         (14.77)         1,809,937
  Year ended 12/31/99 .............       (5.47)          64.38          33.74          3,387,526
  Year ended 12/31/98 .............       (7.95)          53.22          48.07          1,905,719
  Year ended 12/31/97 .............       (0.36)          42.76          25.75          1,072,529
  Year ended 12/31/96 .............       (0.95)          34.33          13.35            991,028
  Year ended 12/31/95 .............       (0.32)          31.16          36.37            502,974
  Year ended 12/31/94 .............       (1.76)          23.13           1.45            150,390
  Year ended 12/31/93 .............       (0.03)          24.67          22.47             74,878

ALGER AMERICAN INCOME & GROWTH PORTFOLIO
  CLASS O
  Year ended 12/31/02 .............  $    (0.06)     $     7.24         (31.10%)       $   85,066
  Year ended 12/31/01 .............       (0.88)          10.57         (14.32)           144,006
  Year ended 12/31/00 .............       (3.93)          13.26          (1.27)           150,783
  Year ended 12/31/99 .............       (0.80)          17.58          42.45             91,250
  Year ended 12/31/98 .............       (1.20)          13.12          32.39             77,926
  Year ended 12/31/97 .............       (0.40)          10.99          36.29             47,399
  Year ended 12/31/96 .............      (11.33)           8.42          19.68             20,910
  Year ended 12/31/95 .............       (0.16)          17.79          35.13              8,639
  Year ended 12/31/94 .............       (0.71)          13.30          (8.28)            29,135
  Year ended 12/31/93 .............       (0.06)          15.31          10.34             31,895

ALGER AMERICAN BALANCED PORTFOLIO
  CLASS O
  Year ended 12/31/02 .............  $    (0.20)     $    11.29         (12.29%)       $  254,290
  Year ended 12/31/01 .............       (0.44)          13.08          (1.93)           224,959
  Year ended 12/31/00 .............       (1.39)          13.77          (2.76)           115,894
  Year ended 12/31/99 .............       (1.01)          15.57          29.21             56,327
  Year ended 12/31/98 .............       (0.99)          12.98          31.51             28,208
  Year ended 12/31/97 .............       (0.28)          10.76          19.82             16,614
  Year ended 12/31/96 .............       (5.62)           9.24          10.17             10,486
  Year ended 12/31/95 .............       (0.22)          13.64          28.62              3,671
  Year ended 12/31/94 .............       (0.28)          10.80          (4.27)            10,394
  Year ended 12/31/93 .............       (0.03)          11.58           7.79              7,848

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
  CLASS O
  Year ended 12/31/02 .............  $       --      $    20.85         (33.91%)       $  271,373
  Year ended 12/31/01 .............       (1.19)          31.55         (15.93)           443,209
  Year ended 12/31/00 .............       (5.38)          38.80         (24.83)           476,517
  Year ended 12/31/99 .............       (2.77)          57.97          78.06            362,500
  Year ended 12/31/98 .............       (1.21)          34.90          57.83            101,710
  Year ended 12/31/97 .............          --           23.17          19.68             53,488
  Year ended 12/31/96 .............       (0.18)          19.36          12.04             34,925
  Year ended 12/31/95(i)(vii) .....          --           17.43          74.30              5,497

                                                    RATIOS/SUPPLEMENTAL DATA
                                    ------------------------------------------------
                                                          RATIO OF NET
                                    RATIO OF EXPENSES      INVESTMENT       PORTFOLIO
                                       TO AVERAGE        INCOME (LOSS) TO   TURNOVER
                                       NET ASSETS      AVERAGE NET ASSETS     RATE
                                    -----------------  ------------------   ---------
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
  CLASS O
  Year ended 12/31/02 .............       0.93%              (0.56%)         323.83%
  Year ended 12/31/01 .............       0.88               (0.45)          130.11
  Year ended 12/31/00 .............       0.84               (0.09)          130.85
  Year ended 12/31/99 .............       0.85               (0.21)          162.30
  Year ended 12/31/98 .............       0.84                0.00           152.21
  Year ended 12/31/97 .............       0.84               (0.15)          151.98
  Year ended 12/31/96 .............       0.84                0.08            90.97
  Year ended 12/31/95 .............       0.90               (0.25)          104.74
  Year ended 12/31/94 .............       0.97                0.03            83.96
  Year ended 12/31/93(i)(vi) ......       1.50(iii)          (0.58)           67.22

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
  CLASS O
  Year ended 12/31/02 .............       0.97%              (0.69%)         111.82%
  Year ended 12/31/01 .............       0.92               (0.27)          181.80
  Year ended 12/31/00 .............       0.90                0.03           217.69
  Year ended 12/31/99 .............       0.90               (0.28)          182.25
  Year ended 12/31/98 .............       0.89               (0.20)          142.90
  Year ended 12/31/97 .............       0.89               (0.12)          104.43
  Year ended 12/31/96 .............       0.88               (0.09)          110.04
  Year ended 12/31/95 .............       0.92               (0.48)           80.66
  Year ended 12/31/94 .............       0.96               (0.10)          117.61
  Year ended 12/31/93 .............       1.03               (0.35)          148.07

ALGER AMERICAN GROWTH PORTFOLIO
  CLASS O
  Year ended 12/31/02 .............       0.85%              (0.01%)         238.03%
  Year ended 12/31/01 .............       0.81                0.03            87.79
  Year ended 12/31/00 .............       0.79                0.12           108.27
  Year ended 12/31/99 .............       0.79               (0.03)          135.13
  Year ended 12/31/98 .............       0.79                0.25           127.38
  Year ended 12/31/97 .............       0.79                0.27           129.50
  Year ended 12/31/96 .............       0.79                0.50            82.86
  Year ended 12/31/95 .............       0.85                0.18           118.33
  Year ended 12/31/94 .............       0.86                0.48           111.76
  Year ended 12/31/93 .............       0.97                0.25           112.64

ALGER AMERICAN INCOME & GROWTH PORTFOLIO
  CLASS O
  Year ended 12/31/02 .............       0.79%               0.25%          276.12%
  Year ended 12/31/01 .............       0.72                0.52           110.04
  Year ended 12/31/00 .............       0.70                0.43           142.43
  Year ended 12/31/99 .............       0.70                0.03           193.23
  Year ended 12/31/98 .............       0.70                0.31           131.67
  Year ended 12/31/97 .............       0.74                0.56           150.09
  Year ended 12/31/96 .............       0.81                0.94           121.60
  Year ended 12/31/95 .............       0.75                0.61           164.05
  Year ended 12/31/94 .............       0.75                1.22           177.97
  Year ended 12/31/93 .............       0.97                1.51           105.80

ALGER AMERICAN BALANCED PORTFOLIO
  CLASS O
  Year ended 12/31/02 .............       0.87%               2.16%          188.76%
  Year ended 12/31/01 .............       0.85                2.53            62.93
  Year ended 12/31/00 .............       0.88                2.40            63.37
  Year ended 12/31/99 .............       0.93                1.66           118.74
  Year ended 12/31/98 .............       0.92                2.09            94.64
  Year ended 12/31/97 .............       1.01                2.14           105.01
  Year ended 12/31/96 .............       1.14                2.06            68.66
  Year ended 12/31/95 .............       1.00                2.49           113.02
  Year ended 12/31/94 .............       1.08                2.30            78.80
  Year ended 12/31/93 .............       1.25(iv)            2.05            85.46

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
  CLASS O
  Year ended 12/31/02 .............       0.96%              (0.49%)         203.05%
  Year ended 12/31/01 .............       0.92                0.00           103.03
  Year ended 12/31/00 .............       0.90               (0.03)          132.28
  Year ended 12/31/99 .............       0.93               (0.49)          155.74
  Year ended 12/31/98 .............       0.96               (0.27)          143.59
  Year ended 12/31/97 .............       1.00               (0.17)          164.27
  Year ended 12/31/96 .............       1.09               (0.15)          102.10
  Year ended 12/31/95(i)(vii) .....       1.56(v)            (0.71)          178.23

--------------------------------------------------------------------------------
(i)   Ratios have been annualized; total return has not been annualized.
(ii)  Amount was computed based on average shares outstanding during the year.
(iii) Amount has been reduced by 0.03% due to expense reimbursements.
(iv)  Amount has been reduced by 0.19% due to expense reimbursements.
(v)   Amount has been reduced by 2.36% due to expense reimbursements.
(vi)  Commenced operations May 3, 1993.
(vii) Commenced operations January 25, 1995.

                      [This page intentionally left blank]

FOR FUND INFORMATION:

By telephone:   (800) 992-3863

By mail:        The Alger American Fund
                111 Fifth Avenue
                New York, NY 10003

STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports, and make inquiries of the Fund, by calling the Fund's toll-free number or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, DC. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling (202) 942-8090. Fund documents are also available on the EDGAR database on the SEC's internet site at http://www.sec.gov.

DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED


THE ALGER AMERICAN FUND
SEC FILE #811-5550

                             THE ALGER AMERICAN FUND
                                 CLASS S SHARES

                     A POOLED FUNDING VEHICLE FOR:
                     o  VARIABLE ANNUITY CONTRACTS
                     o  VARIABLE LIFE INSURANCE POLICIES
                     o  QUALIFIED PENSION PLANS
                     o  QUALIFIED RETIREMENT PLANS

                                                             PROSPECTUS


                                                            MAY 1, 2003


                          ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
                                 ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
                                        ALGER AMERICAN GROWTH PORTFOLIO
                                      ALGER AMERICAN BALANCED PORTFOLIO
                              ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
                               ALGER AMERICAN INCOME & GROWTH PORTFOLIO

As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                 [LOGO OMITTED]

                                                                       THE ALGER
                                                                   AMERICAN FUND

                                                                  CLASS S SHARES

                                                                      PROSPECTUS


                                                                     MAY 1, 2003


TABLE OF CONTENTS
--------------------------------------------------------------------------------

2 ............Risk/Return Summary: Investments,
              Risks & Performance

      2 ......Investments

              Alger American Small
              Capitalization Portfolio ......................2
              Alger American MidCap
              Growth Portfolio ..............................2
              Alger American Growth Portfolio ...............2
              Alger American Balanced Portfolio .............2
              Alger American Leveraged
              AllCap Portfolio ..............................2
              Alger American Income &
              Growth Portfolio ..............................3

      3 ......Principal Risks

              Alger American Small
              Capitalization Portfolio ......................3
              Alger American MidCap
              Growth Portfolio ..............................3
              Alger American Growth Portfolio ...............3
              Alger American Balanced Portfolio .............3
              Alger American Leveraged
              AllCap Portfolio ..............................3
              Alger American Income &
              Growth Portfolio ..............................3

      4 ......Performance

              Alger American Small
              Capitalization Portfolio ......................4
              Alger American MidCap
              Growth Portfolio ..............................4
              Alger American Growth Portfolio ...............5
              Alger American Balanced Portfolio .............5
              Alger American Leveraged
              AllCap Portfolio ..............................5
              Alger American Income &
              Growth Portfolio ..............................5


6 ............Fees and Expenses
7 ............Management and Organization
7 ............Shareholder Information


              Distributor ...................................7
              Transfer Agent ................................7
              Classes of Fund Shares ........................8
              Purchasing and Redeeming
              Fund Shares ...................................8


10 ...........Financial Highlights


Back Cover:   How to obtain more information

[GRAPHIC OMITTED]

RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE

INVESTMENTS: THE ALGER AMERICAN FUND


The investment goal and primary approach of each portfolio is discussed individually below. All of the portfolios invest primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. They invest primarily in "growth" stocks. The Fund's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:


o     High Unit Volume Growth

      Vital, creative companies which offer goods or services to a rapidly-expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

o     Positive Life Cycle Change

      Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.

The company's market capitalization will dictate in which portfolio(s) it will be placed. The market capitalization of a company is its price per share multiplied by its number of outstanding shares.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

GOAL

The Alger American Small Capitalization Portfolio seeks long-term capital appreciation.

APPROACH

It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly-expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the companies in the Russell 2000 Growth Index or the S&P SmallCap 600 Index.

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

GOAL

The Alger American MidCap Growth Portfolio seeks long-term capital appreciation.

APPROACH


It focuses on midsized companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the Russell Midcap Growth Index or the S&P MidCap 400 Index.


ALGER AMERICAN GROWTH PORTFOLIO

GOAL

The Alger American Growth Portfolio seeks long-term capital appreciation.

APPROACH

It  focuses on growing  companies  that  generally  have  broad  product  lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.

ALGER AMERICAN BALANCED PORTFOLIO

GOAL

The Alger American Balanced Portfolio seeks current income and long-term capital appreciation.

APPROACH

It focuses on stocks of companies with growth potential and on fixed-income securities, especially those which appear to have some potential for capital appreciation. Under normal circumstances, the portfolio invests in common stocks and fixed-income securities, which include commercial paper and bonds that are rated within the four highest rating categories by an established rating agency or, if not rated, are determined by the Fund's Manager to be of comparable quality. Ordinarily, at least 25% of the portfolio's net assets are invested in fixed-income securities.

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

GOAL

The  Alger  American   Leveraged  AllCap   Portfolio  seeks  long-term   capital
appreciation.

APPROACH

Under normal circumstances, the portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential.

The portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

ALGER AMERICAN INCOME & GROWTH PORTFOLIO

GOAL

The Alger American Income & Growth Portfolio primarily seeks to provide a high level of dividend income; its secondary goal is to provide capital appreciation.

APPROACH

The portfolio invests in dividend paying equity securities, such as common or preferred stocks, preferably those which the Manager believes also offer opportunities for capital appreciation.

[GRAPHIC OMITTED]

PRINCIPAL RISKS

RISKS APPLICABLE TO ALL EQUITY PORTFOLIOS

As with any fund that invests in stocks, your investment will go up or down in value, and the loss of your investment is a risk of investing. A portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a Fund investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the equity portfolios' investment styles and objectives, an investment in them may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investments' values.

A portfolio's trading in some stocks may be relatively short-term, meaning the Fund may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses.

There may be additional risks applicable to a specific portfolio because of its investment approach.

RISKS APPLICABLE TO ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

An additional risk of investing in the portfolio is:

o the possibility of greater risk by investing in smaller, less seasoned companies rather than larger, more-established companies owing to such factors as inexperienced management and limited financial resources

RISKS APPLICABLE TO ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

An additional risk of investing in the portfolio is:

o the possibility of greater risk by investing in medium-sized companies rather than larger, more-established companies owing to such factors as inexperienced management and limited financial resources

RISKS APPLICABLE TO ALGER AMERICAN GROWTH PORTFOLIO

The portfolio's primary risks are those summarized above in "Risks Applicable to All Equity Portfolios."

RISKS APPLICABLE TO ALGER AMERICAN BALANCED PORTFOLIO

The primary risks arising from the fixed-income portion of the portfolio are:

o     fixed-income securities' sensitivity to interest rate movements

o the potential for a decline in the portfolio's market value in the event of an issuer's falling credit rating or actual default

The primary risks for the equity portion of the portfolio are those summarized above in "Risks Applicable to All Equity Portfolios."

RISKS APPLICABLE TO ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

Additional risks of investing in the portfolio are:

o the possiblity of greater risk by investing in small- and medium-sized companies (in addition to large, more-established companies) owing to such factors as inexperienced management and limited financial resources

o the risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus, the portfolio's net asset value can decrease more quickly than if the portfolio had not borrowed

RISKS APPLICABLE TO ALGER AMERICAN INCOME & GROWTH PORTFOLIO

An additional risk of investing in the portfolio is:

o the possibility that companies may cut or fail to declare dividends due to market downturns or other reasons

[GRAPHIC OMITTED]

PERFORMANCE

The following bar charts show the changes in each portfolio's performance from year to year and give you some indication of the risks of investing in the Fund. They assume reinvestment of dividends and distributions.

The Average Annual Total Return tables compare a portfolio's performance over several periods with that of an appropriate benchmark index. The annual returns assume reinvestment of dividends and distributions. Remember that how a portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Information in the bar charts and tables is for each portfolio's Class O shares, which are the only shares that have been outstanding for at least one year. Class O shares are not offered in this prospectus. Class S and Class O shares differ only in that Class S shares are subject to a distribution and shareholder servicing fee, whereas Class O shares are not. Because of the distribution and shareholder servicing fee, returns will be lower for Class S shares.

The performance disclosed in these charts does not reflect separate account charges which, if reflected, would lower returns.

Each index used in the tables is a broad index designed to track a particular market or market segment. No expenses or fees are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest on the underlying securities that make up the respective index.


The Alger American Growth Portfolio and the Alger American Income & Growth Portfolio have changed their performance benchmark from the S&P500 Index to the Russell 1000 Growth Index. Alger American Leveraged AllCap Portfolio has changed its performance benchmark from the S&P 500 Index to the Russell 3000 Growth Index. Alger American MidCap Growth Portfolio has changed its performance benchmark from the S&P MidCap 400 Index to the Russell Midcap Growth Index. Alger American Balanced Portfolio has changed one of its benchmarks from the S&P500 Index to the Russell 1000 Growth Index. Each replacement index tracks the performance of stocks that Fund management believes are more closely representative of those stocks normally held by the respective portfolio.

o Russell 1000 Growth Index: An index of common stocks designed to track performance of large capitalization companies with greater than average growth orientation.

o Russell 2000 Growth Index:An index of common stocks designed to track performance of small capitalization companies with greater than average growth orientation.

o Russell 3000 Growth Index: An index of common stocks designed to track performance of companies with greater than average growth orientation in general.

o Russell Midcap Growth Index: An index of common stocks designed to track performance of medium-capitalization companies with greater than average growth orientation.

o S&P 500 Index: An index of large company common stocks considered to be representative of the U.S. stock market in general

o S&P MidCap 400 Index: An index of common stocks designed to track performance of medium capitalization companies

o Lehman Brothers Government/Credit Bond Index: An index designed to track performance of government and corporate bonds

Since the Balanced Portfolio invests in both equity and fixed income securities, you should compare its performance to all indexes presented.


ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

Annual Total Return as of December 31 each year (%)
Class O

                               [BAR CHART OMITTED]

             [THIS DATA REPRESENTS A BAR CHART IN THE PRINTED PIECE]


   93      94      95     96       97      98      99      00      01      02

 13.28   -4.38   44.31   4.18    11.39   15.53   43.42   -27.20  -29.51  -26.22


Best Quarter:      31.06%     Q4    1999
Worst Quarter:    -26.52%     Q1    2001


Average Annual Total Return as of December 31, 2002
Class O

                                                                          Since
                                                                       Inception
                              1 Year         5 Years       10 Years    (9/21/88)
--------------------------------------------------------------------------------
American Small
  Capitalization             -26.22%         -8.90%          1.30%        8.51%
Russell 2000
  Growth Index               -30.27%         -6.59%          2.62%        5.32%


ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

Annual Total Return as of December 31 each year (%)
Class O

                               [BAR CHART OMITTED]

             [THIS DATA REPRESENTS A BAR CHART IN THE PRINTED PIECE]


      94      95      96      97      98      99     00       01      02

    -1.54   44.45   11.90   15.01   30.30   31.85   9.18    -6.52   -29.54

Best Quarter:     27.07%     Q4     1998
Worst Quarter:   -18.60%     Q3     2002

Average Annual Total Return as of December 31, 2002
Class O

                                                                        Since
                                                                      Inception
                                             1 Year        5 Years     (5/3/93)
-------------------------------------------------------------------------------
American MidCap Growth                      -29.54%          4.32%      12.55%
Russell Midcap Growth Index                 -27.40%         -1.82%       7.26%
S&P MidCap 400 Index                        -14.52%          6.41%      12.27%

ALGER AMERICAN GROWTH PORTFOLIO

Annual Total Return as of December 31 each year (%)
Class O

                               [BAR CHART OMITTED]

             [THIS DATA REPRESENTS A BAR CHART IN THE PRINTED PIECE]


   93     94       95      96      97      98      99      00      01      02

 22.47   1.45    36.37   13.35   25.75   48.07   33.74   -14.77  -11.81  -32.99

Best Quarter:       25.93%    Q4      1998
Worst Quarter:     -20.20%    Q3      2002

Average Annual Total Return as of December 31, 2002
Class O

                                                                        Since
                                                                      Inception
                            1 Year         5 Years        10 Years     (1/9/89)
-------------------------------------------------------------------------------
American Growth             -32.99%         -0.05%          9.19%       12.06%
Russell 1000
  Growth Index              -27.89%         -3.84%          6.71%        9.99%
S&P 500 Index               -22.10%         -0.58%          9.35%       11.00%


ALGER AMERICAN BALANCED PORTFOLIO

Annual Total Return as of December 31 each year (%)
Class O

                               [BAR CHART OMITTED]

             [THIS DATA REPRESENTS A BAR CHART IN THE PRINTED PIECE]


  93       94      95      96      97      98      99      00      01      02

 7.79    -4.27   28.62   10.17   19.82   31.51   29.21   -2.76   -1.93   -12.29


Best Quarter:    16.94%    Q4       1998
Worst Quarter:   -6.58%    Q4       2000


Average Annual Total Return as of December 31, 2002
Class O

                                                                         Since
                                                                       Inception
                                     1 Year      5 Years     10 Years   (9/5/89)
--------------------------------------------------------------------------------
American Balanced                   -12.29%        7.28%       9.55%      8.92%
S&P 500 Index                       -22.10%       -0.58%       9.35%      9.57%
Russell 1000
   Growth Index                     -27.89%       -3.84%       6.71%      8.37%
Lehman Brothers Gov't/
   Credit Bond Index                 11.02%        7.61%       7.61%      8.40%


ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

Annual Total Return as of December 31 each year (%)
Class O

                               [BAR CHART OMITTED]

             [THIS DATA REPRESENTS A BAR CHART IN THE PRINTED PIECE]


            96      97      98      99       00      01      02

          12.04   19.68   57.83   78.06   -24.83  -15.93  -33.91


Best Quarter:       40.16%    Q4      1999
Worst Quarter:     -21.93%    Q4      2000


Average Annual Total Return as of December 31, 2002
Class O

                                                                        Since
                                                                      Inception
                                       1 Year           5 Years       (1/25/95)
-------------------------------------------------------------------------------
American Leveraged
  AllCap                               -33.91%           3.26%          13.56%
Russell 3000
  Growth Index                         -28.05%          -4.11%           7.02%
S&P 500 Index                          -22.10%          -0.58%          10.10%


ALGER AMERICAN INCOME & GROWTH PORTFOLIO

Annual Total Return as of December 31 each year (%)
Class O

                               [BAR CHART OMITTED]

             [THIS DATA REPRESENTS A BAR CHART IN THE PRINTED PIECE]


   93      94      95      96      97      98      99      00      01      02

 10.34   -8.28   35.13   19.68   36.29   32.39   42.45   -1.27   -14.32  -31.10

Best Quarter:       35.96%    Q4      1999
Worst Quarter:     -19.33%    Q3      2002

Average Annual Total Return as of December 31, 2002
Class O

                                                                         Since
                                                                       Inception
                                 1 Year       5 Years       10 Years  (11/15/88)
--------------------------------------------------------------------------------
American
  Income & Growth               -31.10%         1.91%         9.38%       9.44%
Russell 1000
  Growth Index                  -27.89%        -3.84%         6.71%      10.15%
S&P 500 Index                   -22.10%        -0.58%         9.35%      11.09%

[GRAPHIC OMITTED]

FEES AND EXPENSES

Investors incur certain fees and expenses in connection with an investment in the Fund. The following table shows the fees and expenses that you may incur if you buy and hold Class S shares of the portfolios.


                                                                 ANNUAL FUND OPERATING
                                                                 EXPENSES
                                                                 (expenses that are deducted
                                                                 from Fund assets)

                         SHAREHOLDER FEES
                         (fees paid directly from                       Distribution                          TOTAL ANNUAL FUND
                         your investment)            Management Fees    (12b-1) Fees     Other Expenses      OPERATING EXPENSES
===============================================================================================================================
ALGER AMERICAN SMALL            None                       .85%              .25%            .10%                   1.20%
CAPITALIZATION
PORTFOLIO

ALGER AMERICAN                  None                       .80%              .25%            .14%                   1.19%
MIDCAP GROWTH
PORTFOLIO

ALGER AMERICAN                  None                       .75%              .25%            .10%                   1.10%
GROWTH
PORTFOLIO

ALGER AMERICAN                  None                       .75%              .25%            .17%                   1.17%
BALANCED PORTFOLIO

ALGER AMERICAN                  None                       .85%              .25%            .22%                   1.32%
LEVERAGED ALLCAP
PORTFOLIO

ALGER AMERICAN                  None                      .625%              .25%           .175%                   1.05%
INCOME & GROWTH
PORTFOLIO


EXAMPLE

The following example, which reflects the shareholder fees and operating expenses listed in the preceding table, is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class S shares of the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                  1 Year       3 Years      5 Years     10 Years
--------------------------------------------------------------------------------

ALGER AMERICAN SMALL              $  122       $  381       $  660       $1,455
CAPITALIZATION
PORTFOLIO

ALGER AMERICAN                    $  121       $  378       $  654       $1,443
MIDCAP GROWTH
PORTFOLIO

ALGER AMERICAN                    $  112       $  350       $  606       $1,340
GROWTH
PORTFOLIO

ALGER AMERICAN                    $  119       $  372       $  644       $1,420
BALANCED
PORTFOLIO

ALGER AMERICAN                    $  134       $  418       $  723       $1,590
LEVERAGED ALLCAP
PORTFOLIO

ALGER AMERICAN                    $  107       $  334       $  579       $1,283
INCOME & GROWTH
PORTFOLIO

The example above does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the plan documents.


ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS

Each portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the portfolio's assets from a temporary unacceptable risk of loss, rather than directly to promote the portfolio's investment objective. The portfolio may not achieve its objective during such periods.

Other securities the portfolios may invest in are discussed in the Fund's Statement of Additional Information (see back cover).

[GRAPHIC OMITTED]

MANAGEMENT AND ORGANIZATION

MANAGER

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003


The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/02) $5.00 billion in mutual fund assets as well as $3.43 billion in other assets. The Manager is responsible for managing each portfolio's assets according to its goal and for placing orders with broker-dealers to purchase and sell securities on behalf of the portfolios. The Fund has had the same manager since inception and, for the most recent fiscal year, the portfolios paid the Manager fees at these annual rates based on a percentage of average daily net assets: Small Capitalization and Leveraged AllCap Portfolios--.85%; MidCap Growth Portfolio--.80%; Growth and Balanced Portfolios--.75%; Income & Growth Portfolio--.625%.


PORTFOLIO MANAGERS


Fred M. Alger III is the chief market strategist for the portfolios, overseeing the investments of each portfolio since September 2001. Mr. Alger, who founded Fred Alger Management, Inc., has served as Chairman of the Board since 1964, and co-managed the portfolios prior to 1995. Dan C. Chung, CFA, David Hyun, CFA, Alison Barbi, CFA, and Jill Greenwald, CFA are the individuals responsible for the day-to-day management of portfolio investments. Mr. Chung, manager of the MidCap Growth and Income & Growth Portfolios and co-manager of the Balanced and Growth Portfolios since September 2001, has been employed by the Manager since 1994 as a Vice President and analyst from 1996 to 1999, as a Senior Vice President and senior analyst until 2000, as an Executive Vice President and portfolio manager since 2000, and as Chief Investment Officer since September 2001. Mr. Hyun, manager of the Leveraged AllCap Portfolio and co-manager of the Growth Portfolio since September 2001, has been employed by the Manager as an Executive Vice President since September 2001, prior to which he was employed by the Manager as an analyst from 1991 until 1997 and as a Senior Vice President and portfolio manager from 1997 until June 2000; he was a portfolio manager at Oppenheimer Funds from June 2000 until September 2001. Ms. Barbi, co-manager of the Balanced Portfolio since September 2001, has been employed by the Manager since September 2001 as a Senior Vice President and portfolio manager, prior to which she was a Vice President and securities trader at NationsBanc Montgomery Securities LLC from 1990 until 1998, and a private investor since 1998. Ms. Greenwald, manager of the Small Capitalization Portfolio since November 2001, has been employed by the Manager as a Senior Vice President and portfolio manager since November 2001, prior to which she was employed by the Manager as an analyst and later a senior analyst from 1986 to 1992, as a Managing Director and senior portfolio manager at Chase Manhattan Bank from 1994 through 1999 and as a Senior Vice President and Investment Officer at J&W Seligman & Co. from 1999 until November 2001.


[GRAPHIC OMITTED]

SHAREHOLDER INFORMATION

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302

NET ASSET VALUE

The price of one share is its "net asset value," or NAV. The NAV for each portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.

The Fund generally values the assets of each portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Fund's Board of Trustees. Short-term money market instruments held by the portfolios are valued on the basis of amortized cost.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares and pays dividends and distributions by the portfolios annually. The Fund expects that these annual payments to shareholders will consist of both capital gains and net investment income. Dividends and distributions may differ between classes of shares of a portfolio.

Federal income taxation of separate accounts of insurance companies, variable annuity contracts and variable life insurance contracts is discussed in the prospectuses of participating insurance companies. Generally, distributions by the Fund will not be taxable to holders of variable annuity contracts or variable life insurance policies if the insurance company separate accounts to which those distributions are made meet certain requirements, including certain diversification requirements that the Fund has undertaken to meet, under the Internal Revenue Code. Participants in qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution from their plan accounts. Generally, distributions from plan accounts are taxable as ordinary income at the rate applicable to each participant at the time of distribution. In certain cases, distributions made to a participant prior to the participant's reaching age 59 1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.


Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.


--------------------------------------------------------------------------------
                                   NAV (NET ASSET VALUE) OF A CLASS OF SHARES IS
                                    COMPUTED BY ADDING TOGETHER THE VALUE OF THE
                                  PORTFOLIO'S INVESTMENTS, CASH AND OTHER ASSETS
                             ALLOCABLE TO THE CLASS, SUBTRACTING ITS LIABILITIES
                                      AND THEN DIVIDING THE RESULT BY THE NUMBER
                                             OF OUTSTANDING SHARES OF THE CLASS.
--------------------------------------------------------------------------------


CLASSES OF FUND SHARES

Each portfolio offers two classes of shares: Class O shares and Class S shares. Only Class S shares are offered in this prospectus. Both classes are offered only to separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The classes differ in that, pursuant to a plan adopted under Rule 12b-1 under the Investment Company Act, Class S shares pay a distribution and shareholder servicing fee out of their assets on an ongoing basis to compensate insurance companies and pension and retirement plan service providers for distribution assistance and shareholder services. Over time, these fees will increase the cost of an investment in Class S shares and may cost an investor more than paying other types of sales charges.

PURCHASING AND REDEEMING FUND SHARES

Because the Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans, an individual cannot invest in a portfolio directly, but may do so only through one of these sources. The Fund's shares are held in the names of the separate accounts and plans.

Shares of the Fund can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Transfer Agent. All orders for purchase of shares are subject to acceptance by the Fund or its Transfer Agent. The Transfer Agent pays for redemptions within seven days after it accepts a redemption request.

The Fund may redeem some shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash.

                      [This page intentionally left blank]

[GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand each portfolio's financial performance for the periods shown. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the portfolio (assuming reinvestment of all dividends and distributions). Information is provided also with respect to Class O shares; Class S shares were outstanding during part of the periods shown. Class S shares have higher expense ratios and lower total returns. Information for the periods shown through December 31, 2001 has been audited by Arthur Andersen and information for the year ended December 31, 2002 has been audited by Ernst & Young LLP, the Fund's independent auditors whose report, along with the Fund's financial statements, is included in the Annual Report, which is available upon request.


Note that the Financial Highlights do not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the Plan documents.


                                                    INCOME FROM INVESTMENT OPERATIONS               LESS DIVIDENDS AND DISTRIBUTIONS
                                                    ---------------------------------               --------------------------------

                                       NET ASSET                        NET REALIZED                                  DISTRIBUTIONS
                                         VALUE                         AND UNREALIZED   TOTAL FROM   DIVIDENDS FROM     FROM NET
                                       BEGINNING     NET INVESTMENT      GAIN (LOSS)    INVESTMENT   NET INVESTMENT     REALIZED
                                       OF PERIOD     INCOME (LOSS)     ON INVESTMENTS   OPERATIONS       INCOME           GAINS
                                       ---------     --------------    --------------   ----------   --------------   -------------
ALGER AMERICAN MIDCAP
GROWTH PORTFOLIO
  CLASS S
  Eight months ended 12/31/02(i)(vii)  $    16.69     $    (0.07)        $    (4.19)    $    (4.26)             --             --
  CLASS O
  Year ended 12/31/02 ...............  $    17.67     $    (0.10)        $    (5.12)    $    (5.22)     $       --     $       --
  Year ended 12/31/01 ...............       30.62          (0.09)(ii)         (1.23)         (1.32)             --         (11.63)
  Year ended 12/31/00 ...............       32.23          (0.03)(ii)          2.79           2.76              --          (4.37)
  Year ended 12/31/99 ...............       28.87          (0.05)              8.00           7.95              --          (4.59)
  Year ended 12/31/98 ...............       24.18           0.00(ii)           6.95           6.95              --          (2.26)
  Year ended 12/31/97 ...............       21.35          (0.04)              3.20           3.16           (0.01)         (0.32)
  Year ended 12/31/96 ...............       19.44           0.03               2.29           2.32              --          (0.41)
  Year ended 12/31/95 ...............       13.46          (0.03)              6.01           5.98              --             --
  Year ended 12/31/94 ...............       13.72           0.00(ii)          (0.21)         (0.21)             --          (0.05)
  Year ended 12/31/93(i)(vi) ........       10.00          (0.02)              3.88           3.86              --          (0.14)

ALGER AMERICAN SMALL
CAPITALIZATION PORTFOLIO
  CLASS S
  Eight months ended 12/31/02(i)(vii)  $    16.02     $    (0.08)        $    (3.75)    $    (3.83)             --             --
  CLASS O
  Year ended 12/31/02 ...............  $    16.55     $    (0.11)        $    (4.23)    $    (4.34)     $       --     $       --
  Year ended 12/31/01 ...............       23.49          (0.03)             (6.90)         (6.93)          (0.01)            --
  Year ended 12/31/00 ...............       55.15           0.01(ii)         (12.80)        (12.79)             --         (18.87)
  Year ended 12/31/99 ...............       43.97          (0.12)(ii)         16.98          16.86              --          (5.68)
  Year ended 12/31/98 ...............       43.75          (0.02)              6.30           6.28              --          (6.06)
  Year ended 12/31/97 ...............       40.91          (0.05)(ii)          4.45           4.40              --          (1.56)
  Year ended 12/31/96 ...............       39.41          (0.04)(ii)          1.70           1.66              --          (0.16)
  Year ended 12/31/95 ...............       27.31          (0.09)             12.19          12.10              --             --
  Year ended 12/31/94 ...............       30.88          (0.03)(ii)         (1.45)         (1.48)             --          (2.09)
  Year ended 12/31/93 ...............       27.26          (0.05)              3.67           3.62              --             --

ALGER AMERICAN GROWTH PORTFOLIO
  CLASS S
  Eight months ended 12/31/02(i)(vii)  $    33.28     $    (0.01)        $    (8.66)    $    (8.67)             --             --
  CLASS O
  Year ended 12/31/02 ...............  $    36.77     $    (0.01)        $   (12.12)    $   (12.13)     $    (0.01)    $       --
  Year ended 12/31/01 ...............       47.27           0.01              (4.88)         (4.87)          (0.10)         (5.53)
  Year ended 12/31/00 ...............       64.38           0.10              (8.75)         (8.65)             --          (8.46)
  Year ended 12/31/99 ...............       53.22          (0.03)             16.66          16.63           (0.08)         (5.39)
  Year ended 12/31/98 ...............       42.76           0.09              18.32          18.41           (0.13)         (7.82)
  Year ended 12/31/97 ...............       34.33           0.13               8.66           8.79           (0.13)         (0.23)
  Year ended 12/31/96 ...............       31.16           0.12               4.00           4.12           (0.02)         (0.93)
  Year ended 12/31/95 ...............       23.13           0.02               8.33           8.35           (0.07)         (0.25)
  Year ended 12/31/94 ...............       24.67           0.07               0.15           0.22           (0.03)         (1.73)
  Year ended 12/31/93 ...............       20.17           0.03               4.50           4.53           (0.03)            --

                                                         NET ASSET                       NET ASSETS,
                                            TOTAL        VALUE, END                     END OF PERIOD
                                        DISTRIBUTIONS    OF PERIOD      TOTAL RETURN   (000'S OMITTED)
                                        -------------    ----------     ------------   ---------------
ALGER AMERICAN MIDCAP
GROWTH PORTFOLIO
  CLASS S
  Eight months ended 12/31/02(i)(vii)           --      $    12.43         (25.52%)       $        8
  CLASS O
  Year ended 12/31/02 ...............   $       --      $    12.45         (29.54%)       $  240,063
  Year ended 12/31/01 ...............       (11.63)          17.67          (6.52)           355,015
  Year ended 12/31/00 ...............        (4.37)          30.62           9.18            332,734
  Year ended 12/31/99 ...............        (4.59)          32.23          31.85            931,397
  Year ended 12/31/98 ...............        (2.26)          28.87          30.30            689,571
  Year ended 12/31/97 ...............        (0.33)          24.18          15.01            444,967
  Year ended 12/31/96 ...............        (0.41)          21.35          11.90            394,847
  Year ended 12/31/95 ...............           --           19.44          44.45            185,349
  Year ended 12/31/94 ...............        (0.05)          13.46          (1.54)            62,178
  Year ended 12/31/93(i)(vi) ........        (0.14)          13.72          38.67             21,301

ALGER AMERICAN SMALL
CAPITALIZATION PORTFOLIO
  CLASS S
  Eight months ended 12/31/02(i)(vii)           --      $    12.19         (23.91%)       $        7
  CLASS O
  Year ended 12/31/02 ...............   $       --      $    12.21         (26.22%)       $  376,550
  Year ended 12/31/01 ...............        (0.01)          16.55         (29.51)           517,364
  Year ended 12/31/00 ...............       (18.87)          23.49         (27.20)           700,370
  Year ended 12/31/99 ...............        (5.68)          55.15          43.42            674,864
  Year ended 12/31/98 ...............        (6.06)          43.97          15.53          1,216,584
  Year ended 12/31/97 ...............        (1.56)          43.75          11.39            997,586
  Year ended 12/31/96 ...............        (0.16)          40.91           4.18          1,469,518
  Year ended 12/31/95 ...............           --           39.41          44.31            984,212
  Year ended 12/31/94 ...............        (2.09)          27.31          (4.38)           397,037
  Year ended 12/31/93 ...............           --           30.88          13.28            238,850

ALGER AMERICAN GROWTH PORTFOLIO
  CLASS S
  Eight months ended 12/31/02(i)(vii)           --      $    24.61         (26.05%)       $       19
  CLASS O
  Year ended 12/31/02 ...............   $    (0.01)     $    24.63         (32.99%)       $  874,914
  Year ended 12/31/01 ...............        (5.63)          36.77         (11.81)         1,540,327
  Year ended 12/31/00 ...............        (8.46)          47.27         (14.77)         1,809,937
  Year ended 12/31/99 ...............        (5.47)          64.38          33.74          3,387,526
  Year ended 12/31/98 ...............        (7.95)          53.22          48.07          1,905,719
  Year ended 12/31/97 ...............        (0.36)          42.76          25.75          1,072,529
  Year ended 12/31/96 ...............        (0.95)          34.33          13.35            991,028
  Year ended 12/31/95 ...............        (0.32)          31.16          36.37            502,974
  Year ended 12/31/94 ...............        (1.76)          23.13           1.45            150,390
  Year ended 12/31/93 ...............        (0.03)          24.67          22.47             74,878

                                                    RATIOS/SUPPLEMENTAL DATA
                                      ----------------------------------------------
                                                          RATIO OF NET
                                                           INVESTMENT
                                      RATIO OF EXPENSES   INCOME (LOSS)    PORTFOLIO
                                         TO AVERAGE        TO AVERAGE      TURNOVER
                                         NET ASSETS        NET ASSETS        RATE
                                      -----------------   -------------    ---------
ALGER AMERICAN MIDCAP
GROWTH PORTFOLIO
  CLASS S
  Eight months ended 12/31/02(i)(vii)        1.19%            (0.75%)       323.83%
  CLASS O
  Year ended 12/31/02 ...............        0.93%            (0.56%)       323.83%
  Year ended 12/31/01 ...............        0.88             (0.45)        130.11
  Year ended 12/31/00 ...............        0.84             (0.09)        130.85
  Year ended 12/31/99 ...............        0.85             (0.21)        162.30
  Year ended 12/31/98 ...............        0.84              0.00         152.21
  Year ended 12/31/97 ...............        0.84             (0.15)        151.98
  Year ended 12/31/96 ...............        0.84              0.08          90.97
  Year ended 12/31/95 ...............        0.90             (0.25)        104.74
  Year ended 12/31/94 ...............        0.97              0.03          83.96
  Year ended 12/31/93(i)(vi) ........        1.50(iii)        (0.58)         67.22

ALGER AMERICAN SMALL
CAPITALIZATION PORTFOLIO
  CLASS S
  Eight months ended 12/31/02(i)(vii)        1.20%            (0.87%)       111.82%
  CLASS O
  Year ended 12/31/02 ...............        0.97%            (0.69%)       111.82%
  Year ended 12/31/01 ...............        0.92             (0.27)        181.80
  Year ended 12/31/00 ...............        0.90              0.03         217.69
  Year ended 12/31/99 ...............        0.90             (0.28)        182.25
  Year ended 12/31/98 ...............        0.89             (0.20)        142.90
  Year ended 12/31/97 ...............        0.89             (0.12)        104.43
  Year ended 12/31/96 ...............        0.88             (0.09)        110.04
  Year ended 12/31/95 ...............        0.92             (0.48)         80.66
  Year ended 12/31/94 ...............        0.96             (0.10)        117.61
  Year ended 12/31/93 ...............        1.03             (0.35)        148.07

ALGER AMERICAN GROWTH PORTFOLIO
  CLASS S
  Eight months ended 12/31/02(i)(vii)        1.10%            (0.13%)       238.03%
  CLASS O
  Year ended 12/31/02 ...............        0.85%            (0.01%)       238.03%
  Year ended 12/31/01 ...............        0.81              0.03          87.79
  Year ended 12/31/00 ...............        0.79              0.12         108.27
  Year ended 12/31/99 ...............        0.79             (0.03)        135.13
  Year ended 12/31/98 ...............        0.79              0.25         127.38
  Year ended 12/31/97 ...............        0.79              0.27         129.50
  Year ended 12/31/96 ...............        0.79              0.50          82.86
  Year ended 12/31/95 ...............        0.85              0.18         118.33
  Year ended 12/31/94 ...............        0.86              0.48         111.76
  Year ended 12/31/93 ...............        0.97              0.25         112.64

                                                    INCOME FROM INVESTMENT OPERATIONS               LESS DIVIDENDS AND DISTRIBUTIONS
                                                    ---------------------------------               --------------------------------

                                       NET ASSET                        NET REALIZED                                  DISTRIBUTIONS
                                         VALUE                         AND UNREALIZED   TOTAL FROM   DIVIDENDS FROM     FROM NET
                                       BEGINNING     NET INVESTMENT      GAIN (LOSS)    INVESTMENT   NET INVESTMENT     REALIZED
                                       OF PERIOD     INCOME (LOSS)     ON INVESTMENTS   OPERATIONS       INCOME           GAINS
                                       ---------     --------------    --------------   ----------   --------------   -------------
ALGER AMERICAN INCOME &
GROWTH PORTFOLIO
  CLASS S
  Eight months ended 12/31/02(i)(vii)  $     9.58     $     0.01         $    (2.32)    $    (2.31)             --             --
  CLASS O
  Year ended 12/31/02 ...............  $    10.57     $     0.02         $    (3.29)    $    (3.27)     $    (0.06)    $       --
  Year ended 12/31/01 ...............       13.26           0.05              (1.86)         (1.81)          (0.05)         (0.83)
  Year ended 12/31/00 ...............       17.58           0.05              (0.44)         (0.39)          (0.01)         (3.92)
  Year ended 12/31/99 ...............       13.12           0.00               5.26           5.26           (0.03)         (0.77)
  Year ended 12/31/98 ...............       10.99           0.03               3.30           3.33           (0.04)         (1.16)
  Year ended 12/31/97 ...............        8.42           0.03               2.94           2.97           (0.04)         (0.36)
  Year ended 12/31/96 ...............       17.79           0.09(ii)           1.87           1.96           (0.33)        (11.00)
  Year ended 12/31/95 ...............       13.30           0.11(ii)           4.54           4.65           (0.16)            --
  Year ended 12/31/94 ...............       15.31           0.17              (1.47)         (1.30)          (0.15)         (0.56)
  Year ended 12/31/93 ...............       13.93           0.07               1.37           1.44           (0.06)            --

ALGER AMERICAN BALANCED PORTFOLIO
  CLASS S
  Eight months ended 12/31/02(i)(vii)  $    12.50     $     0.02         $    (1.05)    $    (1.03)             --             --
  CLASS O
  Year ended 12/31/02 ...............  $    13.08     $     0.20         $    (1.79)    $    (1.59)     $    (0.20)    $       --
  Year ended 12/31/01 ...............       13.77           0.18              (0.43)         (0.25)          (0.20)         (0.24)
  Year ended 12/31/00 ...............       15.57           0.20              (0.61)         (0.41)          (0.13)         (1.26)
  Year ended 12/31/99 ...............       12.98           0.15               3.45           3.60           (0.17)         (0.84)
  Year ended 12/31/98 ...............       10.76           0.19               3.02           3.21           (0.18)         (0.81)
  Year ended 12/31/97 ...............        9.24           0.17               1.63           1.80           (0.12)         (0.16)
  Year ended 12/31/96 ...............       13.64           0.21(ii)           1.01           1.22           (0.73)         (4.89)
  Year ended 12/31/95 ...............       10.80           0.33(ii)           2.73           3.06           (0.22)            --
  Year ended 12/31/94 ...............       11.58           0.20              (0.70)         (0.50)          (0.13)         (0.15)
  Year ended 12/31/93 ...............       10.77           0.15               0.69           0.84           (0.03)            --

ALGER AMERICAN LEVERAGED
ALLCAP PORTFOLIO
  CLASS S
  Eight months ended 12/31/02(i)(vii)  $    28.46     $    (0.02)        $    (7.61)    $    (7.63)             --             --
  CLASS O
  Year ended 12/31/02 ...............  $    31.55     $    (0.14)        $   (10.56)    $   (10.70)             --     $       --
  Year ended 12/31/01 ...............       38.80           0.00(ii)          (6.06)         (6.06)             --          (1.19)
  Year ended 12/31/00 ...............       57.97          (0.02)(ii)        (13.77)        (13.79)             --          (5.38)
  Year ended 12/31/99 ...............       34.90          (0.09)             25.93          25.84              --          (2.77)
  Year ended 12/31/98 ...............       23.17          (0.05)             12.99          12.94              --          (1.21)
  Year ended 12/31/97 ...............       19.36          (0.03)              3.84           3.81              --             --
  Year ended 12/31/96 ...............       17.43          (0.03)(ii)          2.14           2.11              --          (0.18)
  Year ended 12/31/95(i)(viii) ......       10.00          (0.03)              7.46           7.43              --             --

                                                         NET ASSET                       NET ASSETS,
                                            TOTAL        VALUE, END                     END OF PERIOD
                                        DISTRIBUTIONS    OF PERIOD      TOTAL RETURN   (000'S OMITTED)
                                        -------------    ----------     ------------   ---------------
ALGER AMERICAN INCOME &
GROWTH PORTFOLIO
  CLASS S
  Eight months ended 12/31/02(i)(vii)           --      $     7.27         (24.11%)       $        7
  CLASS O
  Year ended 12/31/02 ...............   $    (0.06)     $     7.24         (31.10%)       $   85,066
  Year ended 12/31/01 ...............        (0.88)          10.57         (14.32)           144,006
  Year ended 12/31/00 ...............        (3.93)          13.26          (1.27)           150,783
  Year ended 12/31/99 ...............        (0.80)          17.58          42.45             91,250
  Year ended 12/31/98 ...............        (1.20)          13.12          32.39             77,926
  Year ended 12/31/97 ...............        (0.40)          10.99          36.29             47,399
  Year ended 12/31/96 ...............       (11.33)           8.42          19.68             20,910
  Year ended 12/31/95 ...............        (0.16)          17.79          35.13              8,639
  Year ended 12/31/94 ...............        (0.71)          13.30          (8.28)            29,135
  Year ended 12/31/93 ...............        (0.06)          15.31          10.34             31,895

ALGER AMERICAN BALANCED PORTFOLIO
  CLASS S
  Eight months ended 12/31/02(i)(vii)           --      $    11.47          (8.24%)       $      494
  CLASS O
  Year ended 12/31/02 ...............   $    (0.20)     $    11.29         (12.29%)       $  254,290
  Year ended 12/31/01 ...............        (0.44)          13.08          (1.93)           224,959
  Year ended 12/31/00 ...............        (1.39)          13.77          (2.76)           115,894
  Year ended 12/31/99 ...............        (1.01)          15.57          29.21             56,327
  Year ended 12/31/98 ...............        (0.99)          12.98          31.51             28,208
  Year ended 12/31/97 ...............        (0.28)          10.76          19.82             16,614
  Year ended 12/31/96 ...............        (5.62)           9.24          10.17             10,486
  Year ended 12/31/95 ...............        (0.22)          13.64          28.62              3,671
  Year ended 12/31/94 ...............        (0.28)          10.80          (4.27)            10,394
  Year ended 12/31/93 ...............        (0.03)          11.58           7.79              7,848

ALGER AMERICAN LEVERAGED
ALLCAP PORTFOLIO
  CLASS S
  Eight months ended 12/31/02(i)(vii)           --      $    20.83         (26.81%)       $      281
  CLASS O
  Year ended 12/31/02 ...............   $       --      $    20.85         (33.91%)       $  271,373
  Year ended 12/31/01 ...............        (1.19)          31.55         (15.93)           443,209
  Year ended 12/31/00 ...............        (5.38)          38.80         (24.83)           476,517
  Year ended 12/31/99 ...............        (2.77)          57.97          78.06            362,500
  Year ended 12/31/98 ...............        (1.21)          34.90          57.83            101,710
  Year ended 12/31/97 ...............           --           23.17          19.68             53,488
  Year ended 12/31/96 ...............        (0.18)          19.36          12.04             34,925
  Year ended 12/31/95(i)(viii) ......           --           17.43          74.30              5,497

                                                     RATIOS/SUPPLEMENTAL DATA
                                       ----------------------------------------------
                                                           RATIO OF NET
                                                            INVESTMENT
                                       RATIO OF EXPENSES   INCOME (LOSS)    PORTFOLIO
                                          TO AVERAGE        TO AVERAGE      TURNOVER
                                          NET ASSETS        NET ASSETS        RATE
                                       -----------------   -------------    ---------
ALGER AMERICAN INCOME &
GROWTH PORTFOLIO
  CLASS S
  Eight months ended 12/31/02(i)(vii)         1.05%             0.16%        276.12%
  CLASS O
  Year ended 12/31/02 ...............         0.79%             0.25%        276.12%
  Year ended 12/31/01 ...............         0.72              0.52         110.04
  Year ended 12/31/00 ...............         0.70              0.43         142.43
  Year ended 12/31/99 ...............         0.70              0.03         193.23
  Year ended 12/31/98 ...............         0.70              0.31         131.67
  Year ended 12/31/97 ...............         0.74              0.56         150.09
  Year ended 12/31/96 ...............         0.81              0.94         121.60
  Year ended 12/31/95 ...............         0.75              0.61         164.05
  Year ended 12/31/94 ...............         0.75              1.22         177.97
  Year ended 12/31/93 ...............         0.97              1.51         105.80

ALGER AMERICAN BALANCED PORTFOLIO
  CLASS S
  Eight months ended 12/31/02(i)(vii)         1.17%             1.67%        188.76%
  CLASS O
  Year ended 12/31/02 ...............         0.87%             2.16%        188.76%
  Year ended 12/31/01 ...............         0.85              2.53          62.93
  Year ended 12/31/00 ...............         0.88              2.40          63.37
  Year ended 12/31/99 ...............         0.93              1.66         118.74
  Year ended 12/31/98 ...............         0.92              2.09          94.64
  Year ended 12/31/97 ...............         1.01              2.14         105.01
  Year ended 12/31/96 ...............         1.14              2.06          68.66
  Year ended 12/31/95 ...............         1.00              2.49         113.02
  Year ended 12/31/94 ...............         1.08              2.30          78.80
  Year ended 12/31/93 ...............         1.25(iv)          2.05          85.46

ALGER AMERICAN LEVERAGED
ALLCAP PORTFOLIO
  CLASS S
  Eight months ended 12/31/02(i)(vii)         1.32%            (0.92%)       203.05%
  CLASS O
  Year ended 12/31/02 ...............         0.96%            (0.49%)       203.05%
  Year ended 12/31/01 ...............         0.92              0.00         103.03
  Year ended 12/31/00 ...............         0.90             (0.03)        132.28
  Year ended 12/31/99 ...............         0.93             (0.49)        155.74
  Year ended 12/31/98 ...............         0.96             (0.27)        143.59
  Year ended 12/31/97 ...............         1.00             (0.17)        164.27
  Year ended 12/31/96 ...............         1.09             (0.15)        102.10
  Year ended 12/31/95(i)(viii) ......         1.56(v)          (0.71)        178.23

--------------------------------------------------------------------------------
(i)   Ratios have been annualized; total return has not been annualized.
(ii)  Amount was computed based on average shares outstanding during the year.
(iii) Amount has been reduced by 0.03% due to expense reimbursements.
(iv)  Amount has been reduced by 0.19% due to expense reimbursements.
(v)   Amount has been reduced by 2.36% due to expense reimbursements.
(vi)  Commenced operations May 3, 1993.
(vii) Commenced operations May 1, 2002.
(viii) Commenced operations January 25, 1995.

FOR FUND INFORMATION:

By telephone:   (800) 992-3863

By mail:        The Alger American Fund
                111 Fifth Avenue
                New York, NY 10003

STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports, and make inquiries of the Fund, by calling the Fund's toll-free number or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, DC. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling (202) 942-8090. Fund documents are also available on the EDGAR database on the SEC's internet site at http://www.sec.gov.

DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED


THE ALGER AMERICAN FUND
SEC FILE #811-5550

                             THE ALGER AMERICAN FUND
                                 CLASS O SHARES

                      A POOLED FUNDING VEHICLE FOR:
                      o  VARIABLE ANNUITY CONTRACTS
                      o  VARIABLE LIFE INSURANCE POLICIES
                      o  QUALIFIED PENSION PLANS
                      o  QUALIFIED RETIREMENT PLANS

                                                         PROSPECTUS

                                                        MAY 1, 2003


                      ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
                             ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
                                    ALGER AMERICAN GROWTH PORTFOLIO
                          ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
                           ALGER AMERICAN INCOME & GROWTH PORTFOLIO


As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                 [LOGO OMITTED]

                                                                       THE ALGER
                                                                   AMERICAN FUND

                                                                  CLASS O SHARES

                                                                      PROSPECTUS

                                                                     MAY 1, 2003

TABLE OF CONTENTS
--------------------------------------------------------------------------------

2 ............Risk/Return Summary: Investments,
              Risks & Performance

      2 ......Investments


              Alger American Small
              Capitalization Portfolio ......................2
              Alger American MidCap
              Growth Portfolio ..............................2
              Alger American Growth Portfolio ...............2
              Alger American Leveraged
              AllCap Portfolio ..............................2
              Alger American Income &
              Growth Portfolio ..............................2


      3 ......Principal Risks


              Alger American Small
              Capitalization Portfolio ......................3
              Alger American MidCap
              Growth Portfolio ..............................3
              Alger American Growth Portfolio ...............3
              Alger American Leveraged
              AllCap Portfolio ..............................3
              Alger American Income &
              Growth Portfolio ..............................3

      3 ......Performance

              Alger American Small
              Capitalization Portfolio ......................4
              Alger American MidCap
              Growth Portfolio ..............................4
              Alger American Growth Portfolio ...............4
              Alger American Leveraged
              AllCap Portfolio ..............................5
              Alger American Income &
              Growth Portfolio ..............................5


6 ............Fees and Expenses
7 ............Management & Organization
7 ............Shareholder Information


              Distributor ...................................7
              Transfer Agent ................................7
              Classes of Fund Shares ........................8
              Purchasing and Redeeming
              Fund Shares ...................................8


10 ...........Financial Highlights

Back Cover:   How to obtain more information

[GRAPHIC OMITTED]

RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE

INVESTMENTS: THE ALGER AMERICAN FUND


The investment goal and primary approach of each portfolio is discussed individually below. All of the portfolios invest primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. They invest primarily in "growth" stocks. The Fund's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:


o     High Unit Volume Growth

      Vital, creative companies which offer goods or services to a rapidly-expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

o     Positive Life Cycle Change


      Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management; products or technologies; restructuring or reorganization; or merger and acquisition.


The company's market capitalization will dictate in which portfolio(s) it will be placed. The market capitalization of a company is its price per share multiplied by its number of outstanding shares.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

GOAL

The Alger American Small Capitalization Portfolio seeks long-term capital appreciation.

APPROACH

It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly-expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the companies in the Russell 2000 Growth Index or the S&P SmallCap 600 Index.

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

GOAL

The Alger American MidCap Growth Portfolio seeks long-term capital appreciation.

APPROACH

It focuses on midsized companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the Russell Midcap Growth Index or the S&P MidCap 400 Index.

ALGER AMERICAN GROWTH PORTFOLIO

GOAL

The Alger American Growth Portfolio seeks long-term capital appreciation.

APPROACH

It  focuses on growing  companies  that  generally  have  broad  product  lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.


ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO


GOAL

The  Alger  American   Leveraged  AllCap   Portfolio  seeks  long-term   capital
appreciation.

APPROACH

Under normal circumstances, the portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential.

The portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

ALGER AMERICAN INCOME & GROWTH PORTFOLIO

GOAL

The Alger American Income & Growth Portfolio prima-rily seeks to provide a high level of dividend income; its secondary goal is to provide capital appreciation.

APPROACH

The portfolio invests in dividend paying equity securities, such as common or preferred stocks, preferably those which the Manager believes also offer opportunities for capital appreciation.

[GRAPHIC OMITTED]

PRINCIPAL RISKS

RISKS APPLICABLE TO ALL EQUITY PORTFOLIOS

As with any fund that invests in stocks, your investment will go up or down in value, and the loss of your investment is a risk of investing. A portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a Fund investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the equity portfolios' investment styles and objectives, an investment in them may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investments' values.

A portfolio's trading in some stocks may be relatively short-term, meaning the Fund may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses.

There may be additional risks applicable to a specific portfolio because of its investment approach.

RISKS APPLICABLE TO ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

An additional risk of investing in the portfolio is:

o the possibility of greater risk by investing in smaller, less seasoned companies rather than larger, more-established companies owing to such factors as inexperienced management and limited financial resources

RISKS APPLICABLE TO ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

An additional risk of investing in the portfolio is:

o the possibility of greater risk by investing in medium-sized companies rather than larger, more-established companies owing to such factors as inexperienced management and limited financial resources



RISKS APPLICABLE TO ALGER AMERICAN GROWTH PORTFOLIO

The portfolio's primary risks are those summarized above in "Risks Applicable to All Equity Portfolios."


RISKS APPLICABLE TO ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO


Additional risks of investing in the portfolio are:

o the possibility of greater risk by investing in small- and medium-sized companies (in addition to large, more-established companies) owing to such factors as inexperienced management and limited financial resources

o the risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus, the portfolio's net asset value can decrease more quickly than if the portfolio had not borrowed

RISKS APPLICABLE TO ALGER AMERICAN INCOME & GROWTH PORTFOLIO

An additional risk of investing in the portfolio is:

o the possibility that companies may cut or fail to declare dividends due to market downturns or other reasons

[GRAPHIC OMITTED]

PERFORMANCE

The following bar charts show the changes in each portfolio's performance from year to year and give you some indication of the risks of investing in the Fund. They assume reinvestment of dividends and distributions.

The Average Annual Total Return tables compare a portfolio's performance over several periods with that of an appropriate benchmark index. The annual returns assume reinvestment of dividends and distributions. Remember that how a portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

The performance disclosed in these charts does not reflect separate account charges which, if reflected, would lower returns.

Each index used in the tables is a broad index designed to track a particular market or market segment. No expenses or fees are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest on the underlying securities that make up the respective index.

The Alger American Growth Portfolio and the Alger American Income & Growth Portfolio have changed their performance benchmark from the S&P 500 Index to the Russell 1000

Growth Index. Alger American Leveraged AllCap Portfolio has changed its performance benchmark from the S&P 500 Index to the Russell 3000 Growth Index. Alger American MidCap Growth Portfolio has changed its performance benchmark from the S&P MidCap 400 Index to the Russell Midcap Growth Index. Each replacement index tracks the performance of stocks that Fund management believes are more closely representative of those stocks normally held by the respective portfolio.


o Russell 1000 Growth Index: An index of common stocks designed to track performance of large capitalization companies with greater than average growth orientation.

o Russell 2000 Growth Index: An index of common stocks designed to track performance of small capitalization companies with greater than average growth orientation.

o Russell 3000 Growth Index: An index of common stocks designed to track performance of companies with greater than average growth orientation in general.

o Russell Midcap Growth Index: An index of common stocks designed to track performance of medium-capitalization companies with greater than average growth orientation.

o S&P 500 Index: An index of large company common stocks considered to be representative of the U.S. stock market in general.


o S&P MidCap 400 Index: An index of common stocks designed to track performance of medium capitalization companies.


ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

Annual Total Return as of December 31 each year (%)
Class O

                               [BAR CHART OMITTED]

             [THIS DATA REPRESENTS A BAR CHART IN THE PRINTED PIECE]

   93      94      95     96       97      98      99      00      01      02

 13.28   -4.38   44.31   4.18    11.39   15.53   43.42   -27.20  -29.51  -26.22

Best Quarter:      31.06%     Q4    1999
Worst Quarter:    -26.52%     Q1    2001

Average Annual Total Return as of December 31, 2002
Class O

                                                                         Since
                                                                       Inception
                              1 Year         5 Years        10 Years   (9/21/88)
--------------------------------------------------------------------------------
American Small
  Capitalization              -26.22%         -8.90%          1.30%       8.51%
Russell 2000
  Growth Index                -30.27%         -6.59%          2.62%       5.32%

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

Annual Total Return as of December 31 each year (%)
Class O

                               [BAR CHART OMITTED]

             [THIS DATA REPRESENTS A BAR CHART IN THE PRINTED PIECE]

      94      95      96      97     98       99     00       01       02

    -1.54   44.45   11.90   15.01   30.30   31.85   9.18    -6.52   -29.54

Best Quarter:     27.07%     Q4     1998
Worst Quarter:   -18.60%     Q3     2002

Average Annual Total Return as of December 31, 2002
Class O

                                                                        Since
                                                                      Inception
                                              1 Year       5 Years     (5/3/93)
-------------------------------------------------------------------------------

American MidCap Growth                        -29.54%        4.32%      12.55%
Russell Midcap Growth Index                   -27.40%       -1.82%       7.26%
S&P MidCap 400 Index                          -14.52%        6.41%      12.27%

ALGER AMERICAN GROWTH PORTFOLIO

Annual Total Return as of December 31 each year (%)
Class O

                               [BAR CHART OMITTED]

             [THIS DATA REPRESENTS A BAR CHART IN THE PRINTED PIECE]

   93     94       95      96      97      98      99      00      01      02

 22.47   1.45    36.37   13.35   25.75   48.07   33.74   -14.77  -11.81  -32.99

Best Quarter:       25.93%    Q4      1998
Worst Quarter:     -20.20%    Q3      2002

Average Annual Total Return as of December 31, 2002
Class O

                                                                         Since
                                                                       Inception
                              1 Year        5 Years        10 Years     (1/9/89)
--------------------------------------------------------------------------------

American Growth              -32.99%         -0.05%          9.19%       12.06%
Russell 1000
  Growth Index               -27.89%         -3.84%          6.71%        9.99%
S&P 500 Index                -22.10%         -0.58%          9.35%       11.00%

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

Annual Total Return as of December 31 each year (%)
Class O

                               [BAR CHART OMITTED]

             [THIS DATA REPRESENTS A BAR CHART IN THE PRINTED PIECE]

            96      97      98      99      00      01      02

          12.04   19.68   57.83   78.06   -24.83  -15.93  -33.91

Best Quarter:       40.16%    Q4      1999
Worst Quarter:     -21.93%    Q4      2000

Average Annual Total Return as of December 31, 2002
Class O

                                                                          Since
                                                                       Inception
                                        1 Year           5 Years       (1/25/95)
--------------------------------------------------------------------------------

American Leveraged
  AllCap                                -33.91%           3.26%          13.56%
Russell 3000
  Growth Index                          -28.05%          -4.11%           7.02%
S&P 500 Index                           -22.10%          -0.58%          10.10%

ALGER AMERICAN INCOME & GROWTH PORTFOLIO

Annual Total Return as of December 31 each year (%)
Class O

                               [BAR CHART OMITTED]

             [THIS DATA REPRESENTS A BAR CHART IN THE PRINTED PIECE]

   93      94      95      96      97      98      99      00      01      02

 10.34   -8.28   35.13   19.68   36.29   32.39   42.45   -1.27   -14.32  -31.10

Best Quarter:       35.96%    Q4      1999
Worst Quarter:     -19.33%    Q3      2002

Average Annual Total Return as of December 31, 2002
Class O


                                                                         Since
                                                                       Inception
                                 1 Year        5 Years      10 Years  (11/15/88)
--------------------------------------------------------------------------------

American
  Income & Growth               -31.10%         1.91%         9.38%       9.44%
Russell 1000
  Growth Index                  -27.89%        -3.84%         6.71%      10.15%
S&P 500 Index                   -22.10%        -0.58%         9.35%      11.09%



The Fund also offers Class S shares. Class S and Class O shares differ only in that Class S shares are subject to a distribution and shareholder servicing fee, while Class O shares are not. Because of the distribution and shareholder servicing fee, returns will be lower for Class S shares.

[GRAPHIC OMITTED]

FEES AND EXPENSES

Investors incur certain fees and expenses in connection with an investment in the Fund. The following table shows the fees and expenses that you may incur if you buy and hold Class O shares of the portfolios.


                                                                 ANNUAL FUND OPERATING
                                                                 EXPENSES
                                                                 (expenses that are deducted
                                                                 from Fund assets)

                         SHAREHOLDER FEES
                         (fees paid directly from                       Distribution                          TOTAL ANNUAL FUND
                         your investment)            Management Fees    (12b-1) Fees     Other Expenses      OPERATING EXPENSES
===============================================================================================================================
ALGER AMERICAN                  None                       .85%              None            .12%                   .97%
SMALL CAPITALIZATION
PORTFOLIO

ALGER AMERICAN                  None                       .80%              None            .13%                   .93%
MIDCAP GROWTH
PORTFOLIO

ALGER AMERICAN                  None                       .75%              None            .10%                   .85%
GROWTH
PORTFOLIO

ALGER AMERICAN                  None                       .85%              None            .11%                   .96%
LEVERAGED ALLCAP
PORTFOLIO

ALGER AMERICAN                  None                      .625%              None           .165%                   .79%
INCOME & GROWTH
PORTFOLIO


EXAMPLE

The following example, which reflects the shareholder fees and operating expenses listed in the preceding table, is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class O shares of the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                  1 Year       3 Years      5 Years     10 Years
--------------------------------------------------------------------------------

ALGER AMERICAN                    $   99       $  309       $  536       $1,190
SMALL CAPITALIZATION
PORTFOLIO

ALGER AMERICAN                    $   95       $  296       $  515       $1,143
MIDCAP GROWTH
PORTFOLIO

ALGER AMERICAN                    $   87       $  271       $  471       $1,049
GROWTH
PORTFOLIO

ALGER AMERICAN                    $   98       $  306       $  531       $1,178
LEVERAGED ALLCAP
PORTFOLIO

ALGER AMERICAN                    $   81       $  252       $  439       $  978
INCOME & GROWTH
PORTFOLIO

The example above does not reflect charges and deductions which are or may be imposed under variable annuity contracts, variable life insurance policies or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this Prospectus or in the plan documents.


ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS

Each portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the portfolio's assets from a temporary unacceptable risk of loss, rather than directly to promote the portfolio's investment objective. The portfolio may not achieve its objective during such periods.

Other securities the portfolios may invest in are discussed in the Fund's Statement of Additional Information (see back cover).

[GRAPHIC OMITTED]

MANAGEMENT AND ORGANIZATION

MANAGER

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003


The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/02) $5.00 billion in mutual fund assets as well as $3.43 billion in other assets. The Manager is responsible for managing each portfolio's assets according to its goal and for placing orders with broker-dealers to purchase and sell securities on behalf of the portfolios. The Fund has had the same manager since inception and, for the most recent fiscal year, the portfolios paid the Manager fees at these annual rates based on a percentage of average daily net assets: Small Capitalization and Leveraged AllCap Portfolios--.85%; MidCap Growth Portfolio--.80%; Growth Portfolio--.75%; Income & Growth Portfolio--.625%.


PORTFOLIO MANAGERS


Fred M. Alger III is the chief market strategist for the portfolios, overseeing the investments of each portfolio since September 2001. Mr. Alger, who founded Fred Alger Management, Inc., has served as Chairman of the Board since 1964, and co-managed the portfolios prior to 1995. Dan C. Chung, CFA, David Hyun, CFA, and Jill Greenwald, CFA are the individuals responsible for the day-to-day management of portfolio investments. Mr. Chung, manager of the MidCap Growth and Income & Growth Portfolios and co-manager of the Growth Portfolio since September 2001, has been employed by the Manager since 1994 as a Vice President and analyst from 1996 to 1999, as a Senior Vice President and senior analyst until 2000, as an Executive Vice President and portfolio manager since 2000, and as Chief Investment Officer since September 2001. Mr. Hyun, manager of the Leveraged AllCap Portfolio and co-manager of the Growth Portfolio since September 2001, has been employed by the Manager as an Executive Vice President since September 2001, prior to which he was employed by the Manager as an analyst from 1991 until 1997 and as a Senior Vice President and portfolio manager from 1997 until June 2000; he was a portfolio manager at Oppenheimer Funds from June 2000 until September 2001. Ms. Greenwald, manager of the Small Capitalization Portfolio since November 2001, has been employed by the Manager as a Senior Vice President and portfolio manager since November 2001, prior to which she was employed by the Manager as an analyst and later a senior analyst from 1986 to 1992, as a Managing Director and senior portfolio manager at Chase Manhattan Bank from 1994 through 1999 and as a Senior Vice President and Investment Officer at J&W Seligman & Co. from 1999 until November 2001.


[GRAPHIC OMITTED]

SHAREHOLDER INFORMATION

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302

NET ASSET VALUE


The price of one share is its "net asset value" or NAV. The NAV for each portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.


The Fund generally values the assets of each portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Fund's Board of Trustees. Short-term money market instruments held by the portfolios are valued on the basis of amortized cost.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares and pays dividends and distributions by the portfolios annually. The Fund expects that these annual payments to shareholders will consist of both capital gains and net investment income. Dividends and distributions may differ between classes of shares of a portfolio.

Federal income taxation of separate accounts of insurance companies, variable annuity contracts and variable life insurance contracts is discussed in the prospectuses of participating insurance companies. Generally, distributions by the Fund will not be taxable to holders of variable annuity contracts or variable life insurance policies if the insurance company separate accounts to which those distributions are made meet certain requirements, including certain diversification requirements that the Fund has undertaken to meet, under the Internal Revenue Code. Participants in qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution from their plan accounts. Generally, distributions from plan accounts are taxable as ordinary income at the rate applicable to each participant at the time of distribution. In certain cases, distributions made to a participant prior to the participant's reaching age 59 1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.

Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.

--------------------------------------------------------------------------------
                                   NAV (NET ASSET VALUE) OF A CLASS OF SHARES IS
                                    COMPUTED BY ADDING TOGETHER THE VALUE OF THE
                                  PORTFOLIO'S INVESTMENTS, CASH AND OTHER ASSETS
                             ALLOCABLE TO THE CLASS, SUBTRACTING ITS LIABILITIES
                                      AND THEN DIVIDING THE RESULT BY THE NUMBER
                                             OF OUTSTANDING SHARES OF THE CLASS.
--------------------------------------------------------------------------------

CLASSES OF FUND SHARES


Each portfolio offers two classes of shares: Class O shares and Class S shares. Only Class O shares are offered in this Prospectus. Both classes are offered only to separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The classes differ only in that Class S shares are subject to a distribution and shareholder servicing fee, while Class O shares are not.




PURCHASING AND REDEEMING FUND SHARES

Because the Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans, an individual cannot invest in a portfolio directly, but may do so only through one of these sources. The Fund's shares are held in the names of the separate accounts and plans.

Shares of the Fund can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Transfer Agent. All orders for purchase of shares are subject to acceptance by the Fund or its Transfer Agent. The Transfer Agent pays for redemptions within seven days after it accepts a redemption request.

The Fund may redeem some shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash.

                      [This page intentionally left blank]

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand each portfolio's financial performance for the periods shown. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the portfolio (assuming reinvestment of all dividends and distributions). Information for the periods shown through December 31, 2001 has been audited by Arthur Andersen LLP and information for the year ended December 31, 2002 has been audited by Ernst & Young LLP, the Fund's independent auditors whose report, along with the Fund's financial statements, is included in the Annual Report, which is available upon request.

Note that the Financial Highlights do not reflect charges and deductions which are or may be imposed under variable annuity contracts, variable life insurance policies or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this Prospectus or in the Plan documents.

                                                   INCOME FROM INVESTMENT OPERATIONS                LESS DIVIDENDS AND DISTRIBUTIONS
                                                   ---------------------------------                --------------------------------
                                       NET ASSET                       NET REALIZED                                    DISTRIBUTIONS
                                         VALUE                        AND UNREALIZED    TOTAL FROM    DIVIDENDS FROM     FROM NET
                                       BEGINNING    NET INVESTMENT      GAIN (LOSS)     INVESTMENT    NET INVESTMENT     REALIZED
                                       OF PERIOD    INCOME (LOSS)     ON INVESTMENTS    OPERATIONS        INCOME          GAINS
                                       ---------    --------------    --------------    ----------    --------------   -------------
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
  CLASS O
  Year ended 12/31/02 ............... $    17.67     $    (0.10)        $    (5.12)     $    (5.22)     $       --     $       --
  Year ended 12/31/01 ...............      30.62          (0.09)(II)         (1.23)          (1.32)             --         (11.63)
  Year ended 12/31/00 ...............      32.23          (0.03)(ii)          2.79            2.76              --          (4.37)
  Year ended 12/31/99 ...............      28.87          (0.05)              8.00            7.95              --          (4.59)
  Year ended 12/31/98 ...............      24.18           0.00(ii)           6.95            6.95              --          (2.26)
  Year ended 12/31/97 ...............      21.35          (0.04)              3.20            3.16           (0.01)         (0.32)
  Year ended 12/31/96 ...............      19.44           0.03               2.29            2.32              --          (0.41)
  Year ended 12/31/95 ...............      13.46          (0.03)              6.01            5.98              --             --
  Year ended 12/31/94 ...............      13.72           0.00(ii)          (0.21)          (0.21)             --          (0.05)
  Year ended 12/31/93(i)(v) .........      10.00          (0.02)              3.88            3.86              --          (0.14)

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
  CLASS O
  Year ended 12/31/02 ............... $    16.55     $    (0.11)        $    (4.23)     $    (4.34)     $       --     $       --
  Year ended 12/31/01 ...............      23.49          (0.03)             (6.90)          (6.93)          (0.01)            --
  Year ended 12/31/00 ...............      55.15           0.01(ii)         (12.80)         (12.79)             --         (18.87)
  Year ended 12/31/99 ...............      43.97          (0.12)(ii)         16.98           16.86              --          (5.68)
  Year ended 12/31/98 ...............      43.75          (0.02)              6.30            6.28              --          (6.06)
  Year ended 12/31/97 ...............      40.91          (0.05)(ii)          4.45            4.40              --          (1.56)
  Year ended 12/31/96 ...............      39.41          (0.04)(ii)          1.70            1.66              --          (0.16)
  Year ended 12/31/95 ...............      27.31          (0.09)             12.19           12.10              --             --
  Year ended 12/31/94 ...............      30.88          (0.03)(ii)         (1.45)          (1.48)             --          (2.09)
  Year ended 12/31/93 ...............      27.26          (0.05)              3.67            3.62              --             --

ALGER AMERICAN GROWTH PORTFOLIO
  CLASS O
  Year ended 12/31/02 ............... $    36.77     $    (0.01)        $   (12.12)     $   (12.13)     $    (0.01)    $       --
  Year ended 12/31/01 ...............      47.27           0.01              (4.88)          (4.87)          (0.10)         (5.53)
  Year ended 12/31/00 ...............      64.38           0.10              (8.75)          (8.65)             --          (8.46)
  Year ended 12/31/99 ...............      53.22          (0.03)             16.66           16.63           (0.08)         (5.39)
  Year ended 12/31/98 ...............      42.76           0.09              18.32           18.41           (0.13)         (7.82)
  Year ended 12/31/97 ...............      34.33           0.13               8.66            8.79           (0.13)         (0.23)
  Year ended 12/31/96 ...............      31.16           0.12               4.00            4.12           (0.02)         (0.93)
  Year ended 12/31/95 ...............      23.13           0.02               8.33            8.35           (0.07)         (0.25)
  Year ended 12/31/94 ...............      24.67           0.07               0.15            0.22           (0.03)         (1.73)
  Year ended 12/31/93 ...............      20.17           0.03               4.50            4.53           (0.03)            --

ALGER AMERICAN INCOME & GROWTH PORTFOLIO
  CLASS O
  Year ended 12/31/02 ............... $    10.57     $     0.02         $    (3.29)     $    (3.27)     $    (0.06)    $       --
  Year ended 12/31/01 ...............      13.26           0.05              (1.86)          (1.81)          (0.05)         (0.83)
  Year ended 12/31/00 ...............      17.58           0.05              (0.44)          (0.39)          (0.01)         (3.92)
  Year ended 12/31/99 ...............      13.12           0.00               5.26            5.26           (0.03)         (0.77)
  Year ended 12/31/98 ...............      10.99           0.03               3.30            3.33           (0.04)         (1.16)
  Year ended 12/31/97 ...............       8.42           0.03               2.94            2.97           (0.04)         (0.36)
  Year ended 12/31/96 ...............      17.79           0.09(ii)           1.87            1.96           (0.33)        (11.00)
  Year ended 12/31/95 ...............      13.30           0.11(ii)           4.54            4.65           (0.16)            --
  Year ended 12/31/94 ...............      15.31           0.17              (1.47)          (1.30)          (0.15)         (0.56)
  Year ended 12/31/93 ...............      13.93           0.07               1.37            1.44           (0.06)            --

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
  CLASS O
  Year ended 12/31/02 ............... $    31.55     $    (0.14)        $   (10.56)     $   (10.70)             --     $       --
  Year ended 12/31/01 ...............      38.80           0.00(ii)          (6.06)          (6.06)             --          (1.19)
  Year ended 12/31/00 ...............      57.97          (0.02)(ii)        (13.77)         (13.79)             --          (5.38)
  Year ended 12/31/99 ...............      34.90          (0.09)             25.93           25.84              --          (2.77)
  Year ended 12/31/98 ...............      23.17          (0.05)             12.99           12.94              --          (1.21)
  Year ended 12/31/97 ...............      19.36          (0.03)              3.84            3.81              --             --
  Year ended 12/31/96 ...............      17.43          (0.03)(ii)          2.14            2.11              --          (0.18)
  Year ended 12/31/95(i)(vi) ........      10.00          (0.03)              7.46            7.43              --             --


                                                         NET ASSET                       NET ASSETS,
                                           TOTAL         VALUE, END                     END OF PERIOD
                                       DISTRIBUTIONS     OF PERIOD     TOTAL RETURN    (000'S OMITTED)
                                       -------------     ----------    ------------    ---------------
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
  CLASS O
  Year ended 12/31/02 ...............   $       --      $    12.45         (29.54%)       $  240,063
  Year ended 12/31/01 ...............       (11.63)          17.67          (6.52)           355,015
  Year ended 12/31/00 ...............        (4.37)          30.62           9.18            332,734
  Year ended 12/31/99 ...............        (4.59)          32.23          31.85            931,397
  Year ended 12/31/98 ...............        (2.26)          28.87          30.30            689,571
  Year ended 12/31/97 ...............        (0.33)          24.18          15.01            444,967
  Year ended 12/31/96 ...............        (0.41)          21.35          11.90            394,847
  Year ended 12/31/95 ...............           --           19.44          44.45            185,349
  Year ended 12/31/94 ...............        (0.05)          13.46          (1.54)            62,178
  Year ended 12/31/93(i)(v) .........        (0.14)          13.72          38.67             21,301

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
  CLASS O
  Year ended 12/31/02 ...............   $       --      $    12.21         (26.22%)       $  376,550
  Year ended 12/31/01 ...............        (0.01)          16.55         (29.51)           517,364
  Year ended 12/31/00 ...............       (18.87)          23.49         (27.20)           700,370
  Year ended 12/31/99 ...............        (5.68)          55.15          43.42            674,864
  Year ended 12/31/98 ...............        (6.06)          43.97          15.53          1,216,584
  Year ended 12/31/97 ...............        (1.56)          43.75          11.39            997,586
  Year ended 12/31/96 ...............        (0.16)          40.91           4.18          1,469,518
  Year ended 12/31/95 ...............           --           39.41          44.31            984,212
  Year ended 12/31/94 ...............        (2.09)          27.31          (4.38)           397,037
  Year ended 12/31/93 ...............           --           30.88          13.28            238,850

ALGER AMERICAN GROWTH PORTFOLIO
  CLASS O
  Year ended 12/31/02 ...............   $    (0.01)     $    24.63         (32.99%)       $  874,914
  Year ended 12/31/01 ...............        (5.63)          36.77         (11.81)         1,540,327
  Year ended 12/31/00 ...............        (8.46)          47.27         (14.77)         1,809,937
  Year ended 12/31/99 ...............        (5.47)          64.38          33.74          3,387,526
  Year ended 12/31/98 ...............        (7.95)          53.22          48.07          1,905,719
  Year ended 12/31/97 ...............        (0.36)          42.76          25.75          1,072,529
  Year ended 12/31/96 ...............        (0.95)          34.33          13.35            991,028
  Year ended 12/31/95 ...............        (0.32)          31.16          36.37            502,974
  Year ended 12/31/94 ...............        (1.76)          23.13           1.45            150,390
  Year ended 12/31/93 ...............        (0.03)          24.67          22.47             74,878

ALGER AMERICAN INCOME & GROWTH PORTFOLIO
  CLASS O
  Year ended 12/31/02 ...............   $    (0.06)     $     7.24         (31.10%)       $   85,066
  Year ended 12/31/01 ...............        (0.88)          10.57         (14.32)           144,006
  Year ended 12/31/00 ...............        (3.93)          13.26          (1.27)           150,783
  Year ended 12/31/99 ...............        (0.80)          17.58          42.45             91,250
  Year ended 12/31/98 ...............        (1.20)          13.12          32.39             77,926
  Year ended 12/31/97 ...............        (0.40)          10.99          36.29             47,399
  Year ended 12/31/96 ...............       (11.33)           8.42          19.68             20,910
  Year ended 12/31/95 ...............        (0.16)          17.79          35.13              8,639
  Year ended 12/31/94 ...............        (0.71)          13.30          (8.28)            29,135
  Year ended 12/31/93 ...............        (0.06)          15.31          10.34             31,895

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
  CLASS O
  Year ended 12/31/02 ...............   $       --      $    20.85         (33.91%)       $  271,373
  Year ended 12/31/01 ...............        (1.19)          31.55         (15.93)           443,209
  Year ended 12/31/00 ...............        (5.38)          38.80         (24.83)           476,517
  Year ended 12/31/99 ...............        (2.77)          57.97          78.06            362,500
  Year ended 12/31/98 ...............        (1.21)          34.90          57.83            101,710
  Year ended 12/31/97 ...............           --           23.17          19.68             53,488
  Year ended 12/31/96 ...............        (0.18)          19.36          12.04             34,925
  Year ended 12/31/95(i)(vi) ........           --           17.43          74.30              5,497

                                                       RATIOS/SUPPLEMENTAL DATA
                                      ----------------------------------------------------
                                                             RATIO OF NET
                                      RATIO OF EXPENSES       INVESTMENT         PORTFOLIO
                                         TO AVERAGE        INCOME (LOSS) TO      TURNOVER
                                         NET ASSETS       AVERAGE NET ASSETS        RATE
                                      ------------------  ------------------     ---------
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
  CLASS O
  Year ended 12/31/02 ...............        0.93%               (0.56%)          323.83%
  Year ended 12/31/01 ...............        0.88                (0.45)           130.11
  Year ended 12/31/00 ...............        0.84                (0.09)           130.85
  Year ended 12/31/99 ...............        0.85                (0.21)           162.30
  Year ended 12/31/98 ...............        0.84                 0.00            152.21
  Year ended 12/31/97 ...............        0.84                (0.15)           151.98
  Year ended 12/31/96 ...............        0.84                 0.08             90.97
  Year ended 12/31/95 ...............        0.90                (0.25)           104.74
  Year ended 12/31/94 ...............        0.97                 0.03             83.96
  Year ended 12/31/93(i)(v) .........        1.50(iii)           (0.58)            67.22

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
  CLASS O
  Year ended 12/31/02 ...............        0.97%               (0.69%)          111.82%
  Year ended 12/31/01 ...............        0.92                (0.27)           181.80
  Year ended 12/31/00 ...............        0.90                 0.03            217.69
  Year ended 12/31/99 ...............        0.90                (0.28)           182.25
  Year ended 12/31/98 ...............        0.89                (0.20)           142.90
  Year ended 12/31/97 ...............        0.89                (0.12)           104.43
  Year ended 12/31/96 ...............        0.88                (0.09)           110.04
  Year ended 12/31/95 ...............        0.92                (0.48)            80.66
  Year ended 12/31/94 ...............        0.96                (0.10)           117.61
  Year ended 12/31/93 ...............        1.03                (0.35)           148.07

ALGER AMERICAN GROWTH PORTFOLIO
  CLASS O
  Year ended 12/31/02 ...............        0.85%               (0.01%)          238.03%
  Year ended 12/31/01 ...............        0.81                 0.03             87.79
  Year ended 12/31/00 ...............        0.79                 0.12            108.27
  Year ended 12/31/99 ...............        0.79                (0.03)           135.13
  Year ended 12/31/98 ...............        0.79                 0.25            127.38
  Year ended 12/31/97 ...............        0.79                 0.27            129.50
  Year ended 12/31/96 ...............        0.79                 0.50             82.86
  Year ended 12/31/95 ...............        0.85                 0.18            118.33
  Year ended 12/31/94 ...............        0.86                 0.48            111.76
  Year ended 12/31/93 ...............        0.97                 0.25            112.64

ALGER AMERICAN INCOME & GROWTH PORTFOLIO
  CLASS O
  Year ended 12/31/02 ...............        0.79%                0.25%           276.12%
  Year ended 12/31/01 ...............        0.72                 0.52            110.04
  Year ended 12/31/00 ...............        0.70                 0.43            142.43
  Year ended 12/31/99 ...............        0.70                 0.03            193.23
  Year ended 12/31/98 ...............        0.70                 0.31            131.67
  Year ended 12/31/97 ...............        0.74                 0.56            150.09
  Year ended 12/31/96 ...............        0.81                 0.94            121.60
  Year ended 12/31/95 ...............        0.75                 0.61            164.05
  Year ended 12/31/94 ...............        0.75                 1.22            177.97
  Year ended 12/31/93 ...............        0.97                 1.51            105.80

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
  CLASS O
  Year ended 12/31/02 ...............        0.96%               (0.49%)          203.05%
  Year ended 12/31/01 ...............        0.92                 0.00            103.03
  Year ended 12/31/00 ...............        0.90                (0.03)           132.28
  Year ended 12/31/99 ...............        0.93                (0.49)           155.74
  Year ended 12/31/98 ...............        0.96                (0.27)           143.59
  Year ended 12/31/97 ...............        1.00                (0.17)           164.27
  Year ended 12/31/96 ...............        1.09                (0.15)           102.10
  Year ended 12/31/95(i)(vi) ........        1.56(iv)            (0.71)           178.23

--------------------------------------------------------------------------------
(i)   Ratios have been annualized; total return has not been annualized.
(ii)  Amount was computed based on average shares outstanding during the year.
(iii) Amount has been reduced by 0.03% due to expense reimbursements.
(iv)  Amount has been reduced by 2.36% due to expense reimbursements.
(v)   Commenced operations May 3, 1993.
(vi)  Commenced operations January 25, 1995.

                      [This page intentionally left blank]

FOR FUND INFORMATION:

By telephone:   (800) 992-3863

By mail:        The Alger American Fund
                111 Fifth Avenue
                New York, NY 10003

STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports, and make inquiries of the Fund, by calling the Fund's toll-free number or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, DC. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling (202) 942-8090. Fund documents are also available on the EDGAR database on the SEC's internet site at http://www.sec.gov.

DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED


THE ALGER AMERICAN FUND
SEC FILE #811-5550

                             THE ALGER AMERICAN FUND
                                 CLASS S SHARES

                       A POOLED FUNDING VEHICLE FOR:
                       o   VARIABLE ANNUITY CONTRACTS
                       o   VARIABLE LIFE INSURANCE POLICIES
                       o   QUALIFIED PENSION PLANS
                       o   QUALIFIED RETIREMENT PLANS

                                                        PROSPECTUS

                                                       MAY 1, 2003


                 ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
                        ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
                               ALGER AMERICAN GROWTH PORTFOLIO
                     ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
                      ALGER AMERICAN INCOME & GROWTH PORTFOLIO


As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                 [LOGO OMITTED]

                                                                       THE ALGER
                                                                   AMERICAN FUND
                                                                  CLASS S SHARES

                                                                      PROSPECTUS

                                                                     MAY 1, 2003

TABLE OF CONTENTS
--------------------------------------------------------------------------------

2 ............Risk/Return Summary: Investments,
              Risks & Performance

      2 ......Investments


              Alger American Small
                Capitalization Portfolio ......................2
              Alger American MidCap
                Growth Portfolio ..............................2
              Alger American Growth Portfolio .................2
              Alger American Leveraged
                AllCap Portfolio ..............................2
              Alger American Income &
                Growth Portfolio ..............................2


      3 ......Principal Risks


              Alger American Small
                Capitalization Portfolio ......................3
              Alger American MidCap
                Growth Portfolio ..............................3
              Alger American Growth Portfolio .................3
              Alger American Leveraged
                AllCap Portfolio ..............................3
              Alger American Income &
                Growth Portfolio ..............................3

      3 ......Performance

              Alger American Small
                Capitalization Portfolio ......................4
              Alger American MidCap
                Growth Portfolio ..............................4
              Alger American Growth Portfolio .................5
              Alger American Leveraged
                AllCap Portfolio ..............................5
              Alger American Income &
                Growth Portfolio ..............................5


6 ............Fees and Expenses
7 ............Management and Organization
7 ............Shareholder Information


              Distributor .....................................7
              Transfer Agent ..................................7
              Classes of Fund Shares ..........................8
              Purchasing and Redeeming
              Fund Shares .....................................8


10 ...........Financial Highlights

Back Cover:   How to obtain more information

[GRAPHIC OMITTED]

RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE

INVESTMENTS: THE ALGER AMERICAN FUND


The investment goal and primary approach of each portfolio is discussed individually below. All of the portfolios invest primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. They invest primarily in "growth" stocks. The Fund's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:


o     High Unit Volume Growth

      Vital, creative companies which offer goods or services to a rapidly-expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

o     Positive Life Cycle Change


      Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management; products or technologies; restructuring or reorganization; or merger and acquisition.


The company's market capitalization will dictate in which portfolio(s) it will be placed. The market capitalization of a company is its price per share multiplied by its number of outstanding shares.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

GOAL

The Alger American Small Capitalization Portfolio seeks long-term capital appreciation.

APPROACH

It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the companies in the Russell 2000 Growth Index or the S&P SmallCap 600 Index.

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

GOAL

The Alger American MidCap Growth Portfolio seeks long-term capital appreciation.

APPROACH

It focuses on midsized companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the Russell Midcap Growth Index or the S&P MidCap 400 Index.

ALGER AMERICAN GROWTH PORTFOLIO

GOAL

The Alger American Growth Portfolio seeks long-term capital appreciation.

APPROACH

It  focuses on growing  companies  that  generally  have  broad  product  lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.


ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO


GOAL

The  Alger  American   Leveraged  AllCap   Portfolio  seeks  long-term   capital
appreciation.

APPROACH

Under normal circumstances, the portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential.

The portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

ALGER AMERICAN INCOME & GROWTH PORTFOLIO

GOAL

The Alger American Income & Growth Portfolio prima-rily seeks to provide a high level of dividend income; its secondary goal is to provide capital appreciation.

APPROACH

The portfolio invests in dividend paying equity securities, such as common or preferred stocks, preferably those which the Manager believes also offer opportunities for capital appreciation.

[GRAPHIC OMITTED]

PRINCIPAL RISKS

RISKS APPLICABLE TO ALL EQUITY PORTFOLIOS

As with any fund that invests in stocks, your investment will go up or down in value, and the loss of your investment is a risk of investing. A portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a Fund investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the equity portfolios' investment styles and objectives, an investment in them may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investments' values.

A portfolio's trading in some stocks may be relatively short-term, meaning the Fund may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses.

There may be additional risks applicable to a specific portfolio because of its investment approach.

RISKS APPLICABLE TO ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

An additional risk of investing in the portfolio is:


o the possibility of greater risk by investing in smaller, less seasoned companies rather than larger, more established companies owing to such factors as inexperienced management and limited financial resources


RISKS APPLICABLE TO ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

An additional risk of investing in the portfolio is:


o the possibility of greater risk by investing in medium-sized companies rather than larger, more established companies owing to such factors as inexperienced management and limited financial resources


RISKS APPLICABLE TO ALGER AMERICAN GROWTH PORTFOLIO

The portfolio's primary risks are those summarized above in "Risks Applicable to All Equity Portfolios."


RISKS APPLICABLE TO ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO


Additional risks of investing in the portfolio are:


o the possiblity of greater risk by investing in small- and medium-sized companies (in addition to large, more established companies) owing to such factors as inexperienced management and limited financial resources


o the risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus, the portfolio's net asset value can decrease more quickly than if the portfolio had not borrowed

RISKS APPLICABLE TO ALGER AMERICAN INCOME & GROWTH PORTFOLIO

An additional risk of investing in the portfolio is:

o the possibility that companies may cut or fail to declare dividends due to market downturns or other reasons

[GRAPHIC OMITTED]

PERFORMANCE

The following bar charts show the changes in each portfolio's performance from year to year and give you some indication of the risks of investing in the Fund. They assume reinvestment of dividends and distributions.

The Average Annual Total Return tables compare a portfolio's performance over several periods with that of an appropriate benchmark index. The annual returns assume reinvestment of dividends and distributions. Remember that how a portfolio has performed in the past is not necessarily an indication of how it will perform in the future.


Information in the bar charts and tables is for each portfolio's Class O shares, which are the only shares that have been outstanding for at least one year. Class O shares are not offered in this Prospectus. Class S and Class O shares differ only in that Class S shares are subject to a distribution and shareholder servicing fee, while Class O shares are not. Because of the distribution and shareholder servicing fee, returns will be lower for Class S shares.


The performance disclosed in these charts does not reflect separate account charges which, if reflected, would lower returns.

Each index used in the tables is a broad index designed to track a particular market or market segment. No expenses or fees are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest on the underlying securities that make up the respective index.


The Alger American Growth Portfolio and the Alger American Income & Growth Portfolio have changed their performance benchmark from the S&P 500 Index to the Russell 1000 Growth Index. Alger American Leveraged AllCap Portfolio has changed its performance benchmark from the S&P 500 Index to the Russell 3000 Growth Index. Alger American MidCap Growth Portfolio has changed its performance benchmark from the S&P MidCap 400 Index to the Russell Midcap Growth Index. Each replacement index tracks the performance of stocks that Fund management believes are more closely representative of those stocks normally held by the respective portfolio.


o Russell 1000 Growth Index: An index of common stocks designed to track performance of large capitalization companies with greater than average growth orientation.

o Russell 2000 Growth Index: An index of common stocks designed to track performance of small capitalization companies with greater than average growth orientation.

o Russell 3000 Growth Index: An index of common stocks designed to track performance of companies with greater than average growth orientation in general.

o Russell Midcap Growth Index: An index of common stocks designed to track performance of medium-capitalization companies with greater than average growth orientation.


o S&P 500 Index: An index of large company common stocks considered to be representative of the U.S. stock market in general.

o S&P MidCap 400 Index: An index of common stocks designed to track performance of medium capitalization companies.


ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

Annual Total Return as of December 31 each year (%)
Class O

                               [BAR CHART OMITTED]

             [THIS DATA REPRESENTS A BAR CHART IN THE PRINTED PIECE]

  93      94      95     96       97      98      99      00      01      02

13.28   -4.38   44.31   4.18    11.39   15.53   43.42   -27.20  -29.51  -26.22

Best Quarter:      31.06%     Q4    1999
Worst Quarter:    -26.52%     Q1    2001

Average Annual Total Return as of December 31, 2002
Class O

                                                                         Since
                                                                       Inception
                                    1 Year      5 Years    10 Years    (9/21/88)
--------------------------------------------------------------------------------
American Small
  Capitalization                    -26.22%      -8.90%      1.30%       8.51%
Russell 2000
  Growth Index                      -30.27%      -6.59%      2.62%       5.32%


ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

Annual Total Return as of December 31 each year (%)
Class O

                               [BAR CHART OMITTED]

             [THIS DATA REPRESENTS A BAR CHART IN THE PRINTED PIECE]

     94      95      96      97      98      99     00       01      02

   -1.54   44.45   11.90   15.01   30.30   31.85   9.18    -6.52   -29.54

Best Quarter:     27.07%     Q4     1998
Worst Quarter:   -18.60%     Q3     2002

Average Annual Total Return as of December 31, 2002
Class O

                                                                         Since
                                                                      Inception
                                                1 Year     5 Years     (5/3/93)
-------------------------------------------------------------------------------
American MidCap Growth                          -29.54%       4.32%     12.55%
Russell Midcap Growth Index                     -27.40%      -1.82%      7.26%
S&P MidCap 400 Index                            -14.52%       6.41%     12.27%

ALGER AMERICAN GROWTH PORTFOLIO

Annual Total Return as of December 31 each year (%)
Class O

                               [BAR CHART OMITTED]

             [THIS DATA REPRESENTS A BAR CHART IN THE PRINTED PIECE]

  93     94       95      96      97      98      99      00      01      02

22.47   1.45    36.37   13.35   25.75   48.07   33.74   -14.77  -11.81  -32.99

Best Quarter:       25.93%    Q4      1998
Worst Quarter:     -20.20%    Q3      2002

Average Annual Total Return as of December 31, 2002
Class O
                                                                         Since
                                                                       Inception
                               1 Year       5 Years      10 Years      (1/9/89)
--------------------------------------------------------------------------------
American Growth               -32.99%       -0.05%         9.19%        12.06%
Russell 1000
  Growth Index                -27.89%       -3.84%         6.71%         9.99%
S&P 500 Index                 -22.10%       -0.58%         9.35%        11.00%

--------------------------------------------------------------------------------

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

Annual Total Return as of December 31 each year (%)
Class O

                               [BAR CHART OMITTED]

             [THIS DATA REPRESENTS A BAR CHART IN THE PRINTED PIECE]

             96      97      98      99       00      01     02

           12.04   19.68   57.83   78.06   -24.83  -15.93  -33.91

Best Quarter:       40.16%    Q4      1999
Worst Quarter:     -21.93%    Q4      2000

Average Annual Total Return as of December 31, 2002
Class O

                                                                         Since
                                                                       Inception
                                                 1 Year     5 Years    (1/25/95)
--------------------------------------------------------------------------------
American Leveraged
  AllCap                                         -33.91%      3.26%      13.56%
Russell 3000
  Growth Index                                   -28.05%     -4.11%       7.02%
S&P 500 Index                                    -22.10%     -0.58%      10.10%

ALGER AMERICAN INCOME & GROWTH PORTFOLIO

Annual Total Return as of December 31 each year (%)
Class O

                               [BAR CHART OMITTED]

             [THIS DATA REPRESENTS A BAR CHART IN THE PRINTED PIECE]

  93      94      95      96      97      98      99      00       01      02

10.34   -8.28   35.13   19.68   36.29   32.39   42.45   -1.27   -14.32  -31.10

Best Quarter:       35.96%    Q4      1999
Worst Quarter:     -19.33%    Q3      2002

Average Annual Total Return as of December 31, 2002
Class O
                                                                        Since
                                                                       Inception
                                  1 Year     5 Years    10 Years      (11/15/88)
--------------------------------------------------------------------------------
American
  Income & Growth                 -31.10%      1.91%      9.38%          9.44%
Russell 1000
  Growth Index                    -27.89%     -3.84%      6.71%         10.15%
S&P 500 Index                     -22.10%     -0.58%      9.35%         11.09%

[GRAPHIC OMITTED]

FEES AND EXPENSES

Investors incur certain fees and expenses in connection with an investment in the Fund. The following table shows the fees and expenses that you may incur if you buy and hold Class S shares of the portfolios.


                                                                 ANNUAL FUND OPERATING
                                                                 EXPENSES
                                                                 (expenses that are deducted
                                                                 from Fund assets)

                         SHAREHOLDER FEES
                         (fees paid directly from                       Distribution                          TOTAL ANNUAL FUND
                         your investment)            Management Fees    (12b-1) Fees     Other Expenses      OPERATING EXPENSES
===============================================================================================================================
ALGER AMERICAN                  None                       .85%              .25%            .10%                   1.20%
SMALL CAPITALIZATION
PORTFOLIO

ALGER AMERICAN                  None                       .80%              .25%            .14%                   1.19%
MIDCAP GROWTH
PORTFOLIO

ALGER AMERICAN                  None                       .75%              .25%            .10%                   1.10%
GROWTH
PORTFOLIO

ALGER AMERICAN                  None                       .85%              .25%            .22%                   1.32%
LEVERAGED ALLCAP
PORTFOLIO

ALGER AMERICAN                  None                      .625%              .25%           .175%                   1.05%
INCOME & GROWTH
PORTFOLIO


Example

The following example, which reflects the shareholder fees and operating expenses listed in the preceding table, is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class S shares of the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                   1 Year       3 Years      5 Years    10 Years
--------------------------------------------------------------------------------

ALGER AMERICAN                     $  122       $  381       $  660       $1,455
SMALL CAPITALIZATION
PORTFOLIO

ALGER AMERICAN                     $  121       $  378       $  654       $1,443
MIDCAP GROWTH
PORTFOLIO

ALGER AMERICAN                     $  112       $  350       $  606       $1,340
GROWTH
PORTFOLIO

ALGER AMERICAN                     $  134       $  418       $  723       $1,590
LEVERAGED ALLCAP
PORTFOLIO

ALGER AMERICAN                     $  107       $  334       $  579       $1,283
INCOME & GROWTH
PORTFOLIO

The example above does not reflect charges and deductions which are or may be imposed under variable annuity contracts, variable life insurance policies or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this Prospectus or in the plan documents.


ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS

Each portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the portfolio's assets from a temporary unacceptable risk of loss, rather than directly to promote the portfolio's investment objective. The portfolio may not achieve its objective during such periods.

Other securities the portfolios may invest in are discussed in the Fund's Statement of Additional Information (see back cover).

[GRAPHIC OMITTED]

MANAGEMENT AND ORGANIZATION

MANAGER

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003


The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/02) $5.00 billion in mutual fund assets as well as $3.43 billion in other assets. The Manager is responsible for managing each portfolio's assets according to its goal and for placing orders with broker-dealers to purchase and sell securities on behalf of the portfolios. The Fund has had the same manager since inception and, for the most recent fiscal year, the portfolios paid the Manager fees at these annual rates based on a percentage of average daily net assets: Small Capitalization and Leveraged AllCap Portfolios--.85%; MidCap Growth Portfolio--.80%; Growth Portfolio--.75%; Income & Growth Portfolio--.625%.


PORTFOLIO MANAGERS


Fred M. Alger III is the chief market strategist for the portfolios, overseeing the investments of each portfolio since September 2001. Mr. Alger, who founded Fred Alger Management, Inc., has served as Chairman of the Board since 1964, and co-managed the portfolios prior to 1995. Dan C. Chung, CFA, David Hyun, CFA, and Jill Greenwald, CFA are the individuals responsible for the day-to-day management of portfolio investments. Mr. Chung, manager of the MidCap Growth and Income & Growth Portfolios and co-manager of the Growth Portfolio since September 2001, has been employed by the Manager since 1994 as a Vice President and analyst from 1996 to 1999, as a Senior Vice President and senior analyst until 2000, as an Executive Vice President and portfolio manager since 2000, and as Chief Investment Officer since September 2001. Mr. Hyun, manager of the Leveraged AllCap Portfolio and co-manager of the Growth Portfolio since September 2001, has been employed by the Manager as an Executive Vice President since September 2001, prior to which he was employed by the Manager as an analyst from 1991 until 1997 and as a Senior Vice President and portfolio manager from 1997 until June 2000; he was a portfolio manager at Oppenheimer Funds from June 2000 until September 2001. Ms. Greenwald, manager of the Small Capitalization Portfolio since November 2001, has been employed by the Manager as a Senior Vice President and portfolio manager since November 2001, prior to which she was employed by the Manager as an analyst and later a senior analyst from 1986 to 1992, as a Managing Director and senior portfolio manager at Chase Manhattan Bank from 1994 through 1999 and as a Senior Vice President and Investment Officer at J&W Seligman & Co. from 1999 until November 2001.


[GRAPHIC OMITTED]

SHAREHOLDER INFORMATION

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302

NET ASSET VALUE


The price of one share is its "net asset value" or NAV. The NAV for each portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.


The Fund generally values the assets of each portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Fund's Board of Trustees. Short-term money market instruments held by the portfolios are valued on the basis of amortized cost.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares and pays dividends and distributions by the portfolios annually. The Fund expects that these annual payments to shareholders will consist of both capital gains and net investment income. Dividends and distributions may differ between classes of shares of a portfolio.

Federal income taxation of separate accounts of insurance companies, variable annuity contracts and variable life insurance contracts is discussed in the prospectuses of participating insurance companies. Generally, distributions by the Fund will not be taxable to holders of variable annuity contracts or variable life insurance policies if the insurance company separate accounts to which those distributions are made meet certain requirements, including certain diversification requirements that the Fund has undertaken to meet, under the Internal Revenue Code. Participants in qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution from their plan accounts. Generally, distributions from plan accounts are taxable as ordinary income at the rate applicable to each participant at the time of distribution. In certain cases, distributions made to a participant prior to the participant's reaching age 59 1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.

Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.


--------------------------------------------------------------------------------
                                   NAV (NET ASSET VALUE) OF A CLASS OF SHARES IS
                                    COMPUTED BY ADDING TOGETHER THE VALUE OF THE
                                  PORTFOLIO'S INVESTMENTS, CASH AND OTHER ASSETS
                             ALLOCABLE TO THE CLASS, SUBTRACTING ITS LIABILITIES
                                      AND THEN DIVIDING THE RESULT BY THE NUMBER
                                             OF OUTSTANDING SHARES OF THE CLASS.
--------------------------------------------------------------------------------


CLASSES OF FUND SHARES


Each portfolio offers two classes of shares: Class O shares and Class S shares. Only Class S shares are offered in this Prospectus. Both classes are offered only to separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The classes differ in that, according to a plan adopted under Rule 12b-1 under the Investment Company Act, Class S shares pay a distribution and shareholder servicing fee out of their assets on an ongoing basis to compensate insurance companies and pension and retirement plan service providers for distribution assistance and shareholder services. Over time, these fees will increase the cost of an investment in Class S shares and may cost an investor more than paying other types of sales charges.


PURCHASING AND REDEEMING FUND SHARES

Because the Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans, an individual cannot invest in a portfolio directly, but may do so only through one of these sources. The Fund's shares are held in the names of the separate accounts and plans.

Shares of the Fund can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Transfer Agent. All orders for purchase of shares are subject to acceptance by the Fund or its Transfer Agent. The Transfer Agent pays for redemptions within seven days after it accepts a redemption request.

The Fund may redeem some shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash.

                      [This page intentionally left blank]

[GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand each portfolio's financial performance for the periods shown. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the portfolio (assuming reinvestment of all dividends and distributions). Information is provided also with respect to Class O shares; Class S shares were outstanding during part of the periods shown. Class S shares have higher expense ratios and lower total returns. Information for the periods shown through December 31, 2001 has been audited by Arthur Andersen and information for the year ended December 31, 2002 has been audited by Ernst & Young LLP, the Fund's independent auditors whose report, along with the Fund's financial statements, is included in the Annual Report, which is available upon request.


Note that the Financial Highlights do not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this Prospectus or in the Plan documents.


                                                   INCOME FROM INVESTMENT OPERATIONS                LESS DIVIDENDS AND DISTRIBUTIONS
                                                   ---------------------------------                --------------------------------

                                       NET ASSET                       NET REALIZED                                   DISTRIBUTIONS
                                         VALUE                        AND UNREALIZED    TOTAL FROM    DIVIDENDS FROM    FROM NET
                                       BEGINNING    NET INVESTMENT      GAIN (LOSS)     INVESTMENT    NET INVESTMENT    REALIZED
                                       OF PERIOD    INCOME (LOSS)     ON INVESTMENTS    OPERATIONS        INCOME          GAINS
                                       ---------    -------------     --------------    ----------    --------------  -------------
ALGER AMERICAN MIDCAP
GROWTH PORTFOLIO
  CLASS S
  Eight months ended 12/31/02(i)(vi)  $    16.69     $    (0.07)        $    (4.19)     $    (4.26)             --             --
  CLASS O
  Year ended 12/31/02 ..............  $    17.67     $    (0.10)        $    (5.12)     $    (5.22)     $       --     $       --
  Year ended 12/31/01 ..............       30.62          (0.09)(ii)         (1.23)          (1.32)             --         (11.63)
  Year ended 12/31/00 ..............       32.23          (0.03)(ii)          2.79            2.76              --          (4.37)
  Year ended 12/31/99 ..............       28.87          (0.05)              8.00            7.95              --          (4.59)
  Year ended 12/31/98 ..............       24.18           0.00(ii)           6.95            6.95              --          (2.26)
  Year ended 12/31/97 ..............       21.35          (0.04)              3.20            3.16           (0.01)         (0.32)
  Year ended 12/31/96 ..............       19.44           0.03               2.29            2.32              --          (0.41)
  Year ended 12/31/95 ..............       13.46          (0.03)              6.01            5.98              --             --
  Year ended 12/31/94 ..............       13.72           0.00(ii)          (0.21)          (0.21)             --          (0.05)
  Year ended 12/31/93(i)(v) ........       10.00          (0.02)              3.88            3.86              --          (0.14)

ALGER AMERICAN SMALL
CAPITALIZATION PORTFOLIO
  CLASS S
  Eight months ended 12/31/02(i)(vi)  $    16.02     $    (0.08)        $    (3.75)     $    (3.83)             --             --
  CLASS O
  Year ended 12/31/02 ..............  $    16.55     $    (0.11)        $    (4.23)     $    (4.34)     $       --     $       --
  Year ended 12/31/01 ..............       23.49          (0.03)             (6.90)          (6.93)          (0.01)            --
  Year ended 12/31/00 ..............       55.15           0.01(ii)         (12.80)         (12.79)             --         (18.87)
  Year ended 12/31/99 ..............       43.97          (0.12)(ii)         16.98           16.86              --          (5.68)
  Year ended 12/31/98 ..............       43.75          (0.02)              6.30            6.28              --          (6.06)
  Year ended 12/31/97 ..............       40.91          (0.05)(ii)          4.45            4.40              --          (1.56)
  Year ended 12/31/96 ..............       39.41          (0.04)(ii)          1.70            1.66              --          (0.16)
  Year ended 12/31/95 ..............       27.31          (0.09)             12.19           12.10              --             --
  Year ended 12/31/94 ..............       30.88          (0.03)(ii)         (1.45)          (1.48)             --          (2.09)
  Year ended 12/31/93 ..............       27.26          (0.05)              3.67            3.62              --             --

ALGER AMERICAN GROWTH PORTFOLIO
  CLASS S
  Eight months ended 12/31/02(i)(vi)  $    33.28     $    (0.01)        $    (8.66)     $    (8.67)             --             --
  CLASS O
  Year ended 12/31/02 ..............  $    36.77     $    (0.01)        $   (12.12)     $   (12.13)     $    (0.01)    $       --
  Year ended 12/31/01 ..............       47.27           0.01              (4.88)          (4.87)          (0.10)         (5.53)
  Year ended 12/31/00 ..............       64.38           0.10              (8.75)          (8.65)             --          (8.46)
  Year ended 12/31/99 ..............       53.22          (0.03)             16.66           16.63           (0.08)         (5.39)
  Year ended 12/31/98 ..............       42.76           0.09              18.32           18.41           (0.13)         (7.82)
  Year ended 12/31/97 ..............       34.33           0.13               8.66            8.79           (0.13)         (0.23)
  Year ended 12/31/96 ..............       31.16           0.12               4.00            4.12           (0.02)         (0.93)
  Year ended 12/31/95 ..............       23.13           0.02               8.33            8.35           (0.07)         (0.25)
  Year ended 12/31/94 ..............       24.67           0.07               0.15            0.22           (0.03)         (1.73)
  Year ended 12/31/93 ..............       20.17           0.03               4.50            4.53           (0.03)            --

                                                      NET ASSET                   NET ASSETS,
                                          TOTAL       VALUE, END                 END OF PERIOD
                                      DISTRIBUTIONS   OF PERIOD   TOTAL RETURN  (000'S OMITTED)
                                      -------------   ---------   ------------  ---------------
ALGER AMERICAN MIDCAP
GROWTH PORTFOLIO
  CLASS S
  Eight months ended 12/31/02(i)(vi)           --    $    12.43       (25.52%)    $        8
  CLASS O
  Year ended 12/31/02 ..............   $       --    $    12.45       (29.54%)    $  240,063
  Year ended 12/31/01 ..............       (11.63)        17.67        (6.52)        355,015
  Year ended 12/31/00 ..............        (4.37)        30.62         9.18         332,734
  Year ended 12/31/99 ..............        (4.59)        32.23        31.85         931,397
  Year ended 12/31/98 ..............        (2.26)        28.87        30.30         689,571
  Year ended 12/31/97 ..............        (0.33)        24.18        15.01         444,967
  Year ended 12/31/96 ..............        (0.41)        21.35        11.90         394,847
  Year ended 12/31/95 ..............           --         19.44        44.45         185,349
  Year ended 12/31/94 ..............        (0.05)        13.46        (1.54)         62,178
  Year ended 12/31/93(i)(v) ........        (0.14)        13.72        38.67          21,301

ALGER AMERICAN SMALL
CAPITALIZATION PORTFOLIO
  CLASS S
  Eight months ended 12/31/02(i)(vi)           --    $    12.19       (23.91%)    $        7
  CLASS O
  Year ended 12/31/02 ..............   $       --    $    12.21       (26.22%)    $  376,550
  Year ended 12/31/01 ..............        (0.01)        16.55       (29.51)        517,364
  Year ended 12/31/00 ..............       (18.87)        23.49       (27.20)        700,370
  Year ended 12/31/99 ..............        (5.68)        55.15        43.42         674,864
  Year ended 12/31/98 ..............        (6.06)        43.97        15.53       1,216,584
  Year ended 12/31/97 ..............        (1.56)        43.75        11.39         997,586
  Year ended 12/31/96 ..............        (0.16)        40.91         4.18       1,469,518
  Year ended 12/31/95 ..............           --         39.41        44.31         984,212
  Year ended 12/31/94 ..............        (2.09)        27.31        (4.38)        397,037
  Year ended 12/31/93 ..............           --         30.88        13.28         238,850

ALGER AMERICAN GROWTH PORTFOLIO
  CLASS S
  Eight months ended 12/31/02(i)(vi)           --    $    24.61       (26.05%)    $       19
  CLASS O
  Year ended 12/31/02 ..............   $    (0.01)   $    24.63       (32.99%)    $  874,914
  Year ended 12/31/01 ..............        (5.63)        36.77       (11.81)      1,540,327
  Year ended 12/31/00 ..............        (8.46)        47.27       (14.77)      1,809,937
  Year ended 12/31/99 ..............        (5.47)        64.38        33.74       3,387,526
  Year ended 12/31/98 ..............        (7.95)        53.22        48.07       1,905,719
  Year ended 12/31/97 ..............        (0.36)        42.76        25.75       1,072,529
  Year ended 12/31/96 ..............        (0.95)        34.33        13.35         991,028
  Year ended 12/31/95 ..............        (0.32)        31.16        36.37         502,974
  Year ended 12/31/94 ..............        (1.76)        23.13         1.45         150,390
  Year ended 12/31/93 ..............        (0.03)        24.67        22.47          74,878

                                                  RATIOS/SUPPLEMENTAL DATA
                                      ----------------------------------------------
                                                           RATIO OF NET
                                                            INVESTMENT
                                      RATIO OF EXPENSES    INCOME (LOSS)   PORTFOLIO
                                         TO AVERAGE         TO AVERAGE     TURNOVER
                                         NET ASSETS         NET ASSETS       RATE
                                      -----------------    -------------   ---------
ALGER AMERICAN MIDCAP
GROWTH PORTFOLIO
  CLASS S
  Eight months ended 12/31/02(i)(vi)         1.19%            (0.75%)       323.83%
  CLASS O
  Year ended 12/31/02 ..............         0.93%            (0.56%)       323.83%
  Year ended 12/31/01 ..............         0.88             (0.45)        130.11
  Year ended 12/31/00 ..............         0.84             (0.09)        130.85
  Year ended 12/31/99 ..............         0.85             (0.21)        162.30
  Year ended 12/31/98 ..............         0.84              0.00         152.21
  Year ended 12/31/97 ..............         0.84             (0.15)        151.98
  Year ended 12/31/96 ..............         0.84              0.08          90.97
  Year ended 12/31/95 ..............         0.90             (0.25)        104.74
  Year ended 12/31/94 ..............         0.97              0.03          83.96
  Year ended 12/31/93(i)(v) ........         1.50(iii)        (0.58)         67.22

ALGER AMERICAN SMALL
CAPITALIZATION PORTFOLIO
  CLASS S
  Eight months ended 12/31/02(i)(vi)         1.20%            (0.87%)       111.82%
  CLASS O
  Year ended 12/31/02 ..............         0.97%            (0.69%)       111.82%
  Year ended 12/31/01 ..............         0.92             (0.27)        181.80
  Year ended 12/31/00 ..............         0.90              0.03         217.69
  Year ended 12/31/99 ..............         0.90             (0.28)        182.25
  Year ended 12/31/98 ..............         0.89             (0.20)        142.90
  Year ended 12/31/97 ..............         0.89             (0.12)        104.43
  Year ended 12/31/96 ..............         0.88             (0.09)        110.04
  Year ended 12/31/95 ..............         0.92             (0.48)         80.66
  Year ended 12/31/94 ..............         0.96             (0.10)        117.61
  Year ended 12/31/93 ..............         1.03             (0.35)        148.07

ALGER AMERICAN GROWTH PORTFOLIO
  CLASS S
  Eight months ended 12/31/02(i)(vi)         1.10%            (0.13%)       238.03%
  CLASS O
  Year ended 12/31/02 ..............         0.85%            (0.01%)       238.03%
  Year ended 12/31/01 ..............         0.81              0.03          87.79
  Year ended 12/31/00 ..............         0.79              0.12         108.27
  Year ended 12/31/99 ..............         0.79             (0.03)        135.13
  Year ended 12/31/98 ..............         0.79              0.25         127.38
  Year ended 12/31/97 ..............         0.79              0.27         129.50
  Year ended 12/31/96 ..............         0.79              0.50          82.86
  Year ended 12/31/95 ..............         0.85              0.18         118.33
  Year ended 12/31/94 ..............         0.86              0.48         111.76
  Year ended 12/31/93 ..............         0.97              0.25         112.64

                                                   INCOME FROM INVESTMENT OPERATIONS                LESS DIVIDENDS AND DISTRIBUTIONS
                                                   ---------------------------------                --------------------------------

                                        NET ASSET                       NET REALIZED                                  DISTRIBUTIONS
                                          VALUE                        AND UNREALIZED   TOTAL FROM    DIVIDENDS FROM    FROM NET
                                        BEGINNING   NET INVESTMENT       GAIN (LOSS)    INVESTMENT    NET INVESTMENT    REALIZED
                                        OF PERIOD    INCOME (LOSS)     ON INVESTMENTS   OPERATIONS        INCOME          GAINS
                                       ----------   --------------     --------------   ----------    --------------  -------------
ALGER AMERICAN INCOME
& GROWTH PORTFOLIO
  CLASS S
  Eight months ended 12/31/02(i)(vi)   $     9.58     $     0.01         $    (2.32)    $    (2.31)             --             --
  CLASS O
  Year ended 12/31/02 ..............   $    10.57     $     0.02         $    (3.29)    $    (3.27)     $    (0.06)    $       --
  Year ended 12/31/01 ..............        13.26           0.05              (1.86)         (1.81)          (0.05)         (0.83)
  Year ended 12/31/00 ..............        17.58           0.05              (0.44)         (0.39)          (0.01)         (3.92)
  Year ended 12/31/99 ..............        13.12           0.00               5.26           5.26           (0.03)         (0.77)
  Year ended 12/31/98 ..............        10.99           0.03               3.30           3.33           (0.04)         (1.16)
  Year ended 12/31/97 ..............         8.42           0.03               2.94           2.97           (0.04)         (0.36)
  Year ended 12/31/96 ..............        17.79           0.09(ii)           1.87           1.96           (0.33)        (11.00)
  Year ended 12/31/95 ..............        13.30           0.11(ii)           4.54           4.65           (0.16)            --
  Year ended 12/31/94 ..............        15.31           0.17              (1.47)         (1.30)          (0.15)         (0.56)
  Year ended 12/31/93 ..............        13.93           0.07               1.37           1.44           (0.06)            --

ALGER AMERICAN LEVERAGED
ALLCAP PORTFOLIO
  CLASS S
  Eight months ended 12/31/02(i)(vi)   $    28.46     $    (0.02)        $    (7.61)    $    (7.63)             --             --
  CLASS O
  Year ended 12/31/02 ..............   $    31.55     $    (0.14)        $   (10.56)    $   (10.70)             --     $       --
  Year ended 12/31/01 ..............        38.80           0.00(ii)          (6.06)         (6.06)             --          (1.19)
  Year ended 12/31/00 ..............        57.97          (0.02)(ii)        (13.77)        (13.79)             --          (5.38)
  Year ended 12/31/99 ..............        34.90          (0.09)             25.93          25.84              --          (2.77)
  Year ended 12/31/98 ..............        23.17          (0.05)             12.99          12.94              --          (1.21)
  Year ended 12/31/97 ..............        19.36          (0.03)              3.84           3.81              --             --
  Year ended 12/31/96 ..............        17.43          (0.03)(ii)          2.14           2.11              --          (0.18)
  Year ended 12/31/95(i)(vii) ......        10.00          (0.03)              7.46           7.43              --             --

--------------------------------------------------------------------------------
(i)   Ratios have been annualized; total return has not been annualized.
(ii)  Amount was computed based on average shares outstanding during the year.
(iii) Amount has been reduced by 0.03% due to expense reimbursements.
(iv)  Amount has been reduced by 2.36% due to expense reimbursements.
(v)   Commenced operations May 3, 1993.
(vi)  Commenced operations May 1, 2002.
(vii) Commenced operations January 25, 1995.

                                                        NET ASSET                       NET ASSETS,
                                           TOTAL        VALUE, END                     END OF PERIOD
                                       DISTRIBUTIONS    OF PERIOD       TOTAL RETURN  (000'S OMITTED)
                                       -------------    ----------      ------------  ---------------
ALGER AMERICAN INCOME
& GROWTH PORTFOLIO
  CLASS S
  Eight months ended 12/31/02(i)(vi)            --      $     7.27        (24.11%)      $        7
  CLASS O
  Year ended 12/31/02 ..............    $    (0.06)     $     7.24        (31.10%)      $   85,066
  Year ended 12/31/01 ..............         (0.88)          10.57        (14.32)          144,006
  Year ended 12/31/00 ..............         (3.93)          13.26         (1.27)          150,783
  Year ended 12/31/99 ..............         (0.80)          17.58         42.45            91,250
  Year ended 12/31/98 ..............         (1.20)          13.12         32.39            77,926
  Year ended 12/31/97 ..............         (0.40)          10.99         36.29            47,399
  Year ended 12/31/96 ..............        (11.33)           8.42         19.68            20,910
  Year ended 12/31/95 ..............         (0.16)          17.79         35.13             8,639
  Year ended 12/31/94 ..............         (0.71)          13.30         (8.28)           29,135
  Year ended 12/31/93 ..............         (0.06)          15.31         10.34            31,895

ALGER AMERICAN LEVERAGED
ALLCAP PORTFOLIO
  CLASS S
  Eight months ended 12/31/02(i)(vi)            --      $    20.83        (26.81%)      $      281
  CLASS O
  Year ended 12/31/02 ..............    $       --      $    20.85        (33.91%)      $  271,373
  Year ended 12/31/01 ..............         (1.19)          31.55        (15.93)          443,209
  Year ended 12/31/00 ..............         (5.38)          38.80        (24.83)          476,517
  Year ended 12/31/99 ..............         (2.77)          57.97         78.06           362,500
  Year ended 12/31/98 ..............         (1.21)          34.90         57.83           101,710
  Year ended 12/31/97 ..............            --           23.17         19.68            53,488
  Year ended 12/31/96 ..............         (0.18)          19.36         12.04            34,925
  Year ended 12/31/95(i)(vii) ......            --           17.43         74.30             5,497

                                                     RATIOS/SUPPLEMENTAL DATA
                                       -----------------------------------------------
                                                            RATIO OF NET
                                                             INVESTMENT
                                       RATIO OF EXPENSES    INCOME (LOSS)    PORTFOLIO
                                           TO AVERAGE        TO AVERAGE      TURNOVER
                                           NET ASSETS        NET ASSETS        RATE
                                       -----------------    -------------    ---------
ALGER AMERICAN INCOME
& GROWTH PORTFOLIO
  CLASS S
  Eight months ended 12/31/02(i)(vi)           1.05%             0.16%        276.12%
  CLASS O
  Year ended 12/31/02 ..............           0.79%             0.25%        276.12%
  Year ended 12/31/01 ..............           0.72              0.52         110.04
  Year ended 12/31/00 ..............           0.70              0.43         142.43
  Year ended 12/31/99 ..............           0.70              0.03         193.23
  Year ended 12/31/98 ..............           0.70              0.31         131.67
  Year ended 12/31/97 ..............           0.74              0.56         150.09
  Year ended 12/31/96 ..............           0.81              0.94         121.60
  Year ended 12/31/95 ..............           0.75              0.61         164.05
  Year ended 12/31/94 ..............           0.75              1.22         177.97
  Year ended 12/31/93 ..............           0.97              1.51         105.80

ALGER AMERICAN LEVERAGED
ALLCAP PORTFOLIO
  CLASS S
  Eight months ended 12/31/02(i)(vi)           1.32%            (0.92%)       203.05%
  CLASS O
  Year ended 12/31/02 ..............           0.96%            (0.49%)       203.05%
  Year ended 12/31/01 ..............           0.92              0.00         103.03
  Year ended 12/31/00 ..............           0.90             (0.03)        132.28
  Year ended 12/31/99 ..............           0.93             (0.49)        155.74
  Year ended 12/31/98 ..............           0.96             (0.27)        143.59
  Year ended 12/31/97 ..............           1.00             (0.17)        164.27
  Year ended 12/31/96 ..............           1.09             (0.15)        102.10
  Year ended 12/31/95(i)(vii) ......           1.56(iv)         (0.71)        178.23

FOR FUND INFORMATION:

By telephone:   (800) 992-3863

By mail:        The Alger American Fund
                111 Fifth Avenue
                New York, NY 10003

STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports, and make inquiries of the Fund, by calling the Fund's toll-free number or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, DC. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling (202) 942-8090. Fund documents are also available on the EDGAR database on the SEC's internet site at http://www.sec.gov.

DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED


THE ALGER AMERICAN FUND
SEC FILE #811-5550

                             THE ALGER AMERICAN FUND
                                 CLASS O SHARES

                      A POOLED FUNDING VEHICLE FOR:
                      o VARIABLE ANNUITY CONTRACTS
                      o VARIABLE LIFE INSURANCE POLICIES
                      o QUALIFIED PENSION PLANS
                      o QUALIFIED RETIREMENT PLANS

                                              PROSPECTUS

                                             MAY 1, 2003


           ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
                  ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
                         ALGER AMERICAN GROWTH PORTFOLIO
               ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO




As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.


An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


                                  [ALGER LOGO]

                                     THE ALGER
                                 AMERICAN FUND

                                CLASS O SHARES





                                    PROSPECTUS
                                   MAY 1, 2003




     TABLE OF CONTENTS
--------------------------------------------------------------------------------

2 ............Risk/Return Summary: Investments,
              Risks & Performance

      2 ......Investments


              Alger American Small
                Capitalization Portfolio ............ 2
              Alger American MidCap
                Growth Portfolio 2
              Alger American Growth Portfolio ....... 2
              Alger American Leveraged
                AllCap Portfolio .................... 2

      3 ......Principal Risks

              Alger American Small
                Capitalization Portfolio ............ 3
              Alger American MidCap
                Growth Portfolio .................... 3
              Alger American Growth Portfolio ....... 3
              Alger American Leveraged
                AllCap Portfolio .................... 3

      3 ......Performance

              Alger American Small
                Capitalization Portfolio ............ 4
              Alger American MidCap
                Growth Portfolio .................... 4
              Alger American Growth Portfolio ....... 5
              Alger American Leveraged
                AllCap Portfolio .................... 5



6 ............Fees and Expenses
7 ............Management & Organization
7 ............Shareholder Information


              Distributor ........................... 7
              Transfer Agent ........................ 7
              Classes of Fund Shares ................ 8
              Purchasing and Redeeming
              Fund Shares ........................... 8


10 ...........Financial Highlights

Back Cover:   How to obtain more information

[GRAPHIC OMITTED]

RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE

INVESTMENTS: THE ALGER AMERICAN FUND


The investment goal and primary approach of each portfolio is discussed individually below. All of the portfolios invest primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. They invest primarily in "growth" stocks. The Fund's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:


-  High Unit Volume Growth

   Vital, creative companies which offer goods or services to a rapidly-expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

-  Positive Life Cycle Change


   Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management; products or technologies; restructuring or reorganization; or merger and acquisition.


The company's market capitalization will dictate in which portfolio(s) it will be placed. The market capitalization of a company is its price per share multiplied by its number of outstanding shares.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

GOAL

THE ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION.

APPROACH

It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly-expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the companies in the Russell 2000 Growth Index or the S&P SmallCap 600 Index.

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

GOAL

THE ALGER AMERICAN MIDCAP GROWTH PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION.

APPROACH

It focuses on midsized companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the Russell Midcap Growth Index or the S&P MidCap 400 Index.

ALGER AMERICAN GROWTH PORTFOLIO

GOAL

THE ALGER AMERICAN GROWTH PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION.

APPROACH

It  focuses on growing  companies  that  generally  have  broad  product  lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.


ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO


GOAL

THE  ALGER  AMERICAN   LEVERAGED  ALLCAP   PORTFOLIO  SEEKS  LONG-TERM   CAPITAL
APPRECIATION.

APPROACH

Under normal circumstances, the portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential.


The portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

[GRAPHIC OMITTED]

PRINCIPAL RISKS

RISKS APPLICABLE TO ALL EQUITY PORTFOLIOS

As with any fund that invests in stocks, your investment will go up or down in value, and the loss of your investment is a risk of investing. A portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a Fund investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the equity portfolios' investment styles and objectives, an investment in them may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investments' values.

A portfolio's trading in some stocks may be relatively short-term, meaning the Fund may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses.

There may be additional risks applicable to a specific portfolio because of its investment approach.

RISKS APPLICABLE TO ALGER AMERICAN
SMALL CAPITALIZATION PORTFOLIO

An additional risk of investing in the portfolio is:

- the possibility of greater risk by investing in smaller, less seasoned companies rather than larger, more-established companies owing to such factors as inexperienced management and limited financial resources

RISKS APPLICABLE TO ALGER AMERICAN
MIDCAP GROWTH PORTFOLIO

An additional risk of investing in the portfolio is:

- the possibility of greater risk by investing in medium-sized companies rather than larger, more-established companies owing to such factors as inexperienced management and limited financial resources

RISKS APPLICABLE TO ALGER AMERICAN GROWTH PORTFOLIO

The portfolio's primary risks are those summarized above in "Risks Applicable to All Equity Portfolios."


RISKS APPLICABLE TO ALGER AMERICAN
LEVERAGED ALLCAP PORTFOLIO


Additional risks of investing in the portfolio are:

- the possibility of greater risk by investing in small- and medium-sized companies (in addition to large, more-established companies) owing to such factors as inexperienced management and limited financial resources

- the risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus, the portfolio's net asset value can decrease more quickly than if the portfolio had not borrowed

[GRAPHIC OMITTED]

PERFORMANCE

The following bar charts show the changes in each portfolio's performance from year to year and give you some indication of the risks of investing in the Fund. They assume reinvestment of dividends and distributions.

The Average Annual Total Return tables compare a portfolio's performance over several periods with that of an appropriate benchmark index. The annual returns assume reinvestment of dividends and distributions. Remember that how a portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

The performance disclosed in these charts does not reflect separate account charges which, if reflected, would lower returns.

Each index used in the tables is a broad index designed to track a particular market or market segment. No expenses or fees are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest on the underlying securities that make up the respective index.


The Alger American Growth Portfolio has changed its performance benchmark from the S&P 500 Index to the Russell 1000 Growth Index. Alger American Leveraged AllCap Portfolio has changed its performance benchmark from the S&P 500 Index to the Russell 3000 Growth Index. Alger American MidCap Growth Portfolio has changed its performance benchmark from the S&P

MidCap 400 Index to the Russell Midcap Growth Index. Each replacement index tracks the performance of stocks that Fund management believes are more closely representative of those stocks normally held by the respective portfolio.


- Russell 1000 Growth Index: An index of common stocks designed to track performance of large capitalization companies with greater than average growth orientation. n Russell 2000 Growth Index: An index of common stocks designed to track performance of small capitalization companies with greater than average growth orientation.

- Russell 3000 Growth Index: An index of common stocks designed to track performance of companies with greater than average growth orientation in general.

- Russell Midcap Growth Index: An index of common stocks designed to track performance of medium-capitalization companies with greater than average growth orientation.

- S&P 500 Index: An index of large company common stocks considered to be representative of the U.S. stock market in general.


- S&P MidCap 400 Index: An index of common stocks designed to track performance of medium capitalization companies.


ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

Annual Total Return as of December 31 each year (%)
Class O

[THE FOLLOWING DATA IS PRESENTED AS A BAR GRAPH IN THE PRINTED DOCUMENT]

                          YEAR           PERCENTAGE
                          ----           ----------
                          1993             13.28
                          1994             -4.38
                          1995             44.31
                          1996              4.18
                          1997             11.39
                          1998             15.53
                          1999             43.42
                          2000            -27.20
                          2001            -29.51
                          2002            -26.22

Best Quarter:      31.06%     Q4    1999
Worst Quarter:    -26.52%     Q1    2001

Average Annual Total Return as of December 31, 2002
Class O
                                                                   Since
                                                                 Inception
                        1 Year        5 Years      10 Years      (9/21/88)
--------------------------------------------------------------------------
American Small
  Capitalization        -26.22%        -8.90%        1.30%         8.51%
Russell 2000
  Growth Index          -30.27%        -6.59%        2.62%         5.32%

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

Annual Total Return as of December 31 each year (%)
Class O

[THE FOLLOWING DATA IS PRESENTED AS A BAR GRAPH IN THE PRINTED DOCUMENT]

                          YEAR           PERCENTAGE
                          ----           ----------
                          1994             -1.54
                          1995             44.45
                          1996             11.90
                          1997             15.01
                          1998             30.30
                          1999             31.85
                          2000              9.18
                          2001             -6.52
                          2002            -29.54

Best Quarter:     27.07%     Q4     1998
Worst Quarter:   -18.60%     Q3     2002

Average Annual Total Return as of December 31, 2002
Class O

                                                                 Since
                                                               Inception
                                   1 Year        5 Years        (5/3/93)
------------------------------------------------------------------------
American MidCap Growth            -29.54%         4.32%          12.55%
Russell Midcap Growth Index       -27.40%        -1.82%           7.26%
S&P MidCap 400 Index              -14.52%         6.41%          12.27%

ALGER AMERICAN GROWTH PORTFOLIO

Annual Total Return as of December 31 each year (%)
Class O

[THE FOLLOWING DATA IS PRESENTED AS A BAR GRAPH IN THE PRINTED DOCUMENT]

                          YEAR           PERCENTAGE
                          ----           ----------
                          1993             22.47
                          1994              1.45
                          1995             36.37
                          1996             13.35
                          1997             25.75
                          1998             48.07
                          1999             33.74
                          2000            -14.77
                          2001            -11.81
                          2002            -32.99

Best Quarter:       25.93%    Q4      1998
Worst Quarter:     -20.20%    Q3      2002

Average Annual Total Return as of December 31, 2002
Class O

                                                                     Since
                                                                   Inception
                        1 Year        5 Years        5 Years        (1/9/89)
----------------------------------------------------------------------------
American Growth        -32.99%         -0.05%          9.19%         12.06%
Russell 1000
  Growth Index         -27.89%         -3.84%          6.71%          9.99%
S&P 500 Index          -22.10%         -0.58%          9.35%         11.00%

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

Annual Total Return as of December 31 each year (%)
Class O

[THE FOLLOWING DATA IS PRESENTED AS A BAR GRAPH IN THE PRINTED DOCUMENT]

                          YEAR           PERCENTAGE
                          ----           ----------
                          1996             12.04
                          1997             19.68
                          1998             57.83
                          1999             78.06
                          2000            -24.83
                          2001            -15.93
                          2002            -33.91

Best Quarter:       40.16%    Q4      1999
Worst Quarter:     -21.93%    Q4      2000

Average Annual Total Return as of December 31, 2002
Class O

                                                                 Since
                                                               Inception
                                   1 Year        5 Years        (5/3/93)
------------------------------------------------------------------------
American Leveraged
  AllCap                          -33.91%         3.26%          13.56%
Russell 3000
  Growth Index                    -28.05%        -4.11%           7.02%
S&P 500 Index                     -22.10%        -0.58%          10.10%


The Fund also offers Class S shares. Class S and Class O shares differ only in that Class S shares are subject to a distribution and shareholder servicing fee, while Class O shares are not. Because of the distribution and shareholder servicing fee, returns will be lower for Class S shares.

[GRAPHIC OMITTED]

FEES AND EXPENSES

Investors incur certain fees and expenses in connection with an investment in the Fund. The following table shows the fees and expenses that you may incur if you buy and hold Class O shares of the portfolios.


                                                               ANNUAL FUND OPERATING EXPENSES
                                                         (expenses that are deducted from Fund assets)
                         SHAREHOLDER       --------------------------------------------------------------------------
                            FEES                                                                              TOTAL
                         (fees paid                                                                          ANNUAL
                          directly                                                                            FUND
                          from your          Management          Distribution             Other             OPERATING
                         investment)            Fees             (12b-1) Fees           Expenses            EXPENSES
=====================================================================================================================
ALGER AMERICAN              None                .85%                None                  .12%                 .97%
  SMALL CAPITALIZATION
  PORTFOLIO

ALGER AMERICAN              None                .80%                None                  .13%                 .93%
  MIDCAP GROWTH
  PORTFOLIO

ALGER AMERICAN              None                .75%                None                  .10%                 .85%
  GROWTH
  PORTFOLIO

ALGER AMERICAN              None                .85%                None                  .11%                 .96%
  LEVERAGED ALLCAP
  PORTFOLIO


EXAMPLE

The following example, which reflects the shareholder fees and operating expenses listed in the preceding table, is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class O shares of the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                1 Year   3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
ALGER AMERICAN                    $99      $309       $536      $1,190
  SMALL CAPITALIZATION
  PORTFOLIO

ALGER AMERICAN                    $95      $296       $515      $1,143
  MIDCAP GROWTH
  PORTFOLIO

ALGER AMERICAN                    $87      $271       $471      $1,049
  GROWTH
  PORTFOLIO

ALGER AMERICAN                    $98      $306       $531      $1,178
  LEVERAGED ALLCAP
  PORTFOLIO

The example above does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the plan documents.


ADDITIONAL INFORMATION ABOUT
THE FUND'S INVESTMENTS

Each portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the portfolio's assets from a temporary unacceptable risk of loss, rather than directly to promote the portfolio's investment objective. The portfolio may not achieve its objective during such periods.

Other securities the portfolios may invest in are discussed in the Fund's Statement of Additional Information (see back cover).

[GRAPHIC OMITTED]

MANAGEMENT AND ORGANIZATION

MANAGER

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003


The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/02) $5.00 billion in mutual fund assets as well as $3.43 billion in other assets. The Manager is responsible for managing each portfolio's assets according to its goal and for placing orders with broker-dealers to purchase and sell securities on behalf of the portfolios. The Fund has had the same manager since inception and, for the most recent fiscal year, the portfolios paid the Manager fees at these annual rates based on a percentage of average daily net assets: Small Capitalization and Leveraged AllCap Portfolios--.85%; MidCap Growth Portfolio--.80%; Growth Portfolio--.75%.


PORTFOLIO MANAGERS


Fred M. Alger III is the chief market strategist for the portfolios, overseeing the investments of each portfolio since September 2001. Mr. Alger, who founded Fred Alger Management, Inc., has served as Chairman of the Board since 1964, and co-managed the portfolios prior to 1995. Dan C. Chung, CFA, David Hyun, CFA, and Jill Greenwald, CFA are the individuals responsible for the day-to-day management of portfolio investments. Mr. Chung, manager of the MidCap Growth Portfolio and co-manager of the Growth Portfolio since September 2001, has been employed by the Manager since 1994 as a Vice President and analyst from 1996 to 1999, as a Senior Vice President and senior analyst until 2000, as an Executive Vice President and portfolio manager since 2000, and as Chief Investment Officer since September 2001. Mr. Hyun, manager of the Leveraged AllCap Portfolio and co-manager of the Growth Portfolio since September 2001, has been employed by the Manager as an Executive Vice President since September 2001, prior to which he was employed by the Manager as an analyst from 1991 until 1997 and as a Senior Vice President and portfolio manager from 1997 until June 2000; he was a portfolio manager at Oppenheimer Funds from June 2000 until September 2001. Ms. Greenwald, manager of the Small Capitalization Portfolio since November 2001, has been employed by the Manager as a Senior Vice President and portfolio manager since November 2001, prior to which she was employed by the Manager as an analyst and later a senior analyst from 1986 to 1992, as a Managing Director and senior portfolio manager at Chase Manhattan Bank from 1994 through 1999 and as a Senior Vice President and Investment Officer at J&W Seligman & Co. from 1999 until November 2001.


[GRAPHIC OMITTED]

SHAREHOLDER INFORMATION

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302

NET ASSET VALUE


The price of one share is its "net asset value" or NAV. The NAV for each portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.


The Fund generally values the assets of each portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Fund's Board of Trustees. Short-term money market instruments held by the portfolios are valued on the basis of amortized cost.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares and pays dividends and distributions by the portfolios annually. The Fund expects that these annual payments to shareholders will consist of both capital gains and net investment income. Dividends and distributions may differ between classes of shares of a portfolio.

Federal income taxation of separate accounts of insurance companies, variable annuity contracts and variable life insurance contracts is discussed in the prospectuses of participating insurance companies. Generally, distributions by the Fund will not be taxable to holders of variable annuity contracts or variable life insurance policies if the insurance company separate accounts to which those distributions are made meet certain requirements, including certain diversification requirements that the Fund has undertaken to meet, under the Internal Revenue Code. Participants in qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution from their plan accounts. Generally, distributions from plan accounts are taxable as ordinary income at the rate applicable to each participant at the time of distribution.In certain cases, distributions made to a participant prior to the participant's reaching age 591/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.

Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.

              NAV (NET ASSET VALUE) OF A CLASS OF SHARES IS
               COMPUTED BY ADDING TOGETHER THE VALUE OF THE
             PORTFOLIO'S INVESTMENTS, CASH AND OTHER ASSETS
        ALLOCABLE TO THE CLASS, SUBTRACTING ITS LIABILITIES
                 AND THEN DIVIDING THE RESULT BY THE NUMBER
                        OF OUTSTANDING SHARES OF THE CLASS.

CLASSES OF FUND SHARES

Each portfolio offers two classes of shares: Class O shares and Class S shares. Only Class O shares are offered in this Prospectus. Both classes are offered only to separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The classes differ only in that Class S shares are subject to a distribution and shareholder servicing fee, while Class O shares are not.

PURCHASING AND REDEEMING FUND SHARES

Because the Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans, an individual cannot invest in a portfolio directly, but may do so only through one of these sources. The Fund's shares are held in the names of the separate accounts and plans.

Shares of the Fund can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Transfer Agent. All orders for purchase of shares are subject to acceptance by the Fund or its Transfer Agent. The Transfer Agent pays for redemptions within seven days after it accepts a redemption request.

The Fund may redeem some shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash.

                      [This page intentionally left blank]

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand each portfolio's financial performance for the periods shown. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the portfolio (assuming reinvestment of all dividends and distributions). Information for the periods shown through December 31, 2001 has been audited by Arthur Andersen LLP and information for the year ended December 31, 2002 has been audited by Ernst & Young LLP, the Fund's independent auditors whose report, along with the Fund's financial statements, is included in the Annual Report, which is available upon request.


Note that the Financial Highlights do not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the Plan documents.


                                                INCOME FROM INVESTMENT OPERATIONS                 LESS DIVIDENDS AND DISTRIBUTIONS
                                                ---------------------------------                  ------------------------------
                                 NET ASSET                        NET REALIZED                                       DISTRIBUTIONS
                                   VALUE                         AND UNREALIZED      TOTAL FROM     DIVIDENDS FROM      FROM NET
                                BEGINNING       NET INVESTMENT     GAIN (LOSS)       INVESTMENT     NET INVESTMENT     REALIZED
                                 OF PERIOD       INCOME (LOSS)   ON INVESTMENTS      OPERATIONS         INCOME           GAINS
                                -----------     --------------   ---------------    ------------    --------------    -----------
ALGER AMERICAN MIDCAP GROWTH
PORTFOLIO
  CLASS O

  YEAR ENDED 12/31/02 ...........   $17.67         $(0.10)          $ (5.12)         $ (5.22)           $   --          $    --
  Year ended 12/31/01 ...........    30.62          (0.09)(ii)        (1.23)           (1.32)               --           (11.63)
  Year ended 12/31/00 ...........    32.23          (0.03)(ii)         2.79             2.76                --            (4.37)
  Year ended 12/31/99 ...........    28.87          (0.05)             8.00             7.95                --            (4.59)
  Year ended 12/31/98 ...........    24.18           0.00(ii)          6.95             6.95                --            (2.26)
  Year ended 12/31/97 ...........    21.35          (0.04)             3.20             3.16             (0.01)           (0.32)
  Year ended 12/31/96 ...........    19.44           0.03              2.29             2.32                --            (0.41)
  Year ended 12/31/95 ...........    13.46          (0.03)             6.01             5.98                --               --
  Year ended 12/31/94 ...........    13.72           0.00(ii)         (0.21)           (0.21)               --            (0.05)
  Year ended 12/31/93(i)(v) .....    10.00          (0.02)             3.88             3.86                --            (0.14)

ALGER AMERICAN SMALL
CAPITALIZATION PORTFOLIO
  CLASS O

  Year ended 12/31/02 ...........   $16.55         $(0.11)          $ (4.23)         $ (4.34)           $   --           $   --
  Year ended 12/31/01 ...........    23.49          (0.03)            (6.90)           (6.93)            (0.01)              --
  Year ended 12/31/00 ...........    55.15           0.01(ii)        (12.80)          (12.79)               --           (18.87)
  Year ended 12/31/99 ...........    43.97          (0.12)(ii)        16.98            16.86                --            (5.68)
  Year ended 12/31/98 ...........    43.75          (0.02)             6.30             6.28                --            (6.06)
  Year ended 12/31/97 ...........    40.91          (0.05)(ii)         4.45             4.40                --            (1.56)
  Year ended 12/31/96 ...........    39.41          (0.04)(ii)         1.70             1.66                --            (0.16)
  Year ended 12/31/95 ...........    27.31          (0.09)            12.19            12.10                --               --
  Year ended 12/31/94 ...........    30.88          (0.03)(ii)        (1.45)           (1.48)               --            (2.09)
  Year ended 12/31/93 ...........    27.26          (0.05)             3.67             3.62                --               --

ALGER AMERICAN GROWTH
PORTFOLIO
  CLASS O

  YEAR ENDED 12/31/02 ...........   $36.77         $(0.01)          $(12.12)         $(12.13)           $(0.01)          $   --
  Year ended 12/31/01 ...........    47.27           0.01             (4.88)           (4.87)            (0.10)           (5.53)
  Year ended 12/31/00 ...........    64.38           0.10             (8.75)           (8.65)               --            (8.46)
  Year ended 12/31/99 ...........    53.22          (0.03)            16.66            16.63             (0.08)           (5.39)
  Year ended 12/31/98 ...........    42.76           0.09             18.32            18.41             (0.13)           (7.82)
  Year ended 12/31/97 ...........    34.33           0.13              8.66             8.79             (0.13)           (0.23)
  Year ended 12/31/96 ...........    31.16           0.12              4.00             4.12             (0.02)           (0.93)
  Year ended 12/31/95 ...........    23.13           0.02              8.33             8.35             (0.07)           (0.25)
  Year ended 12/31/94 ...........    24.67           0.07              0.15             0.22             (0.03)           (1.73)
  Year ended 12/31/93 ...........    20.17           0.03              4.50             4.53             (0.03)              --

ALGER AMERICAN LEVERAGED
ALLCAP PORTFOLIO
  CLASS O

  Year ended 12/31/02 ...........   $31.55         $(0.14)          $(10.56)         $(10.70)               --           $   --
  Year ended 12/31/01 ...........    38.80           0.00(ii)         (6.06)           (6.06)               --            (1.19)
  Year ended 12/31/00 ...........    57.97          (0.02)(ii)       (13.77)          (13.79)               --            (5.38)
  Year ended 12/31/99 ...........    34.90          (0.09)            25.93            25.84                --            (2.77)
  Year ended 12/31/98 ...........    23.17          (0.05)            12.99            12.94                --            (1.21)
  Year ended 12/31/97 ...........    19.36          (0.03)             3.84             3.81                --               --
  Year ended 12/31/96 ...........    17.43          (0.03)(ii)         2.14             2.11                --            (0.18)
  Year ended 12/31/95(i)(vi) ....    10.00          (0.03)             7.46             7.43                --               --



--------------------------------------------------------------------------------
  (i) Ratios have been annualized; total return has not been annualized.
 (ii) Amount was computed based on average shares outstanding during the year.
(iii) Amount has been reduced by 0.03% due to expense reimbursements.

                                                                                RATIOS/SUPPLEMENTAL DATA
                                                                   --------------------------------------------------
                                                                                       RATIO OF NET
                   NET ASSET                        NET ASSETS,      RATIO OF EXPENSES  INVESTMENT          PORTFOLIO
   TOTAL          VALUE, END                       END OF PERIOD        TO AVERAGE  INCOME (LOSS) TO        TURNOVER
DISTRIBUTIONS      OF PERIOD       TOTAL RETURN   (000'S OMITTED)       NET ASSETS  AVERAGE NET ASSETS        RATE
------------       ---------       ------------   ---------------    ----------------------------------      -------



  $    --           $12.45            (29.54%)        $ 240,063            0.93%           (0.56%)          323.83%
   (11.63)           17.67             (6.52)           355,015            0.88            (0.45)           130.11
    (4.37)           30.62              9.18            332,734            0.84            (0.09)           130.85
    (4.59)           32.23             31.85            931,397            0.85            (0.21)           162.30
    (2.26)           28.87             30.30            689,571            0.84             0.00            152.21
    (0.33)           24.18             15.01            444,967            0.84            (0.15)           151.98
    (0.41)           21.35             11.90            394,847            0.84             0.08             90.97
       --            19.44             44.45            185,349            0.90            (0.25)           104.74
    (0.05)           13.46             (1.54)            62,178            0.97             0.03             83.96
    (0.14)           13.72             38.67             21,301            1.50(iii)       (0.58)            67.22





  $    --           $12.21            (26.22%)        $ 376,550            0.97%           (0.69%)          111.82%
    (0.01)           16.55            (29.51)           517,364            0.92            (0.27)           181.80
   (18.87)           23.49            (27.20)           700,370            0.90             0.03            217.69
    (5.68)           55.15             43.42            674,864            0.90            (0.28)           182.25
    (6.06)           43.97             15.53          1,216,584            0.89            (0.20)           142.90
    (1.56)           43.75             11.39            997,586            0.89            (0.12)           104.43
    (0.16)           40.91              4.18          1,469,518            0.88            (0.09)           110.04
       --            39.41             44.31            984,212            0.92            (0.48)            80.66
    (2.09)           27.31             (4.38)           397,037            0.96            (0.10)           117.61
       --            30.88             13.28            238,850            1.03            (0.35)           148.07





  $ (0.01)          $24.63            (32.99%)        $ 874,914            0.85%           (0.01%)          238.03%
    (5.63)           36.77            (11.81)         1,540,327            0.81             0.03             87.79
    (8.46)           47.27            (14.77)         1,809,937            0.79             0.12            108.27
    (5.47)           64.38             33.74          3,387,526            0.79            (0.03)           135.13
    (7.95)           53.22             48.07          1,905,719            0.79             0.25            127.38
    (0.36)           42.76             25.75          1,072,529            0.79             0.27            129.50
    (0.95)           34.33             13.35            991,028            0.79             0.50             82.86
    (0.32)           31.16             36.37            502,974            0.85             0.18            118.33
    (1.76)           23.13              1.45            150,390            0.86             0.48            111.76
    (0.03)           24.67             22.47             74,878            0.97             0.25            112.64





  $    --           $20.85            (33.91%)        $ 271,373            0.96%           (0.49%)          203.05%
    (1.19)           31.55            (15.93)           443,209            0.92             0.00            103.03
    (5.38)           38.80            (24.83)           476,517            0.90            (0.03)           132.28
    (2.77)           57.97             78.06            362,500            0.93            (0.49)           155.74
    (1.21)           34.90             57.83            101,710            0.96            (0.27)           143.59
       --            23.17             19.68             53,488            1.00            (0.17)           164.27
    (0.18)           19.36             12.04             34,925            1.09            (0.15)           102.10
       --            17.43             74.30              5,497            1.56(iv)        (0.71)           178.23


--------------------------------------------------------------------------------
 (iv) Amount has been reduced by 2.36% due to expense reimbursements.
  (v) Commenced operations May 3, 1993.
 (vi) Commenced operations January 25, 1995.

                      [This page intentionally left blank]

FOR FUND INFORMATION:

By telephone:   (800) 992-3863

By mail:        The Alger American Fund
                111 Fifth Avenue
                New York, NY 10003

STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports, and make inquiries of the Fund, by calling the Fund's toll-free number or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, DC. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling (202) 942-8090. Fund documents are also available on the EDGAR database on the SEC's internet site at http://www.sec.gov.

DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED









THE ALGER AMERICAN FUND
SEC FILE #811-5550

                             THE ALGER AMERICAN FUND
                                 CLASS S SHARES

                   A POOLED FUNDING VEHICLE FOR:
                   o  VARIABLE ANNUITY CONTRACTS
                   o  VARIABLE LIFE INSURANCE POLICIES
                   o  QUALIFIED PENSION PLANS
                   o  QUALIFIED RETIREMENT PLANS

                                                     PROSPECTUS

                                                    MAY 1, 2003


                  ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
                         ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
                                ALGER AMERICAN GROWTH PORTFOLIO
                      ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO



As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.


An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                 [LOGO OMITTED]

                                                                       THE ALGER
                                                                   AMERICAN FUND

                                                                  CLASS S SHARES

                                                                      PROSPECTUS

                                                                     MAY 1, 2003

TABLE OF CONTENTS

2 ............Risk/Return Summary: Investments,
              Risks & Performance

      2 ......Investments


              Alger American Small
                Capitalization Portfolio ......................2
              Alger American MidCap
                Growth Portfolio ..............................2
              Alger American Growth Portfolio .................2
              Alger American Leveraged
                AllCap Portfolio ..............................2




      3 ......Principal Risks


              Alger American Small
                Capitalization Portfolio ......................3
              Alger American MidCap
                Growth Portfolio ..............................3
              Alger American Growth Portfolio .................3
              Alger American Leveraged
                AllCap Portfolio ..............................3





      3 ......Performance

              Alger American Small
                Capitalization Portfolio ......................4
              Alger American MidCap
                Growth Portfolio ..............................4
              Alger American Growth Portfolio .................5
              Alger American Leveraged
                AllCap Portfolio ..............................5




6 ............Fees and Expenses
7 ............Management and Organization
7 ............Shareholder Information


              Distributor .....................................7
              Transfer Agent ..................................7
              Classes of Fund Shares ..........................8
              Purchasing and Redeeming
              Fund Shares .....................................8


10 ...........Financial Highlights

Back Cover:   How to obtain more information

[GRAPHIC OMITTED]

RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE

INVESTMENTS: THE ALGER AMERICAN FUND


The investment goal and primary approach of each portfolio is discussed individually below. All of the portfolios invest primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. They invest primarily in "growth" stocks. The Fund's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:


o     High Unit Volume Growth

      Vital, creative companies which offer goods or services to a rapidly-expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

o     Positive Life Cycle Change


      Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management; products or technologies; restructuring or reorganization; or merger and acquisition.


The company's market capitalization will dictate in which portfolio(s) it will be placed. The market capitalization of a company is its price per share multiplied by its number of outstanding shares.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

GOAL

The Alger American Small Capitalization Portfolio seeks long-term capital appreciation.

APPROACH


It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the companies in the Russell 2000 Growth Index or the S&P SmallCap 600 Index.


ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

GOAL

The Alger American MidCap Growth Portfolio seeks long-term capital appreciation.

APPROACH

It focuses on midsized companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the Russell Midcap Growth Index or the S&P MidCap 400 Index.

ALGER AMERICAN GROWTH PORTFOLIO

GOAL

The Alger American Growth Portfolio seeks long-term capital appreciation.

APPROACH

It  focuses on growing  companies  that  generally  have  broad  product  lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.


ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO


GOAL

The  Alger  American   Leveraged  AllCap   Portfolio  seeks  long-term   capital
appreciation.

APPROACH

Under normal circumstances, the portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential.

The portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

[GRAPHIC OMITTED]

PRINCIPAL RISKS

RISKS APPLICABLE TO ALL EQUITY PORTFOLIOS

As with any fund that invests in stocks, your investment will go up or down in value, and the loss of your investment is a risk of investing. A portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a Fund investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the equity portfolios' investment styles and objectives, an investment in them may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investments' values.

A portfolio's trading in some stocks may be relatively short-term, meaning the Fund may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses.

There may be additional risks applicable to a specific portfolio because of its investment approach.

RISKS APPLICABLE TO ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

An additional risk of investing in the portfolio is:


o the possibility of greater risk by investing in smaller, less seasoned companies rather than larger, more established companies owing to such factors as inexperienced management and limited financial resources


RISKS APPLICABLE TO ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

An additional risk of investing in the portfolio is:


o the possibility of greater risk by investing in medium-sized companies rather than larger, more established companies owing to such factors as inexperienced management and limited financial resources


RISKS APPLICABLE TO ALGER AMERICAN GROWTH PORTFOLIO

The portfolio's primary risks are those summarized above in "Risks Applicable to All Equity Portfolios."


RISKS APPLICABLE TO ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO


Additional risks of investing in the portfolio are:

o the possiblity of greater risk by investing in small- and medium-sized companies (in addition to large, more-established companies) owing to such factors as inexperienced management and limited financial resources

o the risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus, the portfolio's net asset value can decrease more quickly than if the portfolio had not borrowed


[GRAPHIC OMITTED]


PERFORMANCE

The following bar charts show the changes in each portfolio's performance from year to year and give you some indication of the risks of investing in the Fund. They assume reinvestment of dividends and distributions.

The Average Annual Total Return tables compare a portfolio's performance over several periods with that of an appropriate benchmark index. The annual returns assume reinvestment of dividends and distributions. Remember that how a portfolio has performed in the past is not necessarily an indication of how it will perform in the future.


Information in the bar charts and tables is for each portfolio's Class O shares, which are the only shares that have been outstanding for at least one year. Class O shares are not offered in this Prospectus. Class S and Class O shares differ only in that Class S shares are subject to a distribution and shareholder servicing fee, while Class O shares are not. Because of the distribution and shareholder servicing fee, returns will be lower for Class S shares.


The performance disclosed in these charts does not reflect separate account charges which, if reflected, would lower returns.

Each index used in the tables is a broad index designed to track a particular market or market segment. No expenses or fees are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest on the underlying securities that make up the respective index.

The Alger American Growth Portfolio has changed its performance benchmark from the S&P 500 Index to the Russell 1000 Growth Index. Alger American Leveraged AllCap Portfolio has changed its performance benchmark from the S&P 500 Index to the Russell 3000 Growth Index. Alger American MidCap Growth Portfolio has changed its performance benchmark from the S&P MidCap 400 Index to the Russell Midcap Growth Index. Each replacement index tracks the performance of stocks that Fund management believes are more closely representative of those stocks normally held by the respective portfolio.


o Russell 1000 Growth Index: An index of common stocks designed to track performance of large capitalization companies with greater than average growth orientation.

o Russell 2000 Growth Index:An index of common stocks designed to track performance of small capitalization companies with greater than average growth orientation.

o Russell 3000 Growth Index: An index of common stocks designed to track performance of companies with greater than average growth orientation in general.

o Russell Midcap Growth Index: An index of common stocks designed to track performance of medium-capitalization companies with greater than average growth orientation.


o S&P 500 Index: An index of large company common stocks considered to be representative of the U.S. stock market in general.

o S&P MidCap 400 Index: An index of common stocks designed to track performance of medium capitalization companies.




                 ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

Annual Total Return as of December 31 each year (%)
Class O

                               [BAR CHART OMITTED]

             [THIS DATA REPRESENTS A BAR CHART IN THE PRINTED PIECE]

   93      94      95     96       97      98      99      00      01      02

 13.28   -4.38   44.31   4.18    11.39   15.53   43.42   -27.20  -29.51  -26.22

Best Quarter:               31.06%        Q4      1999
Worst Quarter:             -26.52%        Q1      2001

Average Annual Total Return as of December 31, 2002
Class O

                                                                         Since
                                                                       Inception
                                    1 Year       5 Years   10 Years    (9/21/88)
--------------------------------------------------------------------------------
American Small
  Capitalization                    -26.22%      -8.90%      1.30%       8.51%
Russell 2000
  Growth Index                      -30.27%      -6.59%      2.62%       5.32%

                     ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

Annual Total Return as of December 31 each year (%)
Class O

                               [BAR CHART OMITTED]

             [THIS DATA REPRESENTS A BAR CHART IN THE PRINTED PIECE]

      94      95      96      97      98      99     00       01       02

    -1.54   44.45   11.90   15.01   30.30   31.85   9.18    -6.52   -29.54

Best Quarter:            27.07%        Q4       1998
Worst Quarter:          -18.60%        Q3       2002

Average Annual Total Return as of December 31, 2002
Class O

                                                                         Since
                                                                       Inception
                                                 1 Year     5 Years    (5/3/93)
--------------------------------------------------------------------------------
American MidCap Growth                           -29.54%      4.32%     12.55%
Russell Midcap Growth Index                      -27.40%     -1.82%      7.26%
S&P MidCap 400 Index                             -14.52%      6.41%     12.27%

                        ALGER AMERICAN GROWTH PORTFOLIO

Annual Total Return as of December 31 each year (%)
Class O

                               [BAR CHART OMITTED]

             [THIS DATA REPRESENTS A BAR CHART IN THE PRINTED PIECE]

   93     94       95      96      97      98      99      00      01      02

 22.47   1.45    36.37   13.35   25.75   48.07   33.74   -14.77  -11.81  -32.99

Best Quarter:               25.93%        Q4        1998
Worst Quarter:             -20.20%        Q3        2002

Average Annual Total Return as of December 31, 2002
Class O

                                                                         Since
                                                                       Inception
                                    1 Year       5 Years   10 Years    (1/9/89)
--------------------------------------------------------------------------------
American Growth                    -32.99%       -0.05%      9.19%      12.06%
Russell 1000
  Growth Index                     -27.89%       -3.84%      6.71%       9.99%
S&P 500 Index                      -22.10%       -0.58%      9.35%      11.00%

                   ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

Annual Total Return as of December 31 each year (%)
Class O

                               [BAR CHART OMITTED]

             [THIS DATA REPRESENTS A BAR CHART IN THE PRINTED PIECE]

           96      97      98      99      00      01      02

         12.04   19.68   57.83   78.06   -24.83  -15.93  -33.91

Best Quarter:               40.16%        Q4        1999
Worst Quarter:             -21.93%        Q4        2000

Average Annual Total Return as of December 31, 2002
Class O
                                                                         Since
                                                                       Inception
                                            1 Year      5 Years        (1/25/95)
--------------------------------------------------------------------------------
American Leveraged
  AllCap                                    -33.91%       3.26%          13.56%
Russell 3000
  Growth Index                              -28.05%      -4.11%           7.02%
S&P 500 Index                               -22.10%      -0.58%          10.10%

[GRAPHIC OMITTED]

FEES AND EXPENSES

Investors incur certain fees and expenses in connection with an investment in the Fund. The following table shows the fees and expenses that you may incur if you buy and hold Class S shares of the portfolios.


                                                                 ANNUAL FUND OPERATING
                                                                 EXPENSES
                                                                 (expenses that are deducted
                                                                 from Fund assets)

                         SHAREHOLDER FEES
                         (fees paid directly from                       Distribution                          TOTAL ANNUAL FUND
                         your investment)            Management Fees    (12b-1) Fees     Other Expenses      OPERATING EXPENSES
===============================================================================================================================
ALGER AMERICAN                  None                       .85%              .25%            .10%                   1.20%
SMALL CAPITALIZATION
PORTFOLIO

ALGER AMERICAN                  None                       .80%              .25%            .14%                   1.19%
MIDCAP GROWTH
PORTFOLIO

ALGER AMERICAN                  None                       .75%              .25%            .10%                   1.10%
GROWTH
PORTFOLIO

ALGER AMERICAN                  None                       .85%              .25%            .22%                   1.32%
LEVERAGED ALLCAP
PORTFOLIO


EXAMPLE

The following example, which reflects the shareholder fees and operating expenses listed in the preceding table, is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class S shares of the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                     1 Year      3 Years     5 Years    10 Years
--------------------------------------------------------------------------------
ALGER AMERICAN                       $  122      $  381      $  660      $1,455
SMALL CAPITALIZATION
PORTFOLIO

ALGER AMERICAN                       $  121      $  378      $  654      $1,443
MIDCAP GROWTH
PORTFOLIO

ALGER AMERICAN                       $  112      $  350      $  606      $1,340
GROWTH
PORTFOLIO

ALGER AMERICAN                       $  134      $  418      $  723      $1,590
LEVERAGED ALLCAP
PORTFOLIO



The example above does not reflect charges and deductions which are or may be imposed under variable annuity contracts, variable life insurance policies or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this Prospectus or in the plan documents.


ADDITIONAL INFORMATION ABOUT
THE FUND'S INVESTMENTS

Each portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the portfolio's assets from a temporary unacceptable risk of loss, rather than directly to promote the portfolio's investment objective. The portfolio may not achieve its objective during such periods.

Other securities the portfolios may invest in are discussed in the Fund's Statement of Additional Information (see back cover).

[GRAPHIC OMITTED]

MANAGEMENT AND ORGANIZATION

MANAGER

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003


The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/02) $5.00 billion in mutual fund assets as well as $3.43 billion in other assets. The Manager is responsible for managing each portfolio's assets according to its goal and for placing orders with broker-dealers to purchase and sell securities on behalf of the portfolios. The Fund has had the same manager since inception and, for the most recent fiscal year, the portfolios paid the Manager fees at these annual rates based on a percentage of average daily net assets: Small Capitalization and Leveraged AllCap Portfolios--.85%; MidCap Growth Portfolio--.80%; Growth Portfolio--.75%.


PORTFOLIO MANAGERS


Fred M. Alger III is the chief market strategist for the portfolios, overseeing the investments of each portfolio since September 2001. Mr. Alger, who founded Fred Alger Management, Inc., has served as Chairman of the Board since 1964, and co-managed the portfolios prior to 1995. Dan C. Chung, CFA, David Hyun, CFA, and Jill Greenwald, CFA are the individuals responsible for the day-to-day management of portfolio investments. Mr. Chung, manager of the MidCap Growth Portfolio and co-man-ager of the Growth Portfolio since September 2001, has been employed by the Manager since 1994 as a Vice President and analyst from 1996 to 1999, as a Senior Vice President and senior analyst until 2000, as an Executive Vice President and portfolio manager since 2000, and as Chief Investment Officer since September 2001. Mr. Hyun, manager of the Leveraged AllCap Portfolio and co-manager of the Growth Portfolio since September 2001, has been employed by the Manager as an Executive Vice President since September 2001, prior to which he was employed by the Manager as an analyst from 1991 until 1997 and as a Senior Vice President and portfolio manager from 1997 until June 2000; he was a portfolio manager at Oppenheimer Funds from June 2000 until September 2001. Ms. Greenwald, manager of the Small Capitalization Portfolio since November 2001, has been employed by the Manager as a Senior Vice President and portfolio manager since November 2001, prior to which she was employed by the Manager as an analyst and later a senior analyst from 1986 to 1992, as a Managing Director and senior portfolio manager at Chase Manhattan Bank from 1994 through 1999 and as a Senior Vice President and Investment Officer at J&W Seligman & Co. from 1999 until November 2001.


[GRAPHIC OMITTED]

SHAREHOLDER INFORMATION

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302

NET ASSET VALUE


The price of one share is its "net asset value" or NAV. The NAV for each portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.


The Fund generally values the assets of each portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Fund's Board of Trustees. Short-term money market instruments held by the portfolios are valued on the basis of amortized cost.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares and pays dividends and distributions by the portfolios annually. The Fund expects that these annual payments to shareholders will consist of both capital gains and net investment income. Dividends and distributions may differ between classes of shares of a portfolio.

Federal income taxation of separate accounts of insurance companies, variable annuity contracts and variable life insurance contracts is discussed in the prospectuses of participating insurance companies. Generally, distributions by the Fund will not be taxable to holders of variable annuity contracts or variable life insurance policies if the insurance company separate accounts to which those distributions are made meet certain requirements, including certain diversification requirements that the Fund has undertaken to meet, under the Internal Revenue Code. Participants in qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution from their plan accounts. Generally, distributions from plan accounts are taxable as ordinary income at the rate applicable to each participant at the time of distribu-tion. In certain cases, distributions made to a participant prior to the participant's reaching age 59 1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.

Because each investor's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.


--------------------------------------------------------------------------------
                                   NAV (NET ASSET VALUE) OF A CLASS OF SHARES IS
                                    COMPUTED BY ADDING TOGETHER THE VALUE OF THE
                                  PORTFOLIO'S INVESTMENTS, CASH AND OTHER ASSETS
                             ALLOCABLE TO THE CLASS, SUBTRACTING ITS LIABILITIES
                                      AND THEN DIVIDING THE RESULT BY THE NUMBER
                                             OF OUTSTANDING SHARES OF THE CLASS.
--------------------------------------------------------------------------------


CLASSES OF FUND SHARES


Each portfolio offers two classes of shares: Class O shares and Class S shares. Only Class S shares are offered in this Prospectus. Both classes are offered only to separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The classes differ in that, according to a plan adopted under Rule 12b-1 under the Investment Company Act, Class S shares pay a distribution and shareholder servicing fee out of their assets on an ongoing basis to compensate insurance companies and pension and retirement plan service providers for distribution assistance and shareholder services. Over time, these fees will increase the cost of an investment in Class S shares and may cost an investor more than paying other types of sales charges.


PURCHASING AND REDEEMING FUND SHARES

Because the Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans, an individual cannot invest in a portfolio directly, but may do so only through one of these sources. The Fund's shares are held in the names of the separate accounts and plans.

Shares of the Fund can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Transfer Agent. All orders for purchase of shares are subject to acceptance by the Fund or its Transfer Agent. The Transfer Agent pays for redemptions within seven days after it accepts a redemption request.

The Fund may redeem some shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash.

                      [This page intentionally left blank]

[GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand each portfolio's financial performance for the periods shown. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the portfolio (assuming reinvestment of all dividends and distributions). Information is provided also with respect to Class O shares; Class S shares were outstanding during part of the periods shown. Class S shares have higher expense ratios and lower total returns. Information for the periods shown through December 31, 2001 has been audited by Arthur Andersen and information for the year ended December 31, 2002 has been audited by Ernst & Young LLP, the Fund's independent auditors whose report, along with the Fund's financial statements, is included in the Annual Report, which is available upon request.

Note that the Financial Highlights do not reflect charges and deductions which are or may be imposed under variable annuity contracts, variable life insurance policies or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this Prospectus or in the Plan documents.

                                                   INCOME FROM INVESTMENT OPERATIONS                LESS DIVIDENDS AND DISTRIBUTIONS
                                                   ---------------------------------                --------------------------------
                                        NET ASSET                       NET REALIZED                                   DISTRIBUTIONS
                                          VALUE                        AND UNREALIZED   TOTAL FROM   DIVIDENDS FROM      FROM NET
                                        BEGINNING   NET INVESTMENT      GAIN (LOSS)     INVESTMENT   NET INVESTMENT      REALIZED
                                        OF PERIOD    INCOME (LOSS)     ON INVESTMENTS   OPERATIONS       INCOME           GAINS
                                        ---------    -------------     --------------   ----------   --------------    -------------
ALGER AMERICAN MIDCAP
GROWTH PORTFOLIO
  CLASS S
  Eight months ended 12/31/02(i)(vi)       $16.69   $    (0.07)            $(4.19)       $(4.26)            --                 --
  CLASS O
  Year ended 12/31/02                      $17.67   $    (0.10)            $(5.12)       $(5.22)        $   --        $        --
  Year ended 12/31/01                       30.62        (0.09)(ii)         (1.23)        (1.32)            --             (11.63)
  Year ended 12/31/00                       32.23        (0.03)(ii)          2.79          2.76             --              (4.37)
  Year ended 12/31/99                       28.87        (0.05)              8.00          7.95             --              (4.59)
  Year ended 12/31/98                       24.18         0.00(ii)           6.95          6.95             --              (2.26)
  Year ended 12/31/97                       21.35        (0.04)              3.20          3.16          (0.01)             (0.32)
  Year ended 12/31/96                       19.44         0.03               2.29          2.32             --              (0.41)
  Year ended 12/31/95                       13.46        (0.03)              6.01          5.98             --                 --
  Year ended 12/31/94                       13.72         0.00(ii)          (0.21)        (0.21)            --              (0.05)
  Year ended 12/31/93(i)(v)                 10.00        (0.02)              3.88          3.86             --              (0.14)

ALGER AMERICAN SMALL
CAPITALIZATION PORTFOLIO
  CLASS S
  Eight months ended 12/31/02(i)(vi)       $16.02   $    (0.08)            $(3.75)       $(3.83)            --                 --
  CLASS O
  Year ended 12/31/02                      $16.55   $    (0.11)            $(4.23)       $(4.34)           $--        $        --
  Year ended 12/31/01                       23.49        (0.03)             (6.90)        (6.93)         (0.01)                --
  Year ended 12/31/00                       55.15         0.01(ii)         (12.80)       (12.79)            --             (18.87)
  Year ended 12/31/99                       43.97        (0.12)(ii)         16.98         16.86             --              (5.68)
  Year ended 12/31/98                       43.75        (0.02)              6.30          6.28             --              (6.06)
  Year ended 12/31/97                       40.91        (0.05)(ii)          4.45          4.40             --              (1.56)
  Year ended 12/31/96                       39.41        (0.04)(ii)          1.70          1.66             --              (0.16)
  Year ended 12/31/95                       27.31        (0.09)             12.19         12.10             --                 --
  Year ended 12/31/94                       30.88        (0.03)(ii)         (1.45)        (1.48)            --              (2.09)
  Year ended 12/31/93                       27.26        (0.05)              3.67          3.62             --                 --

ALGER AMERICAN GROWTH PORTFOLIO
  CLASS S
  Eight months ended 12/31/02(i)(vi)       $33.28   $    (0.01)            $(8.66)       $(8.67)            --                 --
  CLASS O
  Year ended 12/31/02                      $36.77   $    (0.01)           $(12.12)      $(12.13)        $(0.01)       $        --
  Year ended 12/31/01                       47.27         0.01              (4.88)        (4.87)         (0.10)             (5.53)
  Year ended 12/31/00                       64.38         0.10              (8.75)        (8.65)            --              (8.46)
  Year ended 12/31/99                       53.22        (0.03)             16.66         16.63          (0.08)             (5.39)
  Year ended 12/31/98                       42.76         0.09              18.32         18.41          (0.13)             (7.82)
  Year ended 12/31/97                       34.33         0.13               8.66          8.79          (0.13)             (0.23)
  Year ended 12/31/96                       31.16         0.12               4.00          4.12          (0.02)             (0.93)
  Year ended 12/31/95                       23.13         0.02               8.33          8.35          (0.07)             (0.25)
  Year ended 12/31/94                       24.67         0.07               0.15          0.22          (0.03)             (1.73)
  Year ended 12/31/93                       20.17         0.03               4.50          4.53          (0.03)                --

                                                                       NET ASSET                           NET ASSETS,
                                                     TOTAL            VALUE, END                          END OF PERIOD
                                                 DISTRIBUTIONS         OF PERIOD         TOTAL RETURN    (000'S OMITTED)
                                                 -------------        ----------         ------------    ---------------
ALGER AMERICAN MIDCAP
GROWTH PORTFOLIO
  CLASS S
  Eight months ended 12/31/02(i)(vi)                      --             $12.43              (25.52%)      $        8
  CLASS O
  Year ended 12/31/02                                $    --             $12.45              (29.54%)      $  240,063
  Year ended 12/31/01                                 (11.63)             17.67               (6.52)          355,015
  Year ended 12/31/00                                  (4.37)             30.62                9.18           332,734
  Year ended 12/31/99                                  (4.59)             32.23               31.85           931,397
  Year ended 12/31/98                                  (2.26)             28.87               30.30           689,571
  Year ended 12/31/97                                  (0.33)             24.18               15.01           444,967
  Year ended 12/31/96                                  (0.41)             21.35               11.90           394,847
  Year ended 12/31/95                                     --              19.44               44.45           185,349
  Year ended 12/31/94                                  (0.05)             13.46               (1.54)           62,178
  Year ended 12/31/93(i)(v)                            (0.14)             13.72               38.67            21,301

ALGER AMERICAN SMALL
CAPITALIZATION PORTFOLIO
  CLASS S
  Eight months ended 12/31/02(i)(vi)                      --             $12.19              (23.91%)              $7
  CLASS O
  Year ended 12/31/02                                    $--             $12.21              (26.22%)      $  376,550
  Year ended 12/31/01                                  (0.01)             16.55              (29.51)          517,364
  Year ended 12/31/00                                 (18.87)             23.49              (27.20)          700,370
  Year ended 12/31/99                                  (5.68)             55.15               43.42           674,864
  Year ended 12/31/98                                  (6.06)             43.97               15.53         1,216,584
  Year ended 12/31/97                                  (1.56)             43.75               11.39           997,586
  Year ended 12/31/96                                  (0.16)             40.91                4.18         1,469,518
  Year ended 12/31/95                                     --              39.41               44.31           984,212
  Year ended 12/31/94                                  (2.09)             27.31               (4.38)          397,037
  Year ended 12/31/93                                     --              30.88               13.28           238,850

ALGER AMERICAN GROWTH PORTFOLIO
  CLASS S
  Eight months ended 12/31/02(i)(vi)                      --             $24.61              (26.05%)      $       19
  CLASS O
  Year ended 12/31/02                                 $(0.01)            $24.63              (32.99%)      $  874,914
  Year ended 12/31/01                                  (5.63)             36.77              (11.81)        1,540,327
  Year ended 12/31/00                                  (8.46)             47.27              (14.77)        1,809,937
  Year ended 12/31/99                                  (5.47)             64.38               33.74         3,387,526
  Year ended 12/31/98                                  (7.95)             53.22               48.07         1,905,719
  Year ended 12/31/97                                  (0.36)             42.76               25.75         1,072,529
  Year ended 12/31/96                                  (0.95)             34.33               13.35           991,028
  Year ended 12/31/95                                  (0.32)             31.16               36.37           502,974
  Year ended 12/31/94                                  (1.76)             23.13                1.45           150,390
  Year ended 12/31/93                                  (0.03)             24.67               22.47            74,878

                                                               RATIOS/SUPPLEMENTAL DATA
                                             ---------------------------------------------------
                                                                   RATIO OF NET
                                                                    INVESTMENT
                                             RATIO OF EXPENSES     INCOME(LOSS)         PORTFOLIO
                                                 TO AVERAGE         TO AVERAGE          TURNOVER
                                                 NET ASSETS         NET ASSETS            RATE
                                             -----------------     ------------         ---------
ALGER AMERICAN MIDCAP
GROWTH PORTFOLIO
  CLASS S
  Eight months ended 12/31/02(i)(vi)               1.19%               (0.75%)            323.83%
  CLASS O
  Year ended 12/31/02                              0.93%               (0.56%)            323.83%
  Year ended 12/31/01                              0.88                (0.45)             130.11
  Year ended 12/31/00                              0.84                (0.09)             130.85
  Year ended 12/31/99                              0.85                (0.21)             162.30
  Year ended 12/31/98                              0.84                 0.00              152.21
  Year ended 12/31/97                              0.84                (0.15)             151.98
  Year ended 12/31/96                              0.84                 0.08               90.97
  Year ended 12/31/95                              0.90                (0.25)             104.74
  Year ended 12/31/94                              0.97                 0.03               83.96
  Year ended 12/31/93(i)(v)                        1.50(iii)           (0.58)              67.22

ALGER AMERICAN SMALL
CAPITALIZATION PORTFOLIO
  CLASS S
  Eight months ended 12/31/02(i)(vi)               1.20%               (0.87%)            111.82%
  CLASS O
  Year ended 12/31/02                              0.97%               (0.69%)            111.82%
  Year ended 12/31/01                              0.92                (0.27)             181.80
  Year ended 12/31/00                              0.90                 0.03              217.69
  Year ended 12/31/99                              0.90                (0.28)             182.25
  Year ended 12/31/98                              0.89                (0.20)             142.90
  Year ended 12/31/97                              0.89                (0.12)             104.43
  Year ended 12/31/96                              0.88                (0.09)             110.04
  Year ended 12/31/95                              0.92                (0.48)              80.66
  Year ended 12/31/94                              0.96                (0.10)             117.61
  Year ended 12/31/93                              1.03                (0.35)             148.07

ALGER AMERICAN GROWTH PORTFOLIO
  CLASS S
  Eight months ended 12/31/02(i)(vi)               1.10%               (0.13%)            238.03%
  CLASS O
  Year ended 12/31/02                              0.85%               (0.01%)            238.03%
  Year ended 12/31/01                              0.81                 0.03               87.79
  Year ended 12/31/00                              0.79                 0.12              108.27
  Year ended 12/31/99                              0.79                (0.03)             135.13
  Year ended 12/31/98                              0.79                 0.25              127.38
  Year ended 12/31/97                              0.79                 0.27              129.50
  Year ended 12/31/96                              0.79                 0.50               82.86
  Year ended 12/31/95                              0.85                 0.18              118.33
  Year ended 12/31/94                              0.86                 0.48              111.76
  Year ended 12/31/93                              0.97                 0.25              112.64

                                                  INCOME FROM INVESTMENT OPERATIONS                 LESS DIVIDENDS AND DISTRIBUTIONS
                                                  ---------------------------------                 --------------------------------
                                       NET ASSET                      NET REALIZED                                    DISTRIBUTIONS
                                         VALUE                       AND UNREALIZED    TOTAL FROM   DIVIDENDS FROM      FROM NET
                                       BEGINNING   NET INVESTMENT     GAIN (LOSS)      INVESTMENT   NET INVESTMENT      REALIZED
                                       OF PERIOD    INCOME (LOSS)    ON INVESTMENTS    OPERATIONS       INCOME           GAINS
                                       ---------   --------------    --------------    ----------   --------------    -------------
ALGER AMERICAN LEVERAGED
ALLCAP PORTFOLIO
  CLASS S
  Eight months ended 12/31/02(i)(vi)      $28.46       $(0.02)          $ (7.61)       $ (7.63)            --                --
  CLASS O
  Year ended 12/31/02                     $31.55       $(0.14)          $(10.56)       $(10.70)            --          $     --
  Year ended 12/31/01                      38.80         0.00(ii)         (6.06)         (6.06)            --             (1.19)
  Year ended 12/31/00                      57.97        (0.02)(ii)       (13.77)        (13.79)            --             (5.38)
  Year ended 12/31/99                      34.90        (0.09)            25.93          25.84             --             (2.77)
  Year ended 12/31/98                      23.17        (0.05)            12.99          12.94             --             (1.21)
  Year ended 12/31/97                      19.36        (0.03)             3.84           3.81             --                --
  Year ended 12/31/96                      17.43        (0.03)(ii)         2.14           2.11             --             (0.18)
  Year ended 12/31/95(i)(vii)              10.00        (0.03)             7.46           7.43             --                --

                                                                        NET ASSET                         NET ASSETS,
                                                      TOTAL            VALUE, END                        END OF PERIOD
                                                  DISTRIBUTIONS         OF PERIOD       TOTAL RETURN    (000'S OMITTED)
                                                  -------------        ----------       ------------    ---------------
ALGER AMERICAN LEVERAGED
ALLCAP PORTFOLIO
  CLASS S
  Eight months ended 12/31/02(i)(vi)                      --             $20.83             (26.81%)       $    281
  CLASS O
  Year ended 12/31/02                                 $   --             $20.85             (33.91%)       $271,373
  Year ended 12/31/01                                  (1.19)             31.55             (15.93)         443,209
  Year ended 12/31/00                                  (5.38)             38.80             (24.83)         476,517
  Year ended 12/31/99                                  (2.77)             57.97              78.06          362,500
  Year ended 12/31/98                                  (1.21)             34.90              57.83          101,710
  Year ended 12/31/97                                     --              23.17              19.68           53,488
  Year ended 12/31/96                                  (0.18)             19.36              12.04           34,925
  Year ended 12/31/95(i)(vii)                             --              17.43              74.30            5,497

                                                                RATIOS/SUPPLEMENTAL DATA
                                              ---------------------------------------------------
                                                                    RATIO OF NET
                                                                     INVESTMENT
                                              RATIO OF EXPENSES     INCOME(LOSS)          PORTFOLIO
                                                  TO AVERAGE         TO AVERAGE           TURNOVER
                                                  NET ASSETS         NET ASSETS             RATE
                                              -----------------     ------------          ---------
ALGER AMERICAN LEVERAGED
ALLCAP PORTFOLIO
  CLASS S
  Eight months ended 12/31/02(i)(vi)                 1.32%              (0.92%)            203.05%
  CLASS O
  Year ended 12/31/02                                0.96%              (0.49%)            203.05%
  Year ended 12/31/01                                0.92                0.00              103.03
  Year ended 12/31/00                                0.90               (0.03)             132.28
  Year ended 12/31/99                                0.93               (0.49)             155.74
  Year ended 12/31/98                                0.96               (0.27)             143.59
  Year ended 12/31/97                                1.00               (0.17)             164.27
  Year ended 12/31/96                                1.09               (0.15)             102.10
  Year ended 12/31/95(i)(vii)                        1.56(iv)           (0.71)             178.23

--------------------------------------------------------------------------------
(i)   Ratios have been annualized; total return has not been annualized.
(ii)  Amount was computed based on average shares outstanding during the year.
(iii) Amount has been reduced by 0.03% due to expense reimbursements.
(iv)  Amount has been reduced by 2.36% due to expense reimbursements.
(v)   Commenced operations May 3, 1993.
(vi)  Commenced operations May 1, 2002.
(vii) Commenced operations January 25, 1995.



                                     12 & 13

FOR FUND INFORMATION:

By telephone:   (800) 992-3863

By mail:        The Alger American Fund
                111 Fifth Avenue
                New York, NY 10003

STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports, and make inquiries of the Fund, by calling the Fund's toll-free number or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, DC. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling (202) 942-8090. Fund documents are also available on the EDGAR database on the SEC's internet site at http://www.sec.gov.

DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED


THE ALGER AMERICAN FUND
SEC FILE #811-5550

                             THE ALGER AMERICAN FUND
                                 CLASS O SHARES

                         A POOLED FUNDING VEHICLE FOR:
                         o  VARIABLE ANNUITY CONTRACTS
                         o  VARIABLE LIFE INSURANCE POLICIES
                         o  QUALIFIED PENSION PLANS
                         o  QUALIFIED RETIREMENT PLANS

                                                           PROSPECTUS

                                                          MAY 1, 2003


                        ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
                                      ALGER AMERICAN GROWTH PORTFOLIO
                             ALGER AMERICAN INCOME & GROWTH PORTFOLIO


As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                 [LOGO OMITTED]

                                                                       THE ALGER
                                                                   AMERICAN FUND

                                                                  CLASS O SHARES

                                                                      PROSPECTUS

                                                                     MAY 1, 2003

TABLE OF CONTENTS
--------------------------------------------------------------------------------

2 ............Risk/Return Summary: Investments,
              Risks & Performance

      2 ......Investments


              Alger American Small
              Capitalization Portfolio ......................2
              Alger American Growth Portfolio ...............2
              Alger American Income &
              Growth Portfolio ..............................2

      2 ......Principal Risks

              Alger American Small
              Capitalization Portfolio ......................3
              Alger American Growth Portfolio ...............3
              Alger American Income &
              Growth Portfolio ..............................3

      3 ......Performance

              Alger American Small
              Capitalization Portfolio ......................4
              Alger American Growth Portfolio ...............4
              Alger American Income &
              Growth Portfolio ..............................4

5 ............Fees and Expenses
6 ............Management & Organization
6 ............Shareholder Information

              Distributor ...................................6
              Transfer Agent ................................6
              Classes of Fund Shares ........................7
              Purchasing and Redeeming
              Fund Shares ...................................7

8 ............Financial Highlights


Back Cover:   How to obtain more information

[GRAPHIC OMITTED]

RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE

INVESTMENTS: THE ALGER AMERICAN FUND


The investment goal and primary approach of each portfolio is discussed individually below. All of the portfolios invest primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. They invest primarily in "growth" stocks. The Fund's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:


o     High Unit Volume Growth

      Vital, creative companies which offer goods or services to a rapidly-expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

o     Positive Life Cycle Change


      Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management; products or technologies; restructuring or reorganization; or merger and acquisition.


The company's market capitalization will dictate in which portfolio(s) it will be placed. The market capitalization of a company is its price per share multiplied by its number of outstanding shares.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

GOAL

The Alger American Small Capitalization Portfolio seeks long-term capital appreciation.

APPROACH

It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly-expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the companies in the Russell 2000 Growth Index or the S&P SmallCap 600 Index.


ALGER AMERICAN GROWTH PORTFOLIO


GOAL

The Alger American Growth Portfolio seeks long-term capital appreciation.

APPROACH

It  focuses on growing  companies  that  generally  have  broad  product  lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.


ALGER AMERICAN INCOME & GROWTH PORTFOLIO


GOAL


The Alger American Income & Growth Portfolio primar-ily seeks to provide a high level of dividend income; its secondary goal is to provide capital appreciation.


APPROACH

The portfolio invests in dividend paying equity securities, such as common or preferred stocks, preferably those which the Manager believes also offer opportunities for capital appreciation.

[GRAPHIC OMITTED]

PRINCIPAL RISKS

RISKS APPLICABLE TO ALL EQUITY PORTFOLIOS

As with any fund that invests in stocks, your investment will go up or down in value, and the loss of your investment is a risk of investing. A portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a Fund investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the equity portfolios' investment styles and objectives, an investment in them may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investments' values.

A portfolio's trading in some stocks may be relatively short-term, meaning the Fund may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses.

There may be additional risks applicable to a specific portfolio because of its investment approach.

RISKS APPLICABLE TO ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

An additional risk of investing in the portfolio is:

o the possibility of greater risk by investing in smaller, less seasoned companies rather than larger, more-established companies owing to such factors as inexperienced management and limited financial resources


RISKS APPLICABLE TO ALGER AMERICAN GROWTH PORTFOLIO


The portfolio's primary risks are those summarized above in "Risks Applicable to All Equity Portfolios."


RISKS APPLICABLE TO ALGER AMERICAN INCOME & GROWTH PORTFOLIO


An additional risk of investing in the portfolio is:

o the possibility that companies may cut or fail to declare dividends due to market downturns or other reasons

[GRAPHIC OMITTED]

PERFORMANCE

The following bar charts show the changes in each portfolio's performance from year to year and give you some indication of the risks of investing in the Fund. They assume reinvestment of dividends and distributions.

The Average Annual Total Return tables compare a portfolio's performance over several periods with that of an appropriate benchmark index. The annual returns assume reinvestment of dividends and distributions. Remember that how a portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

The performance disclosed in these charts does not reflect separate account charges which, if reflected, would lower returns.

Each index used in the tables is a broad index designed to track a particular market or market segment. No expenses or fees are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest on the underlying securities that make up the respective index.


The Alger American Growth Portfolio and the Alger American Income & Growth Portfolio have changed their performance benchmark from the S&P 500 Index to the Russell 1000 Growth Index. Each replacement index tracks the performance of stocks that Fund management believes are more closely representative of those stocks normally held by the respective portfolio.


o Russell 1000 Growth Index: An index of common stocks designed to track performance of large capitalization companies with greater than average growth orientation.

o Russell 2000 Growth Index: An index of common stocks designed to track performance of small capitalization companies with greater than average growth orientation.


o S&P 500 Index: An index of large company common stocks considered to be representative of the U.S. stock market in general.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

Annual Total Return as of December 31 each year (%)
Class O

                               [BAR CHART OMITTED]

             [THIS DATA REPRESENTS A BAR CHART IN THE PRINTED PIECE]

   93      94      95     96       97      98      99      00      01      02

 13.28   -4.38   44.31   4.18    11.39   15.53   43.42   -27.20  -29.51  -26.22

Best Quarter:      31.06%     Q4    1999
Worst Quarter:    -26.52%     Q1    2001

Average Annual Total Return as of December 31, 2002
Class O

                                                                         Since
                                                                       Inception
                             1 Year         5 Years        10 Years    (9/21/88)
--------------------------------------------------------------------------------
American Small
  Capitalization             -26.22%         -8.90%          1.30%        8.51%
Russell 2000
  Growth Index               -30.27%         -6.59%          2.62%        5.32%

ALGER AMERICAN GROWTH PORTFOLIO

Annual Total Return as of December 31 each year (%)
Class O

                               [BAR CHART OMITTED]

             [THIS DATA REPRESENTS A BAR CHART IN THE PRINTED PIECE]

   93      94       95     96      97      98      99      00      01      02

 22.47   1.45    36.37   13.35   25.75   48.07   33.74   -14.77  -11.81  -32.99

Best Quarter:       25.93%    Q4      1998
Worst Quarter:     -20.20%    Q3      2002

Average Annual Total Return as of December 31, 2002
Class O

                                                                         Since
                                                                       Inception
                             1 Year         5 Years        10 Years     (1/9/89)
--------------------------------------------------------------------------------

American Growth              -32.99%         -0.05%          9.19%       12.06%
Russell 1000
  Growth Index               -27.89%         -3.84%          6.71%        9.99%
S&P 500 Index                -22.10%         -0.58%          9.35%       11.00%

ALGER AMERICAN INCOME & GROWTH PORTFOLIO

Annual Total Return as of December 31 each year (%)
Class O

                               [BAR CHART OMITTED]

             [THIS DATA REPRESENTS A BAR CHART IN THE PRINTED PIECE]

   93      94      95      96      97      98      99      00      01      02

 10.34   -8.28   35.13   19.68   36.29   32.39   42.45   -1.27   -14.32  -31.10

Best Quarter:       35.96%    Q4      1999
Worst Quarter:     -19.33%    Q3      2002

Average Annual Total Return as of December 31, 2002
Class O

                                                                        Since
                                                                       Inception
                                1 Year        5 Years       10 Years  (11/15/88)
--------------------------------------------------------------------------------

American
  Income & Growth               -31.10%         1.91%         9.38%       9.44%
Russell 1000
  Growth Index                  -27.89%        -3.84%         6.71%      10.15%
S&P 500 Index                   -22.10%        -0.58%         9.35%      11.09%


The Fund also offers Class S shares. Class S and Class O shares differ only in that Class S shares are subject to a distribution and shareholder servicing fee, while Class O shares are not. Because of the distribution and shareholder servicing fee, returns will be lower for Class S shares.

[GRAPHIC OMITTED]

FEES AND EXPENSES

Investors incur certain fees and expenses in connection with an investment in the Fund. The following table shows the fees and expenses that you may incur if you buy and hold Class O shares of the portfolios.


                                                                 ANNUAL FUND OPERATING
                                                                 EXPENSES
                                                                 (expenses that are deducted
                                                                 from Fund assets)

                         SHAREHOLDER FEES
                         (fees paid directly from                       Distribution                          TOTAL ANNUAL FUND
                         your investment)            Management Fees    (12b-1) Fees     Other Expenses      OPERATING EXPENSES
===============================================================================================================================
ALGER AMERICAN                  None                       .85%              None            .12%                   .97%
SMALL CAPITALIZATION
PORTFOLIO

ALGER AMERICAN                  None                       .75%              None            .10%                   .85%
GROWTH
PORTFOLIO

ALGER AMERICAN                  None                      .625%              None           .165%                   .79%
INCOME & GROWTH
PORTFOLIO


EXAMPLE

The following example, which reflects the shareholder fees and operating expenses listed in the preceding table, is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class O shares of the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                  1 Year       3 Years      5 Years     10 Years
--------------------------------------------------------------------------------

ALGER AMERICAN                    $   99       $  309       $  536       $1,190
SMALL CAPITALIZATION
PORTFOLIO

ALGER AMERICAN                    $   87       $  271       $  471       $1,049
GROWTH
PORTFOLIO

ALGER AMERICAN                    $   81       $  252       $  439       $  978
INCOME & GROWTH
PORTFOLIO

The example above does not reflect charges and deductions which are or may be imposed under variable annuity contracts, variable life insurance policies or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this Prospectus or in the plan documents.


ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS

Each portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the portfolio's assets from a temporary unacceptable risk of loss, rather than directly to promote the portfolio's investment objective. The portfolio may not achieve its objective during such periods.

Other securities the portfolios may invest in are discussed in the Fund's Statement of Additional Information (see back cover).

[GRAPHIC OMITTED]

MANAGEMENT AND ORGANIZATION

MANAGER

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003


The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/02) $5.00 billion in mutual fund assets as well as $3.43 billion in other assets. The Manager is responsible for managing each portfolio's assets according to its goal and for placing orders with broker-dealers to purchase and sell securities on behalf of the portfolios. The Fund has had the same manager since inception and, for the most recent fiscal year, the portfolios paid the Manager fees at these annual rates based on a percentage of average daily net assets: Small Capitalization Portfolio--.85%; Growth Portfolio--.75%; Income & Growth Portfolio--.625%.


PORTFOLIO MANAGERS


Fred M. Alger III is the chief market strategist for the portfolios, overseeing the investments of each portfolio since September 2001. Mr. Alger, who founded Fred Alger Management, Inc., has served as Chairman of the Board since 1964, and co-managed the portfolios prior to 1995. Dan C. Chung, CFA, David Hyun, CFA, and Jill Greenwald, CFA are the individuals responsible for the day-to-day management of portfolio investments. Mr. Chung, manager of the Income & Growth Portfolio and co-manager of the Growth Portfolio since September 2001, has been employed by the Manager since 1994 as a Vice President and analyst from 1996 to 1999, as a Senior Vice President and senior analyst until 2000, as an Executive Vice President and portfolio manager since 2000, and as Chief Investment Officer since September 2001. Mr. Hyun, co-manager of the Growth Portfolio since September 2001, has been employed by the Manager as an Executive Vice President since September 2001, prior to which he was employed by the Manager as an analyst from 1991 until 1997 and as a Senior Vice President and portfolio manager from 1997 until June 2000; he was a portfolio manager at Oppenheimer Funds from June 2000 until September 2001. Ms. Greenwald, manager of the Small Capitalization Portfolio since November 2001, has been employed by the Manager as a Senior Vice President and portfolio manager since November 2001, prior to which she was employed by the Manager as an analyst and later a senior analyst from 1986 to 1992, as a Managing Director and senior portfolio manager at Chase Manhattan Bank from 1994 through 1999 and as a Senior Vice President and Investment Officer at J&W Seligman & Co. from 1999 until November 2001.


[GRAPHIC OMITTED]

SHAREHOLDER INFORMATION

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302

NET ASSET VALUE


The price of one share is its "net asset value" or NAV. The NAV for each portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.


The Fund generally values the assets of each portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Fund's Board of Trustees. Short-term money market instruments held by the portfolios are valued on the basis of amortized cost.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares and pays dividends and distributions by the portfolios annually. The Fund expects that these annual payments to shareholders will consist of both capital gains and net investment income. Dividends and distributions may differ between classes of shares of a portfolio.

Federal income taxation of separate accounts of insurance companies, variable annuity contracts and variable life insurance contracts is discussed in the prospectuses of participating insurance companies. Generally, distributions by the Fund will not be taxable to holders of variable annuity contracts or variable life insurance policies if the insurance company separate accounts to which those distributions are made meet certain requirements, including certain diversification requirements that the Fund has undertaken to meet, under the Internal Revenue Code. Participants in qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution from their plan accounts. Generally, distributions from plan accounts are taxable as ordinary income at the rate applicable to each participant at the time of distribution. In certain cases, distributions made to a participant prior to the participant's reaching age 59 1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.

Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.

--------------------------------------------------------------------------------
                                   NAV (NET ASSET VALUE) OF A CLASS OF SHARES IS
                                    COMPUTED BY ADDING TOGETHER THE VALUE OF THE
                                  PORTFOLIO'S INVESTMENTS, CASH AND OTHER ASSETS
                             ALLOCABLE TO THE CLASS, SUBTRACTING ITS LIABILITIES
                                      AND THEN DIVIDING THE RESULT BY THE NUMBER
                                             OF OUTSTANDING SHARES OF THE CLASS.
--------------------------------------------------------------------------------

CLASSES OF FUND SHARES


Each portfolio offers two classes of shares: Class O shares and Class S shares. Only Class O shares are offered in this Prospectus. Both classes are offered only to separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The classes differ only in that Class S shares are subject to a distribution and shareholder servicing fee, while Class O shares are not.


PURCHASING AND REDEEMING FUND SHARES

Because the Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans, an individual cannot invest in a portfolio directly, but may do so only through one of these sources. The Fund's shares are held in the names of the separate accounts and plans.

Shares of the Fund can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Transfer Agent. All orders for purchase of shares are subject to acceptance by the Fund or its Transfer Agent. The Transfer Agent pays for redemptions within seven days after it accepts a redemption request.

The Fund may redeem some shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash.

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand each portfolio's financial performance for the periods shown. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the portfolio (assuming reinvestment of all dividends and distributions). Information for the periods shown through December 31, 2001 has been audited by Arthur Andersen LLP and information for the year ended December 31, 2002 has been audited by Ernst & Young LLP, the Fund's independent auditors whose report, along with the Fund's financial statements, is included in the Annual Report, which is available upon request.

Note that the Financial Highlights do not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this Prospectus or in the Plan documents.

                                                    INCOME FROM INVESTMENT OPERATIONS               LESS DIVIDENDS AND DISTRIBUTIONS
                                                    ---------------------------------               --------------------------------
                                        NET ASSET                       NET REALIZED                                  DISTRIBUTIONS
                                          VALUE                        AND UNREALIZED   TOTAL FROM    DIVIDENDS FROM    FROM NET
                                        BEGINNING    NET INVESTMENT      GAIN (LOSS)    INVESTMENT    NET INVESTMENT    REALIZED
                                        OF PERIOD     INCOME (LOSS)    ON INVESTMENTS   OPERATIONS         INCOME         GAINS
                                       ----------     -------------    --------------   ----------    --------------  -------------
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
  CLASS O
  Year ended 12/31/02 .........        $    16.55     $    (0.11)       $    (4.23)     $    (4.34)     $       --     $       --
  Year ended 12/31/01 .........             23.49          (0.03)            (6.90)          (6.93)          (0.01)            --
  Year ended 12/31/00 .........             55.15           0.01(i)         (12.80)         (12.79)             --         (18.87)
  Year ended 12/31/99 .........             43.97          (0.12)(i)         16.98           16.86              --          (5.68)
  Year ended 12/31/98 .........             43.75          (0.02)             6.30            6.28              --          (6.06)
  Year ended 12/31/97 .........             40.91          (0.05)(i)          4.45            4.40              --          (1.56)
  Year ended 12/31/96 .........             39.41          (0.04)(i)          1.70            1.66              --          (0.16)
  Year ended 12/31/95 .........             27.31          (0.09)            12.19           12.10              --             --
  Year ended 12/31/94 .........             30.88          (0.03)(i)         (1.45)          (1.48)             --          (2.09)
  Year ended 12/31/93 .........             27.26          (0.05)             3.67            3.62              --             --

ALGER AMERICAN GROWTH PORTFOLIO
  CLASS O
  Year ended 12/31/02 .........        $    36.77     $    (0.01)       $   (12.12)     $   (12.13)     $    (0.01)    $       --
  Year ended 12/31/01 .........             47.27           0.01             (4.88)          (4.87)          (0.10)         (5.53)
  Year ended 12/31/00 .........             64.38           0.10             (8.75)          (8.65)             --          (8.46)
  Year ended 12/31/99 .........             53.22          (0.03)            16.66           16.63           (0.08)         (5.39)
  Year ended 12/31/98 .........             42.76           0.09             18.32           18.41           (0.13)         (7.82)
  Year ended 12/31/97 .........             34.33           0.13              8.66            8.79           (0.13)         (0.23)
  Year ended 12/31/96 .........             31.16           0.12              4.00            4.12           (0.02)         (0.93)
  Year ended 12/31/95 .........             23.13           0.02              8.33            8.35           (0.07)         (0.25)
  Year ended 12/31/94 .........             24.67           0.07              0.15            0.22           (0.03)         (1.73)
  Year ended 12/31/93 .........             20.17           0.03              4.50            4.53           (0.03)            --

ALGER AMERICAN INCOME & GROWTH PORTFOLIO
  CLASS O
  Year ended 12/31/02 .........        $    10.57     $     0.02        $    (3.29)     $    (3.27)     $    (0.06)    $       --
  Year ended 12/31/01 .........             13.26           0.05             (1.86)          (1.81)          (0.05)         (0.83)
  Year ended 12/31/00 .........             17.58           0.05             (0.44)          (0.39)          (0.01)         (3.92)
  Year ended 12/31/99 .........             13.12           0.00              5.26            5.26           (0.03)         (0.77)
  Year ended 12/31/98 .........             10.99           0.03              3.30            3.33           (0.04)         (1.16)
  Year ended 12/31/97 .........              8.42           0.03              2.94            2.97           (0.04)         (0.36)
  Year ended 12/31/96 .........             17.79           0.09(i)           1.87            1.96           (0.33)        (11.00)
  Year ended 12/31/95 .........             13.30           0.11(i)           4.54            4.65           (0.16)            --
  Year ended 12/31/94 .........             15.31           0.17             (1.47)          (1.30)          (0.15)         (0.56)
  Year ended 12/31/93 .........             13.93           0.07              1.37            1.44           (0.06)            --

                                                          NET ASSET                     NET ASSETS,
                                           TOTAL         VALUE, END                    END OF PERIOD
                                       DISTRIBUTIONS     OF PERIOD      TOTAL RETURN  (000'S OMITTED)
                                       -------------     ----------     ------------  ---------------
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
  CLASS O
  Year ended 12/31/02 .........         $       --      $    12.21         (26.22%)      $  376,550
  Year ended 12/31/01 .........              (0.01)          16.55         (29.51)          517,364
  Year ended 12/31/00 .........             (18.87)          23.49         (27.20)          700,370
  Year ended 12/31/99 .........              (5.68)          55.15          43.42           674,864
  Year ended 12/31/98 .........              (6.06)          43.97          15.53         1,216,584
  Year ended 12/31/97 .........              (1.56)          43.75          11.39           997,586
  Year ended 12/31/96 .........              (0.16)          40.91           4.18         1,469,518
  Year ended 12/31/95 .........                 --           39.41          44.31           984,212
  Year ended 12/31/94 .........              (2.09)          27.31          (4.38)          397,037
  Year ended 12/31/93 .........                 --           30.88          13.28           238,850

ALGER AMERICAN GROWTH PORTFOLIO
  CLASS O
  Year ended 12/31/02 .........         $    (0.01)     $    24.63         (32.99%)      $  874,914
  Year ended 12/31/01 .........              (5.63)          36.77         (11.81)        1,540,327
  Year ended 12/31/00 .........              (8.46)          47.27         (14.77)        1,809,937
  Year ended 12/31/99 .........              (5.47)          64.38          33.74         3,387,526
  Year ended 12/31/98 .........              (7.95)          53.22          48.07         1,905,719
  Year ended 12/31/97 .........              (0.36)          42.76          25.75         1,072,529
  Year ended 12/31/96 .........              (0.95)          34.33          13.35           991,028
  Year ended 12/31/95 .........              (0.32)          31.16          36.37           502,974
  Year ended 12/31/94 .........              (1.76)          23.13           1.45           150,390
  Year ended 12/31/93 .........              (0.03)          24.67          22.47            74,878

ALGER AMERICAN INCOME & GROWTH PORTFOLIO
  CLASS O
  Year ended 12/31/02 .........         $    (0.06)     $     7.24         (31.10%)      $   85,066
  Year ended 12/31/01 .........              (0.88)          10.57         (14.32)          144,006
  Year ended 12/31/00 .........              (3.93)          13.26          (1.27)          150,783
  Year ended 12/31/99 .........              (0.80)          17.58          42.45            91,250
  Year ended 12/31/98 .........              (1.20)          13.12          32.39            77,926
  Year ended 12/31/97 .........              (0.40)          10.99          36.29            47,399
  Year ended 12/31/96 .........             (11.33)           8.42          19.68            20,910
  Year ended 12/31/95 .........              (0.16)          17.79          35.13             8,639
  Year ended 12/31/94 .........              (0.71)          13.30          (8.28)           29,135
  Year ended 12/31/93 .........              (0.06)          15.31          10.34            31,895

                                                   RATIOS/SUPPLEMENTAL DATA
                                    ---------------------------------------------------
                                                          RATIO OF NET
                                    RATIO OF EXPENSES      INVESTMENT        PORTFOLIO
                                       TO AVERAGE       INCOME (LOSS) TO     TURNOVER
                                       NET ASSETS      AVERAGE NET ASSETS      RATE
                                    -----------------  ------------------    ---------
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
  CLASS O
  Year ended 12/31/02 .........            0.97%              (0.69%)         111.82%
  Year ended 12/31/01 .........            0.92               (0.27)          181.80
  Year ended 12/31/00 .........            0.90                0.03           217.69
  Year ended 12/31/99 .........            0.90               (0.28)          182.25
  Year ended 12/31/98 .........            0.89               (0.20)          142.90
  Year ended 12/31/97 .........            0.89               (0.12)          104.43
  Year ended 12/31/96 .........            0.88               (0.09)          110.04
  Year ended 12/31/95 .........            0.92               (0.48)           80.66
  Year ended 12/31/94 .........            0.96               (0.10)          117.61
  Year ended 12/31/93 .........            1.03               (0.35)          148.07

ALGER AMERICAN GROWTH PORTFOLIO
  CLASS O
  Year ended 12/31/02 .........            0.85%              (0.01%)         238.03%
  Year ended 12/31/01 .........            0.81                0.03            87.79
  Year ended 12/31/00 .........            0.79                0.12           108.27
  Year ended 12/31/99 .........            0.79               (0.03)          135.13
  Year ended 12/31/98 .........            0.79                0.25           127.38
  Year ended 12/31/97 .........            0.79                0.27           129.50
  Year ended 12/31/96 .........            0.79                0.50            82.86
  Year ended 12/31/95 .........            0.85                0.18           118.33
  Year ended 12/31/94 .........            0.86                0.48           111.76
  Year ended 12/31/93 .........            0.97                0.25           112.64

ALGER AMERICAN INCOME & GROWTH PORTFOLIO
  CLASS O
  Year ended 12/31/02 .........            0.79%               0.25%          276.12%
  Year ended 12/31/01 .........            0.72                0.52           110.04
  Year ended 12/31/00 .........            0.70                0.43           142.43
  Year ended 12/31/99 .........            0.70                0.03           193.23
  Year ended 12/31/98 .........            0.70                0.31           131.67
  Year ended 12/31/97 .........            0.74                0.56           150.09
  Year ended 12/31/96 .........            0.81                0.94           121.60
  Year ended 12/31/95 .........            0.75                0.61           164.05
  Year ended 12/31/94 .........            0.75                1.22           177.97
  Year ended 12/31/93 .........            0.97                1.51           105.80

--------------------------------------------------------------------------------
(i)   Amount was computed based on average shares outstanding during the year.

FOR FUND INFORMATION:

By telephone:   (800) 992-3863

By mail:        The Alger American Fund
                111 Fifth Avenue
                New York, NY 10003

STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports, and make inquiries of the Fund, by calling the Fund's toll-free number or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, DC. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling (202) 942-8090. Fund documents are also available on the EDGAR database on the SEC's internet site at http://www.sec.gov.

DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED


THE ALGER AMERICAN FUND
SEC FILE #811-5550

                             THE ALGER AMERICAN FUND
                                 CLASS S SHARES

                     A POOLED FUNDING VEHICLE FOR:
                     o  VARIABLE ANNUITY CONTRACTS
                     o  VARIABLE LIFE INSURANCE POLICIES
                     o  QUALIFIED PENSION PLANS
                     o  QUALIFIED RETIREMENT PLANS

                                                  PROSPECTUS

                                                 MAY 1, 2003


               ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
                             ALGER AMERICAN GROWTH PORTFOLIO
                    ALGER AMERICAN INCOME & GROWTH PORTFOLIO


As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                 [LOGO OMITTED]

                                                                       THE ALGER
                                                                   AMERICAN FUND

                                                                  CLASS S SHARES

                                                                      PROSPECTUS

                                                                     MAY 1, 2003

TABLE OF CONTENTS
--------------------------------------------------------------------------------
2 ............Risk/Return Summary: Investments, Risks & Performance

      2 ......Investments


              Alger American Small
                Capitalization Portfolio .....................2
              Alger American Growth Portfolio ................2
              Alger American Income &
                Growth Portfolio .............................2


      3 .......Principal Risks

              Alger American Small
                Capitalization Portfolio .....................3

              Alger American Growth Portfolio ................3
              Alger American Income &
                Growth Portfolio .............................3


      4 ......Performance

              Alger American Small
                Capitalization Portfolio .....................4

              Alger American Growth Portfolio ................4
              Alger American Income &
                Growth Portfolio .............................4

5 ............Fees and Expenses
6 ............Management and Organization
6 ............Shareholder Information

              Distributor ....................................6
              Transfer Agent .................................6
              Classes of Fund Shares .........................7
              Purchasing and Redeeming
              Fund Shares ....................................7

8 ............Financial Highlights


Back Cover: How to obtain more information

[GRAPHIC OMITTED]

RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE

INVESTMENTS: THE ALGER AMERICAN FUND


The investment goal and primary approach of each portfolio is discussed individually below. All of the portfolios invest primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. They invest primarily in "growth" stocks. The Fund's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:


o     High Unit Volume Growth

      Vital, creative companies which offer goods or services to a rapidly-expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

o     Positive Life Cycle Change


      Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management; products or technologies; restructuring or reorganization; or merger and acquisition.


The company's market capitalization will dictate in which portfolio(s) it will be placed. The market capitalization of a company is its price per share multiplied by its number of outstanding shares.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

GOAL

The Alger American Small Capitalization Portfolio seeks long-term capital appreciation.

APPROACH

It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly-expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the companies in the Russell 2000 Growth Index or the S&P SmallCap 600 Index.


ALGER AMERICAN GROWTH PORTFOLIO


GOAL

The Alger American Growth Portfolio seeks long-term capital appreciation.

APPROACH

It  focuses on growing  companies  that  generally  have  broad  product  lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.


ALGER AMERICAN INCOME & GROWTH PORTFOLIO


GOAL

The Alger American Income & Growth Portfolio primarily seeks to provide a high level of dividend income; its secondary goal is to provide capital appreciation.

APPROACH

The portfolio invests in dividend paying equity securities, such as common or preferred stocks, preferably those which the Manager believes also offer opportunities for capital appreciation.

[GRAPHIC OMITTED]

PRINCIPAL RISKS

RISKS APPLICABLE TO ALL EQUITY PORTFOLIOS

As with any fund that invests in stocks, your investment will go up or down in value, and the loss of your investment is a risk of investing. A portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a Fund investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the equity portfolios' investment styles and objectives, an investment in them may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investments' values.

A portfolio's trading in some stocks may be relatively short-term, meaning the Fund may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses.

There may be additional risks applicable to a specific portfolio because of its investment approach.

RISKS APPLICABLE TO ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

An additional risk of investing in the portfolio is:


o the possibility of greater risk by investing in smaller, less seasoned companies rather than larger, more established companies owing to such factors as inexperienced management and limited financial resources

RISKS APPLICABLE TO ALGER AMERICAN GROWTH PORTFOLIO


The portfolio's primary risks are those summarized above in "Risks Applicable to All Equity Portfolios."


RISKS APPLICABLE TO ALGER AMERICAN INCOME & GROWTH PORTFOLIO


An additional risk of investing in the portfolio is:

o the possibility that companies may cut or fail to declare dividends due to market downturns or other reasons

[GRAPHIC OMITTED]

PERFORMANCE

The following bar charts show the changes in each portfolio's performance from year to year and give you some indication of the risks of investing in the Fund. They assume reinvestment of dividends and distributions.

The Average Annual Total Return tables compare a portfolio's performance over several periods with that of an appropriate benchmark index. The annual returns assume reinvestment of dividends and distributions. Remember that how a portfolio has performed in the past is not necessarily an indication of how it will perform in the future.


Information in the bar charts and tables is for each portfolio's Class O shares, which are the only shares that have been outstanding for at least one year. Class O shares are not offered in this prospectus. Class S and Class O shares differ only in that Class S shares are subject to a distribution and shareholder servicing fee, while Class O shares are not. Because of the distribution and shareholder servicing fee, returns will be lower for Class S shares.


The performance disclosed in these charts does not reflect separate account charges which, if reflected, would lower returns.

Each index used in the tables is a broad index designed to track a particular market or market segment. No expenses or fees are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest on the underlying securities that make up the respective index.


The Alger AmericanGrowth Portfolio and the Alger American Income & Growth Portfolio have changed their performance benchmark from the S&P500 Index to the Russell 1000 Growth Index. Each replacement index tracks the performance of stocks that Fund management believes are more closely representative of those stocks normally held by the respective portfolio.


o Russell 1000 Growth Index: An index of common stocks designed to track performance of large capitalization companies with greater than average growth orientation.

o Russell 2000 Growth Index:An index of common stocks designed to track performance of small capitalization companies with greater than average growth orientation.


o S&P 500 Index: An index of large company common stocks considered to be representative of the U.S. stock market in general.

                 ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

Annual Total Return as of December 31 each year (%)
Class O

                               [BAR CHART OMITTED]

             [THIS DATA REPRESENTS A BAR CHART IN THE PRINTED PIECE]

   93      94      95     96       97      98      99      00      01      02

 13.28   -4.38   44.31   4.18    11.39   15.53   43.42   -27.20  -29.51  -26.22

Best Quarter:               31.06%        Q4      1999
Worst Quarter:             -26.52%        Q1      2001

Average Annual Total Return as of December 31, 2002
Class O
                                                                         Since
                                                                       Inception
                                    1 Year       5 Years   10 Years    (9/21/88)
--------------------------------------------------------------------------------
American Small
  Capitalization                    -26.22%      -8.90%      1.30%       8.51%
Russell 2000
  Growth Index                      -30.27%      -6.59%      2.62%       5.32%

                        ALGER AMERICAN GROWTH PORTFOLIO

Annual Total Return as of December 31 each year (%)
Class O

                               [BAR CHART OMITTED]

             [THIS DATA REPRESENTS A BAR CHART IN THE PRINTED PIECE]

   93     94       95      96      97      98      99      00      01      02

 22.47   1.45    36.37   13.35   25.75   48.07   33.74   -14.77  -11.81  -32.99

Best Quarter:               25.93%        Q4        1998
Worst Quarter:             -20.20%        Q3        2002

Average Annual Total Return as of December 31, 2002
Class O

                                                                         Since
                                                                       Inception
                                    1 Year       5 Years   10 Years    (1/9/89)
--------------------------------------------------------------------------------
American Growth                    -32.99%       -0.05%      9.19%      12.06%
Russell 1000
  Growth Index                     -27.89%       -3.84%      6.71%       9.99%
S&P 500 Index                      -22.10%       -0.58%      9.35%      11.00%

                    ALGER AMERICAN INCOME & GROWTH PORTFOLIO

Annual Total Return as of December 31 each year (%)
Class O

                               [BAR CHART OMITTED]

             [THIS DATA REPRESENTS A BAR CHART IN THE PRINTED PIECE]

   93      94      95     96       97      98      99      00      01      02

 10.34   -8.28   35.13   19.68   36.29   32.39   42.45   -1.27   -14.32  -31.10

Best Quarter:               35.96%        Q4        1999
Worst Quarter:             -19.33%        Q3        2002

Average Annual Total Return as of December 31, 2002
Class O

                                                                         Since
                                                                       Inception
                                     1 Year    5 Years    10 Years    (11/15/88)
--------------------------------------------------------------------------------
American
  Income & Growth                    -31.10%     1.91%      9.38%        9.44%
Russell 1000
  Growth Index                       -27.89%    -3.84%      6.71%       10.15%
S&P 500 Index                        -22.10%    -0.58%      9.35%       11.09%

[GRAPHIC OMITTED]

FEES AND EXPENSES

Investors incur certain fees and expenses in connection with an investment in the Fund. The following table shows the fees and expenses that you may incur if you buy and hold Class S shares of the portfolios.


                                                                 ANNUAL FUND OPERATING
                                                                 EXPENSES
                                                                 (expenses that are deducted
                                                                 from Fund assets)

                         SHAREHOLDER FEES
                         (fees paid directly from                       Distribution                          TOTAL ANNUAL FUND
                         your investment)            Management Fees    (12b-1) Fees     Other Expenses      OPERATING EXPENSES
===============================================================================================================================
ALGER AMERICAN                  None                       .85%              .25%            .10%                   1.20%
SMALL CAPITALIZATION
PORTFOLIO

ALGER AMERICAN                  None                       .75%              .25%            .10%                   1.10%
GROWTH
PORTFOLIO

ALGER AMERICAN                  None                      .625%              .25%           .175%                   1.05%
INCOME & GROWTH
PORTFOLIO


Example

The following example, which reflects the shareholder fees and operating expenses listed in the preceding table, is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class S shares of the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                  1 Year       3 Years      5 Years     10 Years
--------------------------------------------------------------------------------
ALGER AMERICAN                    $  122       $  381       $  660       $1,455
SMALL CAPITALIZATION
PORTFOLIO

ALGER AMERICAN                    $  112       $  350       $  606       $1,340
GROWTH
PORTFOLIO

ALGER AMERICAN                    $  107       $  334       $  579       $1,283
INCOME & GROWTH
PORTFOLIO

The example above does not reflect charges and deductions which are or may be imposed under variable annuity contracts, variable life insurance policies or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this Prospectus or in the plan documents.


ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS

Each portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the portfolio's assets from a temporary unacceptable risk of loss, rather than directly to promote the portfolio's investment objective. The portfolio may not achieve its objective during such periods.

Other securities the portfolios may invest in are discussed in the Fund's Statement of Additional Information (see back cover).

[GRAPHIC OMITTED]

MANAGEMENT AND ORGANIZATION

MANAGER

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003


The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/02) $5.00 billion in mutual fund assets as well as $3.43 billion in other assets. The Manager is responsible for managing each portfolio's assets according to its goal and for placing orders with broker-dealers to purchase and sell securities on behalf of the portfolios. The Fund has had the same manager since inception and, for the most recent fiscal year, the portfolios paid the Manager fees at these annual rates based on a percentage of average daily net assets: Small Capitalization Portfolio--.85%; Growth Portfolio--.75%; Income & Growth Portfolio--.625%.


PORTFOLIO MANAGERS


Fred M. Alger III is the chief market strategist for the portfolios, overseeing the investments of each portfolio since September 2001. Mr. Alger, who founded Fred Alger Management, Inc., has served as Chairman of the Board since 1964, and co-managed the portfolios prior to 1995. Dan C. Chung, CFA, David Hyun, CFA, and Jill Greenwald, CFA are the individuals responsible for the day-to-day management of portfolio investments. Mr. Chung, manager of the Income & Growth Portfolio and co-manager of the Growth Portfolio since September 2001, has been employed by the Manager since 1994 as a Vice President and analyst from 1996 to 1999, as a Senior Vice President and senior analyst until 2000, as an Executive Vice President and portfolio manager since 2000, and as Chief Investment Officer since September 2001. Mr. Hyun, co-manager of the Growth Portfolio since September 2001, has been employed by the Manager as an Executive Vice President since September 2001, prior to which he was employed by the Manager as an analyst from 1991 until 1997 and as a Senior Vice President and portfolio manager from 1997 until June 2000; he was a portfolio manager at Oppenheimer Funds from June 2000 until September 2001. Ms. Greenwald, manager of the Small Capitalization Portfolio since November 2001, has been employed by the Manager as a Senior Vice President and portfolio manager since November 2001, prior to which she was employed by the Manager as an analyst and later a senior analyst from 1986 to 1992, as a Managing Director and senior portfolio manager at Chase Manhattan Bank from 1994 through 1999 and as a Senior Vice President and Investment Officer at J&W Seligman & Co. from 1999 until November 2001.


[GRAPHIC OMITTED]

SHAREHOLDER INFORMATION

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302

NET ASSET VALUE


The price of one share is its "net asset value" or NAV. The NAV for each portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.


The Fund generally values the assets of each portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Fund's Board of Trustees. Short-term money market instruments held by the portfolios are valued on the basis of amortized cost.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares and pays dividends and distributions by the portfolios annually. The Fund expects that these annual payments to shareholders will consist of both capital gains and net investment income. Dividends and distributions may differ between classes of shares of a portfolio.

Federal income taxation of separate accounts of insurance companies, variable annuity contracts and variable life insurance contracts is discussed in the prospectuses of participating insurance companies. Generally, distributions by the Fund will not be taxable to holders of variable annuity contracts or variable life insurance policies if the insurance company separate accounts to which those distributions are made meet certain requirements, including certain diversification requirements that the Fund has undertaken to meet, under the Internal Revenue Code. Participants in qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution from their plan accounts. Generally, distributions from plan accounts are taxable as ordinary income at the rate applicable to each participant at the time of distribu-tion. In certain cases, distributions made to a participant prior to the participant's reaching age 59 1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.

Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.

--------------------------------------------------------------------------------
                                   NAV (NET ASSET VALUE) OF A CLASS OF SHARES IS
                                    COMPUTED BY ADDING TOGETHER THE VALUE OF THE
                                  PORTFOLIO'S INVESTMENTS, CASH AND OTHER ASSETS
                             ALLOCABLE TO THE CLASS, SUBTRACTING ITS LIABILITIES
                                      AND THEN DIVIDING THE RESULT BY THE NUMBER
                                             OF OUTSTANDING SHARES OF THE CLASS.
--------------------------------------------------------------------------------

CLASSES OF FUND SHARES


Each portfolio offers two classes of shares: Class O shares and Class S shares. Only Class S shares are offered in this Prospectus. Both classes are offered only to separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The classes differ in that, according to a plan adopted under Rule 12b-1 under the Investment Company Act, Class S shares pay a distribution and shareholder servicing fee out of their assets on an ongoing basis to compensate insurance companies and pension and retirement plan service providers for distribution assistance and shareholder services. Over time, these fees will increase the cost of an investment in Class S shares and may cost an investor more than paying other types of sales charges.


PURCHASING AND REDEEMING FUND SHARES

Because the Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans, an individual cannot invest in a portfolio directly, but may do so only through one of these sources. The Fund's shares are held in the names of the separate accounts and plans.

Shares of the Fund can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Transfer Agent. All orders for purchase of shares are subject to acceptance by the Fund or its Transfer Agent. The Transfer Agent pays for redemptions within seven days after it accepts a redemption request.

The Fund may redeem some shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash.

[GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand each portfolio's financial performance for the periods shown. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the portfolio (assuming reinvestment of all dividends and distributions). Information is provided also with respect to Class O shares; Class S shares were outstanding during part of the periods shown. Class S shares have higher expense ratios and lower total returns. Information for the periods shown through December 31, 2001 has been audited by Arthur Andersen and information for the year ended December 31, 2002 has been audited by Ernst & Young LLP, the Fund's independent auditors whose report, along with the Fund's financial statements, is included in the Annual Report, which is available upon request.

Note that the Financial Highlights do not reflect charges and deductions which are or may be imposed under variable annuity contracts, variable life insurance policies or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this Prospectus or in the Plan documents.

                                                     INCOME FROM INVESTMENT OPERATIONS              LESS DIVIDENDS AND DISTRIBUTIONS
                                                     ---------------------------------              --------------------------------
                                         NET ASSET                       NET REALIZED                                  DISTRIBUTIONS
                                           VALUE                        AND UNREALIZED  TOTAL FROM   DIVIDENDS FROM      FROM NET
                                         BEGINNING    NET INVESTMENT     GAIN (LOSS)    INVESTMENT   NET INVESTMENT      REALIZED
                                         OF PERIOD     INCOME (LOSS)    ON INVESTMENTS  OPERATIONS       INCOME           GAINS
                                         ---------    --------------    --------------  ----------   --------------    -------------
ALGER AMERICAN MIDCAP ALGER AMERICAN
ALGER AMERICAN SMALL
CAPITALIZATION PORTFOLIO
  CLASS S
  Eight months ended 12/31/02(i)(iii) . $    16.02    $    (0.08)       $    (3.75)    $    (3.83)          --                 --
  CLASS O
  Year ended 12/31/02 ................. $    16.55    $    (0.11)       $    (4.23)    $    (4.34)  $       --         $       --
  Year ended 12/31/01 .................      23.49         (0.03)            (6.90)         (6.93)       (0.01)                --
  Year ended 12/31/00 .................      55.15          0.01(ii)        (12.80)        (12.79)          --             (18.87)
  Year ended 12/31/99 .................      43.97         (0.12)(ii)        16.98          16.86           --              (5.68)
  Year ended 12/31/98 .................      43.75         (0.02)             6.30           6.28           --              (6.06)
  Year ended 12/31/97 .................      40.91         (0.05)(ii)         4.45           4.40           --              (1.56)
  Year ended 12/31/96 .................      39.41         (0.04)(ii)         1.70           1.66           --              (0.16)
  Year ended 12/31/95 .................      27.31         (0.09)            12.19          12.10           --                 --
  Year ended 12/31/94 .................      30.88         (0.03)(ii)        (1.45)         (1.48)          --              (2.09)
  Year ended 12/31/93 .................      27.26         (0.05)             3.67           3.62           --                 --

ALGER AMERICAN GROWTH PORTFOLIO
  CLASS S
  Eight months ended 12/31/02(i)(iii) . $    33.28    $    (0.01)       $    (8.66)    $    (8.67)          --                 --
  CLASS O
  Year ended 12/31/02 ................. $    36.77    $    (0.01)       $   (12.12)    $   (12.13)  $    (0.01)        $       --
  Year ended 12/31/01 .................      47.27          0.01             (4.88)         (4.87)       (0.10)             (5.53)
  Year ended 12/31/00 .................      64.38          0.10             (8.75)         (8.65)          --              (8.46)
  Year ended 12/31/99 .................      53.22         (0.03)            16.66          16.63        (0.08)             (5.39)
  Year ended 12/31/98 .................      42.76          0.09             18.32          18.41        (0.13)             (7.82)
  Year ended 12/31/97 .................      34.33          0.13              8.66           8.79        (0.13)             (0.23)
  Year ended 12/31/96 .................      31.16          0.12              4.00           4.12        (0.02)             (0.93)
  Year ended 12/31/95 .................      23.13          0.02              8.33           8.35        (0.07)             (0.25)
  Year ended 12/31/94 .................      24.67          0.07              0.15           0.22        (0.03)             (1.73)
  Year ended 12/31/93 .................      20.17          0.03              4.50           4.53        (0.03)                --

ALGER AMERICAN INCOME
GROWTH PORTFOLIO
  CLASS S
  Eight months ended 12/31/02(i)(iii) . $     9.58    $     0.01        $    (2.32)    $    (2.31)          --                 --
  CLASS O
  Year ended 12/31/02 ................. $    10.57    $     0.02        $    (3.29)    $    (3.27)  $    (0.06)        $       --
  Year ended 12/31/01 .................      13.26          0.05             (1.86)         (1.81)       (0.05)             (0.83)
  Year ended 12/31/00 .................      17.58          0.05             (0.44)         (0.39)       (0.01)             (3.92)
  Year ended 12/31/99 .................      13.12          0.00              5.26           5.26        (0.03)             (0.77)
  Year ended 12/31/98 .................      10.99          0.03              3.30           3.33        (0.04)             (1.16)
  Year ended 12/31/97 .................       8.42          0.03              2.94           2.97        (0.04)             (0.36)
  Year ended 12/31/96 .................      17.79          0.09(ii)          1.87           1.96        (0.33)            (11.00)
  Year ended 12/31/95 .................      13.30          0.11(ii)          4.54           4.65        (0.16)                --
  Year ended 12/31/94 .................      15.31          0.17             (1.47)         (1.30)       (0.15)             (0.56)
  Year ended 12/31/93 .................      13.93          0.07              1.37           1.44        (0.06)                --

                                                                      NET ASSET                          NET ASSETS,
                                                    TOTAL            VALUE, END                         END OF PERIOD
                                                DISTRIBUTIONS         OF PERIOD        TOTAL RETURN    (000'S OMITTED)
                                                -------------        ----------        ------------    ---------------
ALGER AMERICAN MIDCAP ALGER AMERICAN
ALGER AMERICAN SMALL
CAPITALIZATION PORTFOLIO
  CLASS S
  Eight months ended 12/31/02(i)(iii) ..........         --         $    12.19           (23.91%)        $        7
  CLASS O
  Year ended 12/31/02 .......................... $       --         $    12.21           (26.22%)        $  376,550
  Year ended 12/31/01 ..........................      (0.01)             16.55           (29.51)            517,364
  Year ended 12/31/00 ..........................     (18.87)             23.49           (27.20)            700,370
  Year ended 12/31/99 ..........................      (5.68)             55.15            43.42             674,864
  Year ended 12/31/98 ..........................      (6.06)             43.97            15.53           1,216,584
  Year ended 12/31/97 ..........................      (1.56)             43.75            11.39             997,586
  Year ended 12/31/96 ..........................      (0.16)             40.91             4.18           1,469,518
  Year ended 12/31/95 ..........................         --              39.41            44.31             984,212
  Year ended 12/31/94 ..........................      (2.09)             27.31            (4.38)            397,037
  Year ended 12/31/93 ..........................         --              30.88            13.28             238,850

ALGER AMERICAN GROWTH PORTFOLIO
  CLASS S
  Eight months ended 12/31/02(i)(iii) ..........         --         $    24.61           (26.05%)        $       19
  CLASS O
  Year ended 12/31/02 .......................... $    (0.01)        $    24.63           (32.99%)        $  874,914
  Year ended 12/31/01 ..........................      (5.63)             36.77           (11.81)          1,540,327
  Year ended 12/31/00 ..........................      (8.46)             47.27           (14.77)          1,809,937
  Year ended 12/31/99 ..........................      (5.47)             64.38            33.74           3,387,526
  Year ended 12/31/98 ..........................      (7.95)             53.22            48.07           1,905,719
  Year ended 12/31/97 ..........................      (0.36)             42.76            25.75           1,072,529
  Year ended 12/31/96 ..........................      (0.95)             34.33            13.35             991,028
  Year ended 12/31/95 ..........................      (0.32)             31.16            36.37             502,974
  Year ended 12/31/94 ..........................      (1.76)             23.13             1.45             150,390
  Year ended 12/31/93 ..........................      (0.03)             24.67            22.47              74,878

ALGER AMERICAN INCOME
GROWTH PORTFOLIO
  CLASS S
  Eight months ended 12/31/02(i)(iii) ..........         --         $     7.27           (24.11%)        $        7
  CLASS O
  Year ended 12/31/02 .......................... $    (0.06)        $     7.24           (31.10%)        $   85,066
  Year ended 12/31/01 ..........................      (0.88)             10.57           (14.32)            144,006
  Year ended 12/31/00 ..........................      (3.93)             13.26            (1.27)            150,783
  Year ended 12/31/99 ..........................      (0.80)             17.58            42.45              91,250
  Year ended 12/31/98 ..........................      (1.20)             13.12            32.39              77,926
  Year ended 12/31/97 ..........................      (0.40)             10.99            36.29              47,399
  Year ended 12/31/96 ..........................     (11.33)              8.42            19.68              20,910
  Year ended 12/31/95 ..........................      (0.16)             17.79            35.13               8,639
  Year ended 12/31/94 ..........................      (0.71)             13.30            (8.28)             29,135
  Year ended 12/31/93 ..........................      (0.06)             15.31            10.34              31,895

                                                                 RATIOS/SUPPLEMENTAL DATA
                                               ---------------------------------------------------
                                                                     RATIO OF NET
                                                                      INVESTMENT
                                               RATIO OF EXPENSES     INCOME(LOSS)          PORTFOLIO
                                                   TO AVERAGE         TO AVERAGE           TURNOVER
                                                   NET ASSETS         NET ASSETS             RATE
                                               -----------------     ------------          ---------
ALGER AMERICAN MIDCAP ALGER AMERICAN
ALGER AMERICAN SMALL
CAPITALIZATION PORTFOLIO
  CLASS S
  Eight months ended 12/31/02(i)(iii) ..........       1.20%             (0.87%)            111.82%
  CLASS O
  Year ended 12/31/02 ..........................       0.97%             (0.69%)            111.82%
  Year ended 12/31/01 ..........................       0.92              (0.27)             181.80
  Year ended 12/31/00 ..........................       0.90               0.03              217.69
  Year ended 12/31/99 ..........................       0.90              (0.28)             182.25
  Year ended 12/31/98 ..........................       0.89              (0.20)             142.90
  Year ended 12/31/97 ..........................       0.89              (0.12)             104.43
  Year ended 12/31/96 ..........................       0.88              (0.09)             110.04
  Year ended 12/31/95 ..........................       0.92              (0.48)              80.66
  Year ended 12/31/94 ..........................       0.96              (0.10)             117.61
  Year ended 12/31/93 ..........................       1.03              (0.35)             148.07

ALGER AMERICAN GROWTH PORTFOLIO
  CLASS S
  Eight months ended 12/31/02(i)(iii) ..........       1.10%             (0.13%)            238.03%
  CLASS O
  Year ended 12/31/02 ..........................       0.85%             (0.01%)            238.03%
  Year ended 12/31/01 ..........................       0.81               0.03               87.79
  Year ended 12/31/00 ..........................       0.79               0.12              108.27
  Year ended 12/31/99 ..........................       0.79              (0.03)             135.13
  Year ended 12/31/98 ..........................       0.79               0.25              127.38
  Year ended 12/31/97 ..........................       0.79               0.27              129.50
  Year ended 12/31/96 ..........................       0.79               0.50               82.86
  Year ended 12/31/95 ..........................       0.85               0.18              118.33
  Year ended 12/31/94 ..........................       0.86               0.48              111.76
  Year ended 12/31/93 ..........................       0.97               0.25              112.64

ALGER AMERICAN INCOME
GROWTH PORTFOLIO
  CLASS S
  Eight months ended 12/31/02(i)(iii) ..........       1.05%              0.16%             276.12%
  CLASS O
  Year ended 12/31/02 ..........................       0.79%              0.25%             276.12%
  Year ended 12/31/01 ..........................       0.72               0.52              110.04
  Year ended 12/31/00 ..........................       0.70               0.43              142.43
  Year ended 12/31/99 ..........................       0.70               0.03              193.23
  Year ended 12/31/98 ..........................       0.70               0.31              131.67
  Year ended 12/31/97 ..........................       0.74               0.56              150.09
  Year ended 12/31/96 ..........................       0.81               0.94              121.60
  Year ended 12/31/95 ..........................       0.75               0.61              164.05
  Year ended 12/31/94 ..........................       0.75               1.22              177.97
  Year ended 12/31/93 ..........................       0.97               1.51              105.80

--------------------------------------------------------------------------------
(i)   Ratios have been annualized; total return has not been annualized.
(ii)  Amount was computed based on average shares outstanding during the year.
(iii) Commenced operations May 1, 2002.



                                      8 & 9

FOR FUND INFORMATION:

By telephone:   (800) 992-3863

By mail:        The Alger American Fund
                111 Fifth Avenue
                New York, NY 10003

STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports, and make inquiries of the Fund, by calling the Fund's toll-free number or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, DC. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling (202) 942-8090. Fund documents are also available on the EDGAR database on the SEC's internet site at http://www.sec.gov.

DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED


THE ALGER AMERICAN FUND
SEC FILE #811-5550

                             THE ALGER AMERICAN FUND
                                 CLASS O SHARES

                     A POOLED FUNDING VEHICLE FOR:
                     o  VARIABLE ANNUITY CONTRACTS
                     o  VARIABLE LIFE INSURANCE POLICIES
                     o  QUALIFIED PENSION PLANS
                     o  QUALIFIED RETIREMENT PLANS

                                                               PROSPECTUS

                                                              MAY 1, 2003

                            ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
                                   ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
                                          ALGER AMERICAN GROWTH PORTFOLIO


As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.


An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                 [LOGO OMITTED]

                                                                       THE ALGER
                                                                   AMERICAN FUND

                                                                  CLASS O SHARES

                                                                      PROSPECTUS

                                                                     MAY 1, 2003

TABLE OF CONTENTS
--------------------------------------------------------------------------------

2 ............Risk/Return Summary: Investments,
              Risks & Performance

      2 ......Investments

              Alger American Small
              Capitalization Portfolio ......................2
              Alger American MidCap
              Growth Portfolio ..............................2
              Alger American Growth Portfolio ...............2




      2 ......Principal Risks

              Alger American Small
              Capitalization Portfolio ......................3
              Alger American MidCap
              Growth Portfolio ..............................3
              Alger American Growth Portfolio ...............3




      3 ......Performance


              Alger American Small
              Capitalization Portfolio ......................4
              Alger American MidCap
              Growth Portfolio ..............................4
              Alger American Growth Portfolio ...............4





5 ............Fees and Expenses
6 ............Management & Organization
6 ............Shareholder Information

              Distributor ...................................6
              Transfer Agent ................................6
              Classes of Fund Shares ........................7
              Purchasing and Redeeming
              Fund Shares ...................................7

8 ............Financial Highlights


Back Cover:   How to obtain more information

[GRAPHIC OMITTED]

RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE

INVESTMENTS: THE ALGER AMERICAN FUND


The investment goal and primary approach of each portfolio is discussed individually below. All of the portfolios invest primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. They invest primarily in "growth" stocks. The Fund's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:


o     High Unit Volume Growth

      Vital, creative companies which offer goods or services to a rapidly-expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

o     Positive Life Cycle Change


      Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management; products or technologies; restructuring or reorganization; or merger and acquisition.


The company's market capitalization will dictate in which portfolio(s) it will be placed. The market capitalization of a company is its price per share multiplied by its number of outstanding shares.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

GOAL

The Alger American Small Capitalization Portfolio seeks long-term capital appreciation.

APPROACH

It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly-expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the companies in the Russell 2000 Growth Index or the S&P SmallCap 600 Index.

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

GOAL

The Alger American MidCap Growth Portfolio seeks long-term capital appreciation.

APPROACH

It focuses on midsized companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the Russell Midcap Growth Index or the S&P MidCap 400 Index.

ALGER AMERICAN GROWTH PORTFOLIO

GOAL

The Alger American Growth Portfolio seeks long-term capital appreciation.

APPROACH

It  focuses on growing  companies  that  generally  have  broad  product  lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.


[GRAPHIC OMITTED]


PRINCIPAL RISKS

RISKS APPLICABLE TO ALL EQUITY PORTFOLIOS

As with any fund that invests in stocks, your investment will go up or down in value, and the loss of your investment is a risk of investing. A portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a Fund investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the equity portfolios' investment styles and objectives, an investment in them may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investments' values.

A portfolio's trading in some stocks may be relatively short-term, meaning the Fund may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses.

There may be additional risks applicable to a specific portfolio because of its investment approach.

RISKS APPLICABLE TO ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

An additional risk of investing in the portfolio is:


o the possibility of greater risk by investing in smaller, less seasoned companies rather than larger, more established companies owing to such factors as inexperienced management and limited financial resources


RISKS APPLICABLE TO ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

An additional risk of investing in the portfolio is:


o the possibility of greater risk by investing in medium-sized companies rather than larger, more established companies owing to such factors as inexperienced management and limited financial resources


RISKS APPLICABLE TO ALGER AMERICAN GROWTH PORTFOLIO

The portfolio's primary risks are those summarized above in "Risks Applicable to All Equity Portfolios."



[GRAPHIC OMITTED]

PERFORMANCE

The following bar charts show the changes in each portfolio's performance from year to year and give you some indication of the risks of investing in the Fund. They assume reinvestment of dividends and distributions.

The Average Annual Total Return tables compare a portfolio's performance over several periods with that of an appropriate benchmark index. The annual returns assume reinvestment of dividends and distributions. Remember that how a portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

The performance disclosed in these charts does not reflect separate account charges which, if reflected, would lower returns.

Each index used in the tables is a broad index designed to track a particular market or market segment. No expenses or fees are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest on the underlying securities that make up the respective index.


The Alger American Growth Portfolio has changed its performance benchmark from the S&P 500 Index to the Russell 1000 Growth Index. Alger American MidCap Growth Portfolio has changed its performance benchmark from the S&P MidCap 400 Index to the Russell Midcap Growth Index. Each replacement index tracks the performance of stocks that Fund management believes are more closely representative of those stocks normally held by the respective portfolio.


o Russell 1000 Growth Index: An index of common stocks designed to track performance of large capitalization companies with greater than average growth orientation.

o Russell 2000 Growth Index: An index of common stocks designed to track performance of small capitalization companies with greater than average growth orientation.


o Russell Midcap Growth Index: An index of common stocks designed to track performance of medium-capitalization companies with greater than average growth orientation.


o S&P 500 Index: An index of large company common stocks considered to be representative of the U.S. stock market in general.


o S&P MidCap 400 Index: An index of common stocks designed to track performance of medium capitalization companies.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

Annual Total Return as of December 31 each year (%)
Class O

                               [BAR CHART OMITTED]

             [THIS DATA REPRESENTS A BAR CHART IN THE PRINTED PIECE]

   93      94      95     96       97      98      99      00      01      02

 13.28   -4.38   44.31   4.18    11.39   15.53   43.42   -27.20  -29.51  -26.22

Best Quarter:      31.06%     Q4    1999
Worst Quarter:    -26.52%     Q1    2001

Average Annual Total Return as of December 31, 2002
Class O

                                                                         Since
                                                                       Inception
                              1 Year        5 Years        10 Years    (9/21/88)
--------------------------------------------------------------------------------
American Small
  Capitalization             -26.22%         -8.90%          1.30%        8.51%
Russell 2000
  Growth Index               -30.27%         -6.59%          2.62%        5.32%

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

Annual Total Return as of December 31 each year (%)
Class O

                               [BAR CHART OMITTED]

             [THIS DATA REPRESENTS A BAR CHART IN THE PRINTED PIECE]

      94      95      96      97      98      99     00       01      02

    -1.54   44.45   11.90   15.01   30.30   31.85   9.18    -6.52   -29.54

Best Quarter:     27.07%     Q4     1998
Worst Quarter:   -18.60%     Q3     2002

Average Annual Total Return as of December 31, 2002
Class O

                                                                          Since
                                                                       Inception
                                             1 Year         5 Years     (5/3/93)
--------------------------------------------------------------------------------

American MidCap Growth                       -29.54%          4.32%      12.55%
Russell Midcap Growth Index                  -27.40%         -1.82        7.26%
S&P MidCap 400 Index                         -14.52%          6.41%      12.27%

ALGER AMERICAN GROWTH PORTFOLIO

Annual Total Return as of December 31 each year (%)
Class O

                               [BAR CHART OMITTED]

             [THIS DATA REPRESENTS A BAR CHART IN THE PRINTED PIECE]

   93     94       95      96      97      98      99      00      01      02

 22.47   1.45    36.37   13.35   25.75   48.07   33.74   -14.77  -11.81  -32.99

Best Quarter:       25.93%    Q4      1998
Worst Quarter:     -20.20%    Q3      2002

Average Annual Total Return as of December 31, 2002
Class O


                                                                         Since
                                                                       Inception
                              1 Year         5 Years       10 Years     (1/9/89)
--------------------------------------------------------------------------------

American Growth              -32.99%         -0.05%          9.19%       12.06%
Russell 1000
  Growth Index               -27.89%         -3.84%          6.71%        9.99%
S&P 500 Index                -22.10%         -0.58%          9.35%       11.00%

The Fund also offers Class S shares. Class S and Class O shares differ only in that Class S shares are subject to a distribution and shareholder servicing fee, while Class O shares are not. Because of the distribution and shareholder servicing fee, returns will be lower for Class S shares.

[GRAPHIC OMITTED]

FEES AND EXPENSES

Investors incur certain fees and expenses in connection with an investment in the Fund. The following table shows the fees and expenses that you may incur if you buy and hold Class O shares of the portfolios.


                                                                 ANNUAL FUND OPERATING
                                                                 EXPENSES
                                                                 (expenses that are deducted
                                                                 from Fund assets)

                         SHAREHOLDER FEES
                         (fees paid directly from                       Distribution                          TOTAL ANNUAL FUND
                         your investment)            Management Fees    (12b-1) Fees     Other Expenses      OPERATING EXPENSES
===============================================================================================================================
ALGER AMERICAN                  None                       .85%              None            .12%                   .97%
SMALL CAPITALIZATION
PORTFOLIO

ALGER AMERICAN                  None                       .80%              None            .13%                   .93%
MIDCAP GROWTH
PORTFOLIO

ALGER AMERICAN                  None                       .75%              None            .10%                   .85%
GROWTH
PORTFOLIO


EXAMPLE

The following example, which reflects the shareholder fees and operating expenses listed in the preceding table, is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class O shares of the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                  1 Year       3 Years      5 Years     10 Years
--------------------------------------------------------------------------------

ALGER AMERICAN                    $   99       $  309       $  536       $1,190
SMALL CAPITALIZATION
PORTFOLIO

ALGER AMERICAN                    $   95       $  296       $  515       $1,143
MIDCAP GROWTH
PORTFOLIO

ALGER AMERICAN                    $   87       $  271       $  471       $1,049
GROWTH
PORTFOLIO

The example above does not reflect charges and deductions which are or may be imposed under variable annuity contracts, variable life insurance policies or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the plan documents.


ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS

Each portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the portfolio's assets from a temporary unacceptable risk of loss, rather than directly to promote the portfolio's investment objective. The portfolio may not achieve its objective during such periods.

Other securities the portfolios may invest in are discussed in the Fund's Statement of Additional Information (see back cover).

[GRAPHIC OMITTED]

MANAGEMENT AND ORGANIZATION

MANAGER

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003


The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/02) $5.00 billion in mutual fund assets as well as $3.43 billion in other assets. The Manager is responsible for managing each portfolio's assets according to its goal and for placing orders with broker-dealers to purchase and sell securities on behalf of the portfolios. The Fund has had the same manager since inception and, for the most recent fiscal year, the portfolios paid the Manager fees at these annual rates based on a percentage of average daily net assets: Small Capitalization Portfolio--.85%; MidCap Growth Portfolio--.80%; Growth Portfolio--.75%.


PORTFOLIO MANAGERS


Fred M. Alger III is the chief market strategist for the portfolios, overseeing the investments of each portfolio since September 2001. Mr. Alger, who founded Fred Alger Management, Inc., has served as Chairman of the Board since 1964, and co-managed the portfolios prior to 1995. Dan C. Chung, CFA, David Hyun, CFA, and Jill Greenwald, CFA are the individuals responsible for the day-to-day management of portfolio investments. Mr. Chung, manager of the MidCap Growth Portfolio and co-manager of the Growth Portfolio since September 2001, has been employed by the Manager since 1994 as a Vice President and analyst from 1996 to 1999, as a Senior Vice President and senior analyst until 2000, as an Executive Vice President and portfolio manager since 2000, and as Chief Investment Officer since September 2001. Mr. Hyun, co-manager of the Growth Portfolio since September 2001, has been employed by the Manager as an Executive Vice President since September 2001, prior to which he was employed by the Manager as an analyst from 1991 until 1997 and as a Senior Vice President and portfolio manager from 1997 until June 2000; he was a portfolio manager at Oppenheimer Funds from June 2000 until September 2001. Ms. Greenwald, manager of the Small Capitalization Portfolio since November 2001, has been employed by the Manager as a Senior Vice President and portfolio manager since November 2001, prior to which she was employed by the Manager as an analyst and later a senior analyst from 1986 to 1992, as a Managing Director and senior portfolio manager at Chase Manhattan Bank from 1994 through 1999 and as a Senior Vice President and Investment Officer at J&W Seligman & Co. from 1999 until November 2001.


[GRAPHIC OMITTED]

SHAREHOLDER INFORMATION

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302

NET ASSET VALUE


The price of one share is its "net asset value" or NAV. The NAV for each portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.


The Fund generally values the assets of each portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Fund's Board of Trustees. Short-term money market instruments held by the portfolios are valued on the basis of amortized cost.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares and pays dividends and distributions by the portfolios annually. The Fund expects that these annual payments to shareholders will consist of both capital gains and net investment income. Dividends and distributions may differ between classes of shares of a portfolio.

Federal income taxation of separate accounts of insurance companies, variable annuity contracts and variable life insurance contracts is discussed in the prospectuses of participating insurance companies. Generally, distributions by the Fund will not be taxable to holders of variable annuity contracts or variable life insurance policies if the insurance company separate accounts to which those distributions are made meet certain requirements, including certain diversification requirements that the Fund has undertaken to meet, under the Internal Revenue Code. Participants in qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution from their plan accounts. Generally, distributions from plan accounts are taxable as ordinary income at the rate applicable to each participant at the time of distribution. In certain cases, distributions made to a participant prior to the participant's reaching age 59 1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.

Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.

--------------------------------------------------------------------------------
                                   NAV (NET ASSET VALUE) OF A CLASS OF SHARES IS
                                    COMPUTED BY ADDING TOGETHER THE VALUE OF THE
                                  PORTFOLIO'S INVESTMENTS, CASH AND OTHER ASSETS
                             ALLOCABLE TO THE CLASS, SUBTRACTING ITS LIABILITIES
                                      AND THEN DIVIDING THE RESULT BY THE NUMBER
                                             OF OUTSTANDING SHARES OF THE CLASS.
--------------------------------------------------------------------------------

CLASSES OF FUND SHARES


Each portfolio offers two classes of shares: Class O shares and Class S shares. Only Class O shares are offered in this Prospectus. Both classes are offered only to separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The classes differ only in that Class S shares are subject to a distribution and shareholder servicing fee, while Class O shares are not.


PURCHASING AND REDEEMING FUND SHARES

Because the Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans, an individual cannot invest in a portfolio directly, but may do so only through one of these sources. The Fund's shares are held in the names of the separate accounts and plans.

Shares of the Fund can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Transfer Agent. All orders for purchase of shares are subject to acceptance by the Fund or its Transfer Agent. The Transfer Agent pays for redemptions within seven days after it accepts a redemption request.

The Fund may redeem some shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash.

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand each portfolio's financial performance for the periods shown. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the portfolio (assuming reinvestment of all dividends and distributions). Information for the periods shown through December 31, 2001 has been audited by Arthur Andersen LLP and information for the year ended December 31, 2002 has been audited by Ernst & Young LLP, the Fund's independent auditors whose report, along with the Fund's financial statements, is included in the Annual Report, which is available upon request.

Note that the Financial Highlights do not reflect charges and deductions which are or may be imposed under variable annuity contracts, variable life insurance policies or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this Prospectus or in the Plan documents.

                                                 INCOME FROM INVESTMENT OPERATIONS                LESS DIVIDENDS AND DISTRIBUTIONS
                                                 ---------------------------------                --------------------------------
                                     NET ASSET                       NET REALIZED                                    DISTRIBUTIONS
                                       VALUE                        AND UNREALIZED    TOTAL FROM    DIVIDENDS FROM     FROM NET
                                     BEGINNING    NET INVESTMENT      GAIN (LOSS)     INVESTMENT    NET INVESTMENT     REALIZED
                                     OF PERIOD    INCOME (LOSS)     ON INVESTMENTS    OPERATIONS        INCOME          GAINS
                                     ---------    --------------    --------------    ----------    --------------   -------------
ALGER AMERICAN MIDCAP GROWTH
PORTFOLIO
  CLASS O
  Year ended 12/31/02 ...........   $    17.67     $    (0.10)        $    (5.12)     $    (5.22)     $       --     $       --
  Year ended 12/31/01 ...........        30.62          (0.09)(ii)         (1.23)          (1.32)             --         (11.63)
  Year ended 12/31/00 ...........        32.23          (0.03)(ii)          2.79            2.76              --          (4.37)
  Year ended 12/31/99 ...........        28.87          (0.05)              8.00            7.95              --          (4.59)
  Year ended 12/31/98 ...........        24.18           0.00(ii)           6.95            6.95              --          (2.26)
  Year ended 12/31/97 ...........        21.35          (0.04)              3.20            3.16           (0.01)         (0.32)
  Year ended 12/31/96 ...........        19.44           0.03               2.29            2.32              --          (0.41)
  Year ended 12/31/95 ...........        13.46          (0.03)              6.01            5.98              --             --
  Year ended 12/31/94 ...........        13.72           0.00(ii)          (0.21)          (0.21)             --          (0.05)
  Year ended 12/31/93(i)(iv) ....        10.00          (0.02)              3.88            3.86              --          (0.14)
ALGER AMERICAN SMALL
CAPITALIZATION PORTFOLIO
  CLASS O
  Year ended 12/31/02 ...........   $    16.55     $    (0.11)        $    (4.23)     $    (4.34)     $       --     $       --
  Year ended 12/31/01 ...........        23.49          (0.03)             (6.90)          (6.93)          (0.01)            --
  Year ended 12/31/00 ...........        55.15           0.01(ii)         (12.80)         (12.79)             --         (18.87)
  Year ended 12/31/99 ...........        43.97          (0.12)(ii)         16.98           16.86              --          (5.68)
  Year ended 12/31/98 ...........        43.75          (0.02)              6.30            6.28              --          (6.06)
  Year ended 12/31/97 ...........        40.91          (0.05)(ii)          4.45            4.40              --          (1.56)
  Year ended 12/31/96 ...........        39.41          (0.04)(ii)          1.70            1.66              --          (0.16)
  Year ended 12/31/95 ...........        27.31          (0.09)             12.19           12.10              --             --
  Year ended 12/31/94 ...........        30.88          (0.03)(ii)         (1.45)          (1.48)             --          (2.09)
  Year ended 12/31/93 ...........        27.26          (0.05)              3.67            3.62              --             --
ALGER AMERICAN GROWTH PORTFOLIO
  CLASS O
  Year ended 12/31/02 ...........   $    36.77     $    (0.01)        $   (12.12)     $   (12.13)     $    (0.01)    $       --
  Year ended 12/31/01 ...........        47.27           0.01              (4.88)          (4.87)          (0.10)         (5.53)
  Year ended 12/31/00 ...........        64.38           0.10              (8.75)          (8.65)             --          (8.46)
  Year ended 12/31/99 ...........        53.22          (0.03)             16.66           16.63           (0.08)         (5.39)
  Year ended 12/31/98 ...........        42.76           0.09              18.32           18.41           (0.13)         (7.82)
  Year ended 12/31/97 ...........        34.33           0.13               8.66            8.79           (0.13)         (0.23)
  Year ended 12/31/96 ...........        31.16           0.12               4.00            4.12           (0.02)         (0.93)
  Year ended 12/31/95 ...........        23.13           0.02               8.33            8.35           (0.07)         (0.25)
  Year ended 12/31/94 ...........        24.67           0.07               0.15            0.22           (0.03)         (1.73)
  Year ended 12/31/93 ...........        20.17           0.03               4.50            4.53           (0.03)            --

                                                     NET ASSET                      NET ASSETS,
                                       TOTAL         VALUE, END                    END OF PERIOD
                                   DISTRIBUTIONS     OF PERIOD      TOTAL RETURN  (000'S OMITTED)
                                   -------------     ----------     ------------  ---------------
ALGER AMERICAN MIDCAP GROWTH
PORTFOLIO
  CLASS O
  Year ended 12/31/02 ...........   $       --      $    12.45         (29.54%)      $  240,063
  Year ended 12/31/01 ...........       (11.63)          17.67          (6.52)          355,015
  Year ended 12/31/00 ...........        (4.37)          30.62           9.18           332,734
  Year ended 12/31/99 ...........        (4.59)          32.23          31.85           931,397
  Year ended 12/31/98 ...........        (2.26)          28.87          30.30           689,571
  Year ended 12/31/97 ...........        (0.33)          24.18          15.01           444,967
  Year ended 12/31/96 ...........        (0.41)          21.35          11.90           394,847
  Year ended 12/31/95 ...........           --           19.44          44.45           185,349
  Year ended 12/31/94 ...........        (0.05)          13.46          (1.54)           62,178
  Year ended 12/31/93(i)(iv) ....        (0.14)          13.72          38.67            21,301
ALGER AMERICAN SMALL
CAPITALIZATION PORTFOLIO
  CLASS O
  Year ended 12/31/02 ...........   $       --      $    12.21         (26.22%)      $  376,550
  Year ended 12/31/01 ...........        (0.01)          16.55         (29.51)          517,364
  Year ended 12/31/00 ...........       (18.87)          23.49         (27.20)          700,370
  Year ended 12/31/99 ...........        (5.68)          55.15          43.42           674,864
  Year ended 12/31/98 ...........        (6.06)          43.97          15.53         1,216,584
  Year ended 12/31/97 ...........        (1.56)          43.75          11.39           997,586
  Year ended 12/31/96 ...........        (0.16)          40.91           4.18         1,469,518
  Year ended 12/31/95 ...........           --           39.41          44.31           984,212
  Year ended 12/31/94 ...........        (2.09)          27.31          (4.38)          397,037
  Year ended 12/31/93 ...........           --           30.88          13.28           238,850
ALGER AMERICAN GROWTH PORTFOLIO
  CLASS O
  Year ended 12/31/02 ...........   $    (0.01)     $    24.63         (32.99%)      $  874,914
  Year ended 12/31/01 ...........        (5.63)          36.77         (11.81)        1,540,327
  Year ended 12/31/00 ...........        (8.46)          47.27         (14.77)        1,809,937
  Year ended 12/31/99 ...........        (5.47)          64.38          33.74         3,387,526
  Year ended 12/31/98 ...........        (7.95)          53.22          48.07         1,905,719
  Year ended 12/31/97 ...........        (0.36)          42.76          25.75         1,072,529
  Year ended 12/31/96 ...........        (0.95)          34.33          13.35           991,028
  Year ended 12/31/95 ...........        (0.32)          31.16          36.37           502,974
  Year ended 12/31/94 ...........        (1.76)          23.13           1.45           150,390
  Year ended 12/31/93 ...........        (0.03)          24.67          22.47            74,878

                                                    RATIOS/SUPPLEMENTAL DATA
                                   ---------------------------------------------------
                                                          RATIO OF NET
                                   RATIO OF EXPENSES       INVESTMENT        PORTFOLIO
                                       TO AVERAGE       INCOME (LOSS) TO     TURNOVER
                                       NET ASSETS      AVERAGE NET ASSETS      RATE
                                   -----------------   ------------------    ---------
ALGER AMERICAN MIDCAP GROWTH
PORTFOLIO
  CLASS O
  Year ended 12/31/02 ...........          0.93%              (0.56%)         323.83%
  Year ended 12/31/01 ...........          0.88               (0.45)          130.11
  Year ended 12/31/00 ...........          0.84               (0.09)          130.85
  Year ended 12/31/99 ...........          0.85               (0.21)          162.30
  Year ended 12/31/98 ...........          0.84                0.00           152.21
  Year ended 12/31/97 ...........          0.84               (0.15)          151.98
  Year ended 12/31/96 ...........          0.84                0.08            90.97
  Year ended 12/31/95 ...........          0.90               (0.25)          104.74
  Year ended 12/31/94 ...........          0.97                0.03            83.96
  Year ended 12/31/93(i)(iv) ....          1.50(iii)          (0.58)           67.22
ALGER AMERICAN SMALL
CAPITALIZATION PORTFOLIO
  CLASS O
  Year ended 12/31/02 ...........          0.97%              (0.69%)         111.82%
  Year ended 12/31/01 ...........          0.92               (0.27)          181.80
  Year ended 12/31/00 ...........          0.90                0.03           217.69
  Year ended 12/31/99 ...........          0.90               (0.28)          182.25
  Year ended 12/31/98 ...........          0.89               (0.20)          142.90
  Year ended 12/31/97 ...........          0.89               (0.12)          104.43
  Year ended 12/31/96 ...........          0.88               (0.09)          110.04
  Year ended 12/31/95 ...........          0.92               (0.48)           80.66
  Year ended 12/31/94 ...........          0.96               (0.10)          117.61
  Year ended 12/31/93 ...........          1.03               (0.35)          148.07
ALGER AMERICAN GROWTH PORTFOLIO
  CLASS O
  Year ended 12/31/02 ...........          0.85%              (0.01%)         238.03%
  Year ended 12/31/01 ...........          0.81                0.03            87.79
  Year ended 12/31/00 ...........          0.79                0.12           108.27
  Year ended 12/31/99 ...........          0.79               (0.03)          135.13
  Year ended 12/31/98 ...........          0.79                0.25           127.38
  Year ended 12/31/97 ...........          0.79                0.27           129.50
  Year ended 12/31/96 ...........          0.79                0.50            82.86
  Year ended 12/31/95 ...........          0.85                0.18           118.33
  Year ended 12/31/94 ...........          0.86                0.48           111.76
  Year ended 12/31/93 ...........          0.97                0.25           112.64

--------------------------------------------------------------------------------
(i)   Ratios have been annualized; total return has not been annualized.
(ii)  Amount was computed based on average shares outstanding during the year.
(iii) Amount has been reduced by 0.03% due to expense reimbursements.
(iv)  Commenced operations May 3, 1993.

FOR FUND INFORMATION:

By telephone:   (800) 992-3863

By mail:        The Alger American Fund
                111 Fifth Avenue
                New York, NY 10003

STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports, and make inquiries of the Fund, by calling the Fund's toll-free number or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, DC. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling (202) 942-8090. Fund documents are also available on the EDGAR database on the SEC's internet site at http://www.sec.gov.

DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED


THE ALGER AMERICAN FUND
SEC FILE #811-5550

                             THE ALGER AMERICAN FUND
                                 CLASS S SHARES

                    A POOLED FUNDING VEHICLE FOR:
                    o  VARIABLE ANNUITY CONTRACTS
                    o  VARIABLE LIFE INSURANCE POLICIES
                    o  QUALIFIED PENSION PLANS
                    o  QUALIFIED RETIREMENT PLANS

                                                     PROSPECTUS

                                                    MAY 1, 2003

                  ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
                         ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
                                ALGER AMERICAN GROWTH PORTFOLIO


As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.


An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                 [LOGO OMITTED]

                                                                       THE ALGER
                                                                   AMERICAN FUND
                                                                  CLASS S SHARES

                                                                      PROSPECTUS

                                                                     MAY 1, 2003

TABLE OF CONTENTS
--------------------------------------------------------------------------------
2 ............Risk/Return Summary: Investments, Risks & Performance

      2 ......Investments

              Alger American Small
                Capitalization Portfolio ......................2
              Alger American MidCap
                Growth Portfolio ..............................2
              Alger American Growth Portfolio .................2




      2 ......Principal Risks

              Alger American Small
                Capitalization Portfolio ......................3
              Alger American MidCap
                Growth Portfolio ..............................3
              Alger American Growth Portfolio .................3




      3 ......Performance

              Alger American Small
                Capitalization Portfolio ......................4
              Alger American MidCap
                Growth Portfolio ..............................4

              Alger American Growth Portfolio .................4





5 ............Fees and Expenses
6 ............Management and Organization
6 ............Shareholder Information

              Distributor .....................................6
              Transfer Agent ..................................6
              Classes of Fund Shares ..........................7
              Purchasing and Redeeming
              Fund Shares .....................................7

8 ............Financial Highlights


Back Cover:   How to obtain more information

[GRAPHIC OMITTED]

RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE

INVESTMENTS: THE ALGER AMERICAN FUND


The investment goal and primary approach of each portfolio is discussed individually below. All of the portfolios invest primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. They invest primarily in "growth" stocks. The Fund's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:


o     High Unit Volume Growth

      Vital, creative companies which offer goods or services to a rapidly-expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

o     Positive Life Cycle Change


      Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management; products or technologies; restructuring or reorganization; or merger and acquisition.


The company's market capitalization will dictate in which portfolio(s) it will be placed. The market capitalization of a company is its price per share multiplied by its number of outstanding shares.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

GOAL

The Alger American Small Capitalization Portfolio seeks long-term capital appreciation.

APPROACH


It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the companies in the Russell 2000 Growth Index or the S&P SmallCap 600 Index.


ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

GOAL

The Alger American MidCap Growth Portfolio seeks long-term capital appreciation.

APPROACH

It focuses on midsized companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the Russell Midcap Growth Index or the S&P MidCap 400 Index.

ALGER AMERICAN GROWTH PORTFOLIO

GOAL

The Alger American Growth Portfolio seeks long-term capital appreciation.

APPROACH

It  focuses on growing  companies  that  generally  have  broad  product  lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.


[GRAPHIC OMITTED]


PRINCIPAL RISKS

RISKS APPLICABLE TO ALL EQUITY PORTFOLIOS

As with any fund that invests in stocks, your investment will go up or down in value, and the loss of your investment is a risk of investing. A portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a Fund investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the equity portfolios' investment styles and objectives, an investment in them may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investments' values.

A portfolio's trading in some stocks may be relatively short-term, meaning the Fund may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses.

There may be additional risks applicable to a specific portfolio because of its investment approach.

RISKS APPLICABLE TO ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

An additional risk of investing in the portfolio is:


o the possibility of greater risk by investing in smaller, less seasoned companies rather than larger, more established companies owing to such factors as inexperienced management and limited financial resources


RISKS APPLICABLE TO ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

An additional risk of investing in the portfolio is:


o the possibility of greater risk by investing in medium-sized companies rather than larger, more established companies owing to such factors as inexperienced management and limited financial resources


RISKS APPLICABLE TO ALGER AMERICAN GROWTH PORTFOLIO

The portfolio's primary risks are those summarized above in "Risks Applicable to All Equity Portfolios."


[GRAPHIC OMITTED]


PERFORMANCE

The following bar charts show the changes in each portfolio's performance from year to year and give you some indication of the risks of investing in the Fund. They assume reinvestment of dividends and distributions.

The Average Annual Total Return tables compare a portfolio's performance over several periods with that of an appropriate benchmark index. The annual returns assume reinvestment of dividends and distributions. Remember that how a portfolio has performed in the past is not necessarily an indication of how it will perform in the future.


Information in the bar charts and tables is for each portfolio's Class O shares, which are the only shares that have been outstanding for at least one year. Class O shares are not offered in this Prospectus. Class S and Class O shares differ only in that Class S shares are subject to a distribution and shareholder servicing fee, while Class O shares are not. Because of the distribution and shareholder servicing fee, returns will be lower for Class S shares.


The performance disclosed in these charts does not reflect separate account charges which, if reflected, would lower returns.

Each index used in the tables is a broad index designed to track a particular market or market segment. No expenses or fees are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest on the underlying securities that make up the respective index.


The Alger AmericanGrowth Portfolio has changed its performance benchmark from the S&P500 Index to the Russell 1000 Growth Index. Alger American MidCap Growth Portfolio has changed its performance benchmark from the S&P MidCap 400 Index to the Russell Midcap Growth Index. Each replacement index tracks the performance of stocks that Fund management believes are more closely representative of those stocks normally held by the respective portfolio.


o Russell 1000 Growth Index: An index of common stocks designed to track performance of large capitalization companies with greater than average growth orientation.

o Russell 2000 Growth Index:An index of common stocks designed to track performance of small capitalization companies with greater than average growth orientation.


o Russell Midcap Growth Index: An index of common stocks designed to track performance of medium-capitalization companies with greater than average growth orientation.

o S&P 500 Index: An index of large company common stocks considered to be representative of the U.S. stock market in general.

o S&P MidCap 400 Index: An index of common stocks designed to track performance of medium capitalization companies.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

Annual Total Return as of December 31 each year (%)
Class O

                               [BAR CHART OMITTED]

             [THIS DATA REPRESENTS A BAR CHART IN THE PRINTED PIECE]

   93      94      95     96       97      98      99      00      01      02

 13.28   -4.38   44.31   4.18    11.39   15.53   43.42   -27.20  -29.51  -26.22

Best Quarter:               31.06%        Q4      1999
Worst Quarter:             -26.52%        Q1      2001

Average Annual Total Return as of December 31, 2002
Class O

                                                                         Since
                                                                       Inception
                                    1 Year       5 Years   10 Years    (9/21/88)
--------------------------------------------------------------------------------
American Small
  Capitalization                    -26.22%      -8.90%      1.30%       8.51%
Russell 2000
  Growth Index                      -30.27%      -6.59%      2.62%       5.32%

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

Annual Total Return as of December 31 each year (%)
Class O

                               [BAR CHART OMITTED]

             [THIS DATA REPRESENTS A BAR CHART IN THE PRINTED PIECE]

     94      95      96      97      98      99     00       01      02

   -1.54   44.45   11.90   15.01   30.30   31.85   9.18    -6.52   -29.54

Best Quarter:            27.07%        Q4       1998
Worst Quarter:          -18.60%        Q3       2002

Average Annual Total Return as of December 31, 2002
Class O

                                                                         Since
                                                                       Inception
                                              1 Year       5 Years      (5/3/93)
--------------------------------------------------------------------------------
American MidCap Growth                       -29.54%        4.32%        12.55%
Russell Midcap Growth Index                  -27.40%       -1.82%         7.26%
S&P MidCap 400 Index                         -14.52%        6.41%        12.27%

ALGER AMERICAN GROWTH PORTFOLIO

Annual Total Return as of December 31 each year (%)
Class O

                               [BAR CHART OMITTED]

             [THIS DATA REPRESENTS A BAR CHART IN THE PRINTED PIECE]

   93     94       95      96      97      98      99      00      01      02

 22.47   1.45    36.37   13.35   25.75   48.07   33.74   -14.77  -11.81  -32.99

Best Quarter:               25.93%        Q4        1998
Worst Quarter:             -20.20%        Q3        2002

Average Annual Total Return as of December 31, 2002
Class O

                                                                         Since
                                                                       Inception
                                    1 Year       5 Years   10 Years    (1/9/89)
--------------------------------------------------------------------------------
American Growth                    -32.99%       -0.05%      9.19%      12.06%
Russell 1000
  Growth Index                     -27.89%       -3.84%      6.71%       9.99%
S&P 500 Index                      -22.10%       -0.58%      9.35%      11.00%

[GRAPHIC OMITTED]

FEES AND EXPENSES

Investors incur certain fees and expenses in connection with an investment in the Fund. The following table shows the fees and expenses that you may incur if you buy and hold Class S shares of the portfolios.


                                                                 ANNUAL FUND OPERATING
                                                                 EXPENSES
                                                                 (expenses that are deducted
                                                                 from Fund assets)

                         SHAREHOLDER FEES
                         (fees paid directly from                       Distribution                          TOTAL ANNUAL FUND
                         your investment)            Management Fees    (12b-1) Fees     Other Expenses      OPERATING EXPENSES
===============================================================================================================================
ALGER AMERICAN SMALL            None                       .85%              .25%            .10%                   1.20%
CAPITALIZATION
PORTFOLIO

ALGER AMERICAN                  None                       .80%              .25%            .14%                   1.19%
MIDCAP GROWTH
PORTFOLIO

ALGER AMERICAN                  None                       .75%              .25%            .10%                   1.10%
GROWTH
PORTFOLIO


EXAMPLE

The following example, which reflects the shareholder fees and operating expenses listed in the preceding table, is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class S shares of the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                  1 Year       3 Years      5 Years     10 Years
--------------------------------------------------------------------------------
ALGER AMERICAN SMALL              $  122       $  381       $  660       $1,455
CAPITALIZATION
PORTFOLIO

ALGER AMERICAN                    $  121       $  378       $  654       $1,443
MIDCAP GROWTH
PORTFOLIO

ALGER AMERICAN                    $  112       $  350       $  606       $1,340
GROWTH
PORTFOLIO

The example above does not reflect charges and deductions which are or may be imposed under variable annuity contracts, variable life insurance policies or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the plan documents.


ADDITIONAL INFORMATION ABOUT
THE FUND'S INVESTMENTS

Each portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the portfolio's assets from a temporary unacceptable risk of loss, rather than directly to promote the portfolio's investment objective. The portfolio may not achieve its objective during such periods.

Other securities the portfolios may invest in are discussed in the Fund's Statement of Additional Information (see back cover).

[GRAPHIC OMITTED]

MANAGEMENT AND ORGANIZATION

MANAGER

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003


The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/02) $5.00 billion in mutual fund assets as well as $3.43 billion in other assets. The Manager is responsible for managing each portfolio's assets according to its goal and for placing orders with broker-dealers to purchase and sell securities on behalf of the portfolios. The Fund has had the same manager since inception and, for the most recent fiscal year, the portfolios paid the Manager fees at these annual rates based on a percentage of average daily net assets: Small Capitalization Portfolio--.85%; MidCap Growth Portfolio--.80%; Growth Portfolio--.75%.


PORTFOLIO MANAGERS


Fred M. Alger III is the chief market strategist for the portfolios, overseeing the investments of each portfolio since September 2001. Mr. Alger, who founded Fred Alger Management, Inc., has served as Chairman of the Board since 1964, and co-managed the portfolios prior to 1995. Dan C. Chung, CFA, David Hyun, CFA, and Jill Greenwald, CFA are the individuals responsible for the day-to-day management of portfolio investments. Mr. Chung, manager of the MidCap Growth Portfolio and co-manager of the Growth Portfolio since September 2001, has been employed by the Manager since 1994 as a Vice President and analyst from 1996 to 1999, as a Senior Vice President and senior analyst until 2000, as an Executive Vice President and portfolio manager since 2000, and as Chief Investment Officer since September 2001. Mr. Hyun, co-manager of the Growth Portfolio since September 2001, has been employed by the Manager as an Executive Vice President since September 2001, prior to which he was employed by the Manager as an analyst from 1991 until 1997 and as a Senior Vice President and portfolio manager from 1997 until June 2000; he was a portfolio manager at Oppenheimer Funds from June 2000 until September 2001. Ms. Greenwald, manager of the Small Capitalization Portfolio since November 2001, has been employed by the Manager as a Senior Vice President and portfolio manager since November 2001, prior to which she was employed by the Manager as an analyst and later a senior analyst from 1986 to 1992, as a Managing Director and senior portfolio manager at Chase Manhattan Bank from 1994 through 1999 and as a Senior Vice President and Investment Officer at J&W Seligman & Co. from 1999 until November 2001.


[GRAPHIC OMITTED]

SHAREHOLDER INFORMATION

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302

NET ASSET VALUE


The price of one share is its "net asset value" or NAV. The NAV for each portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.


The Fund generally values the assets of each portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Fund's Board of Trustees. Short-term money market instruments held by the portfolios are valued on the basis of amortized cost.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares and pays dividends and distributions by the portfolios annually. The Fund expects that these annual payments to shareholders will consist of both capital gains and net investment income. Dividends and distributions may differ between classes of shares of a portfolio.

Federal income taxation of separate accounts of insurance companies, variable annuity contracts and variable life insurance contracts is discussed in the prospectuses of participating insurance companies. Generally, distributions by the Fund will not be taxable to holders of variable annuity contracts or variable life insurance policies if the insurance company separate accounts to which those distributions are made meet certain requirements, including certain diversification requirements that the Fund has undertaken to meet, under the Internal Revenue Code. Participants in qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution from their plan accounts. Generally, distributions from plan accounts are taxable as ordinary income at the rate applicable to each participant at the time of distribu-tion. In certain cases, distributions made to a participant prior to the participant's reaching age 59 1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.

Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.

--------------------------------------------------------------------------------
                                   NAV (NET ASSET VALUE) OF A CLASS OF SHARES IS
                                    COMPUTED BY ADDING TOGETHER THE VALUE OF THE
                                  PORTFOLIO'S INVESTMENTS, CASH AND OTHER ASSETS
                             ALLOCABLE TO THE CLASS, SUBTRACTING ITS LIABILITIES
                                      AND THEN DIVIDING THE RESULT BY THE NUMBER
                                             OF OUTSTANDING SHARES OF THE CLASS.
--------------------------------------------------------------------------------

CLASSES OF FUND SHARES


Each portfolio offers two classes of shares: Class O shares and Class S shares. Only Class S shares are offered in this Prospectus. Both classes are offered only to separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The classes differ in that, according to a plan adopted under Rule 12b-1 under the Investment Company Act, Class S shares pay a distribution and shareholder servicing fee out of their assets on an ongoing basis to compensate insurance companies and pension and retirement plan service providers for distribution assistance and shareholder services. Over time, these fees will increase the cost of an investment in Class S shares and may cost an investor more than paying other types of sales charges.


PURCHASING AND REDEEMING FUND SHARES

Because the Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans, an individual cannot invest in a portfolio directly, but may do so only through one of these sources. The Fund's shares are held in the names of the separate accounts and plans.

Shares of the Fund can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Transfer Agent. All orders for purchase of shares are subject to acceptance by the Fund or its Transfer Agent. The Transfer Agent pays for redemptions within seven days after it accepts a redemption request.

The Fund may redeem some shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash.

[GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand each portfolio's financial performance for the periods shown. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the portfolio (assuming reinvestment of all dividends and distributions). Information is provided also with respect to Class O shares; Class S shares were outstanding during part of the periods shown. Class S shares have higher expense ratios and lower total returns. Information for the periods shown through December 31, 2001 has been audited by Arthur Andersen and information for the year ended December 31, 2002 has been audited by Ernst & Young LLP, the Fund's independent auditors whose report, along with the Fund's financial statements, is included in the Annual Report, which is available upon request.

Note that the Financial Highlights do not reflect charges and deductions which are or may be imposed under variable annuity contracts, variable life insurance policies or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this Prospectus or in the Plan documents.

                                                   INCOME FROM INVESTMENT OPERATIONS                LESS DIVIDENDS AND DISTRIBUTIONS
                                                   ---------------------------------                --------------------------------
                                       NET ASSET                       NET REALIZED                                   DISTRIBUTIONS
                                         VALUE                        AND UNREALIZED   TOTAL FROM   DIVIDENDS FROM      FROM NET
                                       BEGINNING    NET INVESTMENT     GAIN (LOSS)     INVESTMENT   NET INVESTMENT      REALIZED
                                       OF PERIOD     INCOME (LOSS)    ON INVESTMENTS   OPERATIONS       INCOME           GAINS
                                       ---------     -------------    --------------   ----------   --------------    -------------
ALGER AMERICAN MIDCAP
GROWTH PORTFOLIO
  CLASS S
  Eight months ended 12/31/02(i)(v) . $    16.69    $    (0.07)       $    (4.19)     $    (4.26)          --                 --
  CLASS O
  Year ended 12/31/02 ............... $    17.67    $    (0.10)       $    (5.12)     $    (5.22)  $       --         $       --
  Year ended 12/31/01 ...............      30.62         (0.09)(ii)        (1.23)          (1.32)          --             (11.63)
  Year ended 12/31/00 ...............      32.23         (0.03)(ii)         2.79            2.76           --              (4.37)
  Year ended 12/31/99 ...............      28.87         (0.05)             8.00            7.95           --              (4.59)
  Year ended 12/31/98 ...............      24.18          0.00(ii)          6.95            6.95           --              (2.26)
  Year ended 12/31/97 ...............      21.35         (0.04)             3.20            3.16        (0.01)             (0.32)
  Year ended 12/31/96 ...............      19.44          0.03              2.29            2.32           --              (0.41)
  Year ended 12/31/95 ...............      13.46         (0.03)             6.01            5.98           --                 --
  Year ended 12/31/94 ...............      13.72          0.00(ii)         (0.21)          (0.21)          --              (0.05)
  Year ended 12/31/93(i)(iv) ........      10.00         (0.02)             3.88            3.86           --              (0.14)

ALGER AMERICAN SMALL
CAPITALIZATION PORTFOLIO
  CLASS S
  Eight months ended 12/31/02(i)(v) . $    16.02    $    (0.08)       $    (3.75)     $    (3.83)          --                 --
  CLASS O
  Year ended 12/31/02 ............... $    16.55    $    (0.11)       $    (4.23)     $    (4.34)  $       --         $       --
  Year ended 12/31/01 ...............      23.49         (0.03)            (6.90)          (6.93)       (0.01)                --
  Year ended 12/31/00 ...............      55.15          0.01(ii)        (12.80)         (12.79)          --             (18.87)
  Year ended 12/31/99 ...............      43.97         (0.12)(ii)        16.98           16.86           --              (5.68)
  Year ended 12/31/98 ...............      43.75         (0.02)             6.30            6.28           --              (6.06)
  Year ended 12/31/97 ...............      40.91         (0.05)(ii)         4.45            4.40           --              (1.56)
  Year ended 12/31/96 ...............      39.41         (0.04)(ii)         1.70            1.66           --              (0.16)
  Year ended 12/31/95 ...............      27.31         (0.09)            12.19           12.10           --                 --
  Year ended 12/31/94 ...............      30.88         (0.03)(ii)        (1.45)          (1.48)          --              (2.09)
  Year ended 12/31/93 ...............      27.26         (0.05)             3.67            3.62           --                 --

ALGER AMERICAN GROWTH PORTFOLIO
  CLASS S
  Eight months ended 12/31/02(i)(v) . $    33.28    $    (0.01)       $    (8.66)     $    (8.67)          --                 --
  CLASS O
  Year ended 12/31/02 ............... $    36.77    $    (0.01)       $   (12.12)     $   (12.13)  $    (0.01)        $       --
  Year ended 12/31/01 ...............      47.27          0.01             (4.88)          (4.87)       (0.10)             (5.53)
  Year ended 12/31/00 ...............      64.38          0.10             (8.75)          (8.65)          --              (8.46)
  Year ended 12/31/99 ...............      53.22         (0.03)            16.66           16.63        (0.08)             (5.39)
  Year ended 12/31/98 ...............      42.76          0.09             18.32           18.41        (0.13)             (7.82)
  Year ended 12/31/97 ...............      34.33          0.13              8.66            8.79        (0.13)             (0.23)
  Year ended 12/31/96 ...............      31.16          0.12              4.00            4.12        (0.02)             (0.93)
  Year ended 12/31/95 ...............      23.13          0.02              8.33            8.35        (0.07)             (0.25)
  Year ended 12/31/94 ...............      24.67          0.07              0.15            0.22        (0.03)             (1.73)
  Year ended 12/31/93 ...............      20.17          0.03              4.50            4.53        (0.03)                --

                                                                      NET ASSET                            NET ASSETS,
                                                    TOTAL            VALUE, END                           END OF PERIOD
                                                DISTRIBUTIONS         OF PERIOD          TOTAL RETURN    (000'S OMITTED)
                                                -------------        ----------          ------------    ---------------
ALGER AMERICAN MIDCAP
GROWTH PORTFOLIO
  CLASS S
  Eight months ended 12/31/02(i)(v) ...........          --         $    12.43             (25.52%)        $        8
  CLASS O
  Year ended 12/31/02 .........................  $       --         $    12.45             (29.54%)        $  240,063
  Year ended 12/31/01 .........................      (11.63)             17.67              (6.52)            355,015
  Year ended 12/31/00 .........................       (4.37)             30.62               9.18             332,734
  Year ended 12/31/99 .........................       (4.59)             32.23              31.85             931,397
  Year ended 12/31/98 .........................       (2.26)             28.87              30.30             689,571
  Year ended 12/31/97 .........................       (0.33)             24.18              15.01             444,967
  Year ended 12/31/96 .........................       (0.41)             21.35              11.90             394,847
  Year ended 12/31/95 .........................          --              19.44              44.45             185,349
  Year ended 12/31/94 .........................       (0.05)             13.46              (1.54)             62,178
  Year ended 12/31/93(i)(iv) ..................       (0.14)             13.72              38.67              21,301

ALGER AMERICAN SMALL
CAPITALIZATION PORTFOLIO
  CLASS S
  Eight months ended 12/31/02(i)(v) ...........          --         $    12.19             (23.91%)        $        7
  CLASS O
  Year ended 12/31/02 .........................  $       --         $    12.21             (26.22%)        $  376,550
  Year ended 12/31/01 .........................       (0.01)             16.55             (29.51)            517,364
  Year ended 12/31/00 .........................      (18.87)             23.49             (27.20)            700,370
  Year ended 12/31/99 .........................       (5.68)             55.15              43.42             674,864
  Year ended 12/31/98 .........................       (6.06)             43.97              15.53           1,216,584
  Year ended 12/31/97 .........................       (1.56)             43.75              11.39             997,586
  Year ended 12/31/96 .........................       (0.16)             40.91               4.18           1,469,518
  Year ended 12/31/95 .........................          --              39.41              44.31             984,212
  Year ended 12/31/94 .........................       (2.09)             27.31              (4.38)            397,037
  Year ended 12/31/93 .........................          --              30.88              13.28             238,850

ALGER AMERICAN GROWTH PORTFOLIO
  CLASS S
  Eight months ended 12/31/02(i)(v) ...........          --         $    24.61             (26.05%)        $       19
  CLASS O
  Year ended 12/31/02 .........................  $    (0.01)        $    24.63             (32.99%)        $  874,914
  Year ended 12/31/01 .........................       (5.63)             36.77             (11.81)          1,540,327
  Year ended 12/31/00 .........................       (8.46)             47.27             (14.77)          1,809,937
  Year ended 12/31/99 .........................       (5.47)             64.38              33.74           3,387,526
  Year ended 12/31/98 .........................       (7.95)             53.22              48.07           1,905,719
  Year ended 12/31/97 .........................       (0.36)             42.76              25.75           1,072,529
  Year ended 12/31/96 .........................       (0.95)             34.33              13.35             991,028
  Year ended 12/31/95 .........................       (0.32)             31.16              36.37             502,974
  Year ended 12/31/94 .........................       (1.76)             23.13               1.45             150,390
  Year ended 12/31/93 .........................       (0.03)             24.67              22.47              74,878

                                                              RATIOS/SUPPLEMENTAL DATA
                                               ---------------------------------------------------
                                                                     RATIO OF NET
                                                                      INVESTMENT
                                               RATIO OF EXPENSES     INCOME(LOSS)          PORTFOLIO
                                                   TO AVERAGE         TO AVERAGE           TURNOVER
                                                   NET ASSETS         NET ASSETS             RATE
                                               -----------------     ------------          ---------
ALGER AMERICAN MIDCAP
GROWTH PORTFOLIO
  CLASS S
  Eight months ended 12/31/02(i)(v) .............      1.19%            (0.75%)            323.83%
  CLASS O
  Year ended 12/31/02 ...........................      0.93%            (0.56%)            323.83%
  Year ended 12/31/01 ...........................      0.88             (0.45)             130.11
  Year ended 12/31/00 ...........................      0.84             (0.09)             130.85
  Year ended 12/31/99 ...........................      0.85             (0.21)             162.30
  Year ended 12/31/98 ...........................      0.84              0.00              152.21
  Year ended 12/31/97 ...........................      0.84             (0.15)             151.98
  Year ended 12/31/96 ...........................      0.84              0.08               90.97
  Year ended 12/31/95 ...........................      0.90             (0.25)             104.74
  Year ended 12/31/94 ...........................      0.97              0.03               83.96
  Year ended 12/31/93(i)(iv) ....................      1.50(iii)        (0.58)              67.22

ALGER AMERICAN SMALL
CAPITALIZATION PORTFOLIO
  CLASS S
  Eight months ended 12/31/02(i)(v) .............      1.20%            (0.87%)            111.82%
  CLASS O
  Year ended 12/31/02 ...........................      0.97%            (0.69%)            111.82%
  Year ended 12/31/01 ...........................      0.92             (0.27)             181.80
  Year ended 12/31/00 ...........................      0.90              0.03              217.69
  Year ended 12/31/99 ...........................      0.90             (0.28)             182.25
  Year ended 12/31/98 ...........................      0.89             (0.20)             142.90
  Year ended 12/31/97 ...........................      0.89             (0.12)             104.43
  Year ended 12/31/96 ...........................      0.88             (0.09)             110.04
  Year ended 12/31/95 ...........................      0.92             (0.48)              80.66
  Year ended 12/31/94 ...........................      0.96             (0.10)             117.61
  Year ended 12/31/93 ...........................      1.03             (0.35)             148.07

ALGER AMERICAN GROWTH PORTFOLIO
  CLASS S
  Eight months ended 12/31/02(i)(v) .............      1.10%            (0.13%)            238.03%
  CLASS O
  Year ended 12/31/02 ...........................      0.85%            (0.01%)            238.03%
  Year ended 12/31/01 ...........................      0.81              0.03               87.79
  Year ended 12/31/00 ...........................      0.79              0.12              108.27
  Year ended 12/31/99 ...........................      0.79             (0.03)             135.13
  Year ended 12/31/98 ...........................      0.79              0.25              127.38
  Year ended 12/31/97 ...........................      0.79              0.27              129.50
  Year ended 12/31/96 ...........................      0.79              0.50               82.86
  Year ended 12/31/95 ...........................      0.85              0.18              118.33
  Year ended 12/31/94 ...........................      0.86              0.48              111.76
  Year ended 12/31/93 ...........................      0.97              0.25              112.64

--------------------------------------------------------------------------------
(i)   Ratios have been annualized; total return has not been annualized.
(ii)  Amount was computed based on average shares outstanding during the year.
(iii) Amount has been reduced by 0.03% due to expense reimbursements.
(iv)  Commenced operations May 3, 1993.
(v)   Commenced operations May 1, 2002.



                                      8 & 9

FOR FUND INFORMATION:

By telephone:   (800) 992-3863

By mail:        The Alger American Fund
                111 Fifth Avenue
                New York, NY 10003

STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports, and make inquiries of the Fund, by calling the Fund's toll-free number or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, DC. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling (202) 942-8090. Fund documents are also available on the EDGAR database on the SEC's internet site at http://www.sec.gov.

DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED


THE ALGER AMERICAN FUND
SEC FILE #811-5550

                             THE ALGER AMERICAN FUND
                                 CLASS O SHARES

                        A POOLED FUNDING VEHICLE FOR:
                        o  VARIABLE ANNUITY CONTRACTS
                        o  VARIABLE LIFE INSURANCE POLICIES
                        o  QUALIFIED PENSION PLANS
                        o  QUALIFIED RETIREMENT PLANS

                                                            PROSPECTUS

                                                           MAY 1, 2003

                         ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
                                ALGER AMERICAN MIDCAP GROWTH PORTFOLIO


As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.


An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                 [LOGO OMITTED]

                                                                       THE ALGER
                                                                   AMERICAN FUND

                                                                  CLASS O SHARES

                                                                      PROSPECTUS

                                                                     MAY 1, 2003

TABLE OF CONTENTS

2 ............Risk/Return Summary: Investments,
              Risks & Performance

      2 ......Investments

              Alger American Small
              Capitalization Portfolio ......................2
              Alger American MidCap
              Growth Portfolio ..............................2




      2 ......Principal Risks

              Alger American Small
              Capitalization Portfolio ......................2
              Alger American MidCap
              Growth Portfolio ..............................3





      3 ......Performance

              Alger American Small
              Capitalization Portfolio ......................3
              Alger American MidCap
              Growth Portfolio ..............................3





4 ............Fees and Expenses
5 ............Management & Organization
5 ............Shareholder Information

              Distributor ...................................5
              Transfer Agent ................................5
              Classes of Fund Shares ........................6
              Purchasing and Redeeming
              Fund Shares ...................................6

8 ............Financial Highlights


Back Cover:   How to obtain more information

[GRAPHIC OMITTED]

RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE

INVESTMENTS: THE ALGER AMERICAN FUND


The investment goal and primary approach of each portfolio is discussed individually below. All of the portfolios invest primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. They invest primarily in "growth" stocks. The Fund's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:


o     High Unit Volume Growth

      Vital, creative companies which offer goods or services to a rapidly-expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

o     Positive Life Cycle Change


      Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management; products or technologies; restructuring or reorganization; or merger and acquisition.


The company's market capitalization will dictate in which portfolio(s) it will be placed. The market capitalization of a company is its price per share multiplied by its number of outstanding shares.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

GOAL

The Alger American Small Capitalization Portfolio seeks long-term capital appreciation.

APPROACH

It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly-expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the companies in the Russell 2000 Growth Index or the S&P SmallCap 600 Index.

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

GOAL

The Alger American MidCap Growth Portfolio seeks long-term capital appreciation.

APPROACH

It focuses on midsized companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the Russell Midcap Growth Index or the S&P MidCap 400 Index.


[GRAPHIC OMITTED]


PRINCIPAL RISKS

RISKS APPLICABLE TO ALL EQUITY PORTFOLIOS

As with any fund that invests in stocks, your investment will go up or down in value, and the loss of your investment is a risk of investing. A portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a Fund investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the equity portfolios' investment styles and objectives, an investment in them may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investments' values.

A portfolio's trading in some stocks may be relatively short-term, meaning the Fund may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses.

There may be additional risks applicable to a specific portfolio because of its investment approach.

RISKS APPLICABLE TO ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

An additional risk of investing in the portfolio is:

o the possibility of greater risk by investing in smaller, less seasoned companies rather than larger, more-established com-panies owing to such factors as inexperienced management and limited financial resources

RISKS APPLICABLE TO ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

An additional risk of investing in the portfolio is:

o the possibility of greater risk by investing in medium-sized companies rather than larger, more-established companies owing to such factors as inexperienced management and limited financial resources


[GRAPHIC OMITTED]


PERFORMANCE

The following bar charts show the changes in each portfolio's performance from year to year and give you some indication of the risks of investing in the Fund. They assume reinvestment of dividends and distributions.

The Average Annual Total Return tables compare a portfolio's performance over several periods with that of an appropriate benchmark index. The annual returns assume reinvestment of dividends and distributions. Remember that how a portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

The performance disclosed in these charts does not reflect separate account charges which, if reflected, would lower returns.

Each index used in the tables is a broad index designed to track a particular market or market segment. No expenses or fees are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest on the underlying securities that make up the respective index.


Alger American MidCap Growth Portfolio has changed its performance benchmark from the S&P MidCap 400 Index to the Russell Midcap Growth Index. The replacement index tracks the performance of stocks that Fund management believes are more closely representative of those stocks normally held by the portfolio.

o Russell 2000 Growth Index: An index of common stocks designed to track performance of small capitalization companies with greater than average growth orientation.

o Russell Midcap Growth Index: An index of common stocks designed to track performance of medium-capitalization companies with greater than average growth orientation.

o S&P MidCap 400 Index: An index of common stocks designed to track performance of medium capitalization companies.


ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

Annual Total Return as of December 31 each year (%)
Class O

                               [BAR CHART OMITTED]

             [THIS DATA REPRESENTS A BAR CHART IN THE PRINTED PIECE]

   93      94      95     96       97      98      99      00      01      02

 13.28   -4.38   44.31   4.18    11.39   15.53   43.42   -27.20  -29.51  -26.22

Best Quarter:      31.06%     Q4    1999
Worst Quarter:    -26.52%     Q1    2001

Average Annual Total Return as of December 31, 2002
Class O

                                                                         Since
                                                                       Inception
                              1 Year        5 Years        10 Years    (9/21/88)
--------------------------------------------------------------------------------
American Small
  Capitalization             -26.22%         -8.90%          1.30%        8.51%
Russell 2000
  Growth Index               -30.27%         -6.59%          2.62%        5.32%

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

Annual Total Return as of December 31 each year (%)
Class O

                               [BAR CHART OMITTED]

             [THIS DATA REPRESENTS A BAR CHART IN THE PRINTED PIECE]

      94      95      96      97      98      99     00       01      02

    -1.54   44.45   11.90   15.01   30.30   31.85   9.18    -6.52   -29.54

Best Quarter:     27.07%     Q4     1998
Worst Quarter:   -18.60%     Q3     2002

Average Annual Total Return as of December 31, 2002
Class O


                                                                         Since
                                                                       Inception
                                              1 Year        5 Years     (5/3/93)
--------------------------------------------------------------------------------

American MidCap Growth                       -29.54%          4.32%      12.55%
Russell Midcap Growth Index                  -27.40%         -1.82%       7.26%
S&P MidCap 400 Index                         -14.52%          6.41%      12.27%

The Fund also offers Class S shares. Class S and Class O shares differ only in that Class S shares are subject to a distribution and shareholder servicing fee, while Class O shares are not. Because of the distribution and shareholder servicing fee, returns will be lower for Class S shares.

[GRAPHIC OMITTED]

FEES AND EXPENSES

Investors incur certain fees and expenses in connection with an investment in the Fund. The following table shows the fees and expenses that you may incur if you buy and hold Class O shares of the portfolios.


                                                                 ANNUAL FUND OPERATING
                                                                 EXPENSES
                                                                 (expenses that are deducted
                                                                 from Fund assets)

                         SHAREHOLDER FEES
                         (fees paid directly from                       Distribution                          TOTAL ANNUAL FUND
                         your investment)            Management Fees    (12b-1) Fees     Other Expenses      OPERATING EXPENSES
===============================================================================================================================
ALGER AMERICAN                  None                       .85%              None            .12%                   .97%
SMALL CAPITALIZATION
PORTFOLIO

ALGER AMERICAN                  None                       .80%              None            .13%                   .93%
MIDCAP GROWTH
PORTFOLIO


EXAMPLE

The following example, which reflects the shareholder fees and operating expenses listed in the preceding table, is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class O shares of the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                  1 Year       3 Years      5 Years     10 Years
--------------------------------------------------------------------------------

ALGER AMERICAN                    $   99       $  309       $  536       $1,190
SMALL CAPITALIZATION
PORTFOLIO

ALGER AMERICAN                    $   95       $  296       $  515       $1,143
MIDCAP GROWTH
PORTFOLIO

The example above does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this Prospectus or in the plan documents.


ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS

Each portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the portfolio's assets from a temporary unacceptable risk of loss, rather than directly to promote the portfolio's investment objective. The portfolio may not achieve its objective during such periods.

Other securities the portfolios may invest in are discussed in the Fund's Statement of Additional Information (see back cover).

[GRAPHIC OMITTED]

MANAGEMENT AND ORGANIZATION

MANAGER

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003


The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/02) $5.00 billion in mutual fund assets as well as $3.43 billion in other assets. The Manager is responsible for managing each portfolio's assets according to its goal and for placing orders with broker-dealers to purchase and sell securities on behalf of the portfolios. The Fund has had the same manager since inception and, for the most recent fiscal year, the portfolios paid the Manager fees at these annual rates based on a percentage of average daily net assets: Small Capitalization Portfolio--.85%; MidCap Growth Portfolio--.80%.


PORTFOLIO MANAGERS


Fred M. Alger III is the chief market strategist for the portfolios, overseeing the investments of each portfolio since September 2001. Mr. Alger, who founded Fred Alger Management, Inc., has served as Chairman of the Board since 1964, and co-managed the portfolios prior to 1995. Dan C. Chung, CFA, and Jill Greenwald, CFA are the individuals responsible for the day-to-day management of portfolio investments. Mr. Chung, manager of the MidCap Growth Portfolio since September 2001, has been employed by the Manager since 1994 as a Vice President and analyst from 1996 to 1999, as a Senior Vice President and senior analyst until 2000, as an Executive Vice President and portfolio manager since 2000, and as Chief Investment Officer since September 2001. Ms. Greenwald, manager of the Small Capitalization Portfolio since November 2001, has been employed by the Manager as a Senior Vice President and portfolio manager since November 2001, prior to which she was employed by the Manager as an analyst and later a senior analyst from 1986 to 1992, as a Managing Director and senior portfolio manager at Chase Manhattan Bank from 1994 through 1999 and as a Senior Vice President and Investment Officer at J&W Seligman & Co. from 1999 until November 2001.


[GRAPHIC OMITTED]

SHAREHOLDER INFORMATION

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302

NET ASSET VALUE


The price of one share is its "net asset value" or NAV. The NAV for each portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.


The Fund generally values the assets of each portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Fund's Board of Trustees. Short-term money market instruments held by the portfolios are valued on the basis of amortized cost.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares and pays dividends and distributions by the portfolios annually. The Fund expects that these annual payments to shareholders will consist of both capital gains and net investment income. Dividends and distributions may differ between classes of shares of a portfolio.

Federal income taxation of separate accounts of insurance companies, variable annuity contracts and variable life insurance contracts is discussed in the prospectuses of participating insurance companies. Generally, distributions by the Fund will not be taxable to holders of variable annuity contracts or variable life insurance policies if the insurance company separate accounts to which those distributions are made meet certain requirements, including certain diversification requirements that the Fund has undertaken to meet, under the Internal Revenue Code. Participants in qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution from their plan accounts. Generally, distributions from plan accounts are taxable as ordinary income at the rate applicable to each participant at the time of distribution. In certain cases, distributions made to a participant prior to the participant's reaching age 59 1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.

Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.

--------------------------------------------------------------------------------
                                   NAV (NET ASSET VALUE) OF A CLASS OF SHARES IS
                                    COMPUTED BY ADDING TOGETHER THE VALUE OF THE
                                  PORTFOLIO'S INVESTMENTS, CASH AND OTHER ASSETS
                             ALLOCABLE TO THE CLASS, SUBTRACTING ITS LIABILITIES
                                      AND THEN DIVIDING THE RESULT BY THE NUMBER
                                             OF OUTSTANDING SHARES OF THE CLASS.
--------------------------------------------------------------------------------

CLASSES OF FUND SHARES

Each portfolio offers two classes of shares: Class O shares and Class S shares. Only Class O shares are offered in this prospectus. Both classes are offered only to separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The classes differ only in that Class S shares are subject to a distribution and shareholder servicing fee, while Class O shares are not.

PURCHASING AND REDEEMING FUND SHARES

Because the Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans, an individual cannot invest in a portfolio directly, but may do so only through one of these sources.

The Fund's shares are held in the names of the separate accounts and plans.

Shares of the Fund can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Transfer Agent. All orders for purchase of shares are subject to acceptance by the Fund or its Transfer Agent. The Transfer Agent pays for redemptions within seven days after it accepts a redemption request.

The Fund may redeem some shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash.

                      [This page intentionally left blank]

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand each portfolio's financial performance for the periods shown. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the portfolio (assuming reinvestment of all dividends and distributions). Information for the periods shown through December 31, 2001 has been audited by Arthur Andersen LLP and information for the year ended December 31, 2002 has been audited by Ernst & Young LLP, the Fund's independent auditors whose report, along with the Fund's financial statements, is included in the Annual Report, which is available upon request.

Note that the Financial Highlights do not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this Prospectus or in the Plan documents.

                                                    INCOME FROM INVESTMENT OPERATIONS               LESS DIVIDENDS AND DISTRIBUTIONS
                                                    ---------------------------------               --------------------------------
                                       NET ASSET                       NET REALIZED                                   DISTRIBUTIONS
                                         VALUE                        AND UNREALIZED    TOTAL FROM    DIVIDENDS FROM     FROM NET
                                       BEGINNING    NET INVESTMENT     GAIN (LOSS)      INVESTMENT    NET INVESTMENT    REALIZED
                                       OF PERIOD    INCOME (LOSS)     ON INVESTMENTS    OPERATIONS        INCOME          GAINS
                                       ---------    --------------    --------------    ----------    --------------  -------------
ALGER AMERICAN MIDCAP GROWTH
PORTFOLIO
  CLASS O
  Year ended 12/31/02 ..............  $    17.67     $    (0.10)        $    (5.12)     $    (5.22)     $       --     $       --
  Year ended 12/31/01 ..............       30.62          (0.09)(ii)         (1.23)          (1.32)             --         (11.63)
  Year ended 12/31/00 ..............       32.23          (0.03)(ii)          2.79            2.76              --          (4.37)
  Year ended 12/31/99 ..............       28.87          (0.05)              8.00            7.95              --          (4.59)
  Year ended 12/31/98 ..............       24.18           0.00(ii)           6.95            6.95              --          (2.26)
  Year ended 12/31/97 ..............       21.35          (0.04)              3.20            3.16           (0.01)         (0.32)
  Year ended 12/31/96 ..............       19.44           0.03               2.29            2.32              --          (0.41)
  Year ended 12/31/95 ..............       13.46          (0.03)              6.01            5.98              --             --
  Year ended 12/31/94 ..............       13.72           0.00(ii)          (0.21)          (0.21)             --          (0.05)
  Year ended 12/31/93(i)(iv) .......       10.00          (0.02)              3.88            3.86              --          (0.14)
ALGER AMERICAN SMALL CAPITALIZATION
PORTFOLIO
  CLASS O
  Year ended 12/31/02 ..............  $    16.55     $    (0.11)        $    (4.23)     $    (4.34)     $       --     $       --
  Year ended 12/31/01 ..............       23.49          (0.03)             (6.90)          (6.93)          (0.01)            --
  Year ended 12/31/00 ..............       55.15           0.01(ii)         (12.80)         (12.79)             --         (18.87)
  Year ended 12/31/99 ..............       43.97          (0.12)(ii)         16.98           16.86              --          (5.68)
  Year ended 12/31/98 ..............       43.75          (0.02)              6.30            6.28              --          (6.06)
  Year ended 12/31/97 ..............       40.91          (0.05)(ii)          4.45            4.40              --          (1.56)
  Year ended 12/31/96 ..............       39.41          (0.04)(ii)          1.70            1.66              --          (0.16)
  Year ended 12/31/95 ..............       27.31          (0.09)             12.19           12.10              --             --
  Year ended 12/31/94 ..............       30.88          (0.03)(ii)         (1.45)          (1.48)             --          (2.09)
  Year ended 12/31/93 ..............       27.26          (0.05)              3.67            3.62              --             --

                                                         NET ASSET                       NET ASSETS,
                                           TOTAL         VALUE, END                     END OF PERIOD
                                       DISTRIBUTIONS     OF PERIOD      TOTAL RETURN   (000'S OMITTED)
                                       -------------     ----------     ------------   ---------------
ALGER AMERICAN MIDCAP GROWTH
PORTFOLIO
  CLASS O
  Year ended 12/31/02 ..............    $       --      $    12.45         (29.54%)      $  240,063
  Year ended 12/31/01 ..............        (11.63)          17.67          (6.52)          355,015
  Year ended 12/31/00 ..............         (4.37)          30.62           9.18           332,734
  Year ended 12/31/99 ..............         (4.59)          32.23          31.85           931,397
  Year ended 12/31/98 ..............         (2.26)          28.87          30.30           689,571
  Year ended 12/31/97 ..............         (0.33)          24.18          15.01           444,967
  Year ended 12/31/96 ..............         (0.41)          21.35          11.90           394,847
  Year ended 12/31/95 ..............            --           19.44          44.45           185,349
  Year ended 12/31/94 ..............         (0.05)          13.46          (1.54)           62,178
  Year ended 12/31/93(i)(iv) .......         (0.14)          13.72          38.67            21,301
ALGER AMERICAN SMALL CAPITALIZATION
PORTFOLIO
  CLASS O
  Year ended 12/31/02 ..............    $       --      $    12.21         (26.22%)      $  376,550
  Year ended 12/31/01 ..............         (0.01)          16.55         (29.51)          517,364
  Year ended 12/31/00 ..............        (18.87)          23.49         (27.20)          700,370
  Year ended 12/31/99 ..............         (5.68)          55.15          43.42           674,864
  Year ended 12/31/98 ..............         (6.06)          43.97          15.53         1,216,584
  Year ended 12/31/97 ..............         (1.56)          43.75          11.39           997,586
  Year ended 12/31/96 ..............         (0.16)          40.91           4.18         1,469,518
  Year ended 12/31/95 ..............            --           39.41          44.31           984,212
  Year ended 12/31/94 ..............         (2.09)          27.31          (4.38)          397,037
  Year ended 12/31/93 ..............            --           30.88          13.28           238,850

                                                       RATIOS/SUPPLEMENTAL DATA
                                       -------------------------------------------------
                                                             RATIO OF NET
                                       RATIO OF EXPENSES      INVESTMENT       PORTFOLIO
                                          TO AVERAGE       INCOME (LOSS) TO    TURNOVER
                                          NET ASSETS      AVERAGE NET ASSETS     RATE
                                       -----------------  ------------------   ---------
ALGER AMERICAN MIDCAP GROWTH
PORTFOLIO
  CLASS O
  Year ended 12/31/02 ..............          0.93%              (0.56%)         323.83%
  Year ended 12/31/01 ..............          0.88               (0.45)          130.11
  Year ended 12/31/00 ..............          0.84               (0.09)          130.85
  Year ended 12/31/99 ..............          0.85               (0.21)          162.30
  Year ended 12/31/98 ..............          0.84                0.00           152.21
  Year ended 12/31/97 ..............          0.84               (0.15)          151.98
  Year ended 12/31/96 ..............          0.84                0.08            90.97
  Year ended 12/31/95 ..............          0.90               (0.25)          104.74
  Year ended 12/31/94 ..............          0.97                0.03            83.96
  Year ended 12/31/93(i)(iv) .......          1.50(iii)          (0.58)           67.22
ALGER AMERICAN SMALL CAPITALIZATION
PORTFOLIO
  CLASS O
  Year ended 12/31/02 ..............          0.97%              (0.69%)         111.82%
  Year ended 12/31/01 ..............          0.92               (0.27)          181.80
  Year ended 12/31/00 ..............          0.90                0.03           217.69
  Year ended 12/31/99 ..............          0.90               (0.28)          182.25
  Year ended 12/31/98 ..............          0.89               (0.20)          142.90
  Year ended 12/31/97 ..............          0.89               (0.12)          104.43
  Year ended 12/31/96 ..............          0.88               (0.09)          110.04
  Year ended 12/31/95 ..............          0.92               (0.48)           80.66
  Year ended 12/31/94 ..............          0.96               (0.10)          117.61
  Year ended 12/31/93 ..............          1.03               (0.35)          148.07

--------------------------------------------------------------------------------
(i)   Ratios have been annualized; total return has not been annualized.
(ii)  Amount was computed based on average shares outstanding during the year.
(iii) Amount has been reduced by 0.03% due to expense reimbursements.
(iv)  Commenced operations May 3, 1993.

FOR FUND INFORMATION:

By telephone:   (800) 992-3863

By mail:        The Alger American Fund
                111 Fifth Avenue
                New York, NY 10003

STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports, and make inquiries of the Fund, by calling the Fund's toll-free number or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, DC. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling (202) 942-8090. Fund documents are also available on the EDGAR database on the SEC's internet site at http://www.sec.gov.

DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED


THE ALGER AMERICAN FUND
SEC FILE #811-5550

                             THE ALGER AMERICAN FUND
                                 CLASS S SHARES

                    A POOLED FUNDING VEHICLE FOR:
                    o  VARIABLE ANNUITY CONTRACTS
                    o  VARIABLE LIFE INSURANCE POLICIES
                    o  QUALIFIED PENSION PLANS
                    o  QUALIFIED RETIREMENT PLANS

                                                     PROSPECTUS

                                                    MAY 1, 2003

                  ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
                         ALGER AMERICAN MIDCAP GROWTH PORTFOLIO


As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.


An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                 [LOGO OMITTED]

                                                                       THE ALGER
                                                                   AMERICAN FUND
                                                                  CLASS S SHARES

                                                                      PROSPECTUS

                                                                     MAY 1, 2003

TABLE OF CONTENTS
--------------------------------------------------------------------------------


2 ............Risk/Return Summary: Investments,
              Risks & Performance

      2 ......Investments

              Alger American Small
                Capitalization Portfolio ......................2
              Alger American MidCap
                Growth Portfolio ..............................2

      2 ......Principal Risks

              Alger American Small
                Capitalization Portfolio ......................2
              Alger American MidCap
                Growth Portfolio ..............................3





      3 ......Performance

              Alger American Small
                Capitalization Portfolio ......................3
              Alger American MidCap
                Growth Portfolio ..............................3

4 ............Fees and Expenses
5 ............Management and Organization
5 ............Shareholder Information

              Distributor .....................................5
              Transfer Agent ..................................5
              Classes of Fund Shares ..........................6
              Purchasing and Redeeming
              Fund Shares .....................................6

8 ............Financial Highlights


Back Cover:   How to obtain more information

[GRAPHIC OMITTED]

RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE

INVESTMENTS: THE ALGER AMERICAN FUND


The investment goal and primary approach of each portfolio is discussed individually below. All of the portfolios invest primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. They invest primarily in "growth" stocks. The Fund's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:


o     High Unit Volume Growth

      Vital, creative companies which offer goods or services to a rapidly-expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

o     Positive Life Cycle Change


      Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management; products or technologies; restructuring or reorganization; or merger and acquisition.


The company's market capitalization will dictate in which portfolio(s) it will be placed. The market capitalization of a company is its price per share multiplied by its number of outstanding shares.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

GOAL

The Alger American Small Capitalization Portfolio seeks long-term capital appreciation.

APPROACH


It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the companies in the Russell 2000 Growth Index or the S&P SmallCap 600 Index.

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

GOAL

The Alger American MidCap Growth Portfolio seeks long-term capital appreciation.

APPROACH

It focuses on midsized companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the Russell Midcap Growth Index or the S&P MidCap 400 Index.


[GRAPHIC OMITTED]


PRINCIPAL RISKS

RISKS APPLICABLE TO ALL EQUITY PORTFOLIOS

As with any fund that invests in stocks, your investment will go up or down in value, and the loss of your investment is a risk of investing. A portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a Fund investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the equity portfolios' investment styles and objectives, an investment in them may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investments' values.

A portfolio's trading in some stocks may be relatively short-term, meaning the Fund may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses.

There may be additional risks applicable to a specific portfolio because of its investment approach.

RISKS APPLICABLE TO ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

An additional risk of investing in the portfolio is:


o the possibility of greater risk by investing in smaller, less seasoned companies rather than larger, more established companies owing to such factors as inexperienced management and limited financial resources

RISKS APPLICABLE TO ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

An additional risk of investing in the portfolio is:


o the possibility of greater risk by investing in medium-sized companies rather than larger, more established companies owing to such factors as inexperienced management and limited financial resources



[GRAPHIC OMITTED]


PERFORMANCE

The following bar charts show the changes in each portfolio's performance from year to year and give you some indication of the risks of investing in the Fund. They assume reinvestment of dividends and distributions.

The Average Annual Total Return tables compare a portfolio's performance over several periods with that of an appropriate benchmark index. The annual returns assume reinvestment of dividends and distributions. Remember that how a portfolio has performed in the past is not necessarily an indication of how it will perform in the future.


Information in the bar charts and tables is for each portfolio's Class O shares, which are the only shares that have been outstanding for at least one year. Class O shares are not offered in this Prospectus. Class S and Class O shares differ only in that Class S shares are subject to a distribution and shareholder servicing fee, while Class O shares are not. Because of the distribution and shareholder servicing fee, returns will be lower for Class S shares.


The performance disclosed in these charts does not reflect separate account charges which, if reflected, would lower returns.

Each index used in the tables is a broad index designed to track a particular market or market segment. No expenses or fees are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest on the underlying securities that make up the respective index.


Alger American MidCap Growth Portfolio has changed its performance benchmark from the S&P MidCap 400 Index to the Russell Midcap Growth Index. Each replacement index tracks the performance of stocks that Fund management believes are more closely representative of those stocks normally held by the respective portfolio.

o Russell 2000 Growth Index: An index of common stocks designed to track performance of small capitalization companies with greater than average growth orientation.




o Russell Midcap Growth Index: An index of common stocks designed to track performance of medium-capitalization companies with greater than average growth orientation.


o S&P MidCap 400 Index: An index of common stocks designed to track performance of medium capitalization companies.


                 ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

Annual Total Return as of December 31 each year (%)
Class O

                               [BAR CHART OMITTED]

             [THIS DATA REPRESENTS A BAR CHART IN THE PRINTED PIECE]

   93      94      95     96       97      98      99      00      01      02

 13.28   -4.38   44.31   4.18    11.39   15.53   43.42   -27.20  -29.51  -26.22

Best Quarter:               31.06%        Q4      1999
Worst Quarter:             -26.52%        Q1      2001

Average Annual Total Return as of December 31, 2002
Class O
                                                                         Since
                                                                       Inception
                                    1 Year       5 Years   10 Years    (9/21/88)
--------------------------------------------------------------------------------
American Small
  Capitalization                    -26.22%      -8.90%      1.30%       8.51%
Russell 2000
  Growth Index                      -30.27%      -6.59%      2.62%       5.32%

                     ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

Annual Total Return as of December 31 each year (%)
Class O

                               [BAR CHART OMITTED]

             [THIS DATA REPRESENTS A BAR CHART IN THE PRINTED PIECE]

      94      95      96      97      98      99     00       01       02

    -1.54   44.45   11.90   15.01   30.30   31.85   9.18    -6.52   -29.54

Best Quarter:            27.07%        Q4       1998
Worst Quarter:          -18.60%        Q3       2002

Average Annual Total Return as of December 31, 2002
Class O

                                                                         Since
                                                                       Inception
                                              1 Year     5 Years       (5/3/93)
--------------------------------------------------------------------------------

American MidCap Growth                       -29.54%       4.32%        12.55%
Russell Midcap Growth Index                  -27.40%      -1.82%         7.26%
S&P MidCap 400 Index                         -14.52%       6.41%        12.27%

[GRAPHIC OMITTED]

FEES AND EXPENSES

Investors incur certain fees and expenses in connection with an investment in the Fund. The following table shows the fees and expenses that you may incur if you buy and hold Class S shares of the portfolios.


                                                                 ANNUAL FUND OPERATING
                                                                 EXPENSES
                                                                 (expenses that are deducted
                                                                 from Fund assets)

                         SHAREHOLDER FEES
                         (fees paid directly from                       Distribution                          TOTAL ANNUAL FUND
                         your investment)            Management Fees    (12b-1) Fees     Other Expenses      OPERATING EXPENSES
===============================================================================================================================
ALGER AMERICAN                  None                       .85%              .25%            .10%                   1.20%
SMALL CAPITALIZATION
PORTFOLIO

ALGER AMERICAN                  None                       .80%              .25%            .14%                   1.19%
MIDCAP GROWTH
PORTFOLIO


Example

The following example, which reflects the shareholder fees and operating expenses listed in the preceding table, is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class S shares of the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                  1 Year      3 Years       5 Years     10 Years
--------------------------------------------------------------------------------
ALGER AMERICAN                    $  122       $  381       $  660       $1,455
SMALL CAPITALIZATION
PORTFOLIO

ALGER AMERICAN                    $  121       $  378       $  654       $1,443
MIDCAP GROWTH
PORTFOLIO

The example above does not reflect charges and deductions which are or may be imposed under variable annuity contracts, variable life insurance policies or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this Prospectus or in the plan documents.


ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS

Each portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the portfolio's assets from a temporary unacceptable risk of loss, rather than directly to promote the portfolio's investment objective. The portfolio may not achieve its objective during such periods.

Other securities the portfolios may invest in are discussed in the Fund's Statement of Additional Information (see back cover).

[GRAPHIC OMITTED]

MANAGEMENT AND ORGANIZATION

MANAGER

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003


The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/02) $5.00 billion in mutual fund assets as well as $3.43 billion in other assets. The Manager is responsible for managing each portfolio's assets according to its goal and for placing orders with broker-dealers to purchase and sell securities on behalf of the portfolios. The Fund has had the same manager since inception and, for the most recent fiscal year, the portfolios paid the Manager fees at these annual rates based on a percentage of average daily net assets: Small Capitalization Portfolio--.85%; MidCap Growth Portfolio--.80%.


PORTFOLIO MANAGERS


Fred M. Alger III is the chief market strategist for the portfolios, overseeing the investments of each portfolio since September 2001. Mr. Alger, who founded Fred Alger Management, Inc., has served as Chairman of the Board since 1964, and co-managed the portfolios prior to 1995. Dan C. Chung, CFA, and Jill Greenwald, CFA are the individuals responsible for the day-to-day management of portfolio investments. Mr. Chung, manager of the MidCap Growth Portfolio since September 2001, has been employed by the Manager since 1994 as a Vice President and analyst from 1996 to 1999, as a Senior Vice President and senior analyst until 2000, as an Executive Vice President and portfolio manager since 2000, and as Chief Investment Officer since September 2001. Ms. Greenwald, manager of the Small Capitalization Portfolio since November 2001, has been employed by the Manager as a Senior Vice President and portfolio manager since November 2001, prior to which she was employed by the Manager as an analyst and later a senior analyst from 1986 to 1992, as a Managing Director and senior portfolio manager at Chase Manhattan Bank from 1994 through 1999 and as a Senior Vice President and Investment Officer at J&W Seligman & Co. from 1999 until November 2001.




[GRAPHIC OMITTED]

SHAREHOLDER INFORMATION

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302

NET ASSET VALUE

The price of one share is its "net asset value," or NAV. The NAV for each portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.

The Fund generally values the assets of each portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Fund's Board of Trustees. Short-term money market instruments held by the portfolios are valued on the basis of amortized cost.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares and pays dividends and distributions by the portfolios annually. The Fund expects that these annual payments to shareholders will consist of both capital gains and net investment income. Dividends and distributions may differ between classes of shares of a portfolio.

Federal income taxation of separate accounts of insurance companies, variable annuity contracts and variable life insurance contracts is discussed in the prospectuses of participating insurance companies. Generally, distributions by the Fund will not be taxable to holders of variable annuity contracts or variable life insurance policies if the insurance company separate accounts to which those distributions are made meet certain requirements, including certain diversification requirements that the Fund has undertaken to meet, under the Internal Revenue Code. Participants in qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution from their plan accounts. Generally, distributions from plan accounts are taxable as ordinary income at the rate applicable to each participant at the time of distribution.In certain cases, distributions made to a participant prior to the participant's reaching age 59 1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.

Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.

--------------------------------------------------------------------------------
                                   NAV (NET ASSET VALUE) OF A CLASS OF SHARES IS
                                    COMPUTED BY ADDING TOGETHER THE VALUE OF THE
                                  PORTFOLIO'S INVESTMENTS, CASH AND OTHER ASSETS
                             ALLOCABLE TO THE CLASS, SUBTRACTING ITS LIABILITIES
                                      AND THEN DIVIDING THE RESULT BY THE NUMBER
                                             OF OUTSTANDING SHARES OF THE CLASS.
--------------------------------------------------------------------------------

CLASSES OF FUND SHARES


Each portfolio offers two classes of shares: Class O shares and Class S shares. Only Class S shares are offered in this Prospectus. Both classes are offered only to separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The classes differ in that, according to a plan adopted under Rule 12b-1 under the Investment Company Act, Class S shares pay a distribution and shareholder servicing fee out of their assets on an ongoing basis to compensate insurance companies and pension and retirement plan service providers for distribution assistance and shareholder services. Over time, these fees will increase the cost of an investment in Class S shares and may cost an investor more than paying other types of sales charges.


PURCHASING AND REDEEMING FUND SHARES

Because the Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans, an individual cannot invest in a portfolio directly, but may do so only through one of these sources. The Fund's shares are held in the names of the separate accounts and plans.

Shares of the Fund can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Transfer Agent. All orders for purchase of shares are subject to acceptance by the Fund or its Transfer Agent. The Transfer Agent pays for redemptions within seven days after it accepts a redemption request.

The Fund may redeem some shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash.

                      [This page intentionally left blank]

[GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand each portfolio's financial performance for the periods shown. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the portfolio (assuming reinvestment of all dividends and distributions). Information is provided also with respect to Class O shares; Class S shares were outstanding during part of the periods shown. Class S shares have higher expense ratios and lower total returns. Information for the periods shown through December 31, 2001 has been audited by Arthur Andersen and information for the year ended December 31, 2002 has been audited by Ernst & Young LLP, the Fund's independent auditors whose report, along with the Fund's financial statements, is included in the Annual Report, which is available upon request.

Note that the Financial Highlights do not reflect charges and deductions which are or may be imposed under variable annuity contracts, variable life insurance policies or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this Prospectus or in the Plan documents.

                                                   INCOME FROM INVESTMENT OPERATIONS                 ESS DIVIDENDS AND DISTRIBUTIONS
                                                   ---------------------------------                 -------------------------------
                                        NET ASSET                      NET REALIZED                                   DISTRIBUTIONS
                                          VALUE                       AND UNREALIZED    TOTAL FROM  DIVIDENDS FROM      FROM NET
                                        BEGINNING   NET INVESTMENT     GAIN (LOSS)      INVESTMENT  NET INVESTMENT      REALIZED
                                        OF PERIOD    INCOME (LOSS)    ON INVESTMENTS    OPERATIONS      INCOME           GAINS
                                        ---------    -------------    --------------    ----------  --------------    -------------
ALGER AMERICAN MIDCAP
GROWTH PORTFOLIO
  CLASS S
  Eight months ended 12/31/02(i)(v)        $16.69       $(0.07)           $(4.19)        $(4.26)           --                 --
  CLASS O
  Year ended 12/31/02                      $17.67       $(0.10)           $(5.12)        $(5.22)       $   --            $    --
  Year ended 12/31/01                       30.62        (0.09)(ii)        (1.23)         (1.32)           --             (11.63)
  Year ended 12/31/00                       32.23        (0.03)(ii)         2.79           2.76            --              (4.37)
  Year ended 12/31/99                       28.87        (0.05)             8.00           7.95            --              (4.59)
  Year ended 12/31/98                       24.18         0.00(ii)          6.95           6.95            --              (2.26)
  Year ended 12/31/97                       21.35        (0.04)             3.20           3.16         (0.01)             (0.32)
  Year ended 12/31/96                       19.44         0.03              2.29           2.32            --              (0.41)
  Year ended 12/31/95                       13.46        (0.03)             6.01           5.98            --                 --
  Year ended 12/31/94                       13.72         0.00(ii)         (0.21)         (0.21)           --              (0.05)
  Year ended 12/31/93(i)(iv)                10.00        (0.02)             3.88           3.86            --              (0.14)

ALGER AMERICAN SMALL
CAPITALIZATION PORTFOLIO
  CLASS S
  Eight months ended 12/31/02(i)(v)        $16.02       $(0.08)           $(3.75)        $(3.83)           --                 --
  CLASS O
  Year ended 12/31/02                      $16.55       $(0.11)           $(4.23)        $(4.34)       $   --            $    --
  Year ended 12/31/01                       23.49        (0.03)            (6.90)         (6.93)        (0.01)                --
  Year ended 12/31/00                       55.15         0.01(ii)        (12.80)        (12.79)           --             (18.87)
  Year ended 12/31/99                       43.97        (0.12)(ii)        16.98          16.86            --              (5.68)
  Year ended 12/31/98                       43.75        (0.02)             6.30           6.28            --              (6.06)
  Year ended 12/31/97                       40.91        (0.05)(ii)         4.45           4.40            --              (1.56)
  Year ended 12/31/96                       39.41        (0.04)(ii)         1.70           1.66            --              (0.16)
  Year ended 12/31/95                       27.31        (0.09)            12.19          12.10            --                 --
  Year ended 12/31/94                       30.88        (0.03)(ii)        (1.45)         (1.48)           --              (2.09)
  Year ended 12/31/93                       27.26        (0.05)             3.67           3.62            --                 --

                                                                        NET ASSET                         NET ASSETS,
                                                      TOTAL            VALUE, END                        END OF PERIOD
                                                  DISTRIBUTIONS         OF PERIOD       TOTAL RETURN    (000'S OMITTED)
                                                  -------------        ----------       ------------    ---------------
ALGER AMERICAN MIDCAP ALGER AMERICAN
ALGER AMERICAN MIDCAP
GROWTH PORTFOLIO
  CLASS S
  Eight months ended 12/31/02(i)(v)                        --             $12.43          (25.52%)       $        8
  CLASS O
  Year ended 12/31/02                                 $    --             $12.45          (29.54%)       $  240,063
  Year ended 12/31/01                                  (11.63)             17.67           (6.52)           355,015
  Year ended 12/31/00                                   (4.37)             30.62            9.18            332,734
  Year ended 12/31/99                                   (4.59)             32.23           31.85            931,397
  Year ended 12/31/98                                   (2.26)             28.87           30.30            689,571
  Year ended 12/31/97                                   (0.33)             24.18           15.01            444,967
  Year ended 12/31/96                                   (0.41)             21.35           11.90            394,847
  Year ended 12/31/95                                      --              19.44           44.45            185,349
  Year ended 12/31/94                                   (0.05)             13.46           (1.54)            62,178
  Year ended 12/31/93(i)(iv)                            (0.14)             13.72           38.67             21,301

ALGER AMERICAN SMALL
CAPITALIZATION PORTFOLIO
  CLASS S
  Eight months ended 12/31/02(i)(v)                        --             $12.19          (23.91%)       $        7
  CLASS O
  Year ended 12/31/02                                 $    --             $12.21          (26.22%)       $  376,550
  Year ended 12/31/01                                   (0.01)             16.55          (29.51)           517,364
  Year ended 12/31/00                                  (18.87)             23.49          (27.20)           700,370
  Year ended 12/31/99                                   (5.68)             55.15           43.42            674,864
  Year ended 12/31/98                                   (6.06)             43.97           15.53          1,216,584
  Year ended 12/31/97                                   (1.56)             43.75           11.39            997,586
  Year ended 12/31/96                                   (0.16)             40.91            4.18          1,469,518
  Year ended 12/31/95                                      --              39.41           44.31            984,212
  Year ended 12/31/94                                   (2.09)             27.31           (4.38)           397,037
  Year ended 12/31/93                                      --              30.88           13.28            238,850

                                                                  RATIOS/SUPPLEMENTAL DATA
                                                ---------------------------------------------------
                                                                      RATIO OF NET
                                                                       INVESTMENT
                                                RATIO OF EXPENSES     INCOME(LOSS)         PORTFOLIO
                                                    TO AVERAGE         TO AVERAGE          TURNOVER
                                                    NET ASSETS         NET ASSETS            RATE
                                                -----------------     ------------         ---------
ALGER AMERICAN MIDCAP ALGER AMERICAN
ALGER AMERICAN MIDCAP
GROWTH PORTFOLIO
  CLASS S
  Eight months ended 12/31/02(i)(v)                    1.19%             (0.75%)            323.83%
  CLASS O
  Year ended 12/31/02                                  0.93%             (0.56%)            323.83%
  Year ended 12/31/01                                  0.88              (0.45)             130.11
  Year ended 12/31/00                                  0.84              (0.09)             130.85
  Year ended 12/31/99                                  0.85              (0.21)             162.30
  Year ended 12/31/98                                  0.84               0.00              152.21
  Year ended 12/31/97                                  0.84              (0.15)             151.98
  Year ended 12/31/96                                  0.84               0.08               90.97
  Year ended 12/31/95                                  0.90              (0.25)             104.74
  Year ended 12/31/94                                  0.97               0.03               83.96
  Year ended 12/31/93(i)(iv)                           1.50(iii)         (0.58)              67.22

ALGER AMERICAN SMALL
CAPITALIZATION PORTFOLIO
  CLASS S
  Eight months ended 12/31/02(i)(v)                    1.20%             (0.87%)            111.82%
  CLASS O
  Year ended 12/31/02                                  0.97%             (0.69%)            111.82%
  Year ended 12/31/01                                  0.92              (0.27)             181.80
  Year ended 12/31/00                                  0.90               0.03              217.69
  Year ended 12/31/99                                  0.90              (0.28)             182.25
  Year ended 12/31/98                                  0.89              (0.20)             142.90
  Year ended 12/31/97                                  0.89              (0.12)             104.43
  Year ended 12/31/96                                  0.88              (0.09)             110.04
  Year ended 12/31/95                                  0.92              (0.48)              80.66
  Year ended 12/31/94                                  0.96              (0.10)             117.61
  Year ended 12/31/93                                  1.03              (0.35)             148.07

--------------------------------------------------------------------------------
(i)   Ratios have been annualized; total return has not been annualized.
(ii)  Amount was computed based on average shares outstanding during the year.
(iii) Amount has been reduced by 0.03% due to expense reimbursements.
(iv)  Commenced operations May 3, 1993.
(v)   Commenced operations May 1, 2002.

FOR FUND INFORMATION:

By telephone:   (800) 992-3863

By mail:        The Alger American Fund
                111 Fifth Avenue
                New York, NY 10003

STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports, and make inquiries of the Fund, by calling the Fund's toll-free number or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, DC. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling (202) 942-8090. Fund documents are also available on the EDGAR database on the SEC's internet site at http://www.sec.gov.

DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED


THE ALGER AMERICAN FUND
SEC FILE #811-5550

                             THE ALGER AMERICAN FUND
                                 CLASS O SHARES

                      A POOLED FUNDING VEHICLE FOR:
                      o  VARIABLE ANNUITY CONTRACTS
                      o  VARIABLE LIFE INSURANCE POLICIES
                      o  QUALIFIED PENSION PLANS
                      o  QUALIFIED RETIREMENT PLANS

                                                       PROSPECTUS

                                                      MAY 1, 2003


                                                   ALGER AMERICAN
                                          MIDCAP GROWTH PORTFOLIO


As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                 [LOGO OMITTED]

                                                                       THE ALGER
                                                                   AMERICAN FUND


                                                                  CLASS O SHARES

                                                           ALGER AMERICAN MIDCAP
                                                                GROWTH PORTFOLIO


                                                                      PROSPECTUS

                                                                     MAY 1, 2003

TABLE OF CONTENTS
--------------------------------------------------------------------------------

2 ............Risk/Return Summary: Investments,
              Risks & Performance


3 ............Fees and Expenses
4 ............Management & Organization
4 ............Shareholder Information

              Distributor .......................4
              Transfer Agent ....................4
              Classes of Fund Shares ............5
              Purchasing and Redeeming
              Fund Shares .......................5

6 ............Financial Highlights

Back Cover:   How to obtain more information

[GRAPHIC OMITTED]

RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE


INVESTMENTS: THE ALGER AMERICAN FUND--ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

INVESTMENT GOAL AND APPROACH

The Portfolio invests primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. The Portfolio invests primarily in "growth" stocks. The Portfolio's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:


o     High Unit Volume Growth

      Vital, creative companies which offer goods or services to a rapidly-expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

o     Positive Life Cycle Change


      Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management; products or technologies; restructuring or reorganization; or merger and acquisition.


The Alger American MidCap Growth Portfolio seeks long-term capital appreciation.


The Portfolio focuses on midsized companies with promising growth potential. Under normal circumstances, it invests primarily in the equity securities of companies having a market capitalization within the range of companies in the Russell Midcap Growth Index or the S&P MidCap 400 Index.


[GRAPHIC OMITTED]

PRINCIPAL RISKS


As with any fund that invests in stocks, your investment will go up or down in value, and the loss of your investment is a risk of investing. The Portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a portfolio investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the Portfolio's investment style and objective, an investment in it may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investments' values.

The Portfolio's trading in some stocks may be relatively short-term, meaning that it may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses.

An additional risk of investing in the Portfolio is:

o the possibility of greater risk by investing in medium-sized companies rather than larger, more established companies owing to such factors as inexperienced management and limited financial resources

[GRAPHIC OMITTED]


PERFORMANCE


The following bar chart shows the changes in the Portfolio's performance from year to year and gives you some indication of the risks of investing in the Fund. They assume reinvestment of dividends and distributions.

The Average Annual Total Return tables compare the Portfolio's performance over several periods with that of an appropriate benchmark index. The annual returns assume reinvestment of dividends and distributions. Remember that how the Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

The performance disclosed in these charts does not reflect separate account charges which, if reflected, would lower returns.


Each index used in the table is a broad index designed to track a particular market or market segment. No expenses or fees are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest on the underlying securities that make up the respective index.

The Alger American MidCap Growth Portfolio has changed its performance benchmark from the S&P MidCap 400 Index to the Russell Midcap Growth Index. The replacement index tracks the performance of stocks that Fund management believes are more closely representative of those stocks normally held by the Portfolio.

o Russell Midcap Growth Index: An index of common stocks designed to track performance of medium-capitalization companies with greater than average growth orientation.

o S&P MidCap 400 Index: An index of common stocks designed to track performance of medium capitalization companies.


ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

Annual Total Return as of December 31 each year (%)
Class O

                               [BAR CHART OMITTED]

             [THIS DATA REPRESENTS A BAR CHART IN THE PRINTED PIECE]

      94      95      96      97      98      99     00       01      02

    -1.54   44.45   11.90   15.01   30.30   31.85   9.18    -6.52   -29.54

Best Quarter:     27.07%     Q4     1998
Worst Quarter:   -18.60%     Q3     2002

Average Annual Total Return as of December 31, 2002
Class O

                                                                         Since
                                                                      Inception
                                             1 Year        5 Years     (5/3/93)
-------------------------------------------------------------------------------

American MidCap Growth                      -29.54%          4.32%      12.55%
Russell Midcap Growth Index                 -27.40%         -1.82%       7.26%
S&P MidCap 400 Index                        -14.52%          6.41%      12.27%


The Portfolio also offers Class S shares. Class S and Class O shares differ only in that Class S shares are subject to a distribution and shareholder servicing fee, while Class O shares are not. Because of the distribution and shareholder servicing fee, returns will be lower for Class S shares.


[GRAPHIC OMITTED]

FEES AND EXPENSES


Investors incur certain fees and expenses in connection with an investment in the Portfolio. The following table shows the fees and expenses that you may incur if you buy and hold Class O shares of the Portfolio.

                                                                 ANNUAL FUND OPERATING
                                                                 EXPENSES
                                                                 (expenses that are deducted
                                                                 from Fund assets)

                         SHAREHOLDER FEES
                         (fees paid directly from                       Distribution                          TOTAL ANNUAL FUND
                         your investment)            Management Fees    (12b-1) Fees     Other Expenses      OPERATING EXPENSES
===============================================================================================================================
ALGER AMERICAN                  None                       .80%              None            .13%                   .93%
MIDCAP GROWTH
PORTFOLIO


EXAMPLE


The following example, which reflects the shareholder fees and operating expenses listed in the preceding table, is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class O shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                              1 Year        3 Years       5 Years      10 Years
-------------------------------------------------------------------------------

ALGER AMERICAN                $   95        $  296        $  515        $1,143
MIDCAP GROWTH
PORTFOLIO

The example above does not reflect charges and deductions which are or may be imposed under variable annuity contracts, variable life insurance policies or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this Prospectus or in the plan documents.

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS


The Portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the Portfolio's assets from a temporary unacceptable risk of loss, rather than directly to promote the Portfolio's investment objective. The Portfolio may not achieve its objective during such periods.

Other securities the Portfolio may invest in are discussed in the Fund's Statement of Additional Information (see back cover).


[GRAPHIC OMITTED]

MANAGEMENT AND ORGANIZATION

MANAGER

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003


The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/02) $5.00 billion in mutual fund assets as well as $3.43 billion in other assets. The Manager is responsible for managing the Portfolio's assets according to its goal and for placing orders with broker-dealers to purchase and sell securities on behalf of the Portfolio. The Portfolio has had the same manager since inception and, for the most recent fiscal year, the Portfolio paid the Manager a fee at an annual rate based on a percentage of average daily net assets of .80%.


PORTFOLIO MANAGERS


Fred M. Alger III is the chief market strategist for the Portfolio, overseeing the investments of the Portfolio since September 2001. Mr. Alger, who founded Fred Alger Management, Inc., has served as Chairman of the Board since 1964, and co-managed the Portfolio prior to 1995. Dan C. Chung, CFA is the individual responsible for the day-to-day management of Portfolio investments. Mr. Chung, manager of the MidCap Growth Portfolio since September 2001, has been employed by the Manager since 1994 as a Vice President and analyst from 1996 to 1999, as a Senior Vice President and senior analyst until 2000, as an Executive Vice President and portfolio manager since 2000, and as Chief Investment Officer since September 2001.


[GRAPHIC OMITTED]

SHAREHOLDER INFORMATION

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302

NET ASSET VALUE


The price of one share is its "net asset value" or NAV. The NAV for each portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.


The Fund generally values the assets of each portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Fund's Board of Trustees. Short-term money market instruments held by the portfolios are valued on the basis of amortized cost.

DIVIDENDS AND DISTRIBUTIONS


The Fund declares and pays dividends and distributions by the portfolios annually. The Fund expects that these annual payments to shareholders will consist of both capital gains and net investment income. Dividends and distributions may differ between classes of shares of the Portfolio.


Federal income taxation of separate accounts of insurance companies, variable annuity contracts and variable life insurance contracts is discussed in the prospectuses of participating insurance companies. Generally, distributions by the Fund will not be taxable to holders of variable annuity contracts or variable life insurance policies if the insurance company separate accounts to which those distributions are made meet certain requirements, including certain diversification requirements that the Fund has undertaken to meet, under the Internal Revenue Code. Participants in qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution from their plan accounts. Generally, distributions from plan accounts are taxable as ordinary income at the rate applicable to each participant at the time of distribution.In certain cases, distributions made to a participant prior to the participant's reaching age 59 1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.

Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.

--------------------------------------------------------------------------------
                                   NAV (NET ASSET VALUE) OF A CLASS OF SHARES IS
                                    COMPUTED BY ADDING TOGETHER THE VALUE OF THE
                                  PORTFOLIO'S INVESTMENTS, CASH AND OTHER ASSETS
                             ALLOCABLE TO THE CLASS, SUBTRACTING ITS LIABILITIES
                                      AND THEN DIVIDING THE RESULT BY THE NUMBER
                                             OF OUTSTANDING SHARES OF THE CLASS.
--------------------------------------------------------------------------------

CLASSES OF FUND SHARES


The Portfolio offers two classes of shares: Class O shares and Class S shares. Only Class O shares are offered in this Prospectus. Both classes are offered only to separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The classes differ only in that Class S shares are subject to a distribution and shareholder servicing fee, while Class O shares are not.


PURCHASING AND REDEEMING FUND SHARES

Because the Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans, an individual cannot invest in a portfolio directly, but may do so only through one of these sources. The Fund's shares are held in the names of the separate accounts and plans.

Shares of the Fund can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Transfer Agent. All orders for purchase of shares are subject to acceptance by the Fund or its Transfer Agent. The Transfer Agent pays for redemptions within seven days after it accepts a redemption request.

The Fund may redeem some shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash.

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Portfolio's financial performance for the periods shown. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the portfolio (assuming reinvestment of all dividends and distributions). Information for the periods shown through December 31, 2001 has been audited by Arthur Andersen LLP and information for the year ended December 31, 2002 has been audited by Ernst & Young LLP, the Fund's independent auditors whose report, along with the Fund's financial statements, is included in the Annual Report, which is available upon request.

Note that the Financial Highlights do not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this Prospectus or in the plan documents.

                                                  INCOME FROM INVESTMENT OPERATIONS               LESS DIVIDENDS AND DISTRIBUTIONS
                                                  ---------------------------------               --------------------------------
                                     NET ASSET                        NET REALIZED                                 DISTRIBUTIONS
                                       VALUE                         AND UNREALIZED   TOTAL FROM   DIVIDENDS FROM    FROM NET
                                     BEGINNING     NET INVESTMENT      GAIN (LOSS)    INVESTMENT   NET INVESTMENT    REALIZED
                                     OF PERIOD     INCOME (LOSS)     ON INVESTMENTS   OPERATIONS       INCOME          GAINS
                                     ---------     --------------    --------------   ----------   --------------  -------------
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
  CLASS O
  Year ended 12/31/02 ...........     $  17.67       $  (0.10)          $  (5.12)      $  (5.22)      $     --       $     --
  Year ended 12/31/01 ...........        30.62          (0.09)(ii)         (1.23)         (1.32)            --         (11.63)
  Year ended 12/31/00 ...........        32.23          (0.03)(ii)          2.79           2.76             --          (4.37)
  Year ended 12/31/99 ...........        28.87          (0.05)              8.00           7.95             --          (4.59)
  Year ended 12/31/98 ...........        24.18           0.00(ii)           6.95           6.95             --          (2.26)
  Year ended 12/31/97 ...........        21.35          (0.04)              3.20           3.16          (0.01)         (0.32)
  Year ended 12/31/96 ...........        19.44           0.03               2.29           2.32             --          (0.41)
  Year ended 12/31/95 ...........        13.46          (0.03)              6.01           5.98             --             --
  Year ended 12/31/94 ...........        13.72           0.00(ii)          (0.21)         (0.21)            --          (0.05)
  Year ended 12/31/93(i)(iv) ....        10.00          (0.02)              3.88           3.86             --          (0.14)

                                                       NET ASSET                     NET ASSETS,
                                         TOTAL         VALUE, END                   END OF PERIOD
                                     DISTRIBUTIONS     OF PERIOD     TOTAL RETURN  (000'S OMITTED)
                                     -------------     ----------    ------------  ---------------
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
  CLASS O
  Year ended 12/31/02 ...........      $     --        $  12.45         (29.54%)      $240,063
  Year ended 12/31/01 ...........        (11.63)          17.67          (6.52)        355,015
  Year ended 12/31/00 ...........         (4.37)          30.62           9.18         332,734
  Year ended 12/31/99 ...........         (4.59)          32.23          31.85         931,397
  Year ended 12/31/98 ...........         (2.26)          28.87          30.30         689,571
  Year ended 12/31/97 ...........         (0.33)          24.18          15.01         444,967
  Year ended 12/31/96 ...........         (0.41)          21.35          11.90         394,847
  Year ended 12/31/95 ...........            --           19.44          44.45         185,349
  Year ended 12/31/94 ...........         (0.05)          13.46          (1.54)         62,178
  Year ended 12/31/93(i)(iv) ....         (0.14)          13.72          38.67          21,301

                                                   RATIOS/SUPPLEMENTAL DATA
                                     ------------------------------------------------
                                                           RATIO OF NET
                                     RATIO OF EXPENSES      INVESTMENT      PORTFOLIO
                                         TO AVERAGE      INCOME (LOSS) TO   TURNOVER
                                         NET ASSETS     AVERAGE NET ASSETS    RATE
                                     -----------------  ------------------  ---------
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
  CLASS O
  Year ended 12/31/02 ...........            0.93%            (0.56%)        323.83%
  Year ended 12/31/01 ...........            0.88             (0.45)         130.11
  Year ended 12/31/00 ...........            0.84             (0.09)         130.85
  Year ended 12/31/99 ...........            0.85             (0.21)         162.30
  Year ended 12/31/98 ...........            0.84              0.00          152.21
  Year ended 12/31/97 ...........            0.84             (0.15)         151.98
  Year ended 12/31/96 ...........            0.84              0.08           90.97
  Year ended 12/31/95 ...........            0.90             (0.25)         104.74
  Year ended 12/31/94 ...........            0.97              0.03           83.96
  Year ended 12/31/93(i)(iv) ....            1.50(iii)        (0.58)          67.22

--------------------------------------------------------------------------------
(i)   Ratios have been annualized; total return has not been annualized.
(ii)  Amount was computed based on average shares outstanding during the year.
(iii) Amount has been reduced by 0.03% due to expense reimbursements.
(iv)  Commenced operations May 3, 1993.

                      [This page intentionally left blank]

FOR FUND INFORMATION:

By telephone:   (800) 992-3863

By mail:        The Alger American Fund
                111 Fifth Avenue
                New York, NY 10003

STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports, and make inquiries of the Fund, by calling the Fund's toll-free number or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, DC. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling (202) 942-8090. Fund documents are also available on the EDGAR database on the SEC's internet site at http://www.sec.gov.

DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED


THE ALGER AMERICAN FUND
SEC FILE #811-5550

                             THE ALGER AMERICAN FUND
                                 CLASS S SHARES

                        A POOLED FUNDING VEHICLE FOR:
                        o  VARIABLE ANNUITY CONTRACTS
                        o  VARIABLE LIFE INSURANCE POLICIES
                        o  QUALIFIED PENSION PLANS
                        o  QUALIFIED RETIREMENT PLANS

                                                       PROSPECTUS

                                                      MAY 1, 2003




                                                   ALGER AMERICAN
                                          MIDCAP GROWTH PORTFOLIO




As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                 [LOGO OMITTED]

                                                                       THE ALGER
                                                                   AMERICAN FUND

                                                                  CLASS S SHARES


                                                                  ALGER AMERICAN
                                                         MIDCAP GROWTH PORTFOLIO


                                                                      PROSPECTUS

                                                                     MAY 1, 2003

TABLE OF CONTENTS
--------------------------------------------------------------------------------

2 ............Risk/Return Summary: Investments,
              Risks & Performance




4 ............Fees and Expenses
5 ............Management and Organization
5 ............Shareholder Information

              Distributor .......................5
              Transfer Agent ....................5
              Classes of Fund Shares ............6
              Purchasing and Redeeming
              Fund Shares .......................6

8 ............Financial Highlights


Back Cover:   How to obtain more information

[GRAPHIC OMITTED]

RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE


INVESTMENTS: THE ALGER AMERICAN FUND--ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

INVESTMENT GOAL AND APPROACH

The Portfolio invests primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. The Portfolio invests primarily in "growth" stocks. The Portfolio's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:


o     High Unit Volume Growth

      Vital, creative companies which offer goods or services to a rapidly-expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

o     Positive Life Cycle Change

      Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.


The Alger American MidCap Growth Portfolio seeks long-term capital appreciation.

The Portfolio  focuses on midsized  companies with promising  growth  potential.
Under normal circumstances, the Portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the Russell Midcap Growth Index or the S&P MidCap 400 Index.

[GRAPHIC OMITTED]


PRINCIPAL RISKS


As with any fund that invests in stocks, your investment will go up or down in value, and the loss of your investment is a risk of investing. The Portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a Portfolio investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the Portfolio's investment style and objective, an investment in it may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investments' values.

The Portfolio's trading in some stocks may be relatively short-term, meaning that it may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses.

An additional risk of investing in the Portfolio is:

o the possibility of greater risk by investing in medium-sized companies rather than larger, more established companies owing to such factors as inexperienced management and limited financial resources

[GRAPHIC OMITTED]

PERFORMANCE


The following bar charts show the changes in the Portfolio's performance from year to year and give you some indication of the risks of investing in the Fund. The annual returns assume reinvestment of dividends and distributions.

The Average Annual Total Return table compares the Portfolio's performance over several periods with that of an appropriate benchmark index. The annual returns assume reinvestment of dividends and distributions. Remember that how a portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Information in the bar chart and table is for the Portfolio's Class O shares, which are the only shares that have been outstanding for at least one year. Class O shares are not offered in this Prospectus. Class S and Class O shares differ only in that Class S shares are subject to a distribution and shareholder servicing fee, while Class O shares are not. Because of the distribution and shareholder servicing fee, returns will be lower for Class S shares.


The performance disclosed in these charts does not reflect separate account charges which, if reflected, would lower returns.

Each index used in the tables is a broad index designed to track a particular market or market segment. No expenses or fees are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest on the underlying securities that make up the respective index.


The Alger American MidCap Growth Portfolio has changed its performance benchmark from the S&P MidCap 400 Index to the Russell Midcap Growth Index. The replacement index tracks the performance of stocks that Fund management believes are more closely representative of those stocks normally held by the Portfolio.

o Russell Midcap Growth Index: An index of common stocks designed to track performance of medium-capitalization companies with greater than average growth orientation.

o S&P MidCap 400 Index: An index of common stocks designed to track performance of medium capitalization companies.





ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

Annual Total Return as of December 31 each year (%)
Class O

                               [BAR CHART OMITTED]

             [THIS DATA REPRESENTS A BAR CHART IN THE PRINTED PIECE]

      94      95      96      97      98       99     00       01       02

    -1.54   44.45   11.90   15.01   30.30    31.85   9.18    -6.52   -29.54

Best Quarter:     27.07%     Q4     1998
Worst Quarter:   -18.60%     Q3     2002

Average Annual Total Return as of December 31, 2002
Class O

                                                                          Since
                                                                       Inception
                                            1 Year        5 Years       (5/3/93)
--------------------------------------------------------------------------------
American MidCap Growth                     -29.54%          4.32%        12.55%
Russell Midcap Growth Index                -27.40%         -1.82%         7.26%
S&P MidCap 400 Index                       -14.52%          6.41%        12.27%

[GRAPHIC OMITTED]

FEES AND EXPENSES


Investors incur certain fees and expenses in connection with an investment in the Portfolio. The following table shows the fees and expenses that you may incur if you buy and hold Class S shares of the Portfolio.


                                                                 ANNUAL FUND OPERATING
                                                                 EXPENSES
                                                                 (expenses that are deducted
                                                                 from Fund assets)

                         SHAREHOLDER FEES
                         (fees paid directly from                       Distribution                          TOTAL ANNUAL FUND
                         your investment)            Management Fees    (12b-1) Fees     Other Expenses      OPERATING EXPENSES
===============================================================================================================================


ALGER AMERICAN                  None                       .80%              .25%            .14%                   1.19%
MIDCAP GROWTH
PORTFOLIO




EXAMPLE


The following example, which reflects the shareholder fees and operating expenses listed in the preceding table, is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class S shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                              1 Year        3 Years      5 Years       10 Years
--------------------------------------------------------------------------------

ALGER AMERICAN                $  121        $  378        $  654        $1,443
MIDCAP GROWTH
PORTFOLIO

The example above does not reflect charges and deductions which are or may be imposed under variable annuity contracts, variable life insurance policies or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this Prospectus or in the plan documents.


ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS


The portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the Portfolio's assets from a temporary unacceptable risk of loss, rather than directly to promote the Portfolio's investment objective. The portfolio may not achieve its objective during such periods.

Other securities the Portfolio may invest in are discussed in the Fund's Statement of Additional Information (see back cover).

[GRAPHIC OMITTED]

MANAGEMENT AND ORGANIZATION

MANAGER

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003


The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/02) $5.00 billion in mutual fund assets as well as $3.43 billion in other assets. The Manager is responsible for managing the Portfolio's assets according to its goal and for placing orders with broker-dealers to purchase and sell securities on behalf of the Portfolio. The Portfolio has had the same manager since inception and, for the most recent fiscal year, the Portfolio paid the Manager fees at an annual rate based on a percentage of average daily net assets of .80%.


PORTFOLIO MANAGERS


Fred M. Alger III is the chief market strategist for the Portfolio, overseeing the investments of the Portfolio since September 2001. Mr. Alger, who founded Fred Alger Management, Inc., has served as Chairman of the Board since 1964, and co-managed the Portfolio prior to 1995. Dan C. Chung, CFA is the individual responsible for the day-to-day management of portfolio investments. Mr. Chung, manager of the MidCap Growth Portfolio since September 2001, has been employed by the Manager since 1994 as a Vice President and analyst from 1996 to 1999, as a Senior Vice President and senior analyst until 2000, as an Executive Vice President and portfolio manager since 2000, and as Chief Investment Officer since September 2001.


[GRAPHIC OMITTED]

SHAREHOLDER INFORMATION

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302

NET ASSET VALUE


The price of one share is its "net asset value" or NAV. The NAV for the Portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.

The Fund generally values the assets of the Portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Fund's Board of Trustees. Short-term money market instruments held by the Portfolio are valued on the basis of amortized cost.


DIVIDENDS AND DISTRIBUTIONS


The Fund declares and pays dividends and distributions by the Portfolio annually. The Fund expects that these annual payments to shareholders will consist of both capital gains and net investment income. Dividends and distributions may differ between classes of shares of the Portfolio.


Federal income taxation of separate accounts of insurance companies, variable annuity contracts and variable life insurance contracts is discussed in the prospectuses of participating insurance companies. Generally, distributions by the Fund will not be taxable to holders of variable annuity contracts or variable life insurance policies if the insurance company separate accounts to which those distributions are made meet certain requirements, including certain diversification requirements that the Fund has undertaken to meet, under the Internal Revenue Code. Participants in qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution from their plan accounts. Generally, distributions from plan accounts are taxable as ordinary income at the rate applicable to each participant at the time of distribu-tion. In certain cases, distributions made to a participant prior to the participant's reaching age 59 1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.

Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.

--------------------------------------------------------------------------------
                                   NAV (NET ASSET VALUE) OF A CLASS OF SHARES IS
                                    COMPUTED BY ADDING TOGETHER THE VALUE OF THE
                                  PORTFOLIO'S INVESTMENTS, CASH AND OTHER ASSETS
                             ALLOCABLE TO THE CLASS, SUBTRACTING ITS LIABILITIES
                                      AND THEN DIVIDING THE RESULT BY THE NUMBER
                                             OF OUTSTANDING SHARES OF THE CLASS.
--------------------------------------------------------------------------------

CLASSES OF FUND SHARES


The Portfolio offers two classes of shares: Class O shares and Class S shares. Only Class S shares are offered in this Prospectus. Both classes are offered only to separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The classes differ in that, according to a plan adopted under Rule 12b-1 under the Investment Company Act, Class S shares pay a distribution and shareholder servicing fee out of their assets on an ongoing basis to compensate insurance companies and pension and retirement plan service providers for distribution assistance and shareholder services. Over time, these fees will increase the cost of an investment in Class S shares and may cost an investor more than paying other types of sales charges.


PURCHASING AND REDEEMING FUND SHARES

Because the Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans, an individual cannot invest in a portfolio directly, but may do so only through one of these sources. The Fund's shares are held in the names of the separate accounts and plans.

Shares of the Fund can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Transfer Agent. All orders for purchase of shares are subject to acceptance by the Fund or its Transfer Agent. The Transfer Agent pays for redemptions within seven days after it accepts a redemption request.

The Fund may redeem some shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash.

                      [This page intentionally left blank]

[GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Portfolio's financial performance for the periods shown. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the portfolio (assuming reinvestment of all dividends and distributions). Information is provided also with respect to Class O shares; Class S shares were outstanding during part of the periods shown. Class S shares have higher expense ratios and lower total returns. Information for the periods shown through December 31, 2001 has been audited by Arthur Andersen and information for the year ended December 31, 2002 has been audited by Ernst & Young LLP, the Fund's independent auditors whose report, along with the Fund's financial statements, is included in the Annual Report, which is available upon request.

Note that the Financial Highlights do not reflect charges and deductions which are or may be imposed under variable annuity contracts, variable life insurance policies or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this Prospectus or in the Plan documents.

                                                    INCOME FROM INVESTMENT OPERATIONS              LESS DIVIDENDS AND DISTRIBUTIONS
                                                    ---------------------------------              --------------------------------

                                        NET ASSET                       NET REALIZED                                 DISTRIBUTIONS
                                          VALUE                        AND UNREALIZED   TOTAL FROM   DIVIDENDS FROM    FROM NET
                                        BEGINNING   NET INVESTMENT       GAIN (LOSS)    INVESTMENT   NET INVESTMENT    REALIZED
                                        OF PERIOD    INCOME (LOSS)     ON INVESTMENTS   OPERATIONS       INCOME          GAINS
                                        ---------   --------------     --------------   ----------   --------------  -------------
ALGER AMERICAN MIDCAP
GROWTH PORTFOLIO
  CLASS S
  Eight months ended 12/31/02(i)(v)     $  16.69       $  (0.07)          $  (4.19)      $  (4.26)            --             --
  CLASS O
  Year ended 12/31/02 .............     $  17.67       $  (0.10)          $  (5.12)      $  (5.22)      $     --       $     --
  Year ended 12/31/01 .............        30.62          (0.09)(ii)         (1.23)         (1.32)            --         (11.63)
  Year ended 12/31/00 .............        32.23          (0.03)(ii)          2.79           2.76             --          (4.37)
  Year ended 12/31/99 .............        28.87          (0.05)              8.00           7.95             --          (4.59)
  Year ended 12/31/98 .............        24.18           0.00(ii)           6.95           6.95             --          (2.26)
  Year ended 12/31/97 .............        21.35          (0.04)              3.20           3.16          (0.01)         (0.32)
  Year ended 12/31/96 .............        19.44           0.03               2.29           2.32             --          (0.41)
  Year ended 12/31/95 .............        13.46          (0.03)              6.01           5.98             --             --
  Year ended 12/31/94 .............        13.72           0.00(ii)          (0.21)         (0.21)            --          (0.05)
  Year ended 12/31/93(i)(iv) ......        10.00          (0.02)              3.88           3.86             --          (0.14)

(i)   Ratios have been annualized; total return has not been annualized.
(ii)  Amount was computed based on average shares outstanding during the year.
(iii) Amount has been reduced by 0.03% due to expense reimbursements.
(iv)  Commenced operations May 3, 1993.
(v)   Commenced operations May 1, 2002.





                                                          NET ASSET                     NET ASSETS,
                                            TOTAL         VALUE, END                   END OF PERIOD
                                        DISTRIBUTIONS     OF PERIOD     TOTAL RETURN  (000'S OMITTED)
                                        -------------     ----------    ------------  --------------
ALGER AMERICAN MIDCAP
GROWTH PORTFOLIO
  CLASS S
  Eight months ended 12/31/02(i)(v)             --        $  12.43         (25.52%)      $      8
  CLASS O
  Year ended 12/31/02 .............       $     --        $  12.45         (29.54%)      $240,063
  Year ended 12/31/01 .............         (11.63)          17.67          (6.52)        355,015
  Year ended 12/31/00 .............          (4.37)          30.62           9.18         332,734
  Year ended 12/31/99 .............          (4.59)          32.23          31.85         931,397
  Year ended 12/31/98 .............          (2.26)          28.87          30.30         689,571
  Year ended 12/31/97 .............          (0.33)          24.18          15.01         444,967
  Year ended 12/31/96 .............          (0.41)          21.35          11.90         394,847
  Year ended 12/31/95 .............             --           19.44          44.45         185,349
  Year ended 12/31/94 .............          (0.05)          13.46          (1.54)         62,178
  Year ended 12/31/93(i)(iv) ......          (0.14)          13.72          38.67          21,301

                                                    RATIOS/SUPPLEMENTAL DATA
                                       ----------------------------------------------
                                                           RATIO OF NET
                                                            INVESTMENT
                                       RATIO OF EXPENSES   INCOME (LOSS)    PORTFOLIO
                                          TO AVERAGE        TO AVERAGE      TURNOVER
                                          NET ASSETS        NET ASSETS        RATE
                                       -----------------   -------------    ---------
ALGER AMERICAN MIDCAP
GROWTH PORTFOLIO
  CLASS S
  Eight months ended 12/31/02(i)(v)           1.19%            (0.75%)       323.83%
  CLASS O
  Year ended 12/31/02 .............           0.93%            (0.56%)       323.83%
  Year ended 12/31/01 .............           0.88             (0.45)        130.11
  Year ended 12/31/00 .............           0.84             (0.09)        130.85
  Year ended 12/31/99 .............           0.85             (0.21)        162.30
  Year ended 12/31/98 .............           0.84              0.00         152.21
  Year ended 12/31/97 .............           0.84             (0.15)        151.98
  Year ended 12/31/96 .............           0.84              0.08          90.97
  Year ended 12/31/95 .............           0.90             (0.25)        104.74
  Year ended 12/31/94 .............           0.97              0.03          83.96
  Year ended 12/31/93(i)(iv) ......           1.50(iii)        (0.58)         67.22

--------------------------------------------------------------------------------

FOR FUND INFORMATION:

By telephone:   (800) 992-3863

By mail:        The Alger American Fund
                111 Fifth Avenue
                New York, NY 10003

STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports, and make inquiries of the Fund, by calling the Fund's toll-free number or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, DC. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling (202) 942-8090. Fund documents are also available on the EDGAR database on the SEC's internet site at http://www.sec.gov.

DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED


THE ALGER AMERICAN FUND
SEC FILE #811-5550

                             THE ALGER AMERICAN FUND
                                 CLASS O SHARES

                       A POOLED FUNDING VEHICLE FOR:
                       o VARIABLE ANNUITY CONTRACTS
                       o VARIABLE LIFE INSURANCE POLICIES
                       o QUALIFIED PENSION PLANS
                       o QUALIFIED RETIREMENT PLANS

                                                          PROSPECTUS

                                                         May 1, 2003


                                     ALGER AMERICAN GROWTH PORTFOLIO




As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                 [LOGO OMITTED]

                                                                       THE ALGER
                                                                   AMERICAN FUND

                                                                  CLASS O SHARES


                                                 ALGER AMERICAN GROWTH PORTFOLIO


                                                                      PROSPECTUS

                                                                     May 1, 2003

TABLE OF CONTENTS
--------------------------------------------------------------------------------

2 ............Risk/Return Summary: Investments,
              Risks & Performance


4 ............Fees and Expenses
5 ............Management & Organization
5 ............Shareholder Information

              Distributor .......................5
              Transfer Agent ....................5
              Classes of Fund Shares ............6
              Purchasing and Redeeming
              Fund Shares .......................6

8 ............Financial Highlights


Back Cover:   How to obtain more information

[GRAPHIC OMITTED]

RISK/RETURN SUMMARY: INVESTMENTS, RISKS & Performance


INVESTMENTS: THE ALGER AMERICAN FUND--ALGER AMERICAN GROWTH PORTFOLIO

INVESTMENT GOAL AND APPROACH

The Portfolio invests primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. The Portfolio invests primarily in "growth" stocks. The Portfolio's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:


o     High Unit Volume Growth

      Vital, creative companies which offer goods or services to a rapidly-expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

o     Positive Life Cycle Change


      Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management; products or technologies; restructuring or reorganization; or merger and acquisition.

The Alger American Growth Portfolio seeks long-term capital appreciation.

The Portfolio focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, it invests primarily in the equity securities of large companies. The Portfolio considers a large company to have a market capitalization of $1 billion or greater.

[GRAPHIC OMITTED]


PRINCIPAL RISKS


As with any fund that invests in stocks, your investment will go up or down in value, and the loss of your investment is a risk of investing. The Portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a portfolio investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the Portfolio's investment style and objective, an investment in it may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investments' values.

The Portfolio's trading in some stocks may be relatively short-term, meaning that it may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses.

[GRAPHIC OMITTED]

PERFORMANCE


The following bar chart shows the changes in the Portfolio's performance from year to year and give you some indication of the risks of investing in the Portfolio. They assume reinvestment of dividends and distributions.

The Average Annual Total Return tables compare the Portfolio's performance over several periods with that of an appropriate benchmark index. The annual returns assume reinvestment of dividends and distributions. Remember that how the Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.


The performance disclosed in these charts does not reflect separate account charges which, if reflected, would lower returns.


Each index used in the table is a broad index designed to track a particular market or market segment. No expenses or fees are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest on the underlying securities that make up the respective index.

The Alger American Growth Portfolio has changed its performance benchmark from the S&P 500 Index to the Russell 1000 Growth Index. The replacement index tracks the performance of stocks that Fund management believes are more closely representative of those stocks normally held by the Portfolio.


o Russell 1000 Growth Index: An index of common stocks designed to track performance of large capitalization companies with greater than average growth orientation.


o S&P 500 Index: An index of large company common stocks considered to be representative of the U.S. stock market in general.




ALGER AMERICAN GROWTH PORTFOLIO

Annual Total Return as of December 31 each year (%)
Class O

                               [BAR CHART OMITTED]

             [THIS DATA REPRESENTS A BAR CHART IN THE PRINTED PIECE]

   93     94       95      96      97      98      99      00      01      02

 22.47   1.45    36.37   13.35   25.75   48.07   33.74   -14.77  -11.81  -32.99

Best Quarter:       25.93%    Q4      1998
Worst Quarter:     -20.20%    Q3      2002

Average Annual Total Return as of December 31, 2002
Class O

                                                                         Since
                                                                       Inception
                              1 Year        5 Years        10 Years     (1/9/89)
--------------------------------------------------------------------------------

American Growth              -32.99%         -0.05%          9.19%       12.06%
Russell 1000
  Growth Index               -27.89%         -3.84%          6.71%        9.99%
S&P 500 Index                -22.10%         -0.58%          9.35%       11.00%


The Portfolio also offers Class S shares. Class S and Class O shares differ only in that Class S shares are subject to a distribution and shareholder servicing fee, while Class O shares are not. Because of the distribution and shareholder servicing fee, returns will be lower for Class S shares.

[GRAPHIC OMITTED]

FEES AND EXPENSES


Investors incur certain fees and expenses in connection with an investment in the Portfolio. The following table shows the fees and expenses that you may incur if you buy and hold Class O shares of the Portfolio.

                                                                 ANNUAL FUND OPERATING
                                                                 EXPENSES
                                                                 (expenses that are deducted
                                                                 from Fund assets)

                         SHAREHOLDER FEES
                         (fees paid directly from                       Distribution                          TOTAL ANNUAL FUND
                         your investment)            Management Fees    (12b-1) Fees     Other Expenses      OPERATING EXPENSES
===============================================================================================================================
ALGER AMERICAN                  None                       .75%              None            .10%                   .85%
GROWTH
PORTFOLIO




EXAMPLE


The following example, which reflects the shareholder fees and operating expenses listed in the preceding table, is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class O shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                               1 Year       3 Years       5 Years       10 Years
--------------------------------------------------------------------------------

ALGER AMERICAN                 $   87        $  271        $  471        $1,049
GROWTH
PORTFOLIO

The example above does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the plan documents.


ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS


The Portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the Portfolio's assets from a temporary unacceptable risk of loss, rather than directly to promote the Portfolio's investment objective. The Portfolio may not achieve its objective during such periods.

Other securities the Portfolio may invest in are discussed in the Fund's Statement of Additional Information (see back cover).

[GRAPHIC OMITTED]

MANAGEMENT AND ORGANIZATION

MANAGER

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003


The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/02) $5.00 billion in mutual fund assets as well as $3.43 billion in other assets. The Manager is responsible for managing the Portfolio's assets according to its goal and for placing orders with broker-dealers to purchase and sell securities on behalf of the Portfolio. The Portfolio has had the same manager since inception and, for the most recent fiscal year, the Portfolio paid the Manager a fee at an annual rate based on a percentage of average daily net assets of .75%.


PORTFOLIO MANAGERS


Fred M. Alger III is the chief market strategist for the Portfolio, overseeing the investments of the Portfolio since September 2001. Mr. Alger, who founded Fred Alger Management, Inc., has served as Chairman of the Board since 1964, and co-managed the portfolio prior to 1995. Dan C. Chung, CFA and David Hyun, CFA, are the individuals responsible for the day-to-day management of portfolio investments. Mr. Chung, co-manager of the Growth Portfolios since September 2001, has been employed by the Manager since 1994 as a Vice President and analyst from 1996 to 1999, as a Senior Vice President and senior analyst until 2000, as an Executive Vice President and portfolio manager since 2000, and as Chief Investment Officer since September 2001. Mr. Hyun, co-manager of the Growth Portfolio since September 2001, has been employed by the Manager as an Executive Vice President since September 2001, prior to which he was employed by the Manager as an analyst from 1991 until 1997 and as a Senior Vice President and portfolio manager from 1997 until June 2000; he was a portfolio manager at Oppenheimer Funds from June 2000 until September 2001.


[GRAPHIC OMITTED]

SHAREHOLDER INFORMATION

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302

NET ASSET VALUE


The price of one share is its "net asset value" or NAV. The NAV for each portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.


The Fund generally values the assets of each portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Fund's Board of Trustees. Short-term money market instruments held by the portfolios are valued on the basis of amortized cost.

DIVIDENDS AND DISTRIBUTIONS


The Fund declares and pays dividends and distributions by the portfolios annually. The Fund expects that these annual payments to shareholders will consist of both capital gains and net investment income. Dividends and distributions may differ between classes of shares of the Portfolio.


Federal income taxation of separate accounts of insurance companies, variable annuity contracts and variable life insurance contracts is discussed in the prospectuses of participating insurance companies. Generally, distributions by the Fund will not be taxable to holders of variable annuity contracts or variable life insurance policies if the insurance company separate accounts to which those distributions are made meet certain requirements, including certain diversification requirements that the Fund has undertaken to meet, under the Internal Revenue Code. Participants in qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution from their plan accounts. Generally, distributions from plan accounts are taxable as ordinary income at the rate applicable to each participant at the time of distribution.In certain cases, distributions made to a participant prior to the participant's reaching age 59 1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.

Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.

--------------------------------------------------------------------------------
                                   NAV (NET ASSET VALUE) OF A CLASS OF SHARES IS
                                    COMPUTED BY ADDING TOGETHER THE VALUE OF THE
                                  PORTFOLIO'S INVESTMENTS, CASH AND OTHER ASSETS
                             ALLOCABLE TO THE CLASS, SUBTRACTING ITS LIABILITIES
                                      AND THEN DIVIDING THE RESULT BY THE NUMBER
                                             OF OUTSTANDING SHARES OF THE CLASS.
--------------------------------------------------------------------------------

CLASSES OF FUND SHARES


The Portfolio offers two classes of shares: Class O shares and Class S shares. Only Class O shares are offered in this Prospectus. Both classes are offered only to separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The classes differ only in that Class S shares are subject to a distribution and shareholder servicing fee, while Class O shares are not.


PURCHASING AND REDEEMING FUND SHARES

Because the Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans, an individual cannot invest in a portfolio directly, but may do so only through one of these sources. The Fund's shares are held in the names of the separate accounts and plans.

Shares of the Fund can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Transfer Agent. All orders for purchase of shares are subject to acceptance by the Fund or its Transfer Agent. The Transfer Agent pays for redemptions within seven days after it accepts a redemption request.

The Fund may redeem some shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash.

                      [This page intentionally left blank]

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand each portfolio's financial performance for the periods shown. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). Information for the periods shown through December 31, 2001 has been audited by Arthur Andersen LLP and information for the year ended December 31, 2002 has been audited by Ernst & Young LLP, the Fund's independent auditors whose report, along with the Fund's financial statements, is included in the Annual Report, which is available upon request.


Note that the Financial Highlights do not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this Prospectus or in the Plan documents.


                                                    INCOME FROM INVESTMENT OPERATIONS              LESS DIVIDENDS AND DISTRIBUTIONS
                                                    ---------------------------------              --------------------------------
                                         NET ASSET                     NET REALIZED                                  DISTRIBUTIONS
                                           VALUE                      AND UNREALIZED   TOTAL FROM    DIVIDENDS FROM    FROM NET
                                         BEGINNING    NET INVESTMENT    GAIN (LOSS)    INVESTMENT    NET INVESTMENT    REALIZED
                                         OF PERIOD    INCOME (LOSS)   ON INVESTMENTS   OPERATIONS        INCOME          GAINS
                                         ---------    --------------  --------------   ----------    --------------  ------------
ALGER AMERICAN GROWTH PORTFOLIO
  CLASS O
  Year ended 12/31/02 .........         $    36.77     $    (0.01)     $   (12.12)     $   (12.13)     $    (0.01)    $       --
  Year ended 12/31/01 .........              47.27           0.01           (4.88)          (4.87)          (0.10)         (5.53)
  Year ended 12/31/00 .........              64.38           0.10           (8.75)          (8.65)             --          (8.46)
  Year ended 12/31/99 .........              53.22          (0.03)          16.66           16.63           (0.08)         (5.39)
  Year ended 12/31/98 .........              42.76           0.09           18.32           18.41           (0.13)         (7.82)
  Year ended 12/31/97 .........              34.33           0.13            8.66            8.79           (0.13)         (0.23)
  Year ended 12/31/96 .........              31.16           0.12            4.00            4.12           (0.02)         (0.93)
  Year ended 12/31/95 .........              23.13           0.02            8.33            8.35           (0.07)         (0.25)
  Year ended 12/31/94 .........              24.67           0.07            0.15            0.22           (0.03)         (1.73)
  Year ended 12/31/93 .........              20.17           0.03            4.50            4.53           (0.03)            --

                                                         NET ASSET                        NET ASSETS,
                                            TOTAL        VALUE, END                     END OF PERIOD
                                        DISTRIBUTIONS    OF PERIOD       TOTAL RETURN  (000'S OMITTED)
                                        -------------    ----------      ------------  ---------------
ALGER AMERICAN GROWTH PORTFOLIO
  CLASS O
  Year ended 12/31/02 .........           $    (0.01)    $    24.63         (32.99%)       $  874,914
  Year ended 12/31/01 .........                (5.63)         36.77         (11.81)         1,540,327
  Year ended 12/31/00 .........                (8.46)         47.27         (14.77)         1,809,937
  Year ended 12/31/99 .........                (5.47)         64.38          33.74          3,387,526
  Year ended 12/31/98 .........                (7.95)         53.22          48.07          1,905,719
  Year ended 12/31/97 .........                (0.36)         42.76          25.75          1,072,529
  Year ended 12/31/96 .........                (0.95)         34.33          13.35            991,028
  Year ended 12/31/95 .........                (0.32)         31.16          36.37            502,974
  Year ended 12/31/94 .........                (1.76)         23.13           1.45            150,390
  Year ended 12/31/93 .........                (0.03)         24.67          22.47             74,878

                                                       RATIOS/SUPPLEMENTAL DATA
                                        -------------------------------------------------
                                                              RATIO OF NET
                                        RATIO OF EXPENSES      INVESTMENT       PORTFOLIO
                                            TO AVERAGE      INCOME (LOSS) TO     TURNOVER
                                            NET ASSETS     AVERAGE NET ASSETS      RATE
                                        -----------------  ------------------   ---------
ALGER AMERICAN GROWTH PORTFOLIO
  CLASS O
  Year ended 12/31/02 .........                 0.85%            (0.01%)          238.03%
  Year ended 12/31/01 .........                 0.81              0.03             87.79
  Year ended 12/31/00 .........                 0.79              0.12            108.27
  Year ended 12/31/99 .........                 0.79             (0.03)           135.13
  Year ended 12/31/98 .........                 0.79              0.25            127.38
  Year ended 12/31/97 .........                 0.79              0.27            129.50
  Year ended 12/31/96 .........                 0.79              0.50             82.86
  Year ended 12/31/95 .........                 0.85              0.18            118.33
  Year ended 12/31/94 .........                 0.86              0.48            111.76
  Year ended 12/31/93 .........                 0.97              0.25            112.64

FOR FUND INFORMATION:

By telephone:   (800) 992-3863

By mail:        The Alger American Fund
                111 Fifth Avenue
                New York, NY 10003

STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports, and make inquiries of the Fund, by calling the Fund's toll-free number or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, DC. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling (202) 942-8090. Fund documents are also available on the EDGAR database on the SEC's internet site at http://www.sec.gov.

DISTRIBUTOR: FRED ALGER & Company, Incorporated


THE ALGER AMERICAN FUND
SEC FILE #811-5550

                             THE ALGER AMERICAN FUND
                                 CLASS S SHARES

                   A POOLED FUNDING VEHICLE FOR:
                   o  VARIABLE ANNUITY CONTRACTS
                   o  VARIABLE LIFE INSURANCE POLICIES
                   o  QUALIFIED PENSION PLANS
                   o  QUALIFIED RETIREMENT PLANS

                                                     PROSPECTUS

                                                    MAY 1, 2003


                                ALGER AMERICAN GROWTH PORTFOLIO

As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.


An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                 [LOGO OMITTED]

                                                                       THE ALGER
                                                                   AMERICAN FUND

                                                                  CLASS S SHARES

                                                                  ALGER AMERICAN
                                                                GROWTH PORTFOLIO


                                                                      PROSPECTUS

                                                                     MAY 1, 2003

TABLE OF CONTENTS
--------------------------------------------------------------------------------

2 ............Risk/Return Summary: Investments,
              Risks & Performance


4 ............Fees and Expenses
4 ............Management and Organization
5 ............Shareholder Information

              Distributor .......................5
              Transfer Agent ....................5
              Classes of Fund Shares ............5
              Purchasing and Redeeming
              Fund Shares .......................5

6 ............Financial Highlights


Back Cover:   How to obtain more information

[GRAPHIC OMITTED]

RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE


INVESTMENTS: THE ALGER AMERICAN FUND--ALGER AMERICAN GROWTH PORTFOLIO

INVESTMENT GOAL AND APPROACH

The Portfolio invests primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. The Portfolio invests primarily in "growth" stocks. The Fund's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:


o     High Unit Volume Growth

      Vital, creative companies which offer goods or services to a rapidly-expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

o     Positive Life Cycle Change

      Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.


The Alger American Growth Portfolio seeks long-term capital appreciation.

The Portfolio focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, it invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.




[GRAPHIC OMITTED]

PRINCIPAL RISKS


As with any fund that invests in stocks, your investment will go up or down in value, and the loss of your investment is a risk of investing. The Portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a portfolio investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the Portfolio's investment style and objective, an investment in it may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investments' values.

The Portfolio's trading in some stocks may be relatively short-term, meaning that it may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses.

[GRAPHIC OMITTED]


PERFORMANCE


The following bar charts show the changes in the Portfolio's performance from year to year and give you some indication of the risks of investing in the Fund. The annual returns assume reinvestment of dividends and distributions.

The Average Annual Total Return table compares the Portfolio's performance over several periods with that of an appropriate benchmark index. The annual returns assume reinvestment of dividends and distributions. Remember that how a portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Information in the bar chart and table is for the Portfolio's Class O shares, which are the only shares that have been outstanding for at least one year. Class O shares are not offered in this Prospectus. Class S and Class O shares differ only in that Class S shares are subject to a distribution and shareholder servicing fee, whereas Class O shares are not. Because of the distribution and shareholder servicing fee, returns will be lower for Class S shares.

The performance disclosed in these charts does not reflect separate account charges which, if reflected, would lower returns.

Each index used in the tables is a broad index designed to track a particular market or market segment. No expenses or fees are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest on the underlying securities that make up the respective index.


The Alger American Growth Portfolio and the Alger American has changed its performance benchmark from the S&P500 Index to the Russell 1000 Growth Index. The replacement index tracks the performance of stocks that Fund management believes are more closely representative of those stocks normally held by the respective portfolio.


o Russell 1000 Growth Index: An index of common stocks designed to track performance of large capitalization companies with greater than average growth orientation.


o S&P 500 Index: An index of large company common stocks considered to be representative of the U.S. stock market in general.


ALGER AMERICAN GROWTH PORTFOLIO

Annual Total Return as of December 31 each year (%)
Class O

                               [BAR CHART OMITTED]

             [THIS DATA REPRESENTS A BAR CHART IN THE PRINTED PIECE]

   93     94       95      96      97      98      99      00      01      02

 22.47   1.45    36.37   13.35   25.75   48.07   33.74   -14.77  -11.81  -32.99

Best Quarter:       25.93%    Q4      1998
Worst Quarter:     -20.20%    Q3      2002

Average Annual Total Return as of December 31, 2002
Class O

                                                                         Since
                                                                       Inception
                             1 Year         5 Years        10 Years     (1/9/89)
--------------------------------------------------------------------------------

American Growth              -32.99%         -0.05%          9.19%       12.06%
Russell 1000
  Growth Index               -27.89%         -3.84%          6.71%        9.99%
S&P 500 Index                -22.10%         -0.58%          9.35%       11.00%

[GRAPHIC OMITTED]

FEES AND EXPENSES


Investors incur certain fees and expenses in connection with an investment in the Portfolio. The following table shows the fees and expenses that you may incur if you buy and hold Class S shares of the Portfolio.

                                                                 ANNUAL FUND OPERATING
                                                                 EXPENSES
                                                                 (expenses that are deducted
                                                                 from Fund assets)

                         SHAREHOLDER FEES
                         (fees paid directly from                       Distribution                          TOTAL ANNUAL FUND
                         your investment)            Management Fees    (12b-1) Fees     Other Expenses      OPERATING EXPENSES
===============================================================================================================================
ALGER AMERICAN                  None                       .75%              .25%            .10%                   1.10%
GROWTH
PORTFOLIO


EXAMPLE


The following example, which reflects the shareholder fees and operating expenses listed in the preceding table, is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class S shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                               1 Year        3 Years      5 Years       10 Years
--------------------------------------------------------------------------------

ALGER AMERICAN                 $  112        $  350        $  606        $1,340
GROWTH
PORTFOLIO

The example above does not reflect charges and deductions which are or may be imposed under variable annuity contracts, variable life insurance policies or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this Prospectus or in the plan documents.




ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS


The Portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the Portfolio's assets from a temporary unacceptable risk of loss, rather than directly to promote the Portfolio's investment objective. The portfolio may not achieve its objective during such periods.

Other securities the Portfolio may invest in are discussed in the Fund's Statement of Additional Information (see back cover).


[GRAPHIC OMITTED]

MANAGEMENT AND ORGANIZATION

MANAGER

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003


The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/02) $5.00 billion in mutual fund assets as well as $3.43 billion in other assets. The Manager is responsible for managing the Portfolio's assets according to its goal and for placing orders with broker-dealers to purchase and sell securities on behalf of the Portfolio. The Portfolio has had the same manager since inception and, for the most recent fiscal year, the Portfolio paid the Manager fees at an annual rate based on a percentage of average daily net assets of .75%.


PORTFOLIO MANAGERS


Fred M. Alger III is the chief market strategist for the Portfolio, overseeing the investments of the Portfolio since September 2001. Mr. Alger, who founded Fred Alger Management, Inc., has served as Chairman of the Board since 1964, and co-managed the Portfolio prior to 1995. Dan C. Chung, CFA and David Hyun, CFA, are the individuals responsible for the day-to-day management of portfolio investments. Mr. Chung, co-manager of the Growth Portfolio since September 2001, has been employed by the Manager since 1994 as a Vice President and analyst from 1996 to 1999, as a Senior Vice President and senior analyst until 2000, as an Executive Vice President and portfolio manager since 2000, and as Chief Investment Officer since September 2001. Mr. Hyun, co-manager of the Growth Portfolio since September 2001, has been employed by the Manager as an Executive Vice President since September 2001, prior to which he was employed by the Manager as an analyst from 1991 until 1997 and as a Senior Vice President and portfolio manager from 1997 until June 2000; he was a portfolio manager at OppenheimerFunds from June 2000 until September 2001.

[GRAPHIC OMITTED]


SHAREHOLDER INFORMATION

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302

NET ASSET VALUE


The price of one share is its "net asset value" or NAV. The NAV for the Portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.

The Fund generally values the assets of the Portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Fund's Board of Trustees. Short-term money market instruments held by the Portfolio are valued on the basis of amortized cost.


DIVIDENDS AND DISTRIBUTIONS


The Fund declares and pays dividends and distributions by the Portfolio annually. The Fund expects that these annual payments to shareholders will consist of both capital gains and net investment income. Dividends and distributions may differ between classes of shares of the Portfolio.


Federal income taxation of separate accounts of insurance companies, variable annuity contracts and variable life insurance contracts is discussed in the prospectuses of participating insurance companies. Generally, distributions by the Fund will not be taxable to holders of variable annuity contracts or variable life insurance policies if the insurance company separate accounts to which those distributions are made meet certain requirements, including certain diversification requirements that the Fund has undertaken to meet, under the Internal Revenue Code. Participants in qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution from their plan accounts. Generally, distributions from plan accounts are taxable as ordinary income at the rate applicable to each participant at the time of distribution.In certain cases, distributions made to a participant prior to the participant's reaching age 59 1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.

Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.

--------------------------------------------------------------------------------
                                   NAV (NET ASSET VALUE) OF A CLASS OF SHARES IS
                                    COMPUTED BY ADDING TOGETHER THE VALUE OF THE
                                  PORTFOLIO'S INVESTMENTS, CASH AND OTHER ASSETS
                             ALLOCABLE TO THE CLASS, SUBTRACTING ITS LIABILITIES
                                      AND THEN DIVIDING THE RESULT BY THE NUMBER
                                             OF OUTSTANDING SHARES OF THE CLASS.
--------------------------------------------------------------------------------

CLASSES OF FUND SHARES


The portfolio offers two classes of shares: Class O shares and Class S shares. Only Class S shares are offered in this Prospectus. Both classes are offered only to separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The classes differ in that, according to a plan adopted under Rule 12b-1 under the Investment Company Act, Class S shares pay a distribution and shareholder servicing fee out of their assets on an ongoing basis to compensate insurance companies and pension and retirement plan service providers for distribution assistance and shareholder services. Over time, these fees will increase the cost of an investment in Class S shares and may cost an investor more than paying other types of sales charges.


PURCHASING AND REDEEMING FUND SHARES

Because the Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans, an individual cannot invest in a portfolio directly, but may do so only through one of these sources. The Fund's shares are held in the names of the separate accounts and plans.

Shares of the Fund can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Transfer Agent. All orders for purchase of shares are subject to acceptance by the Fund or its Transfer Agent. The Transfer Agent pays for redemptions within seven days after it accepts a redemption request.

The Fund may redeem some shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash.

[GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Portfolio's financial performance for the periods shown. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the portfolio (assuming reinvestment of all dividends and distributions). Information is provided also with respect to Class O shares; Class S shares were outstanding during part of the periods shown. Class S shares have higher expense ratios and lower total returns. Information for the periods shown through December 31, 2001 has been audited by Arthur Andersen and information for the year ended December 31, 2002 has been audited by Ernst & Young LLP, the Fund's independent auditors whose report, along with the Fund's financial statements, is included in the Annual Report, which is available upon request.

Note that the Financial Highlights do not reflect charges and deductions which are or may be imposed under variable annuity contracts, variable life insurance policies or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this Prospectus or in the Plan documents.

                                                    INCOME FROM INVESTMENT OPERATIONS              LESS DIVIDENDS AND DISTRIBUTIONS
                                                    ---------------------------------              --------------------------------

                                          NET ASSET                    NET REALIZED                                  DISTRIBUTIONS
                                            VALUE                     AND UNREALIZED   TOTAL FROM    DIVIDENDS FROM    FROM NET
                                          BEGINNING   NET INVESTMENT    GAIN (LOSS)    INVESTMENT    NET INVESTMENT    REALIZED
                                          OF PERIOD    INCOME (LOSS)  ON INVESTMENTS   OPERATIONS        INCOME          GAINS
                                          ---------   --------------  --------------   ----------    --------------  -------------
ALGER AMERICAN GROWTH PORTFOLIO
  CLASS S
  Eight months ended 12/31/02(i)(ii)     $    33.28     $    (0.01)     $    (8.66)    $    (8.67)             --             --
  CLASS O
  Year ended 12/31/02 ..............     $    36.77     $    (0.01)     $   (12.12)    $   (12.13)     $    (0.01)    $       --
  Year ended 12/31/01 ..............          47.27           0.01           (4.88)         (4.87)          (0.10)         (5.53)
  Year ended 12/31/00 ..............          64.38           0.10           (8.75)         (8.65)             --          (8.46)
  Year ended 12/31/99 ..............          53.22          (0.03)          16.66          16.63           (0.08)         (5.39)
  Year ended 12/31/98 ..............          42.76           0.09           18.32          18.41           (0.13)         (7.82)
  Year ended 12/31/97 ..............          34.33           0.13            8.66           8.79           (0.13)         (0.23)
  Year ended 12/31/96 ..............          31.16           0.12            4.00           4.12           (0.02)         (0.93)
  Year ended 12/31/95 ..............          23.13           0.02            8.33           8.35           (0.07)         (0.25)
  Year ended 12/31/94 ..............          24.67           0.07            0.15           0.22           (0.03)         (1.73)
  Year ended 12/31/93 ..............          20.17           0.03            4.50           4.53           (0.03)            --





                                                         NET ASSET                      NET ASSETS,
                                            TOTAL       VALUE, END                     END OF PERIOD
                                        DISTRIBUTIONS    OF PERIOD      TOTAL RETURN  (000'S OMITTED)
                                        -------------   ----------      ------------  ---------------
ALGER AMERICAN GROWTH PORTFOLIO
  CLASS S
  Eight months ended 12/31/02(i)(ii)             --     $    24.61         (26.05%)      $       19
  CLASS O
  Year ended 12/31/02 ..............     $    (0.01)    $    24.63         (32.99%)      $  874,914
  Year ended 12/31/01 ..............          (5.63)         36.77         (11.81)        1,540,327
  Year ended 12/31/00 ..............          (8.46)         47.27         (14.77)        1,809,937
  Year ended 12/31/99 ..............          (5.47)         64.38          33.74         3,387,526
  Year ended 12/31/98 ..............          (7.95)         53.22          48.07         1,905,719
  Year ended 12/31/97 ..............          (0.36)         42.76          25.75         1,072,529
  Year ended 12/31/96 ..............          (0.95)         34.33          13.35           991,028
  Year ended 12/31/95 ..............          (0.32)         31.16          36.37           502,974
  Year ended 12/31/94 ..............          (1.76)         23.13           1.45           150,390
  Year ended 12/31/93 ..............          (0.03)         24.67          22.47            74,878

                                                  RATIOS/SUPPLEMENTAL DATA
                                       -------------------------------------------
                                                          RATIO OF NET
                                                           INVESTMENT
                                       RATIO OF EXPENSES  INCOME (LOSS)  PORTFOLIO
                                          TO AVERAGE       TO AVERAGE     TURNOVER
                                          NET ASSETS       NET ASSETS       RATE
                                       -----------------  -------------  ---------
ALGER AMERICAN GROWTH PORTFOLIO
  CLASS S
  Eight months ended 12/31/02(i)(ii)          1.10%          (0.13%)       238.03%
  CLASS O
  Year ended 12/31/02 ..............          0.85%          (0.01%)       238.03%
  Year ended 12/31/01 ..............          0.81            0.03          87.79
  Year ended 12/31/00 ..............          0.79            0.12         108.27
  Year ended 12/31/99 ..............          0.79           (0.03)        135.13
  Year ended 12/31/98 ..............          0.79            0.25         127.38
  Year ended 12/31/97 ..............          0.79            0.27         129.50
  Year ended 12/31/96 ..............          0.79            0.50          82.86
  Year ended 12/31/95 ..............          0.85            0.18         118.33
  Year ended 12/31/94 ..............          0.86            0.48         111.76
  Year ended 12/31/93 ..............          0.97            0.25         112.64

--------------------------------------------------------------------------------
(i)   Ratios have been annualized; total return has not been annualized.
(ii)  Commenced operations May 1, 2002.

                      [This page intentionally left blank]

FOR FUND INFORMATION:

By telephone:   (800) 992-3863

By mail:        The Alger American Fund
                111 Fifth Avenue
                New York, NY 10003

STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports, and make inquiries of the Fund, by calling the Fund's toll-free number or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, DC. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling (202) 942-8090. Fund documents are also available on the EDGAR database on the SEC's internet site at http://www.sec.gov.

DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED


THE ALGER AMERICAN FUND
SEC FILE #811-5550

                             THE ALGER AMERICAN FUND
                                 CLASS O SHARES

                   A POOLED FUNDING VEHICLE FOR:
                   o  VARIABLE ANNUITY CONTRACTS
                   o  VARIABLE LIFE INSURANCE POLICIES
                   o  QUALIFIED PENSION PLANS
                   o  QUALIFIED RETIREMENT PLANS

                                                          PROSPECTUS

                                                         MAY 1, 2003


                                                      ALGER AMERICAN
                                      SMALL CAPITALIZATION PORTFOLIO


As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                 [LOGO OMITTED]

                                                                       THE ALGER
                                                                   AMERICAN FUND


                                                                  CLASS O SHARES

                                                                  ALGER AMERICAN
                                                  SMALL CAPITALIZATION PORTFOLIO


                                                                      PROSPECTUS

                                                                     MAY 1, 2003

TABLE OF CONTENTS
--------------------------------------------------------------------------------

2 ............Risk/Return Summary: Investments,
              Risks & Performance


3 ............Fees and Expenses
4 ............Management & Organization
4 ............Shareholder Information

              Distributor .......................4
              Transfer Agent ....................4
              Classes of Fund Shares ............5
              Purchasing and Redeeming
              Fund Shares .......................5

6 ............Financial Highlights


Back Cover:   How to obtain more information

[GRAPHIC OMITTED]

RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE


INVESTMENTS: THE ALGER AMERICAN FUND-
ALGER AMERICA SMALL CAPITALIZATION PORTFOLIO

INVESTMENT GOAL AND APPROACH

The Portfolio invests primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. The Portfolio invests primarily in "growth" stocks. The Fund's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:


o     High Unit Volume Growth

      Vital, creative companies which offer goods or services to a rapidly-expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

o     Positive Life Cycle Change

      Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.


THE ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION.

The Portfolio focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly-expanding marketplace. Under normal circumstances, the Portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the companies in the Russell 2000 Growth Index or the S&P SmallCap 600 Index.




[GRAPHIC OMITTED]

PRINCIPAL RISKS


As with any fund that invests in stocks, your investment will go up or down in value, and the loss of your investment is a risk of investing. The Portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a portfolio investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the Portfolio's investment style and objective, an investment in it may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investments' values.

The Portfolio's trading in some stocks may be relatively short-term, meaning that it may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses.

An additional risk of investing in the Portfolio is:


o the possibility of greater risk by investing in smaller, less seasoned companies rather than larger, more-established companies owing to such factors as inexperienced management and limited financial resources


[GRAPHIC OMITTED]


PERFORMANCE


The following bar chart shows the changes in the Portfolio's performance from year to year and give you some indication of the risks of investing in the Portfolio. The annual returns assume reinvestment of dividends and distributions.

The Average Annual Total Return table compares the Portfolio's performance over several periods with that of an appropriate benchmark index. The annual returns assume reinvestment of dividends and distributions. Remember that how a portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

The performance disclosed in these charts does not reflect separate account charges which, if reflected, would lower returns.


The index used in the table is a broad index designed to track a particular market or market segment. No expenses or fees are reflected in the returns for the index, which is unmanaged. All returns for the index assume reinvestment of dividends and interest on the underlying securities that make up the index.

o Russell 2000 Growth Index: An index of common stocks designed to track performance of small capitalization companies with greater than average growth orientation.


ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

Annual Total Return as of December 31 each year (%)
Class O

                               [BAR CHART OMITTED]

             [THIS DATA REPRESENTS A BAR CHART IN THE PRINTED PIECE]

   93      94     95      96       97      98      99      00      01      02

 13.28   -4.38   44.31   4.18    11.39   15.53   43.42   -27.20  -29.51  -26.22

Best Quarter:      31.06%     Q4    1999
Worst Quarter:    -26.52%     Q1    2001

Average Annual Total Return as of December 31, 2002
Class O

                                                                        Since
                                                                      Inception
                           1 Year         5 Years        10 Years     (9/21/88)
-------------------------------------------------------------------------------
American Small
  Capitalization           -26.22%         -8.90%          1.30%        8.51%
Russell 2000
  Growth Index             -30.27%         -6.59%          2.62%        5.32%


The Portfolio also offers Class S shares. Class S and Class O shares differ only in that Class S shares are subject to a distribution and shareholder servicing fee, while Class O shares are not. Because of the distribution and shareholder servicing fee, returns will be lower for Class S shares.


[GRAPHIC OMITTED]

FEES AND EXPENSES


Investors incur certain fees and expenses in connection with an investment in the Portfolio. The following table shows the fees and expenses that you may incur if you buy and hold Class O shares of the Portfolio.

                                                                 ANNUAL FUND OPERATING
                                                                 EXPENSES
                                                                 (expenses that are deducted
                                                                 from Fund assets)

                         SHAREHOLDER FEES
                         (fees paid directly from                       Distribution                          TOTAL ANNUAL FUND
                         your investment)            Management Fees    (12b-1) Fees     Other Expenses      OPERATING EXPENSES
===============================================================================================================================
ALGER AMERICAN                  None                       .85%              None            .12%                   .97%
SMALL CAPITALIZATION
PORTFOLIO


EXAMPLE


The following example, which reflects the shareholder fees and operating expenses listed in the preceding table, is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class O shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  1 Year       3 Years      5 Years     10 Years
--------------------------------------------------------------------------------

ALGER AMERICAN                    $   99       $  309       $  536       $1,190
SMALL CAPITALIZATION
PORTFOLIO


The example above does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this Prospectus or in the plan documents.

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS


Each portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the Portfolio's assets from a temporary unacceptable risk of loss, rather than directly to promote the Portfolio's investment objective. The Portfolio may not achieve its objective during such periods.

Other securities the Portfolio may invest in are discussed in the Fund's Statement of Additional Information (see back cover).

[GRAPHIC OMITTED]

MANAGEMENT AND ORGANIZATION

MANAGER

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003


The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/02) $5.00 billion in mutual fund assets as well as $3.43 billion in other assets. The Manager is responsible for managing the Portfolio's assets according to its goal and for placing orders with broker-dealers to purchase and sell securities on behalf of the Portfolio. The Portfolio has had the same manager since inception and, for the most recent fiscal year, the Portfolio paid the Manager a fee at an annual rate based on a percentage of average daily net assets of .85%.


PORTFOLIO MANAGERS


Fred M. Alger III is the chief market strategist for the Portfolio, overseeing its investments since September 2001. Mr. Alger, who founded Fred Alger Management, Inc., has served as Chairman of the Board since 1964, and co-managed the Portfolio prior to 1995. Jill Greenwald, CFA is the individual responsible for the day-to-day management of portfolio investments. Ms. Greenwald, manager of the Small Capitalization Portfolio since November 2001, has been employed by the Manager as a Senior Vice President and portfolio manager since November 2001, prior to which she was employed by the Manager as an analyst and later a senior analyst from 1986 to 1992, as a Managing Director and senior portfolio manager at Chase Manhattan Bank from 1994 through 1999 and as a Senior Vice President and Investment Officer at J&W Seligman & Co. from 1999 until November 2001.




[GRAPHIC OMITTED]

SHAREHOLDER INFORMATION

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302

NET ASSET VALUE


The price of one share is its "net asset value" or NAV. The NAV for each portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.


The Fund generally values the assets of each portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Fund's Board of Trustees. Short-term money market instruments held by the portfolios are valued on the basis of amortized cost.

DIVIDENDS AND DISTRIBUTIONS


The Fund declares and pays dividends and distributions by the portfolios annually. The Fund expects that these annual payments to shareholders will consist of both capital gains and net investment income. Dividends and distributions may differ between classes of shares of the Portfolio.


Federal income taxation of separate accounts of insurance companies, variable annuity contracts and variable life insurance contracts is discussed in the prospectuses of participating insurance companies. Generally, distributions by the Fund will not be taxable to holders of variable annuity contracts or variable life insurance policies if the insurance company separate accounts to which those distributions are made meet certain requirements, including certain diversification requirements that the Fund has undertaken to meet, under the Internal Revenue Code. Participants in qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution from their plan accounts. Generally, distributions from plan accounts are taxable as ordinary income at the rate applicable to each participant at the time of distribu-tion. In certain cases, distributions made to a participant prior to the participant's reaching age 59 1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.

Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.


--------------------------------------------------------------------------------
                                   NAV (NET ASSET VALUE) OF A CLASS OF SHARES IS
                                    COMPUTED BY ADDING TOGETHER THE VALUE OF THE
                                  PORTFOLIO'S INVESTMENTS, CASH AND OTHER ASSETS
                             ALLOCABLE TO THE CLASS, SUBTRACTING ITS LIABILITIES
                                      AND THEN DIVIDING THE RESULT BY THE NUMBER
                                             OF OUTSTANDING SHARES OF THE CLASS.
--------------------------------------------------------------------------------


CLASSES OF FUND SHARES


The Portfolio offers two classes of shares: Class O shares and Class S shares. Only Class O shares are offered in this Prospectus. Both classes are offered only to separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The classes differ only in that Class S shares are subject to a distribution and shareholder servicing fee, while Class O shares are not.


PURCHASING AND REDEEMING FUND SHARES

Because the Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans, an individual cannot invest in a portfolio directly, but may do so only through one of these sources. The Fund's shares are held in the names of the separate accounts and plans.

Shares of the Fund can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Transfer Agent. All orders for purchase of shares are subject to acceptance by the Fund or its Transfer Agent. The Transfer Agent pays for redemptions within seven days after it accepts a redemption request.

The Fund may redeem some shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash.

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand each portfolio's financial performance for the periods shown. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). Information for the periods shown through December 31, 2001 has been audited by Arthur Andersen LLP and information for the year ended December 31, 2002 has been audited by Ernst & Young LLP, the Fund's independent auditors whose report, along with the Fund's financial statements, is included in the Annual Report, which is available upon request.


Note that the Financial Highlights do not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this Prospectus or in the Plan documents.


                                                  INCOME FROM INVESTMENT OPERATIONS                 LESS DIVIDENDS AND DISTRIBUTIONS
                                                  ---------------------------------                 --------------------------------
                                      NET ASSET                      NET REALIZED                                     DISTRIBUTIONS
                                        VALUE                       AND UNREALIZED    TOTAL FROM      DIVIDENDS FROM    FROM NET
                                      BEGINNING    NET INVESTMENT     GAIN (LOSS)     INVESTMENT      NET INVESTMENT   REALIZED
                                      OF PERIOD    INCOME (LOSS)    ON INVESTMENTS    OPERATIONS          INCOME         GAINS
                                      ---------    --------------   --------------    ----------      --------------  -------------
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
  CLASS O
  Year ended 12/31/02 .............  $    16.55     $    (0.11)       $    (4.23)     $    (4.34)         $   --        $    --
  Year ended 12/31/01 .............       23.49          (0.03)            (6.90)          (6.93)          (0.01)            --
  Year ended 12/31/00 .............       55.15           0.01(i)         (12.80)         (12.79)             --         (18.87)
  Year ended 12/31/99 .............       43.97          (0.12)(i)         16.98           16.86              --          (5.68)
  Year ended 12/31/98 .............       43.75          (0.02)             6.30            6.28              --          (6.06)
  Year ended 12/31/97 .............       40.91          (0.05)(i)          4.45            4.40              --          (1.56)
  Year ended 12/31/96 .............       39.41          (0.04)(i)          1.70            1.66              --          (0.16)
  Year ended 12/31/95 .............       27.31          (0.09)            12.19           12.10              --             --
  Year ended 12/31/94 .............       30.88          (0.03)(i)         (1.45)          (1.48)             --          (2.09)
  Year ended 12/31/93 .............       27.26          (0.05)             3.67            3.62              --             --

                                                      NET ASSET                       NET ASSETS,
                                         TOTAL        VALUE, END                     END OF PERIOD
                                     DISTRIBUTIONS    OF PERIOD      TOTAL RETURN   (000'S OMITTED)
                                     -------------    ----------     ------------   ---------------
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
  CLASS O
  Year ended 12/31/02 .............    $    --       $    12.21         (26.22%)      $  376,550
  Year ended 12/31/01 .............      (0.01)           16.55         (29.51)          517,364
  Year ended 12/31/00 .............     (18.87)           23.49         (27.20)          700,370
  Year ended 12/31/99 .............      (5.68)           55.15          43.42           674,864
  Year ended 12/31/98 .............      (6.06)           43.97          15.53         1,216,584
  Year ended 12/31/97 .............      (1.56)           43.75          11.39           997,586
  Year ended 12/31/96 .............      (0.16)           40.91           4.18         1,469,518
  Year ended 12/31/95 .............         --            39.41          44.31           984,212
  Year ended 12/31/94 .............      (2.09)           27.31          (4.38)          397,037
  Year ended 12/31/93 .............         --            30.88          13.28           238,850

                                                     RATIOS/SUPPLEMENTAL DATA
                                     -------------------------------------------------
                                                           RATIO OF NET
                                     RATIO OF EXPENSES      INVESTMENT       PORTFOLIO
                                        TO AVERAGE      INCOME (LOSS) TO     TURNOVER
                                        NET ASSETS      AVERAGE NET ASSETS     RATE
                                     -----------------  ------------------   ---------
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
  CLASS O
  Year ended 12/31/02 .............          0.97%            (0.69%)         111.82%
  Year ended 12/31/01 .............          0.92             (0.27)          181.80
  Year ended 12/31/00 .............          0.90              0.03           217.69
  Year ended 12/31/99 .............          0.90             (0.28)          182.25
  Year ended 12/31/98 .............          0.89             (0.20)          142.90
  Year ended 12/31/97 .............          0.89             (0.12)          104.43
  Year ended 12/31/96 .............          0.88             (0.09)          110.04
  Year ended 12/31/95 .............          0.92             (0.48)           80.66
  Year ended 12/31/94 .............          0.96             (0.10)          117.61
  Year ended 12/31/93 .............          1.03             (0.35)          148.07

--------------------------------------------------------------------------------
(i)   Amount was computed based on average shares outstanding during the year.

                      [This page intentionally left blank]

FOR FUND INFORMATION:

By telephone:   (800) 992-3863

By mail:        The Alger American Fund
                111 Fifth Avenue
                New York, NY 10003

STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports, and make inquiries of the Fund, by calling the Fund's toll-free number or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, DC. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling (202) 942-8090. Fund documents are also available on the EDGAR database on the SEC's internet site at http://www.sec.gov.

DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED


THE ALGER AMERICAN FUND
SEC FILE #811-5550

                             THE ALGER AMERICAN FUND
                                 CLASS S SHARES

                     A POOLED FUNDING VEHICLE FOR:
                     o   VARIABLE ANNUITY CONTRACTS
                     o   VARIABLE LIFE INSURANCE POLICIES
                     o   QUALIFIED PENSION PLANS
                     o   QUALIFIED RETIREMENT PLANS

                                                        PROSPECTUS

                                                       MAY 1, 2003


                                                    ALGER AMERICAN
                                    SMALL CAPITALIZATION PORTFOLIO


As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                 [LOGO OMITTED]

                                                                       THE ALGER
                                                                   AMERICAN FUND


                                                                  CLASS S SHARES

                                                                  ALGER AMERICAN
                                                  SMALL CAPITALIZATION PORTFOLIO


                                                                      PROSPECTUS

                                                                     MAY 1, 2003

TABLE OF CONTENTS
--------------------------------------------------------------------------------

2 ............Risk/Return Summary: Investments,
              Risks & Performance


3 ............Fees and Expenses
4 ............Management and Organization
4 ............Shareholder Information

              Distributor .......................4
              Transfer Agent ....................4
              Classes of Fund Shares ............5
              Purchasing and Redeeming
              Fund Shares .......................5

6 ............Financial Highlights


Back Cover:   How to obtain more information

[GRAPHIC OMITTED]

RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE


INVESTMENTS: THE ALGER AMERICAN FUND--
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

INVESTMENT GOAL AND APPROACH

The Portfolio invests primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. The Portfolio invests primarily in "growth" stocks. The Portfolio's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:


o     High Unit Volume Growth

      Vital, creative companies which offer goods or services to a rapidly-expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

o     Positive Life Cycle Change


      Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management; products or technologies; restructuring or reorganization; or merger and acquisition.

The Alger American Small Capitalization Portfolio seeks long-term capital appreciation.

The Portfolio focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, it invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the companies in the Russell 2000 Growth Index or the S&P SmallCap 600 Index.

[GRAPHIC OMITTED]

PRINCIPAL RISKS

As with any fund that invests in stocks, your investment will go up or down in value, and the loss of your investment is a risk of investing. The Portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a portfolio investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the Portfolio's investment style and objective, an investment in it may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investments' values.

The Portfolio's trading in some stocks may be relatively short-term, meaning that it may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses.

An additional risk of investing in the Portfolio is:



o the possibility of greater risk by investing in smaller, less seasoned companies rather than larger, more-established companies owing to such factors as inexperienced management and limited financial resources


[GRAPHIC OMITTED]


PERFORMANCE


The following bar chart shows the changes in the Portfolio's performance from year to year and give you some indication of the risks of investing in the Fund. The annual returns assume reinvestment of dividends and distributions.

The Average Annual Total Return table compares the Portfolio's performance over several periods with that of an appropriate benchmark index. The annual returns assume reinvestment of dividends and distributions. Remember that how a portfolio has performed in the past is not necessarily an indication of how it will perform in the future.


Information in the bar chart and table is for the Portfolio's Class O shares, which are the only shares that have been outstanding for at least one year. Class O shares are not offered in this Prospectus. Class S and Class O shares differ only in that Class S shares are subject to a distribution and shareholder servicing fee, while Class O shares are not. Because of the distribution and shareholder servicing fee, returns will be lower for Class S shares.


The performance disclosed in these charts does not reflect separate account charges which, if reflected, would lower returns.


The index used in the table is a broad index designed to track a particular market or market segment. No expenses or fees are reflected in the returns for the index, which is unmanaged. All returns for the index assume reinvestment of dividends and interest on the underlying securities that make up the index.

o Russell 2000 Growth Index:An index of common stocks designed to track performance of small capitalization companies with greater than average growth orientation.


ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

Annual Total Return as of December 31 each year (%)
Class O

                               [BAR CHART OMITTED]

             [THIS DATA REPRESENTS A BAR CHART IN THE PRINTED PIECE]

   93      94      95     96       97      98      99      00      01      02

 13.28   -4.38   44.31   4.18    11.39   15.53   43.42   -27.20  -29.51  -26.22

Best Quarter:      31.06%     Q4    1999
Worst Quarter:    -26.52%     Q1    2001

Average Annual Total Return as of December 31, 2002
Class O


                                                                         Since
                                                                       Inception
                             1 Year        5 Years        10 Years     (9/21/88)
--------------------------------------------------------------------------------
American Small
  Capitalization            -26.22%         -8.90%          1.30%        8.51%
Russell 2000
  Growth Index              -30.27%         -6.59%          2.62%        5.32%


[GRAPHIC OMITTED]

FEES AND EXPENSES


Investors incur certain fees and expenses in connection with an investment in the Portfolio. The following table shows the fees and expenses that you may incur if you buy and hold Class S shares of the portfolio.

                                                                 ANNUAL FUND OPERATING
                                                                 EXPENSES
                                                                 (expenses that are deducted
                                                                 from Fund assets)

                         SHAREHOLDER FEES
                         (fees paid directly from                       Distribution                          TOTAL ANNUAL FUND
                         your investment)            Management Fees    (12b-1) Fees     Other Expenses      OPERATING EXPENSES
===============================================================================================================================
ALGER AMERICAN                  None                       .85%              .25%            .10%                   1.20%
SMALL CAPITALIZATION
PORTFOLIO


EXAMPLE


The following example, which reflects the shareholder fees and operating expenses listed in the preceding table, is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class S shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                     1 Year     3 Years      5 Years    10 Years
--------------------------------------------------------------------------------
ALGER AMERICAN                        $122        $381        $660      $1,455
SMALL CAPITALIZATION
PORTFOLIO

The example above does not reflect charges and deductions which are or may be imposed under variable annuity contracts, variable life insurance policies or pension or retirement plans. Such charges and deductions are described in the Prospectus for the contract or policy accompanying this Prospectus or in the plan documents.

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS


The Portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the portfolio's assets from a temporary unacceptable risk of loss, rather than directly to promote the portfolio's investment objective. The portfolio may not achieve its objective during such periods.

Other securities the Portfolio may invest in are discussed in the Fund's Statement of Additional Information (see back cover).


[GRAPHIC OMITTED]

MANAGEMENT AND ORGANIZATION

MANAGER

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003


The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/02) $5.00 billion in mutual fund assets as well as $3.43 billion in other assets. The Manager is responsible for managing the Portfolio's assets according to its goal and for placing orders with broker-dealers to purchase and sell securities on behalf of the Portfolio. The Fund has had the same manager since inception and, for the most recent fiscal year, the Portfolio paid the Manager fees at an annual rate based on a percentage of average daily net assets of .85%.


PORTFOLIO MANAGERS


Fred M. Alger III is the chief market strategist for the portfolios, overseeing the investments of the Portfolio since September 2001. Mr. Alger, who founded Fred Alger Management, Inc., has served as Chairman of the Board since 1964, and co-managed the Portfolio prior to 1995. Jill Greenwald, CFA is the individual responsible for the day-to-day management of portfolio investments. Ms. Greenwald, manager of the Small Capitalization Portfolio since November 2001, has been employed by the Manager as a Senior Vice President and portfolio manager since November 2001, prior to which she was employed by the Manager as an analyst and later a senior analyst from 1986 to 1992, as a Managing Director and senior portfolio manager at Chase Manhattan Bank from 1994 through 1999 and as a Senior Vice President and Investment Officer at J&W Seligman & Co. from 1999 until November 2001.


[GRAPHIC OMITTED]

SHAREHOLDER INFORMATION

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302

NET ASSET VALUE


The price of one share is its "net asset value" or NAV. The NAV for the Portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.

The Fund generally values the assets of the Portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Fund's Board of Trustees. Short-term money market instruments held by the Portfolio are valued on the basis of amortized cost.


DIVIDENDS AND DISTRIBUTIONS


The Fund declares and pays dividends and distributions by the Portfolio annually. The Fund expects that these annual payments to shareholders will consist of both capital gains and net investment income. Dividends and distributions may differ between classes of shares of the Portfolio.


Federal income taxation of separate accounts of insurance companies, variable annuity contracts and variable life insurance contracts is discussed in the prospectuses of participating insurance companies. Generally, distributions by the Fund will not be taxable to holders of variable annuity contracts or variable life insurance policies if the insurance company separate accounts to which those distributions are made meet certain requirements, including certain diversification requirements that the Fund has undertaken to meet, under the Internal Revenue Code. Participants in qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution from their plan accounts. Generally, distributions from plan accounts are taxable as ordinary income at the rate applicable to each participant at the time of distribution. In certain cases, distributions made to a participant prior to the participant's reaching age 59 1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.

Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.


--------------------------------------------------------------------------------
                                   NAV (NET ASSET VALUE) OF A CLASS OF SHARES IS
                                    COMPUTED BY ADDING TOGETHER THE VALUE OF THE
                                  PORTFOLIO'S INVESTMENTS, CASH AND OTHER ASSETS
                             ALLOCABLE TO THE CLASS, SUBTRACTING ITS LIABILITIES
                                      AND THEN DIVIDING THE RESULT BY THE NUMBER
                                             OF OUTSTANDING SHARES OF THE CLASS.
--------------------------------------------------------------------------------


CLASSES OF FUND SHARES


The Portfolio offers two classes of shares: Class O shares and Class S shares. Only Class S shares are offered in this Prospectus. Both classes are offered only to separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The classes differ in that, according to a plan adopted under Rule 12b-1 under the Investment Company Act, Class S shares pay a distribution and shareholder servicing fee out of their assets on an ongoing basis to compensate insurance companies and pension and retirement plan service providers for distribution assistance and shareholder services. Over time, these fees will increase the cost of an investment in Class S shares and may cost an investor more than paying other types of sales charges.


PURCHASING AND REDEEMING FUND SHARES

Because the Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans, an individual cannot invest in a portfolio directly, but may do so only through one of these sources. The Fund's shares are held in the names of the separate accounts and plans.

Shares of the Fund can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Transfer Agent. All orders for purchase of shares are subject to acceptance by the Fund or its Transfer Agent. The Transfer Agent pays for redemptions within seven days after it accepts a redemption request.

The Fund may redeem some shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash.

[GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Portfolio's financial performance for the periods shown. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the portfolio (assuming reinvestment of all dividends and distributions). Information is provided also with respect to Class O shares; Class S shares were outstanding during part of the periods shown. Class S shares have higher expense ratios and lower total returns. Information for the periods shown through December 31, 2001 has been audited by Arthur Andersen and information for the year ended December 31, 2002 has been audited by Ernst & Young LLP, the Fund's independent auditors whose report, along with the Fund's financial statements, is included in the Annual Report, which is available upon request.

Note that the Financial Highlights do not reflect charges and deductions which are or may be imposed under variable annuity contracts, variable life insurance policies or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this Prospectus or in the Plan documents.

                                                    INCOME FROM INVESTMENT OPERATIONS               LESS DIVIDENDS AND DISTRIBUTIONS
                                                    ---------------------------------               --------------------------------
                                         NET ASSET                      NET REALIZED                                  DISTRIBUTIONS
                                           VALUE                       AND UNREALIZED   TOTAL FROM  DIVIDENDS FROM      FROM NET
                                         BEGINNING   NET INVESTMENT     GAIN (LOSS)     INVESTMENT  NET INVESTMENT      REALIZED
                                         OF PERIOD    INCOME (LOSS)    ON INVESTMENTS   OPERATIONS      INCOME           GAINS
                                         ---------    -------------    --------------   ----------  --------------    -------------
ALGER AMERICAN SMALL
CAPITALIZATION PORTFOLIO
  CLASS S
  Eight months ended 12/31/02(i)(iii) ...   $16.02       $(0.08)           $(3.75)       $(3.83)           --                --
  CLASS O
  Year ended 12/31/02 ...................   $16.55       $(0.11)           $(4.23)       $(4.34)       $   --           $    -
  Year ended 12/31/01 ...................    23.49        (0.03)            (6.90)        (6.93)        (0.01)               --
  Year ended 12/31/00 ...................    55.15         0.01(ii)        (12.80)       (12.79)           --            (18.87)
  Year ended 12/31/99 ...................    43.97        (0.12)(ii)        16.98         16.86            --             (5.68)
  Year ended 12/31/98 ...................    43.75        (0.02)             6.30          6.28            --             (6.06)
  Year ended 12/31/97 ...................    40.91        (0.05)(ii)         4.45          4.40            --             (1.56)
  Year ended 12/31/96 ...................    39.41        (0.04)(ii)         1.70          1.66            --             (0.16)
  Year ended 12/31/95 ...................    27.31        (0.09)            12.19         12.10            --                --
  Year ended 12/31/94 ...................    30.88        (0.03)(ii)        (1.45)        (1.48)           --             (2.09)
  Year ended 12/31/93 ...................    27.26        (0.05)             3.67          3.62            --                --

                                                                        NET ASSET                        NET ASSETS,
                                                      TOTAL            VALUE, END                       END OF PERIOD
                                                  DISTRIBUTIONS         OF PERIOD      TOTAL RETURN    (000'S OMITTED)
                                                  -------------        ----------      ------------    ---------------
ALGER AMERICAN SMALL
CAPITALIZATION PORTFOLIO
  CLASS S
  Eight months ended 12/31/02(i)(iii) ..........          --             $12.19          (23.91%)        $        7
  CLASS O
  Year ended 12/31/02 ..........................     $    --             $12.21          (26.22%)        $  376,550
  Year ended 12/31/01 ..........................       (0.01)             16.55          (29.51)            517,364
  Year ended 12/31/00 ..........................      (18.87)             23.49          (27.20)            700,370
  Year ended 12/31/99 ..........................       (5.68)             55.15           43.42             674,864
  Year ended 12/31/98 ..........................       (6.06)             43.97           15.53           1,216,584
  Year ended 12/31/97 ..........................       (1.56)             43.75           11.39             997,586
  Year ended 12/31/96 ..........................       (0.16)             40.91            4.18           1,469,518
  Year ended 12/31/95 ..........................          --              39.41           44.31             984,212
  Year ended 12/31/94 ..........................       (2.09)             27.31           (4.38)            397,037
  Year ended 12/31/93 ..........................          --              30.88           13.28             238,850

                                                                 RATIOS/SUPPLEMENTAL DATA
                                               ---------------------------------------------------
                                                                     RATIO OF NET
                                                                      INVESTMENT
                                               RATIO OF EXPENSES     INCOME(LOSS)          PORTFOLIO
                                                   TO AVERAGE         TO AVERAGE           TURNOVER
                                                   NET ASSETS         NET ASSETS             RATE
                                               -----------------     ------------          ---------
ALGER AMERICAN SMALL
CAPITALIZATION PORTFOLIO
  CLASS S
  Eight months ended 12/31/02(i)(iii) ..........       1.20%             (0.87%)            111.82%
  CLASS O
  Year ended 12/31/02 ..........................       0.97%             (0.69%)            111.82%
  Year ended 12/31/01 ..........................       0.92              (0.27)             181.80
  Year ended 12/31/00 ..........................       0.90               0.03              217.69
  Year ended 12/31/99 ..........................       0.90              (0.28)             182.25
  Year ended 12/31/98 ..........................       0.89              (0.20)             142.90
  Year ended 12/31/97 ..........................       0.89              (0.12)             104.43
  Year ended 12/31/96 ..........................       0.88              (0.09)             110.04
  Year ended 12/31/95 ..........................       0.92              (0.48)              80.66
  Year ended 12/31/94 ..........................       0.96              (0.10)             117.61
  Year ended 12/31/93 ..........................       1.03              (0.35)             148.07

--------------------------------------------------------------------------------
(i)   Ratios have been annualized; total return has not been annualized.
(ii)  Amount was computed based on average shares outstanding during the year.
(iii) Commenced operations May 1, 2002.

                      [This page intentionally left blank]

FOR FUND INFORMATION:

By telephone: (800) 992-3863

By mail:      The Alger American Fund
              111 Fifth Avenue
              New York, NY 10003

STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports, and make inquiries of the Fund, by calling the Fund's toll-free number or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, DC. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling (202) 942-8090. Fund documents are also available on the EDGAR database on the SEC's internet site at http://www.sec.gov.

DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED


THE ALGER AMERICAN FUND
SEC FILE #811-5550

                             THE ALGER AMERICAN FUND
                                 CLASS O SHARES

                          A POOLED FUNDING VEHICLE FOR:
                          o  VARIABLE ANNUITY CONTRACTS
                          o  VARIABLE LIFE INSURANCE POLICIES
                          o  QUALIFIED PENSION PLANS
                          o  QUALIFIED RETIREMENT PLANS

                                                        PROSPECTUS

                                                       MAY 1, 2003


                                                    ALGER AMERICAN
                                        LEVERAGED ALLCAP PORTFOLIO




As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                 [LOGO OMITTED]

                                                                       THE ALGER
                                                                   AMERICAN FUND

                                                                  CLASS O SHARES


                                                                  ALGER AMERICAN
                                                      LEVERAGED ALLCAP PORTFOLIO


                                                                      PROSPECTUS

                                                                     MAY 1, 2003

TABLE OF CONTENTS
--------------------------------------------------------------------------------

2 ............Risk/Return Summary: Investments,
              Risks & Performance




4 ............Fees and Expenses
5 ............Management & Organization
5 ............Shareholder Information

              Distributor .......................5
              Transfer Agent ....................5
              Classes of Fund Shares ............6
              Purchasing and Redeeming
              Fund Shares .......................6

8 ............Financial Highlights


Back Cover:   How to obtain more information

[GRAPHIC OMITTED]

RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE


INVESTMENTS: THE ALGER AMERICAN FUND--ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

INVESTMENT GOAL AND APPROACH

The Portfolio invests primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. The Portfolio invests primarily in "growth" stocks. The Portfolio's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:


o     High Unit Volume Growth

      Vital, creative companies which offer goods or services to a rapidly-expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

o     Positive Life Cycle Change


      Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management; products or technologies; restructuring or reorganization; or merger and acquisition.

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

The  Alger  American   Leveraged  AllCap   Portfolio  seeks  long-term   capital
appreciation.

Under normal circumstances, the Portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential.


The Portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities. By borrowing money, the Portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.


[GRAPHIC OMITTED]


PRINCIPAL RISKS


As with any fund that invests in stocks, your investment will go up or down in value, and the loss of your investment is a risk of investing. The Portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a portfolio investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the Portfolio's investment style and objective, an investment in it may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investments' values.

The Portfolio's trading in some stocks may be relatively short-term, meaning the Portfolio may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses.

Additional risks of investing in the Portfolio are:


o the possibility of greater risk by investing in small- and medium-sized companies (in addition to large, more-established companies) owing to such factors as inexperienced management and limited financial resources

o the risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus, the Portfolio's net asset value can decrease more quickly than if the Portfolio had not borrowed

[GRAPHIC OMITTED]


PERFORMANCE


The following bar chart shows the changes in the Portfolio's performance from year to year and give you some indication of the risks of investing in the Portfolio. They assume reinvestment of dividends and distributions.

The Average Annual Total Return tables compare the Portfolio's performance over several periods with that of an appropriate benchmark index. The annual returns assume reinvestment of dividends and distributions. Remember that how the Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.


The performance disclosed in these charts does not reflect separate account charges which, if reflected, would lower returns.


Each index used in the table is a broad index designed to track a particular market or market segment. No expenses or fees are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest on the underlying securities that make up the respective index.

Alger American Leveraged AllCap Portfolio has changed its performance benchmark from the S&P 500 Index to the Russell 3000 Growth Index. The replacement index tracks the performance of stocks that Fund management believes are more closely representative of those stocks normally held by the Portfolio.

o Russell 3000 Growth Index: An index of common stocks designed to track performance of companies with greater than average growth orientation in general.

o S&P 500 Index: An index of large company common stocks considered to be representative of the U.S. stock market in general.




ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

Annual Total Return as of December 31 each year (%)
Class O

                               [BAR CHART OMITTED]

             [THIS DATA REPRESENTS A BAR CHART IN THE PRINTED PIECE]

              96      97      98      99      00      01      02

            12.04   19.68   57.83   78.06   -24.83  -15.93  -33.91

Best Quarter:       40.16%    Q4      1999
Worst Quarter:     -21.93%    Q4      2000

Average Annual Total Return as of December 31, 2002
Class O

                                                                         Since
                                                                       Inception
                                        1 Year           5 Years       (1/25/95)
--------------------------------------------------------------------------------

American Leveraged
  AllCap                                -33.91%           3.26%          13.56%
Russell 3000
  Growth Index                          -28.05%          -4.11%           7.02%
S&P 500 Index                           -22.10%          -0.58%          10.10%


The Portfolio also offers Class S shares. Class S and Class O shares differ only in that Class S shares are subject to a distribution and shareholder servicing fee, while Class O shares are not. Because of the distribution and shareholder servicing fee, returns will be lower for Class S shares.

[GRAPHIC OMITTED]

FEES AND EXPENSES


Investors incur certain fees and expenses in connection with an investment in the Portfolio. The following table shows the fees and expenses that you may incur if you buy and hold Class O shares of the Portfolio.



                                                                 ANNUAL FUND OPERATING
                                                                 EXPENSES
                                                                 (expenses that are deducted
                                                                 from Fund assets)

                         SHAREHOLDER FEES
                         (fees paid directly from                       Distribution                          TOTAL ANNUAL FUND
                         your investment)            Management Fees    (12b-1) Fees     Other Expenses      OPERATING EXPENSES
===============================================================================================================================
ALGER AMERICAN                  None                       .85%              None            .11%                   .96%
LEVERAGED ALLCAP
PORTFOLIO


EXAMPLE


The following example, which reflects the shareholder fees and operating expenses listed in the preceding table, is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class O shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  1 Year       3 Years      5 Years     10 Years
--------------------------------------------------------------------------------

ALGER AMERICAN                    $   98       $  306       $  531       $1,178
LEVERAGED ALLCAP
PORTFOLIO

The example above does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this Prospectus or in the plan documents.


ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS


The Portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the Portfolio's assets from a temporary unacceptable risk of loss, rather than directly to promote the Portfolio's investment objective. The Portfolio may not achieve its objective during such periods.

Other securities the Portfolio may invest in are discussed in the Fund's Statement of Additional Information (see back cover).

[GRAPHIC OMITTED]

MANAGEMENT AND ORGANIZATION

MANAGER

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003


The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/02) $5.00 billion in mutual fund assets as well as $3.43 billion in other assets. The Manager is responsible for managing the Portfolio's assets according to its goal and for placing orders with broker-dealers to purchase and sell securities on behalf of the Portfolio. The Portfolio has had the same manager since inception and, for the most recent fiscal year, the Portfolio paid the Manager fees at an annual rate based on a percentage of average daily net assets of .85%.


PORTFOLIO MANAGERS


Fred M. Alger III is the chief market strategist for the Portfolio, overseeing the investments of the Portfolio since September 2001. Mr. Alger, who founded Fred Alger Management, Inc., has served as Chairman of the Board since 1964, and co-managed the Portfolio prior to 1995. David Hyun, CFA is the individual responsible for the day-to-day management of Portfolio investments. Mr. Hyun, manager of the Leveraged AllCap Portfolio and co-manager of the Growth Portfolio since September 2001, has been employed by the Manager as an Executive Vice President since September 2001, prior to which he was employed by the Manager as an analyst from 1991 until 1997 and as a Senior Vice President and portfolio manager from 1997 until June 2000; he was a portfolio manager at Oppenheimer Funds from June 2000 until September 2001.


[GRAPHIC OMITTED]

SHAREHOLDER INFORMATION

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302

NET ASSET VALUE


The price of one share is its "net asset value" or NAV. The NAV for each portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.


The Fund generally values the assets of each portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Fund's Board of Trustees. Short-term money market instruments held by the portfolios are valued on the basis of amortized cost.

DIVIDENDS AND DISTRIBUTIONS


The Fund declares and pays dividends and distributions by the portfolios annually. The Fund expects that these annual payments to shareholders will consist of both capital gains and net investment income. Dividends and distributions may differ between classes of shares of the Portfolio.


Federal income taxation of separate accounts of insurance companies, variable annuity contracts and variable life insurance contracts is discussed in the prospectuses of participating insurance companies. Generally, distributions by the Fund will not be taxable to holders of variable annuity contracts or variable life insurance policies if the insurance company separate accounts to which those distributions are made meet certain requirements, including certain diversification requirements that the Fund has undertaken to meet, under the Internal Revenue Code. Participants in qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution from their plan accounts. Generally, distributions from plan accounts are taxable as ordinary income at the rate applicable to each participant at the time of distribution.In certain cases, distributions made to a participant prior to the participant's reaching age 59 1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.

Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.

--------------------------------------------------------------------------------
                                   NAV (NET ASSET VALUE) OF A CLASS OF SHARES IS
                                    COMPUTED BY ADDING TOGETHER THE VALUE OF THE
                                  PORTFOLIO'S INVESTMENTS, CASH AND OTHER ASSETS
                             ALLOCABLE TO THE CLASS, SUBTRACTING ITS LIABILITIES
                                      AND THEN DIVIDING THE RESULT BY THE NUMBER
                                             OF OUTSTANDING SHARES OF THE CLASS.
--------------------------------------------------------------------------------

CLASSES OF FUND SHARES


The Portfolio offers two classes of shares: Class O shares and Class S shares. Only Class O shares are offered in this Prospectus. Both classes are offered only to separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The classes differ only in that Class S shares are subject to a distribution and shareholder servicing fee, while Class O shares are not.


PURCHASING AND REDEEMING FUND SHARES

Because the Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans, an individual cannot invest in a portfolio directly, but may do so only through one of these sources. The Fund's shares are held in the names of the separate accounts and plans.

Shares of the Fund can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Transfer Agent. All orders for purchase of shares are subject to acceptance by the Fund or its Transfer Agent. The Transfer Agent pays for redemptions within seven days after it accepts a redemption request.

The Fund may redeem some shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash.

                      [This page intentionally left blank]

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand each portfolio's financial performance for the periods shown. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). Information for the periods shown through December 31, 2001 has been audited by Arthur Andersen LLP and information for the year ended December 31, 2002 has been audited by Ernst & Young LLP, the Fund's independent auditors whose report, along with the Fund's financial statements, is included in the Annual Report, which is available upon request.


Note that the Financial Highlights do not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this Prospectus or in the Plan documents.


                                                     INCOME FROM INVESTMENT OPERATIONS              LESS DIVIDENDS AND DISTRIBUTIONS
                                                     ---------------------------------              --------------------------------
                                          NET ASSET                      NET REALIZED                                DISTRIBUTIONS
                                            VALUE                       AND UNREALIZED  TOTAL FROM   DIVIDENDS FROM     FROM NET
                                          BEGINNING   NET INVESTMENT      GAIN (LOSS)   INVESTMENT   NET INVESTMENT     REALIZED
                                          OF PERIOD   INCOME (LOSS)     ON INVESTMENTS  OPERATIONS       INCOME          GAINS
                                          --------    --------------    --------------  ----------   --------------   -------------
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
  CLASS O
  Year ended 12/31/02 .................   $  31.55      $  (0.14)          $ (10.56)     $ (10.70)         --          $     --
  Year ended 12/31/01 .................      38.80          0.00(ii)          (6.06)        (6.06)         --             (1.19)
  Year ended 12/31/00 .................      57.97         (0.02)(ii)        (13.77)       (13.79)         --             (5.38)
  Year ended 12/31/99 .................      34.90         (0.09)             25.93         25.84          --             (2.77)
  Year ended 12/31/98 .................      23.17         (0.05)             12.99         12.94          --             (1.21)
  Year ended 12/31/97 .................      19.36         (0.03)              3.84          3.81          --                --
  Year ended 12/31/96 .................      17.43         (0.03)(ii)          2.14          2.11          --             (0.18)
  Year ended 12/31/95(i)(iv) ..........      10.00         (0.03)              7.46          7.43          --                --

                                                          NET ASSET                     NET ASSETS,
                                              TOTAL      VALUE, END                   END OF PERIOD
                                          DISTRIBUTIONS   OF PERIOD     TOTAL RETURN  (000'S OMITTED)
                                          -------------  ----------     ------------  ---------------
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
  CLASS O
  Year ended 12/31/02 .................    $     --       $  20.85         (33.91%)      $271,373
  Year ended 12/31/01 .................       (1.19)         31.55         (15.93)        443,209
  Year ended 12/31/00 .................       (5.38)         38.80         (24.83)        476,517
  Year ended 12/31/99 .................       (2.77)         57.97          78.06         362,500
  Year ended 12/31/98 .................       (1.21)         34.90          57.83         101,710
  Year ended 12/31/97 .................          --          23.17          19.68          53,488
  Year ended 12/31/96 .................       (0.18)         19.36          12.04          34,925
  Year ended 12/31/95(i)(iv) ..........          --          17.43          74.30           5,497

                                                        RATIOS/SUPPLEMENTAL DATA
                                          ------------------------------------------------
                                                               RATIO OF NET
                                          RATIO OF EXPENSES      INVESTMENT      PORTFOLIO
                                            TO AVERAGE       INCOME (LOSS) TO    TURNOVER
                                             NET ASSETS      AVERAGE NET ASSETS     RATE
                                          -----------------  ------------------  ---------
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
  CLASS O
  Year ended 12/31/02 .................         0.96%              (0.49%)         203.05%
  Year ended 12/31/01 .................         0.92                0.00           103.03
  Year ended 12/31/00 .................         0.90               (0.03)          132.28
  Year ended 12/31/99 .................         0.93               (0.49)          155.74
  Year ended 12/31/98 .................         0.96               (0.27)          143.59
  Year ended 12/31/97 .................         1.00               (0.17)          164.27
  Year ended 12/31/96 .................         1.09               (0.15)          102.10
  Year ended 12/31/95(i)(iv) ..........         1.56(iii)          (0.71)          178.23

--------------------------------------------------------------------------------
(i)   Ratios have been annualized;  total return has not been annualized.
(ii)  Amount was computed based on average shares  outstanding  during the year.
(iii) Amount has been reduced by 2.36% due to expense reimbursements.
(iv)  Commenced operations January 25, 1995.

FOR FUND INFORMATION:

By telephone:   (800) 992-3863

By mail:        The Alger American Fund
                111 Fifth Avenue
                New York, NY 10003

STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports, and make inquiries of the Fund, by calling the Fund's toll-free number or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, DC. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling (202) 942-8090. Fund documents are also available on the EDGAR database on the SEC's internet site at http://www.sec.gov.

DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED


THE ALGER AMERICAN FUND
SEC FILE #811-5550

                             THE ALGER AMERICAN FUND
                                 CLASS S SHARES

                         A POOLED FUNDING VEHICLE FOR:
                         o  VARIABLE ANNUITY CONTRACTS
                         o  VARIABLE LIFE INSURANCE POLICIES
                         o  QUALIFIED PENSION PLANS
                         o  QUALIFIED RETIREMENT PLANS

                                                         PROSPECTUS

                                                        MAY 1, 2003


                                                     ALGER AMERICAN
                                         LEVERAGED ALLCAP PORTFOLIO

As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.


An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                 [LOGO OMITTED]

                                                                       THE ALGER
                                                                   AMERICAN FUND


                                                                  CLASS S SHARES

                                                                  ALGER AMERICAN
                                                      LEVERAGED ALLCAP PORTFOLIO


                                                                      PROSPECTUS

                                                                     MAY 1, 2003

TABLE OF CONTENTS
--------------------------------------------------------------------------------

2 ............Risk/Return Summary: Investments, Risks & Performance


4 ............Fees and Expenses
4 ............Management and Organization
5 ............Shareholder Information

              Distributor .......................5
              Transfer Agent ....................5
              Classes of Fund Shares ............5
              Purchasing and Redeeming
              Fund Shares .......................5

6 ............Financial Highlights

Back Cover:   How to obtain more information

[GRAPHIC OMITTED]

RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE


INVESTMENTS: THE ALGER AMERICAN FUND--ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

Investment Goal and Approach

The Portfolio invests primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. The Portfolio invests primarily in "growth" stocks. The Fund's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:


o     High Unit Volume Growth

      Vital, creative companies which offer goods or services to a rapidly-expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

o     Positive Life Cycle Change


      Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management; products or technologies; restructuring or reorganization; or merger and acquisition.

The  Alger  American   Leveraged  AllCap   Portfolio  seeks  long-term   capital
appreciation.

Under normal circumstances, the Portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential.

The Portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities. By borrowing money, the Portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.




[GRAPHIC OMITTED]

PRINCIPAL RISKS


As with any fund that invests in stocks, your investment will go up or down in value, and the loss of your investment is a risk of investing. The Portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a Portfolio investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the Portfolio's investment style and objective, an investment in it may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investments' values.

The Portfolio's trading in some stocks may be relatively short-term, meaning that it may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses.

An additional risk of investing in the Portfolio is:


o the possibility that companies may cut or fail to declare dividends due to market downturns or other reasons

[GRAPHIC OMITTED]

PERFORMANCE


The following bar chart shows the changes in the Portfolio's performance from year to year and gives you some indication of the risks of investing in the Fund. The annual returns assume reinvestment of dividends and distributions.

The Average Annual Total Return table compares the Portfolio's performance over several periods with that of an appropriate benchmark index. The annual returns assume reinvestment of dividends and distributions. Remember that how a portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Information in the bar chart and table is for the Portfolio's Class O shares, which are the only shares that have been outstanding for at least one year. Class O shares are not offered in this Prospectus. Class S and Class O shares differ only in that Class S shares are subject to a distribution and shareholder servicing fee, while Class O shares are not. Because of the distribution and shareholder servicing fee, returns will be lower for Class S shares.

The performance disclosed in the chart does not reflect separate account charges which, if reflected, would lower returns.

Each index used in the table is a broad index designed to track a particular market or market segment. No expenses or fees are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest on the underlying securities that make up the respective index.

The Alger American Leveraged AllCap Portfolio has changed its performance benchmark from the S&P 500 Index to the Russell 3000 Growth Index. The replacement index tracks the performance of stocks that Fund management believes are more closely representative of those stocks normally held by the Portfolio.


o Russell 3000 Growth Index: An index of common stocks designed to track performance of companies with greater than average growth orientation in general.


o S&P 500 Index: An index of large company common stocks considered to be representative of the U.S. stock market in general.


ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

Annual Total Return as of December 31 each year (%)
Class O

                               [BAR CHART OMITTED]

             [THIS DATA REPRESENTS A BAR CHART IN THE PRINTED PIECE]

         96       97      98      99      00      01      02

        12.04   19.68   57.83   78.06   -24.83  -15.93  -33.91

Best Quarter:       40.16%    Q4      1999
Worst Quarter:     -21.93%    Q4      2000

Average Annual Total Return as of December 31, 2002
Class O

                                                                        Since
                                                                      Inception
                                        1 Year         5 Years        (1/25/95)
-------------------------------------------------------------------------------
American Leveraged
  AllCap                               -33.91%           3.26%          13.56%
Russell 3000
  Growth Index                         -28.05%          -4.11%           7.02%
S&P 500 Index                          -22.10%          -0.58%          10.10%

[GRAPHIC OMITTED]

FEES AND EXPENSES


Investors incur certain fees and expenses in connection with an investment in the Portfolio. The following table shows the fees and expenses that you may incur if you buy and hold Class S shares of the Portfolio.

                                                                 ANNUAL FUND OPERATING
                                                                 EXPENSES
                                                                 (expenses that are deducted
                                                                 from Fund assets)

                         SHAREHOLDER FEES
                         (fees paid directly from                       Distribution                          TOTAL ANNUAL FUND
                         your investment)            Management Fees    (12b-1) Fees     Other Expenses      OPERATING EXPENSES
===============================================================================================================================
ALGER AMERICAN                  None                       .85%              .25%            .22%                   1.32%
LEVERAGED ALLCAP
PORTFOLIO


EXAMPLE


The following example, which reflects the shareholder fees and operating expenses listed in the preceding table, is intended to help you compare the cost of investing in Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class S shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  1 Year      3 Years      5 Years      10 Years
--------------------------------------------------------------------------------

ALGER AMERICAN                    $  134       $  418       $  723       $1,590
LEVERAGED ALLCAP
PORTFOLIO

The example above does not reflect charges and deductions which are or may be imposed under variable annuity contracts, variable life insurance policies or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this Prospectus or in the plan documents.




ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS


The Portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the Portfolio's assets from a temporary unacceptable risk of loss, rather than directly to promote the Portfolio's investment objective. The Portfolio may not achieve its objective during such periods.

Other securities the Portfolio may invest in are discussed in the Fund's Statement of Additional Information (see back cover).


[GRAPHIC OMITTED]

MANAGEMENT AND ORGANIZATION

MANAGER

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003


The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/02) $5.00 billion in mutual fund assets as well as $3.43 billion in other assets. The Manager is responsible for managing the Portfolio's assets according to its goal and for placing orders with broker-dealers to purchase and sell securities on behalf of the Portfolio. The Fund has had the same manager since inception and, for the most recent fiscal year, the Portfolio paid the Manager a fee at an annual rate based on a percentage of average daily net assets of .85%.


PORTFOLIO MANAGERS


Fred M. Alger III is the chief market strategist for the Portfolio, overseeing the investments of the Portfolio since September 2001. Mr. Alger, who founded Fred Alger Management, Inc., has served as Chairman of the Board since 1964, and co-managed the Portfolio prior to 1995. David Hyun, CFA is the individual responsible for the day-to-day management of Portfolio investments. Mr. Hyun, manager of the Leveraged AllCap Portfolio since September 2001, has been employed by the Manager as an Executive Vice President since September 2001, prior to which he was employed by the Manager as an analyst from 1991 until 1997 and as a Senior Vice President and portfolio manager from 1997 until June 2000; he was a portfolio manager at Oppenheimer Funds from June 2000 until September 2001.

SHAREHOLDER INFORMATION

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302

NET ASSET VALUE


The price of one share is its "net asset value" or NAV. The NAV for the Portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.

The Fund generally values the assets of the Portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Fund's Board of Trustees. Short-term money market instruments held by the Portfolio are valued on the basis of amortized cost.


DIVIDENDS AND DISTRIBUTIONS


The Fund declares and pays dividends and distributions by the Portfolio annually. The Fund expects that these annual payments to shareholders will consist of both capital gains and net investment income. Dividends and distributions may differ between classes of shares of the Portfolio.


Federal income taxation of separate accounts of insurance companies, variable annuity contracts and variable life insurance contracts is discussed in the prospectuses of participating insurance companies. Generally, distributions by the Fund will not be taxable to holders of variable annuity contracts or variable life insurance policies if the insurance company separate accounts to which those distributions are made meet certain requirements, including certain diversification requirements that the Fund has undertaken to meet, under the Internal Revenue Code. Participants in qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution from their plan accounts. Generally, distributions from plan accounts are taxable as ordinary income at the rate applicable to each participant at the time of distribution.In certain cases, distributions made to a participant prior to the participant's reaching age 59 1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.

Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.


--------------------------------------------------------------------------------
                                   NAV (NET ASSET VALUE) OF A CLASS OF SHARES IS
                                    COMPUTED BY ADDING TOGETHER THE VALUE OF THE
                                  PORTFOLIO'S INVESTMENTS, CASH AND OTHER ASSETS
                             ALLOCABLE TO THE CLASS, SUBTRACTING ITS LIABILITIES
                                      AND THEN DIVIDING THE RESULT BY THE NUMBER
                                             OF OUTSTANDING SHARES OF THE CLASS.
--------------------------------------------------------------------------------


CLASSES OF FUND SHARES


The Portfolio offers two classes of shares: Class O shares and Class S shares. Only Class S shares are offered in this Prospectus. Both classes are offered only to separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The classes differ in that, according to a plan adopted under Rule 12b-1 under the Investment Company Act, Class S shares pay a distribution and shareholder servicing fee out of their assets on an ongoing basis to compensate insurance companies and pension and retirement plan service providers for distribution assistance and shareholder services. Over time, these fees will increase the cost of an investment in Class S shares and may cost an investor more than paying other types of sales charges.


PURCHASING AND REDEEMING FUND SHARES

Because the Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans, an individual cannot invest in a portfolio directly, but may do so only through one of these sources. The Fund's shares are held in the names of the separate accounts and plans.

Shares of the Fund can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Transfer Agent. All orders for purchase of shares are subject to acceptance by the Fund or its Transfer Agent. The Transfer Agent pays for redemptions within seven days after it accepts a redemption request.

The Fund may redeem some shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash.

[GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS


The Financial Highlights table is intended to help you understand the Portfolio's financial performance for the periods shown. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). Information is provided also with respect to Class O shares; Class S shares were outstanding during part of the periods shown. Class S shares have higher expense ratios and lower total returns. Information for the periods shown through December 31, 2001 has been audited by Arthur Andersen LLP and information for the year ended December 31, 2002 has been audited by Ernst & Young LLP, the Fund's independent auditors whose report, along with the Fund's financial statements, is included in the Annual Report, which is available upon request.

Note that the Financial Highlights do not reflect charges and deductions which are or may be imposed under variable annuity contracts, variable life insurance policies or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this Prospectus or in the plan documents.

                                                    INCOME FROM INVESTMENT OPERATIONS               LESS DIVIDENDS AND DISTRIBUTIONS
                                                    ---------------------------------               --------------------------------

                                       NET ASSET                        NET REALIZED                                  DISTRIBUTIONS
                                         VALUE                         AND UNREALIZED    TOTAL FROM   DIVIDENDS FROM    FROM NET
                                       BEGINNING     NET INVESTMENT      GAIN (LOSS)     INVESTMENT   NET INVESTMENT    REALIZED
                                       OF PERIOD     INCOME (LOSS)     ON INVESTMENTS    OPERATIONS       INCOME          GAINS
                                       ---------     --------------    --------------    ----------   --------------  -------------
ALGER AMERICAN LEVERAGED
ALLCAP PORTFOLIO
  CLASS S
  Eight months ended 12/31/02(i)(iv)    $  28.46       $  (0.02)          $  (7.61)       $  (7.63)         --               --
  CLASS O
  Year ended 12/31/02 ..............    $  31.55       $  (0.14)          $ (10.56)       $ (10.70)         --         $     --
  Year ended 12/31/01 ..............       38.80           0.00(ii)          (6.06)          (6.06)         --            (1.19)
  Year ended 12/31/00 ..............       57.97          (0.02)(ii)        (13.77)         (13.79)         --            (5.38)
  Year ended 12/31/99 ..............       34.90          (0.09)             25.93           25.84          --            (2.77)
  Year ended 12/31/98 ..............       23.17          (0.05)             12.99           12.94          --            (1.21)
  Year ended 12/31/97 ..............       19.36          (0.03)              3.84            3.81          --               --
  Year ended 12/31/96 ..............       17.43          (0.03)(ii)          2.14            2.11          --            (0.18)
  Year ended 12/31/95(i)(v) ........       10.00          (0.03)              7.46            7.43          --               --

                                                             NET ASSET                      NET ASSETS,
                                                TOTAL        VALUE, END                    END OF PERIOD
                                            DISTRIBUTIONS    OF PERIOD    TOTAL RETURN    (000'S OMITTED)
                                            -------------    ----------   ------------    ---------------
ALGER AMERICAN LEVERAGED
ALLCAP PORTFOLIO
  CLASS S
  Eight months ended 12/31/02(i)(iv)               --       $  20.83         (26.81%)        $    281
  CLASS O
  Year ended 12/31/02 ..............         $     --       $  20.85         (33.91%)        $271,373
  Year ended 12/31/01 ..............            (1.19)         31.55         (15.93)          443,209
  Year ended 12/31/00 ..............            (5.38)         38.80         (24.83)          476,517
  Year ended 12/31/99 ..............            (2.77)         57.97          78.06           362,500
  Year ended 12/31/98 ..............            (1.21)         34.90          57.83           101,710
  Year ended 12/31/97 ..............               --          23.17          19.68            53,488
  Year ended 12/31/96 ..............            (0.18)         19.36          12.04            34,925
  Year ended 12/31/95(i)(v) ........               --          17.43          74.30             5,497

                                                        RATIOS/SUPPLEMENTAL DATA
                                           --------------------------------------------
                                                               RATIO OF NET
                                                                INVESTMENT
                                           RATIO OF EXPENSES   INCOME (LOSS)  PORTFOLIO
                                              TO AVERAGE        TO AVERAGE     TURNOVER
                                              NET ASSETS        NET ASSETS       RATE
                                           -----------------   -------------  ---------
ALGER AMERICAN LEVERAGED
ALLCAP PORTFOLIO
  CLASS S
  Eight months ended 12/31/02(i)(iv)             1.32%            (0.92%)       203.05%
  CLASS O
  Year ended 12/31/02 ..............             0.96%            (0.49%)       203.05%
  Year ended 12/31/01 ..............             0.92              0.00         103.03
  Year ended 12/31/00 ..............             0.90             (0.03)        132.28
  Year ended 12/31/99 ..............             0.93             (0.49)        155.74
  Year ended 12/31/98 ..............             0.96             (0.27)        143.59
  Year ended 12/31/97 ..............             1.00             (0.17)        164.27
  Year ended 12/31/96 ..............             1.09             (0.15)        102.10
  Year ended 12/31/95(i)(v) ........             1.56(iii)        (0.71)        178.23

--------------------------------------------------------------------------------
(i)   Ratios have been annualized; total return has not been annualized.
(ii)  Amount was computed based on average shares outstanding during the year.
(iii) Amount has been reduced by 2.36% due to expense reimbursements.
(iv)  Commenced operations May 1, 2002.
(v)   Commenced operations January 25, 1995.

                      [This page intentionally left blank]

FOR FUND INFORMATION:

By telephone:   (800) 992-3863

By mail:        The Alger American Fund
                111 Fifth Avenue
                New York, NY 10003

STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports, and make inquiries of the Fund, by calling the Fund's toll-free number or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, DC. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling (202) 942-8090. Fund documents are also available on the EDGAR database on the SEC's internet site at http://www.sec.gov.

DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED


THE ALGER AMERICAN FUND
SEC FILE #811-5550

                             THE ALGER AMERICAN FUND
                                 CLASS O SHARES

                     A POOLED FUNDING VEHICLE FOR:
                     o  VARIABLE ANNUITY CONTRACTS
                     o  VARIABLE LIFE INSURANCE POLICIES
                     o  QUALIFIED PENSION PLANS
                     o  QUALIFIED RETIREMENT PLANS

                                                      PROSPECTUS

                                                     MAY 1, 2003



                                                  ALGER AMERICAN
                                       INCOME & GROWTH PORTFOLIO

As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                 [LOGO OMITTED]

                                                                       THE ALGER
                                                                   AMERICAN FUND

                                                                  CLASS O SHARES


                                                                  ALGER AMERICAN
                                                       INCOME & GROWTH PORTFOLIO


                                                                      PROSPECTUS

                                                                     MAY 1, 2003

TABLE OF CONTENTS
--------------------------------------------------------------------------------

2 ............Risk/Return Summary: Investments,
              Risks & Performance


4 ............Fees and Expenses
5 ............Management & Organization
5 ............Shareholder Information

              Distributor .......................5
              Transfer Agent ....................5
              Classes of Fund Shares ............6
              Purchasing and Redeeming
              Fund Shares .......................6

8 ............Financial Highlights


Back Cover:   How to obtain more information

[GRAPHIC OMITTED]

RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE


INVESTMENTS: THE ALGER AMERICAN FUND--ALGER AMERICAN INCOME & GROWTH PORTFOLIO

INVESTMENT GOAL AND APPROACH

The Portfolio invests primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. The Portfolio invests primarily in "growth" stocks. The Portfolio's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:


o     High Unit Volume Growth

      Vital, creative companies which offer goods or services to a rapidly-expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

o     Positive Life Cycle Change


      Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management; products or technologies; restructuring or reorganization; or merger and acquisition.

The Alger American Income & Growth Portfolio primarily seeks to provide a high level of dividend income; its secondary goal is to provide capital appreciation.

The Portfolio invests in dividend paying equity securities, such as common or preferred stocks, preferably those which the Manager believes also offer opportunities for capital appreciation.


[GRAPHIC OMITTED]

PRINCIPAL RISKS


As with any fund that invests in stocks, your investment will go up or down in value, and the loss of your investment is a risk of investing. The Portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a portfolio investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the Portfolio's investment style and objective, an investment in it may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investments' values.

The Portfolio's trading in some stocks may be relatively short-term, meaning that it may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses.

An additional risk of investing in the Portfolio is:


o the possibility that companies may cut or fail to declare dividends due to market downturns or other reasons

[GRAPHIC OMITTED]

PERFORMANCE


The following bar chart shows the changes in the Portfolio's performance from year to year and gives you some indication of the risks of investing in the Portfolio. They assume reinvestment of dividends and distributions.

The Average Annual Total Return tables compare the Portfolio's performance over several periods with that of an appropriate benchmark index. The annual returns assume reinvestment of dividends and distributions. Remember that how the Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.


The performance disclosed in these charts does not reflect separate account charges which, if reflected, would lower returns.


Each index used in the table is a broad index designed to track a particular market or market segment. No expenses or fees are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest on the underlying securities that make up the respective index.

The Alger American Income & Growth Portfolio has changed its performance benchmark from the S&P 500 Index to the Russell 1000 Growth Index. The replacement index tracks the performance of stocks that Fund management believes are more closely representative of those stocks normally held by the Portfolio.


o Russell 1000 Growth Index: An index of common stocks designed to track performance of large capitalization companies with greater than average growth orientation.


o S&P 500 Index: An index of large company common stocks considered to be representative of the U.S. stock market in general.




ALGER AMERICAN INCOME & GROWTH PORTFOLIO

Annual Total Return as of December 31 each year (%)
Class O

                               [BAR CHART OMITTED]

             [THIS DATA REPRESENTS A BAR CHART IN THE PRINTED PIECE]

   93      94      95      96      97      98      99      00      01      02

 10.34   -8.28   35.13   19.68   36.29   32.39   42.45   -1.27   -14.32  -31.10

Best Quarter:       35.96%    Q4      1999
Worst Quarter:     -19.33%    Q3      2002

Average Annual Total Return as of December 31, 2002
Class O

                                                                        Since
                                                                     Inception
                               1 Year       5 Years       10 Years   (11/15/88)
-------------------------------------------------------------------------------

American
  Income & Growth             -31.10%         1.91%         9.38%       9.44%
Russell 1000
  Growth Index                -27.89%        -3.84%         6.71%      10.15%
S&P 500 Index                 -22.10%        -0.58%         9.35%      11.09%


The Portfolio also offers Class S shares. Class S and Class O shares differ only in that Class S shares are subject to a distribution and shareholder servicing fee, whereas Class O shares are not. Because of the distribution and shareholder servicing fee, returns will be lower for Class S shares.

[GRAPHIC OMITTED]

FEES AND EXPENSES


Investors incur certain fees and expenses in connection with an investment in the Portfolio. The following table shows the fees and expenses that you may incur if you buy and hold Class O shares of the Portfolio.

                                                                 ANNUAL FUND OPERATING
                                                                 EXPENSES
                                                                 (expenses that are deducted
                                                                 from Fund assets)

                         SHAREHOLDER FEES
                         (fees paid directly from                       Distribution                          TOTAL ANNUAL FUND
                         your investment)            Management Fees    (12b-1) Fees     Other Expenses      OPERATING EXPENSES
===============================================================================================================================
ALGER AMERICAN                  None                       .625%             None            .165%                  .79%
INCOME & GROWTH
PORTFOLIO


EXAMPLE


The following example, which reflects the shareholder fees and operating expenses listed in the preceding table, is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class O shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                     1 Year     3 Years     5 Years     10 Years
--------------------------------------------------------------------------------


ALGER AMERICAN                        $ 81        $252        $439        $978
INCOME & GROWTH
PORTFOLIO


The example above does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the plan documents.

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS


The Portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the Portfolio's assets from a temporary unacceptable risk of loss, rather than directly to promote the Portfolio's investment objective. The portfolio may not achieve its objective during such periods.

Other securities the Portfolio may invest in are discussed in the Fund's Statement of Additional Information (see back cover).

[GRAPHIC OMITTED]

MANAGEMENT AND ORGANIZATION

MANAGER

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003


The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/02) $5.00 billion in mutual fund assets as well as $3.43 billion in other assets. The Manager is responsible for managing the Portfolio's assets according to its goal and for placing orders with broker-dealers to purchase and sell securities on behalf of the Portfolio. The Portfolio has had the same manager since inception and, for the most recent fiscal year, the Portfolio paid the Manager a fee at an annual rate based on a percentage of average daily net assets of .625%.


PORTFOLIO MANAGERS


Fred M. Alger III is the chief market strategist for the Portfolio, overseeing the investments of the Portfolio since September 2001. Mr. Alger, who founded Fred Alger Management, Inc., has served as Chairman of the Board since 1964, and co-managed the Portfolio prior to 1995. Dan C. Chung, CFA is the individual responsible for the day-to-day management of portfolio investments. Mr. Chung, manager of the Income & Growth Portfolio since September 2001, has been employed by the Manager since 1994 as a Vice President and analyst from 1996 to 1999, as a Senior Vice President and senior analyst until 2000, as an Executive Vice President and portfolio manager since 2000, and as Chief Investment Officer since September 2001.


SHAREHOLDER INFORMATION

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302

NET ASSET VALUE


The price of one share is its "net asset value" or NAV. The NAV for each portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.


The Fund generally values the assets of each portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Fund's Board of Trustees. Short-term money market instruments held by the portfolios are valued on the basis of amortized cost.

DIVIDENDS AND DISTRIBUTIONS


The Fund declares and pays dividends and distributions by the portfolios annually. The Fund expects that these annual payments to shareholders will consist of both capital gains and net investment income. Dividends and distributions may differ between classes of shares of the Portfolio.


Federal income taxation of separate accounts of insurance companies, variable annuity contracts and variable life insurance contracts is discussed in the prospectuses of participating insurance companies. Generally, distributions by the Fund will not be taxable to holders of variable annuity contracts or variable life insurance policies if the insurance company separate accounts to which those distributions are made meet certain requirements, including certain diversification requirements that the Fund has undertaken to meet, under the Internal Revenue Code. Participants in qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution from their plan accounts. Generally, distributions from plan accounts are taxable as ordinary income at the rate applicable to each participant at the time of distribution.In certain cases, distributions made to a participant prior to the participant's reaching age 59 1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.

Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.

--------------------------------------------------------------------------------
                                   NAV (NET ASSET VALUE) OF A CLASS OF SHARES IS
                                    COMPUTED BY ADDING TOGETHER THE VALUE OF THE
                                  PORTFOLIO'S INVESTMENTS, CASH AND OTHER ASSETS
                             ALLOCABLE TO THE CLASS, SUBTRACTING ITS LIABILITIES
                                      AND THEN DIVIDING THE RESULT BY THE NUMBER
                                             OF OUTSTANDING SHARES OF THE CLASS.
--------------------------------------------------------------------------------

CLASSES OF FUND SHARES


The Portfolio offers two classes of shares: Class O shares and Class S shares. Only Class O shares are offered in this Prospectus. Both classes are offered only to separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The classes differ only in that Class S shares are subject to a distribution and shareholder servicing fee, while Class O shares are not.


PURCHASING AND REDEEMING FUND SHARES

Because the Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans, an individual cannot invest in a portfolio directly, but may do so only through one of these sources. The Fund's shares are held in the names of the separate accounts and plans.

Shares of the Fund can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Transfer Agent. All orders for purchase of shares are subject to acceptance by the Fund or its Transfer Agent. The Transfer Agent pays for redemptions within seven days after it accepts a redemption request.

The Fund may redeem some shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash.

                      [This page intentionally left blank]

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand each portfolio's financial performance for the periods shown. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). Information for the periods shown through December 31, 2001 has been audited by Arthur Andersen LLP and information for the year ended December 31, 2002 has been audited by Ernst & Young LLP, the Fund's independent auditors whose report, along with the Fund's financial statements, is included in the Annual Report, which is available upon request.


Note that the Financial Highlights do not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the Plan documents.


                                         INCOME FROM INVESTMENT OPERATIONS                LESS DIVIDENDS AND DISTRIBUTIONS
                                         ---------------------------------                --------------------------------
                             NET ASSET                       NET REALIZED                                   DISTRIBUTIONS
                               VALUE                        AND UNREALIZED    TOTAL FROM    DIVIDENDS FROM    FROM NET
                             BEGINNING    NET INVESTMENT      GAIN (LOSS)     INVESTMENT    NET INVESTMENT    REALIZED
                             OF PERIOD    INCOME (LOSS)     ON INVESTMENTS    OPERATIONS        INCOME          GAINS
                             ---------    --------------    --------------    ----------    --------------  -------------
ALGER AMERICAN INCOME & GROWTH PORTFOLIO
  CLASS O
  Year ended 12/31/02         $10.57          $ 0.02            $(3.29)         $(3.27)         $(0.06)        $   --
  Year ended 12/31/01          13.26            0.05             (1.86)          (1.81)          (0.05)         (0.83)
  Year ended 12/31/00          17.58            0.05             (0.44)          (0.39)          (0.01)         (3.92)
  Year ended 12/31/99          13.12            0.00              5.26            5.26           (0.03)         (0.77)
  Year ended 12/31/98          10.99            0.03              3.30            3.33           (0.04)         (1.16)
  Year ended 12/31/97           8.42            0.03              2.94            2.97           (0.04)         (0.36)
  Year ended 12/31/96          17.79            0.09(i)           1.87            1.96           (0.33)        (11.00)
  Year ended 12/31/95          13.30            0.11(i)           4.54            4.65           (0.16)            --
  Year ended 12/31/94          15.31            0.17             (1.47)          (1.30)          (0.15)         (0.56)
  Year ended 12/31/93          13.93            0.07              1.37            1.44           (0.06)            --
--------------------------------------------------------------------------------------------------------------------------

                                                                                                   RATIOS/SUPPLEMENTAL DATA
                                                                                    ------------------------------------------------
                                                                                                          RATIO OF NET
                                         NET ASSET                   NET ASSETS,    RATIO OF EXPENSES      INVESTMENT      PORTFOLIO
                             TOTAL       VALUE, END                 END OF PERIOD      TO AVERAGE       INCOME (LOSS) TO    TURNOVER
                         DISTRIBUTIONS   OF PERIOD   TOTAL RETURN  (000'S OMITTED)     NET ASSETS      AVERAGE NET ASSETS     RATE
                         -------------   ----------  ------------  ---------------  -----------------  ------------------  ---------
ALGER AMERICAN INCOME & GROWTH PORTFOLIO
  CLASS O
  Year ended 12/31/02       $(0.06)      $   7.24       (31.10%)      $ 85,066             0.79%             0.25%           276.12%
  Year ended 12/31/01        (0.88)         10.57       (14.32)        144,006             0.72              0.52            110.04
  Year ended 12/31/00        (3.93)         13.26        (1.27)        150,783             0.70              0.43            142.43
  Year ended 12/31/99        (0.80)         17.58        42.45          91,250             0.70              0.03            193.23
  Year ended 12/31/98        (1.20)         13.12        32.39          77,926             0.70              0.31            131.67
  Year ended 12/31/97        (0.40)         10.99        36.29          47,399             0.74              0.56            150.09
  Year ended 12/31/96       (11.33)          8.42        19.68          20,910             0.81              0.94            121.60
  Year ended 12/31/95        (0.16)         17.79        35.13           8,639             0.75              0.61            164.05
  Year ended 12/31/94        (0.71)         13.30        (8.28)         29,135             0.75              1.22            177.97
  Year ended 12/31/93        (0.06)         15.31        10.34          31,895             0.97              1.51            105.80
------------------------------------------------------------------------------------------------------------------------------------

(i)   Amount was computed based on average shares outstanding during the year.

FOR FUND INFORMATION:

By telephone:   (800) 992-3863

By mail:        The Alger American Fund
                111 Fifth Avenue
                New York, NY 10003

STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports, and make inquiries of the Fund, by calling the Fund's toll-free number or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, DC. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling (202) 942-8090. Fund documents are also available on the EDGAR database on the SEC's internet site at http://www.sec.gov.

DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED


THE ALGER AMERICAN FUND
SEC FILE #811-5550

                             THE ALGER AMERICAN FUND
                                 CLASS S SHARES

                       A POOLED FUNDING VEHICLE FOR:
                       o VARIABLE ANNUITY CONTRACTS
                       o VARIABLE LIFE INSURANCE POLICIES
                       o QUALIFIED PENSION PLANS
                       o QUALIFIED RETIREMENT PLANS

                                     PROSPECTUS

                                    MAY 1, 2003


                                 ALGER AMERICAN
                      INCOME & GROWTH PORTFOLIO


As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.




                              [ALGER LOGO OMITTED]

                                   THE ALGER
                               AMERICAN FUND

                              CLASS S SHARES


                              ALGER AMERICAN
                   INCOME & GROWTH PORTFOLIO


                                  PROSPECTUS

                                 MAY 1, 2003






              TABLE OF CONTENTS
--------------------------------------------------------------------------------

2 ............Risk/Return Summary: Investments, Risks & Performance


4 ............Fees and Expenses
5 ............Management and Organization
5 ............Shareholder Information

              Distributor .......................5
              Transfer Agent ....................5
              Classes of Fund Shares ............6
              Purchasing and Redeeming
              Fund Shares .......................6

8 ............Financial Highlights


Back Cover:   How to obtain more information

[GRAPHIC OMITTED]

RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE


INVESTMENTS: THE ALGER AMERICAN FUND--ALGER AMERICAN INCOME & GROWTH PORTFOLIO

INVESTMENT GOAL AND APPROACH

The Portfolio invests primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. The Portfolio invests primarily in "growth" stocks. The Portfolio's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:


-  HIGH UNIT VOLUME GROWTH

   Vital, creative companies which offer goods or services to a rapidly-expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

-  POSITIVE LIFE CYCLE CHANGE



   Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management; products or technologies; restructuring or reorganization; or merger and acquisition.

THE ALGER AMERICAN INCOME & GROWTH PORTFOLIO PRIMARILY SEEKS TO PROVIDE A HIGH LEVEL OF DIVIDEND INCOME; ITS SECONDARY GOAL IS TO PROVIDE CAPITAL APPRECIATION.

The Portfolio invests in dividend paying equity securities, such as common or preferred stocks, preferably those which the Manager believes also offer opportunities for capital appreciation.


[GRAPHIC OMITTED]

PRINCIPAL RISKS


As with any fund that invests in stocks, your investment will go up or down in value, and the loss of your investment is a risk of investing. The Portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a portfolio investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the Portfolio's investment style and objective, an investment in it may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investments' values.

The Portfolio's trading in some stocks may be relatively short-term, meaning that it may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses.

An additional risk of investing in the Portfolio is:


- the possibility that companies may cut or fail to declare dividends due to market downturns or other reasons

[GRAPHIC OMITTED]

PERFORMANCE


The following bar chart shows the changes in the Portfolio's performance from year to year and gives you some indication of the risks of investing in the Fund. The annual returns assume reinvestment of dividends and distributions.

The Average Annual Total Return table compares the Portfolio's performance over several periods with that of an appropriate benchmark index. The annual returns assume reinvestment of dividends and distributions. Remember that how a portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Information in the bar chart and table is for the Portfolio's Class O shares, which are the only shares that have been outstanding for at least one year. Class O shares are not offered in this Prospectus. Class S and Class O shares differ only in that Class S shares are subject to a distribution and shareholder servicing fee, while Class O shares are not. Because of the distribution and shareholder servicing fee, returns will be lower for Class S shares.

The performance disclosed in the chart does not reflect separate account charges which, if reflected, would lower returns.


Each index used in the tables is a broad index designed to track a particular market or market segment. No expenses or fees are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest on the underlying securities that make up the respective index.


The Alger American Income & Growth Portfolio has changed its performance benchmark from the S&P500 Index to the Russell 1000 Growth Index. The replacement index tracks the performance of stocks that Fund management believes are more closely representative of those stocks normally held by the Portfolio.


- Russell 1000 Growth Index: An index of common stocks designed to track performance of large capitalization companies with greater than average growth orientation.


- S&P 500 Index: An index of large company common stocks considered to be representative of the U.S. stock market in general.




                    ALGER AMERICAN INCOME & GROWTH PORTFOLIO

Annual Total Return as of December 31 each year (%)
Class O

[THE FOLLOWING DATA IS PRESENTED AS A BAR GRAPH IN THE PRINTED DOCUMENT]

                          YEAR           PERCENTAGE
                          ----           ----------
                          1993             10.34
                          1994             -8.28
                          1995             35.13
                          1996             19.68
                          1997             36.29
                          1998             32.39
                          1999             42.45
                          2000             -1.27
                          2001            -14.32
                          2002            -31.10


Best Quarter:       35.96%    Q4      1999
Worst Quarter:     -19.33%    Q3      2002

Average Annual Total Return as of December 31, 2002
Class O

                                                                   Since
                                                                 Inception
                      1 Year       5 Years        10 Years       (11/15/88)
--------------------------------------------------------------------------------
American
  Income & Growth    -31.10%        1.91%           9.38%           9.44%
Russell 1000
  Growth Index       -27.89%       -3.84%           6.71%          10.15%
S&P 500 Index        -22.10%       -0.58%           9.35%          11.09%

[GRAPHIC OMITTED]
FEES AND EXPENSES


Investors incur certain fees and expenses in connection with an investment in the Portfolio. The following table shows the fees and expenses that you may incur if you buy and hold Class S shares of the Portfolio.


[THE FOLLOWING DATA IS PRESENTED AS A CHART IN THE PRINTED DOCUMENT]


                                                               ANNUAL FUND OPERATING EXPENSES
                                                         (expenses that are deducted from Fund assets)
                         SHAREHOLDER       --------------------------------------------------------------------------
                            FEES                                                                              TOTAL
                         (fees paid                                                                          ANNUAL
                          directly                                                                            FUND
                          from your          MANAGEMENT          DISTRIBUTION             OTHER             OPERATING
                         investment)            FEES             (12b-1) FEES           EXPENSES            EXPENSES
=====================================================================================================================
ALGER AMERICAN              NONE               .625%                .25%                 .175%                1.05%
  INCOME & GROWTH
  PORTFOLIO


EXAMPLE


The following example, which reflects the shareholder fees and operating expenses listed in the preceding table, is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class S shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                          1 Year       3 Years       5 Years        10 Years
--------------------------------------------------------------------------------

  ALGER AMERICAN           $107          $334         $579           $1,283
  INCOME &GROWTH
  PORTFOLIO


The example above does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the plan documents.

ADDITIONAL INFORMATION ABOUT
THE FUND'S INVESTMENTS


The Portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the Portfolio's assets from a temporary unacceptable risk of loss, rather than directly to promote the portfolio's investment objective. The portfolio may not achieve its objective during such periods.

Other securities the Portfolio may invest in are discussed in the Fund's Statement of Additional Information (see back cover).

[GRAPHIC OMITTED]

MANAGEMENT AND ORGANIZATION

MANAGER

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003


The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/02) $5.00 billion in mutual fund assets as well as $3.43 billion in other assets. The Manager is responsible for managing the Portfolio's assets according to its goal and for placing orders with broker-dealers to purchase and sell securities on behalf of the Portfolio. The Portfolio has had the same manager since inception and, for the most recent fiscal year, the Portfolio paid the Manager fees at an annual rate based on a percentage of average daily net assets of .625%.


PORTFOLIO MANAGERS


Fred M. Alger III is the chief market strategist for the Portfolio, overseeing the investments of the Portfolio since September 2001. Mr. Alger, who founded Fred Alger Management, Inc., has served as Chairman of the Board since 1964, and co-managed the Portfolio prior to 1995. Dan C. Chung, CFA is the individual responsible for the day-to-day management of Portfolio investments. Mr. Chung, manager of the Income & Growth Portfolio since September 2001, has been employed by the Manager since 1994 as a Vice President and analyst from 1996 to 1999, as a Senior Vice President and senior analyst until 2000, as an Executive Vice President and portfolio manager since 2000, and as Chief Investment Officer since September 2001.


[GRAPHIC OMITTED]

SHAREHOLDER INFORMATION

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302

NET ASSET VALUE


The price of one share is its "net asset value" or NAV. The NAV for the Portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.

The Fund generally values the assets of the Portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Fund's Board of Trustees. Short-term money market instruments held by the Portfolio are valued on the basis of amortized cost.


DIVIDENDS AND DISTRIBUTIONS


The Fund declares and pays dividends and distributions by the Portfolio annually. The Fund expects that these annual payments to shareholders will consist of both capital gains and net investment income. Dividends and distributions may differ between classes of shares of the Portfolio.


Federal income taxation of separate accounts of insurance companies, variable annuity contracts and variable life insurance contracts is discussed in the prospectuses of participating insurance companies. Generally, distributions by the Fund will not be taxable to holders of variable annuity contracts or variable life insurance policies if the insurance company separate accounts to which those distributions are made meet certain requirements, including certain diversification requirements that the Fund has undertaken to meet, under the Internal Revenue Code. Participants in qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution from their plan accounts. Generally, distributions from plan accounts are taxable as ordinary income at the rate applicable to each participant at the time of distribution.In certain cases, distributions made to a participant prior to the participant's reaching age 591/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.


Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.


              NAV (NET ASSET VALUE) OF A CLASS OF SHARES IS
               COMPUTED BY ADDING TOGETHER THE VALUE OF THE
             PORTFOLIO'S INVESTMENTS, CASH AND OTHER ASSETS
        ALLOCABLE TO THE CLASS, SUBTRACTING ITS LIABILITIES
                 AND THEN DIVIDING THE RESULT BY THE NUMBER
                         OF OUTSTANDING SHARES OF THE CLASS


CLASSES OF FUND SHARES


The Portfolio offers two classes of shares: Class O shares and Class S shares. Only Class S shares are offered in this Prospectus. Both classes are offered only to separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The classes differ in that, according to a plan adopted under Rule 12b-1 under the Investment Company Act, Class S shares pay a distribution and shareholder servicing fee out of their assets on an ongoing basis to compensate insurance companies and pension and retirement plan service providers for distribution assistance and shareholder services. Over time, these fees will increase the cost of an investment in Class S shares and may cost an investor more than paying other types of sales charges.


PURCHASING AND REDEEMING FUND SHARES

Because the Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans, an individual cannot invest in a portfolio directly, but may do so only through one of these sources. The Fund's shares are held in the names of the separate accounts and plans.

Shares of the Fund can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Transfer Agent. All orders for purchase of shares are subject to acceptance by the Fund or its Transfer Agent. The Transfer Agent pays for redemptions within seven days after it accepts a redemption request.

The Fund may redeem some shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash.

                      [This page intentionally left blank]

[GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Portfolio's financial performance for the periods shown. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). Information is provided also with respect to Class O shares; Class S shares were outstanding during part of the periods shown. Class S shares have higher expense ratios and lower total returns. Information for the periods shown through December 31, 2001 has been audited by Arthur Andersen and information for the year ended December 31, 2002 has been audited by Ernst & Young LLP, the Fund's independent auditors whose report, along with the Fund's financial statements, is included in the Annual Report, which is available upon request.


Note that the Financial Highlights do not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the Plan documents.


                                           INCOME FROM INVESTMENT OPERATIONS                LESS DIVIDENDS AND DISTRIBUTIONS
                                           ---------------------------------                --------------------------------

                                NET ASSET                      NET REALIZED                                      DISTRIBUTIONS
                                  VALUE                       AND UNREALIZED     TOTAL FROM     DIVIDENDS FROM      FROM NET
                                BEGINNING    NET INVESTMENT     GAIN (LOSS)      INVESTMENT     NET INVESTMENT     REALIZED
                                OF PERIOD    INCOME (LOSS)    ON INVESTMENTS     OPERATIONS         INCOME           GAINS
                               -----------  ---------------   ---------------   ------------    --------------   -------------
ALGER AMERICAN INCOME
& GROWTH PORTFOLIO

  CLASS S
  Eight months ended
    12/31/02(i)(iii)              $ 9.58       $ 0.01           $ (2.32)         $ (2.31)             --               --

  CLASS O
  Year ended 12/31/02             $10.57       $ 0.02           $ (3.29)         $ (3.27)         $(0.06)          $   --
  Year ended 12/31/01              13.26         0.05             (1.86)           (1.81)          (0.05)           (0.83)
  Year ended 12/31/00              17.58         0.05             (0.44)           (0.39)          (0.01)           (3.92)
  Year ended 12/31/99              13.12         0.00              5.26             5.26           (0.03)           (0.77)
  Year ended 12/31/98              10.99         0.03              3.30             3.33           (0.04)           (1.16)
  Year ended 12/31/97               8.42         0.03              2.94             2.97           (0.04)           (0.36)
  Year ended 12/31/96              17.79         0.09(ii)          1.87             1.96           (0.33)          (11.00)
  Year ended 12/31/95              13.30         0.11(ii)          4.54             4.65           (0.16)              --
  Year ended 12/31/94              15.31         0.17             (1.47)           (1.30)          (0.15)           (0.56)
  Year ended 12/31/93              13.93         0.07              1.37             1.44           (0.06)              --

--------------------------------------------------------------------------------
  (i) Ratios have been annualized; total return has not been annualized.
 (ii) Amount was computed based on average shares outstanding during the year.
(iii) Commenced operations May 1, 2002.

                                                                                 RATIOS/SUPPLEMENTAL DATA
                                                                    --------------------------------------------------
                                                                                         RATIO OF NET
                                                                                          INVESTMENT
                    NET ASSET                        NET ASSETS,     RATIO OF EXPENSES   INCOME (LOSS)     PORTFOLIO
     TOTAL          VALUE, END                      END OF PERIOD        TO AVERAGE       TO AVERAGE       TURNOVER
 DISTRIBUTIONS      OF PERIOD       TOTAL RETURN   (000'S OMITTED)       NET ASSETS       NET ASSETS         RATE
 -------------      ----------      ------------   ---------------   -----------------   ------------      ---------


       --           $ 7.27            (24.11%)          $      7           1.05%            0.16%           276.12%


  $ (0.06)          $ 7.24            (31.10%)          $ 85,066           0.79%            0.25%           276.12%
    (0.88)           10.57            (14.32)            144,006           0.72             0.52            110.04
    (3.93)           13.26             (1.27)            150,783           0.70             0.43            142.43
    (0.80)           17.58             42.45              91,250           0.70             0.03            193.23
    (1.20)           13.12             32.39              77,926           0.70             0.31            131.67
    (0.40)           10.99             36.29              47,399           0.74             0.56            150.09
   (11.33)            8.42             19.68              20,910           0.81             0.94            121.60
    (0.16)           17.79             35.13               8,639           0.75             0.61            164.05
    (0.71)           13.30             (8.28)             29,135           0.75             1.22            177.97
    (0.06)           15.31             10.34              31,895           0.97             1.51            105.80

FOR FUND INFORMATION:

By telephone:   (800) 992-3863

By mail:        The Alger American Fund
                111 Fifth Avenue
                New York, NY 10003

STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports, and make inquiries of the Fund, by calling the Fund's toll-free number or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, DC. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling (202) 942-8090. Fund documents are also available on the EDGAR database on the SEC's internet site at http://www.sec.gov.

DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED

















THE ALGER AMERICAN FUND
SEC FILE #811-5550

                             THE ALGER AMERICAN FUND
                                 CLASS O SHARES

                         A POOLED FUNDING VEHICLE FOR:
                         o  VARIABLE ANNUITY CONTRACTS
                         o  VARIABLE LIFE INSURANCE POLICIES
                         o  QUALIFIED PENSION PLANS
                         o  QUALIFIED RETIREMENT PLANS

                                                      PROSPECTUS

                                                     MAY 1, 2003


                               ALGER AMERICAN BALANCED PORTFOLIO


As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                 [LOGO OMITTED]

                                                                       THE ALGER
                                                                   AMERICAN FUND

                                                                  CLASS O SHARES

                                                                  ALGER AMERICAN
                                                              BALANCED PORTFOLIO

                                                                      PROSPECTUS

                                                                     MAY 1, 2003

TABLE OF CONTENTS
--------------------------------------------------------------------------------

2 ............Risk/Return Summary: Investments,
 .............Risks & Performance




3 ............Fees and Expenses
4 ............Management & Organization
4 ............Shareholder Information

              Distributor .......................4
              Transfer Agent ....................4
              Classes of Fund Shares ............5
              Purchasing and Redeeming
              Fund Shares .......................5

6 ............Financial Highlights


Back Cover:   How to obtain more information

[GRAPHIC OMITTED]


THE ALGER AMERICAN FUND -- ALGER AMERICAN BALANCED PORTFOLIO


RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE


INVESTMENT GOAL AND APPROACH


The Alger American Balanced Portfolio seeks current income and long-term capital appreciation.


The equity portion of the Portfolio invests primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. The Portfolio invests primarily in "growth" stocks. The Portfolio's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:


o     High Unit Volume Growth

      Vital, creative companies which offer goods or services to a rapidly-expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

o     Positive Life Cycle Change


      Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management; products or technologies; restructuring or reorganization; or merger and acquisition.

The Portfolio focuses on stocks of companies with growth potential and on fixed-income securities, especially those which appear to have some potential for capital appreciation. Under normal circumstances, the Portfolio invests in common stocks and fixed-income securities, which include commercial paper and bonds that are rated within the four highest rating categories by an established rating agency or, if not rated, are determined by the Fund's Manager to be of comparable quality. Ordinarily, at least 25% of the portfolio's net assets are invested in fixed-income securities.




[GRAPHIC OMITTED]

PRINCIPAL RISKS


As with any fund that invests in stocks, your investment will go up or down in value, and the loss of your investment is a risk of investing. The Portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a Portfolio investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the equity portion of the Portfolio's investment style and objective, an investment in them may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investments' values.

The Portfolio's trading in some stocks may be relatively short-term, meaning that it may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses.

The primary risks arising from the fixed-income portion of the Portfolio are:


o     fixed-income securities' sensitivity to interest rate movements


o the potential for a decline in the Portfolio's market value in the event of an issuer's falling credit rating or actual default

[GRAPHIC OMITTED]


PERFORMANCE


The following bar chart shows the changes in the Portfolio's performance from year to year and give you some indication of the risks of investing in the Portfolio. The annual returns assume reinvestment of dividends and distributions.

The Average Annual Total Return table compares the Portfolio's performance over several periods with that of appropriate benchmark indexes. The annual returns assume reinvestment of dividends and distributions. Remember that how the Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.


The performance disclosed in these charts does not reflect separate account charges which, if reflected, would lower returns.


Each index used in the table is a broad index designed to track a particular market or market segment. No expenses or fees are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest on the underlying securities that make up the respective index.

The Alger American Balanced Portfolio has changed one of its benchmarks from the S&P 500 Index to the Russell 1000 Growth Index. The replacement index tracks the performance of stocks that Fund management believes are more closely representative of those stocks normally held by the Portfolio.


o Russell 1000 Growth Index: An index of common stocks designed to track performance of large capitalization companies with greater than average growth orientation.


o S&P 500 Index: An index of large company common stocks considered to be representative of the U.S. stock market in general.

o Lehman Brothers Government/Credit Bond Index: An index designed to track performance of government and corporate bonds.

Since the Portfolio invests in both equity and fixed income securities, you should compare its performance to all indexes presented.


ALGER AMERICAN BALANCED PORTFOLIO

Annual Total Return as of December 31 each year (%)
Class O

                               [BAR CHART OMITTED]

             [THIS DATA REPRESENTS A BAR CHART IN THE PRINTED PIECE]

  93       94      95      96      97      98      99      00      01      02

 7.79    -4.27   28.62   10.17   19.82   31.51   29.21   -2.76   -1.93   -12.29

Best Quarter:    16.94%    Q4       1998
Worst Quarter:   -6.58%    Q4       2000

Average Annual Total Return as of December 31, 2002
Class O

                                                                         Since
                                                                       Inception
                                   1 Year        5 Years    10 Years    (9/5/89)
--------------------------------------------------------------------------------

American Balanced                  -12.29%         7.28%       9.55%      8.92%
S&P 500 Index                      -22.10%        -0.58%       9.35%      9.57%
Russell 1000
  Growth Index                     -27.89%        -3.84%       6.71%      8.37%
Lehman Brothers Gov't/
   Credit Bond Index                11.02%         7.61%       7.61%      8.40%


The Fund also offers Class S shares. Class S and Class O shares differ only in that Class S shares are subject to a distribution and shareholder servicing fee, while Class O shares are not. Because of the distribution and shareholder servicing fee, returns will be lower for Class S shares.


[GRAPHIC OMITTED]

FEES AND EXPENSES


Investors incur certain fees and expenses in connection with an investment in the Portfolio. The following table shows the fees and expenses that you may incur if you buy and hold Class O shares of the Portfolio.

                                                                 ANNUAL FUND OPERATING
                                                                 EXPENSES
                                                                 (expenses that are deducted
                                                                 from Fund assets)

                         SHAREHOLDER FEES
                         (fees paid directly from                       Distribution                          TOTAL ANNUAL FUND
                         your investment)            Management Fees    (12b-1) Fees     Other Expenses      OPERATING EXPENSES
===============================================================================================================================
ALGER AMERICAN                  None                       .75%              None            .12%                   .87%
BALANCED PORTFOLIO

EXAMPLE

The following example, which reflects the shareholder fees and operating expenses listed in the preceding table, is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class O shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                1 Year        3 Years       5 Years     10 Years
--------------------------------------------------------------------------------

ALGER AMERICAN                  $   89        $  278        $  482        $1,073
BALANCED
PORTFOLIO

The example above does not reflect charges and deductions which are, or may be, imposed under variable annuity con-tracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the plan documents.

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS


The Portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the Portfolio's assets from a temporary unacceptable risk of loss, rather than directly to promote the Portfolio's investment objective. The Portfolio may not achieve its objective during such periods.

Other securities the Portfolio may invest in are discussed in the Fund's Statement of Additional Information (see back cover).


MANAGEMENT AND ORGANIZATION

MANAGER

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003


The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/02) $5.00 billion in mutual fund assets as well as $3.43 billion in other assets. The Manager is responsible for managing the Portfolio's assets according to its goal and for placing orders with broker-dealers to purchase and sell securities on behalf of the Portfolio. The Portfolio has had the same manager since inception and, for the most recent fiscal year, the Portfolio paid the Manager a fee at an annual rate based on a percentage of average daily net assets of .75%.


PORTFOLIO MANAGERS


Fred M. Alger III is the chief market strategist for the Portfolio, overseeing its investments since September 2001. Mr. Alger, who founded Fred Alger Management, Inc., has served as Chairman of the Board since 1964, and co-managed the portfolio prior to 1995. Dan C. Chung, CFA and Alison Barbi, CFA are the individuals responsible for the day-to-day management of Portfolio investments. Mr. Chung, co-manager of the Portfolio since September 2001, has been employed by the Manager since 1994 as a Vice President and analyst from 1996 to 1999, as a Senior Vice President and senior analyst until 2000, as an Executive Vice President and portfolio manager since 2000, and as Chief Investment Officer since September 2001. Ms. Barbi, co-manager of the Portfolio since September 2001, has been employed by the Manager since September 2001 as a Senior Vice President and portfolio manager, prior to which she was a Vice President and securities trader at NationsBanc Montgomery Securities LLC from 1990 until 1998, and a private investor since 1998.


[GRAPHIC OMITTED]

SHAREHOLDER INFORMATION

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302

NET ASSET VALUE


The price of one share is its "net asset value" or NAV. The NAV for each portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.


The Fund generally values the assets of each portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Fund's Board of Trustees. Short-term money market instruments held by the portfolios are valued on the basis of amortized cost.

DIVIDENDS AND DISTRIBUTIONS


The Fund declares and pays dividends and distributions by the portfolios annually. The Fund expects that these annual payments to shareholders will consist of both capital gains and net investment income. Dividends and distributions may differ between classes of shares of the Portfolio.


Federal income taxation of separate accounts of insurance companies, variable annuity contracts and variable life insurance contracts is discussed in the prospectuses of participating insurance companies. Generally, distributions by the Fund will not be taxable to holders of variable annuity contracts or variable life insurance policies if the insurance company separate accounts to which those distributions are made meet certain requirements, including certain diversification requirements that the Fund has undertaken to meet, under the Internal Revenue Code. Participants in qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution from their plan accounts. Generally, distributions from plan accounts are taxable as ordinary income at the rate applicable to each participant at the time of distribution.In certain cases, distributions made to a participant prior to the participant's reaching age 59 1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.

Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.

--------------------------------------------------------------------------------
                                   NAV (NET ASSET VALUE) OF A CLASS OF SHARES IS
                                    COMPUTED BY ADDING TOGETHER THE VALUE OF THE
                                  PORTFOLIO'S INVESTMENTS, CASH AND OTHER ASSETS
                             ALLOCABLE TO THE CLASS, SUBTRACTING ITS LIABILITIES
                                      AND THEN DIVIDING THE RESULT BY THE NUMBER
                                             OF OUTSTANDING SHARES OF THE CLASS.
--------------------------------------------------------------------------------

CLASSES OF FUND SHARES


The Portfolio offers two classes of shares: Class O shares and Class S shares. Only Class O shares are offered in this prospectus. Both classes are offered only to separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The classes differ only in that Class S shares are subject to a distribution and shareholder servicing fee, while Class O shares are not.


PURCHASING AND REDEEMING FUND SHARES

Because the Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans, an individual cannot invest in a portfolio directly, but may do so only through one of these sources. The Fund's shares are held in the names of the separate accounts and plans.

Shares of the Fund can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Transfer Agent. All orders for purchase of shares are subject to acceptance by the Fund or its Transfer Agent. The Transfer Agent pays for redemptions within seven days after it accepts a redemption request.

The Fund may redeem some shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash.

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Portfolio's financial performance for the periods shown. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). Information for the periods shown through December 31, 2001 has been audited by Arthur Andersen LLP and information for the year ended December 31, 2002 has been audited by Ernst & Young LLP, the Fund's independent auditors whose report, along with the Fund's financial statements, is included in the Annual Report, which is available upon request.


Note that the Financial Highlights do not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the Plan documents.


                                                     INCOME FROM INVESTMENT OPERATIONS              LESS DIVIDENDS AND DISTRIBUTIONS
                                                     ---------------------------------              --------------------------------
                                          NET ASSET                     NET REALIZED                                  DISTRIBUTIONS
                                            VALUE                      AND UNREALIZED   TOTAL FROM   DIVIDENDS FROM     FROM NET
                                          BEGINNING   NET INVESTMENT     GAIN (LOSS)    INVESTMENT   NET INVESTMENT     REALIZE
                                          OF PERIOD    INCOME (LOSS)   ON INVESTMENTS   OPERATIONS       INCOME           GAINS
                                          ---------   --------------   --------------   ----------   --------------   -------------
ALGER AMERICAN BALANCED PORTFOLIO
  CLASS O
  Year ended 12/31/02 ...........         $  13.08       $   0.20         $  (1.79)      $  (1.59)      $  (0.20)      $     --
  Year ended 12/31/01 ...........            13.77           0.18            (0.43)         (0.25)         (0.20)         (0.24)
  Year ended 12/31/00 ...........            15.57           0.20            (0.61)         (0.41)         (0.13)         (1.26)
  Year ended 12/31/99 ...........            12.98           0.15             3.45           3.60          (0.17)         (0.84)
  Year ended 12/31/98 ...........            10.76           0.19             3.02           3.21          (0.18)         (0.81)
  Year ended 12/31/97 ...........             9.24           0.17             1.63           1.80          (0.12)         (0.16)
  Year ended 12/31/96 ...........            13.64           0.21(i)          1.01           1.22          (0.73)         (4.89)
  Year ended 12/31/95 ...........            10.80           0.33(i)          2.73           3.06          (0.22)            --
  Year ended 12/31/94 ...........            11.58           0.20            (0.70)         (0.50)         (0.13)         (0.15)
  Year ended 12/31/93 ...........            10.77           0.15             0.69           0.84          (0.03)            --

                                                         NET ASSET                     NET ASSETS,
                                            TOTAL        VALUE, END                   END OF PERIOD
                                        DISTRIBUTIONS    OF PERIOD     TOTAL RETURN  (000'S OMITTED)
                                        -------------    ----------    ------------  ---------------
ALGER AMERICAN BALANCED PORTFOLIO
  CLASS O
  Year ended 12/31/02 ...........         $  (0.20)      $  11.29         (12.29%)      $254,290
  Year ended 12/31/01 ...........            (0.44)         13.08          (1.93)        224,959
  Year ended 12/31/00 ...........            (1.39)         13.77          (2.76)        115,894
  Year ended 12/31/99 ...........            (1.01)         15.57          29.21          56,327
  Year ended 12/31/98 ...........            (0.99)         12.98          31.51          28,208
  Year ended 12/31/97 ...........            (0.28)         10.76          19.82          16,614
  Year ended 12/31/96 ...........            (5.62)          9.24          10.17          10,486
  Year ended 12/31/95 ...........            (0.22)         13.64          28.62           3,671
  Year ended 12/31/94 ...........            (0.28)         10.80          (4.27)         10,394
  Year ended 12/31/93 ...........            (0.03)         11.58           7.79           7,848

                                                      RATIOS/SUPPLEMENTAL DATA
                                      ------------------------------------------------
                                                            RATIO OF NET
                                      RATIO OF EXPENSES      INVESTMENT      PORTFOLIO
                                         TO AVERAGE      INCOME (LOSS) TO     TURNOVER
                                         NET ASSETS      AVERAGE NET ASSETS     RATE
                                      -----------------  ------------------  ---------
ALGER AMERICAN BALANCED PORTFOLIO
  CLASS O
  Year ended 12/31/02 ...........            0.87%              2.16%           188.76%
  Year ended 12/31/01 ...........            0.85               2.53             62.93
  Year ended 12/31/00 ...........            0.88               2.40             63.37
  Year ended 12/31/99 ...........            0.93               1.66            118.74
  Year ended 12/31/98 ...........            0.92               2.09             94.64
  Year ended 12/31/97 ...........            1.01               2.14            105.01
  Year ended 12/31/96 ...........            1.14               2.06             68.66
  Year ended 12/31/95 ...........            1.00               2.49            113.02
  Year ended 12/31/94 ...........            1.08               2.30             78.80
  Year ended 12/31/93 ...........            1.25(ii)           2.05             85.46

--------------------------------------------------------------------------------
(i)   Amount was computed based on average shares  outstanding  during the year.
(ii)  Amount has been reduced by 0.19% due to expense reimbursements.

                      [This page intentionally left blank]

FOR FUND INFORMATION:

By telephone:   (800) 992-3863

By mail:        The Alger American Fund
                111 Fifth Avenue
                New York, NY 10003

STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports, and make inquiries of the Fund, by calling the Fund's toll-free number or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, DC. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling (202) 942-8090. Fund documents are also available on the EDGAR database on the SEC's internet site at http://www.sec.gov.

DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED


THE ALGER AMERICAN FUND
SEC FILE #811-5550

                             THE ALGER AMERICAN FUND
                                 CLASS S SHARES

                      A POOLED FUNDING VEHICLE FOR:
                      o  VARIABLE ANNUITY CONTRACTS
                      o  VARIABLE LIFE INSURANCE POLICIES
                      o  QUALIFIED PENSION PLANS
                      o  QUALIFIED RETIREMENT PLANS

                                                  PROSPECTUS

                                                 MAY 1, 2003


                           ALGER AMERICAN BALANCED PORTFOLIO

As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.


An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                 [LOGO OMITTED]

                                                                       THE ALGER
                                                                   AMERICAN FUND

                                                                  CLASS S SHARES


                                               ALGER AMERICAN BALANCED PORTFOLIO


                                                                      PROSPECTUS

                                                                     MAY 1, 2003

TABLE OF CONTENTS
--------------------------------------------------------------------------------

2 ............Risk/Return Summary: Investments,
              Risks & Performance




4 ............Fees and Expenses
5 ............Management and Organization
5 ............Shareholder Information

              Distributor .......................5
              Transfer Agent ....................5
              Classes of Fund Shares ............6
              Purchasing and Redeeming
              Fund Shares .......................6

8 ............Financial Highlights


Back Cover:   How to obtain more information

[GRAPHIC OMITTED]

RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE


INVESTMENTS: THE ALGER AMERICAN FUND--ALGER AMERICAN BALANCED PORTFOLIO

INVESTMENT GOAL AND APPROACH

The equity portion of the Balanced Portfolio invests primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. The Portfolio invests primarily in "growth" stocks. The Portfolio's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:


o     High Unit Volume Growth

      Vital, creative companies which offer goods or services to a rapidly-expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

o     Positive Life Cycle Change

      Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.


The Alger American Balanced Portfolio seeks current income and long-term capital appreciation.

The Portfolio focuses on stocks of companies with growth potential and on fixed-income securities, especially those which appear to have some potential for capital appreciation. Under normal circumstances, the Portfolio invests in common stocks and fixed-income securities, which include commercial paper and bonds that are rated within the four highest rating categories by an established rating agency or, if not rated, are determined by the Fund's Manager to be of comparable quality. Ordinarily, at least 25% of the portfolio's net assets are invested in fixed-income securities.


[GRAPHIC OMITTED]

PRINCIPAL RISKS


As with any fund that invests in stocks, your investment will go up or down in value, and the loss of your investment is a risk of investing. The Portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a Portfolio investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the Portfolio's investment style and objective, an investment in it may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investments' values.

The Portfolio's trading in some stocks may be relatively short-term, meaning that it may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses.

The primary risks arising from the  fixed-income  portion of the Portfolio  are:


o     fixed-income securities' sensitivity to interest rate movements

o the potential for a decline in the portfolio's market value in the event of an issuer's falling credit rating or actual default

[GRAPHIC OMITTED]

PERFORMANCE


The following bar charts show the changes in the Portfolio's performance from year to year and give you some indication of the risks of investing in the Fund. The annual returns assume reinvestment of dividends and distributions.

The Average Annual Total Return table compares the Portfolio's performance over several periods with that of an appropriate benchmark index. The annual returns assume reinvestment of dividends and distributions. Remember that how a portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Information in the bar chart and table is for the Portfolio's Class O shares, which are the only shares that have been outstanding for at least one year. Class O shares are not offered in this Prospectus. Class S and Class O shares differ only in that Class S shares are subject to a distribution and shareholder servicing fee, whereas Class O shares are not. Because of the distribution and shareholder servicing fee, returns will be lower for Class S shares.

The performance disclosed in these charts does not reflect separate account charges which, if reflected, would lower returns.

Each index used in the table is a broad index designed to track a particular market or market segment. No expenses or fees are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest on the underlying securities that make up the respective index.

The Alger American Balanced Portfolio has changed one of its benchmarks from the S&P500 Index to the Russell 1000 Growth Index. The replacement index tracks the performance of stocks that Fund management believes are more closely representative of those stocks normally held by the Portfolio.


o Russell 1000 Growth Index: An index of common stocks designed to track performance of large capitalization companies with greater than average growth orientation.


o S&P 500 Index: An index of large company common stocks considered to be representative of the U.S. stock market in general.

o Lehman Brothers Government/Credit Bond Index: An index designed to track performance of government and corporate bonds.


Since the Balanced Portfolio invests in both equity and fixed income securities, you should compare its performance to all indexes presented.

ALGER AMERICAN BALANCED PORTFOLIO

Annual Total Return as of December 31 each year (%)
Class O

                               [BAR CHART OMITTED]

             [THIS DATA REPRESENTS A BAR CHART IN THE PRINTED PIECE]

  93       94      95      96      97      98      99      00      01      02

 7.79    -4.27   28.62   10.17   19.82   31.51   29.21   -2.76   -1.93   -12.29

Best Quarter:    16.94%    Q4       1998
Worst Quarter:   -6.58%    Q4       2000

Average Annual Total Return as of December 31, 2002
Class O

                                                                         Since
                                                                       Inception
                                   1 Year        5 Years     10 Years   (9/5/89)
--------------------------------------------------------------------------------
American Balanced                  -12.29%         7.28%       9.55%      8.92%
S&P 500 Index                      -22.10%        -0.58%       9.35%      9.57%
Russell 1000
   Growth Index                    -27.89%        -3.84%       6.71%      8.37%
Lehman Brothers Gov't/
   Credit Bond Index                11.02%         7.61%       7.61%      8.40%

[GRAPHIC OMITTED]

FEES AND EXPENSES


Investors incur certain fees and expenses in connection with an investment in the Portfolio. The following table shows the fees and expenses that you may incur if you buy and hold Class S shares of the Portfolio.



                                                                 ANNUAL FUND OPERATING
                                                                 EXPENSES
                                                                 (expenses that are deducted
                                                                 from Fund assets)

                         SHAREHOLDER FEES
                         (fees paid directly from                       Distribution                          TOTAL ANNUAL FUND
                         your investment)            Management Fees    (12b-1) Fees     Other Expenses      OPERATING EXPENSES
===============================================================================================================================
ALGER AMERICAN                  None                       .75%              .25%            .17%                   1.17%
BALANCED
PORTFOLIO


EXAMPLE


The following example, which reflects the shareholder fees and operating expenses listed in the preceding table, is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class S shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                              1 Year        3 Years       5 Years      10 Years
-------------------------------------------------------------------------------
ALGER AMERICAN                $  119        $  372        $  644        $1,420
BALANCED
PORTFOLIO

The example above does not reflect charges and deductions which are or may be imposed under variable annuity contracts, variable life insurance policies or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this Prospectus or in the plan documents.


ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS


The Portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the portfolio's assets from a temporary unacceptable risk of loss, rather than directly to promote the portfolio's investment objective. The portfolio may not achieve its objective during such periods.

Other securities the Portfolio may invest in are discussed in the Fund's Statement of Additional Information (see back cover).

[GRAPHIC OMITTED]

MANAGEMENT AND ORGANIZATION

MANAGER

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003


The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/02) $5.00 billion in mutual fund assets as well as $3.43 billion in other assets. The Manager is responsible for managing the Portfolio's assets according to its goal and for placing orders with broker-dealers to purchase and sell securities on behalf of the Portfolio. The Portfolio has had the same manager since inception and, for the most recent fiscal year, the Portfolio paid the Manager fees at an annual rate based on a percentage of average daily net assets of .75%.


PORTFOLIO MANAGERS


Fred M. Alger III is the chief market strategist for the Portfolio, overseeing the investments of the Portfolio since September 2001. Mr. Alger, who founded Fred Alger Management, Inc., has served as Chairman of the Board since 1964, and co-managed the Portfolio prior to 1995. Dan C. Chung, CFA and Alison Barbi, CFA are the individuals responsible for the day-to-day management of portfolio investments. Mr. Chung, co-manager of the Balanced Portfolio since September 2001, has been employed by the Manager since 1994 as a Vice President and analyst from 1996 to 1999, as a Senior Vice President and senior analyst until 2000, as an Executive Vice President and portfolio manager since 2000, and as Chief Investment Officer since September 2001. Ms. Barbi, co-manager of the Balanced Portfolio since September 2001, has been employed by the Manager since September 2001 as a Senior Vice President and portfolio manager, prior to which she was a Vice President and securities trader at NationsBanc Montgomery Securities LLC from 1990 until 1998, and a private investor since 1998.


[GRAPHIC OMITTED]

SHAREHOLDER INFORMATION

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302

NET ASSET VALUE


The price of one share is its "net asset value" or NAV. The NAV for the Portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.

The Fund generally values the assets of the Portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Fund's Board of Trustees. Short-term money market instruments held by the portfolios are valued on the basis of amortized cost.


DIVIDENDS AND DISTRIBUTIONS


The Fund declares and pays dividends and distributions by the Portfolio annually. The Fund expects that these annual payments to shareholders will consist of both capital gains and net investment income. Dividends and distributions may differ between classes of shares of the Portfolio.


Federal income taxation of separate accounts of insurance companies, variable annuity contracts and variable life insurance contracts is discussed in the prospectuses of participating insurance companies. Generally, distributions by the Fund will not be taxable to holders of variable annuity contracts or variable life insurance policies if the insurance company separate accounts to which those distributions are made meet certain requirements, including certain diversification requirements that the Fund has undertaken to meet, under the Internal Revenue Code. Participants in qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution from their plan accounts. Generally, distributions from plan accounts are taxable as ordinary income at the rate applicable to each participant at the time of distribu-tion. In certain cases, distributions made to a participant prior to the participant's reaching age 59 1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.

Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.

--------------------------------------------------------------------------------
                                   NAV (NET ASSET VALUE) OF A CLASS OF SHARES IS
                                    COMPUTED BY ADDING TOGETHER THE VALUE OF THE
                                  PORTFOLIO'S INVESTMENTS, CASH AND OTHER ASSETS
                             ALLOCABLE TO THE CLASS, SUBTRACTING ITS LIABILITIES
                                      AND THEN DIVIDING THE RESULT BY THE NUMBER
                                             OF OUTSTANDING SHARES OF THE CLASS.
--------------------------------------------------------------------------------

CLASSES OF FUND SHARES


The Portfolio offers two classes of shares: Class O shares and Class S shares. Only Class S shares are offered in this Prospectus. Both classes are offered only to separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The classes differ in that, according to a plan adopted under Rule 12b-1 under the Investment Company Act, Class S shares pay a distribution and shareholder servicing fee out of their assets on an ongoing basis to compensate insurance companies and pension and retirement plan service providers for distribution assistance and shareholder services. Over time, these fees will increase the cost of an investment in Class S shares and may cost an investor more than paying other types of sales charges.


PURCHASING AND REDEEMING FUND SHARES

Because the Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans, an individual cannot invest in a portfolio directly, but may do so only through one of these sources. The Fund's shares are held in the names of the separate accounts and plans.

Shares of the Fund can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Transfer Agent. All orders for purchase of shares are subject to acceptance by the Fund or its Transfer Agent. The Transfer Agent pays for redemptions within seven days after it accepts a redemption request.

The Fund may redeem some shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash.

                      [This page intentionally left blank]

[GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Portfolio's financial performance for the periods shown. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the portfolio (assuming reinvestment of all dividends and distributions). Information is provided also with respect to Class O shares; Class S shares were outstanding during part of the periods shown. Class S shares have higher expense ratios and lower total returns. Information for the periods shown through December 31, 2001 has been audited by Arthur Andersen and information for the year ended December 31, 2002 has been audited by Ernst & Young LLP, the Fund's independent auditors whose report, along with the Fund's financial statements, is included in the Annual Report, which is available upon request.

Note that the Financial Highlights do not reflect charges and deductions which are or may be imposed under variable annuity contracts, variable life insurance policies or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this Prospectus or in the Plan documents.

                                                    INCOME FROM INVESTMENT OPERATIONS              LESS DIVIDENDS AND DISTRIBUTIONS
                                                    ---------------------------------              --------------------------------

                                         NET ASSET                     NET REALIZED                                 DISTRIBUTIONS
                                           VALUE                      AND UNREALIZED   TOTAL FROM   DIVIDENDS FROM    FROM NET
                                         BEGINNING   NET INVESTMENT     GAIN (LOSS)    INVESTMENT   NET INVESTMENT    REALIZED
                                         OF PERIOD   INCOME (LOSS)    ON INVESTMENTS   OPERATIONS       INCOME          GAINS
                                         ---------   --------------   --------------   ----------   --------------  -------------
ALGER AMERICAN BALANCED PORTFOLIO
  CLASS S
  Eight months ended 12/31/02(i)(iv)      $  12.50     $   0.02          $  (1.05)      $  (1.03)            --             --
  CLASS O
  Year ended 12/31/02 ..............      $  13.08     $   0.20          $  (1.79)      $  (1.59)      $  (0.20)      $     --
  Year ended 12/31/01 ..............         13.77         0.18             (0.43)         (0.25)         (0.20)         (0.24)
  Year ended 12/31/00 ..............         15.57         0.20             (0.61)         (0.41)         (0.13)         (1.26)
  Year ended 12/31/99 ..............         12.98         0.15              3.45           3.60          (0.17)         (0.84)
  Year ended 12/31/98 ..............         10.76         0.19              3.02           3.21          (0.18)         (0.81)
  Year ended 12/31/97 ..............          9.24         0.17              1.63           1.80          (0.12)         (0.16)
  Year ended 12/31/96 ..............         13.64         0.21(ii)          1.01           1.22          (0.73)         (4.89)
  Year ended 12/31/95 ..............         10.80         0.33(ii)          2.73           3.06          (0.22)            --
  Year ended 12/31/94 ..............         11.58         0.20             (0.70)         (0.50)         (0.13)         (0.15)
  Year ended 12/31/93 ..............         10.77         0.15              0.69           0.84          (0.03)            --

                                                            NET ASSET                      NET ASSETS,
                                               TOTAL        VALUE, END                    END OF PERIOD
                                           DISTRIBUTIONS    OF PERIOD     TOTAL RETURN   (000'S OMITTED)
                                           -------------    ----------    ------------   ---------------
ALGER AMERICAN BALANCED PORTFOLIO
  CLASS S
  Eight months ended 12/31/02(i)(iv)               --       $  11.47          (8.24%)         $    494
  CLASS O
  Year ended 12/31/02 ..............         $  (0.20)      $  11.29         (12.29%)         $254,290
  Year ended 12/31/01 ..............            (0.44)         13.08          (1.93)           224,959
  Year ended 12/31/00 ..............            (1.39)         13.77          (2.76)           115,894
  Year ended 12/31/99 ..............            (1.01)         15.57          29.21             56,327
  Year ended 12/31/98 ..............            (0.99)         12.98          31.51             28,208
  Year ended 12/31/97 ..............            (0.28)         10.76          19.82             16,614
  Year ended 12/31/96 ..............            (5.62)          9.24          10.17             10,486
  Year ended 12/31/95 ..............            (0.22)         13.64          28.62              3,671
  Year ended 12/31/94 ..............            (0.28)         10.80          (4.27)            10,394
  Year ended 12/31/93 ..............            (0.03)         11.58           7.79              7,848

                                                      RATIOS/SUPPLEMENTAL DATA
                                         --------------------------------------------
                                                             RATIO OF NET
                                                              INVESTMENT
                                         RATIO OF EXPENSES   INCOME (LOSS)  PORTFOLIO
                                            TO AVERAGE        TO AVERAGE    TURNOVER
                                            NET ASSETS        NET ASSETS      RATE
                                         -----------------   -------------  ---------
ALGER AMERICAN BALANCED PORTFOLIO
  CLASS S
  Eight months ended 12/31/02(i)(iv)            1.17%            1.67%       188.76%
  CLASS O
  Year ended 12/31/02 ..............            0.87%            2.16%       188.76%
  Year ended 12/31/01 ..............            0.85             2.53         62.93
  Year ended 12/31/00 ..............            0.88             2.40         63.37
  Year ended 12/31/99 ..............            0.93             1.66        118.74
  Year ended 12/31/98 ..............            0.92             2.09         94.64
  Year ended 12/31/97 ..............            1.01             2.14        105.01
  Year ended 12/31/96 ..............            1.14             2.06         68.66
  Year ended 12/31/95 ..............            1.00             2.49        113.02
  Year ended 12/31/94 ..............            1.08             2.30         78.80
  Year ended 12/31/93 ..............            1.25(iii)        2.05         85.46

--------------------------------------------------------------------------------
(i)   Ratios have been annualized; total return has not been annualized.
(ii)  Amount was computed based on average shares outstanding during the year.
(iii) Amount has been reduced by 0.19% due to expense reimbursements.
(iv)  Commenced operations May 1, 2002.

FOR FUND INFORMATION:

By telephone:   (800) 992-3863

By mail:        The Alger American Fund
                111 Fifth Avenue
                New York, NY 10003

STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports, and make inquiries of the Fund, by calling the Fund's toll-free number or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, DC. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling (202) 942-8090. Fund documents are also available on the EDGAR database on the SEC's internet site at http://www.sec.gov.

DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED


THE ALGER AMERICAN FUND
SEC FILE #811-5550

================================================================================


STATEMENT OF                                                         May 1, 2003
ADDITIONAL INFORMATION


                                    THE ALGER
                                  AMERICAN FUND

                                 Alger American
                               BALANCED PORTFOLIO


                                 ALGER AMERICAN
                            INCOME & GROWTH PORTFOLIO


                                 ALGER AMERICAN
                         SMALL CAPITALIZATION PORTFOLIO

                                 ALGER AMERICAN
                                GROWTH PORTFOLIO

                                 ALGER AMERICAN
                             MIDCAP GROWTH PORTFOLIO

                                 ALGER AMERICAN
                           LEVERAGED ALLCAP PORTFOLIO


      This Statement of Additional Information is not a Prospectus. This document contains additional information about the Fund and supplements information in the Prospectuses dated May 1, 2003 for the Fund's portfolios. It should be read together with a Prospectus which may be obtained free of charge by writing the Fund at 111 Fifth Avenue, New York, NY 10003 or calling (800) 992-3863.


                                 [LOGO OMITTED]

================================================================================

                                                                     May 1, 2003


                                    THE ALGER
                                  AMERICAN FUND

================================================================================
The Alger American Fund (the "Fund") is a registered investment company -- a mutual fund -- that presently offers interests of two classes in the following six portfolios (the "Portfolios"):

                 * Alger American Balanced Portfolio
                 * Alger American Income & Growth Portfolio
                 * Alger American Small Capitalization Portfolio
                 * Alger American Growth Portfolio
                 * Alger American MidCap Growth Portfolio
                 * Alger American Leveraged AllCap Portfolio

The Fund is designed to permit insurance companies that issue variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies") to offer VA contract and VLI policy holders the opportunity to participate in the performance of one or more of the Portfolios. The Fund also offers participation to qualified pension and retirement plans (the "Plans") which elect to make the Fund an investment option for plan participants.


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF OR GUARANTEED OR ENDORSED BY ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.


                                    CONTENTS


The Portfolios .............................................................   2
Investment Strategies and Policies .........................................   3
Net Asset Value ............................................................  12
Purchases and Redemptions ..................................................  12
Participating Insurance Companies and Plans ................................  13
Management .................................................................  13
Independent Auditors .......................................................  17
Code of Ethics .............................................................  17
Expenses ...................................................................  17
Dividends and Distributions ................................................  17
Taxes ......................................................................  17
Custodian ..................................................................  18
Transfer Agent .............................................................  18
Counsel to the Fund ........................................................  19
Certain Shareholders .......................................................  19
Organization ...............................................................  23
Determination of Performance ...............................................  24
Investor and Shareholder Information .......................................  25
Financial Statements .......................................................  25
Appendix ................................................................... A-1

THE PORTFOLIOS

The Fund is a diversified, open-end management investment company that offers a selection of six portfolios, each having distinct investment objectives and policies.

ALGER AMERICAN BALANCED PORTFOLIO

The investment objectives of the Portfolio are current income and long-term capital appreciation. The Portfolio intends to invest based on combined considerations of risk, income, capital appreciation and protection of capital value. Normally, it will invest in common stocks and investment grade fixed income securities (preferred stock and debt securities), as well as securities convertible into common stocks. Except during tem-porary defensive periods, the Portfolio will maintain at least 25% of its net assets in fixed income senior securities. With respect to debt securities, the Portfolio will invest only in instruments that are rated in one of the four highest rating categories by any established rating agency or, if not rated, are determined by Fred Alger
Management, Inc. ("Alger Management"), the Fund's investment manager, to be of comparable quality to instruments so rated.

The Portfolio may invest up to 35% of its total assets in money market instruments and repurchase agreements, and in excess of that amount (up to 100% of its total assets) during temporary defensive periods.

ALGER AMERICAN INCOME & GROWTH PORTFOLIO

The primary investment objective of the Portfolio is to provide a high level of dividend income. Capital appreciation is a secondary investment objective of the Portfolio. Except during temporary defensive periods, the Portfolio attempts to invest 100%, and it is a fundamental policy of the Portfolio to invest at least 65%, of its total assets in dividend paying equity securities. In selecting among dividend paying equity securities, Alger Management will favor securities it believes also offer opportunities for capital appreciation. The Portfolio may invest up to 35% of its total assets in money market instruments and repurchase agreements and in excess of that amount (up to 100% of its total assets) during temporary defensive periods.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO


The investment objective of the Portfolio is long-term capital appreciation. Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of companies that, at the time of purchase, have "total market capitalization"--present market value per share multiplied by the total number of shares outstanding--within the range of companies included in the Russell 2000 Growth Index ("Russell Index") or the S&P SmallCap 600 Index ("S&P Index"), updated quarterly. Both indexes are broad indexes of small capitalization stocks. This policy will not be changed without 60 days notice to shareholders. The Portfolio may invest the remainder of its assets in equity securities of companies that, at the time of purchase, have total market capitalization outside of this combined range, and in excess of that amount (up to 100% of its assets) under abnormal circumstances.


ALGER AMERICAN GROWTH PORTFOLIO

The investment objective of the Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization of $1 billion or greater. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization of less than $1 billion.

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO


The investment objective of the Portfolio is long-term capital appreciation. Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell Midcap Growth Index or S&P MidCap 400 Index, updated quarterly. Both indexes are designed to track the performance of medium capitalization companies. This policy will not be changed without 60 days notice to shareholders. The Portfolio may invest the remainder of its assets in equity securities of companies that, at the time of purchase, have total market capitalization outside of this combined range and in excess of that amount (up to 100% of its assets) under abnormal circumstances.


ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

The investment objective of the Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 85% of its net assets in equity securities of companies of any size.

The Portfolio may purchase put and call options and sell (write) covered call and put options on securities and securities indexes to increase gains and to hedge against the risk of unfavorable price movements, and may enter into futures contracts on securities indexes and purchase and sell call and put options on these futures contracts. The Portfolio may also borrow money for the purchase of additional securities. The Portfolio may borrow only from banks and may not borrow in excess of one-third of the market value of its total assets, less liabilities other than such borrowing. These practices are deemed to be speculative and may cause the Portfolio's net asset value to be more volatile than the net asset value of a fund that does not engage in these activities.

IN GENERAL


Alger American Small Capitalization Portfolio, Alger American MidCap Growth Portfolio, Alger Growth Portfolio, Alger American Leveraged AllCap Portfolio, and the equity portions of Alger American Balanced Portfolio and Alger American Income & Growth Portfolio seek to achieve their objectives by investing in equity securities, such as common or preferred stocks, or securities convertible into or exchangeable for equity securities, including warrants and rights. The Portfolios will invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. These companies may be in the development stage, may be older companies that appear to be entering a new stage of growth progress owing to factors such as management changes or development of new technology, products or markets or may be companies providing products or services with a high unit-volume growth rate. In order to afford the Portfolios the flexibility to take advantage of new opportunities for investments in accordance with their investment objectives and to meet redemptions, they may hold up to 15% of their net assets (35% of total assets, in the case of Alger American Balanced Portfolio and Alger American Income & Growth Portfolio) in money market instruments and repurchase agreements and in excess of that amount (up to 100% of their assets)during temporary defensive periods. This amount may be higher than that maintained by other funds with similar investment objectives.


There is no guarantee that any Portfolio's objectives will be achieved.

INVESTMENT STRATEGIES AND POLICIES

CERTAIN SECURITIES AND INVESTMENT TECHNIQUES


The Prospectuses discuss the investment objectives of the Portfolios and the primary strategies to be employed to achieve those objectives. This section contains supplemental information concerning the types of securities and other instruments in which the Portfolios may invest, the investment policies and portfolio strategies that the Portfolios may utilize and certain risks attendant to those investments, policies and strategies. There is no guarantee that any Portfolio's objectives will be achieved.


Investing in smaller, newer issuers generally involves greater risk than investing in larger, more established issuers. Companies in which Alger American Small Capitalization Portfolio is likely to invest may have limited product lines, markets or financial resources and may lack management depth. The securities of such companies may have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Accordingly, an investment in the Portfolio may not be appropriate for all investors. These risks may also apply to investments in smaller companies by all other Portfolios.


CONVERTIBLE SECURITIES

Each Portfolio may invest in convertible securities, which are debt instruments or preferred stocks that make fixed dividend or interest payments and are convertible into common stock. Generally, the market prices of convertible securities tend to reflect price changes in their underlying common stocks, but also tend to respond inversely to changes in interest rates. Convertible securities typically entail less market risk than investments in the common stock of the same issuers; declines in their market prices are typically not as pronounced as those of their underlying common stocks. Like all fixed-income securities, convertible securities are subject to the risk of default on their issuers' payment obligations.


U.S. GOVERNMENT OBLIGATIONS

Bills, notes, bonds and other debt securities issued by the U.S. Treasury are direct obligations of the U.S. Government and differ mainly in the length of their maturities.

U.S. GOVERNMENT AGENCY SECURITIES

Certain of these securities may have volatility risks, prepayment risks and extension risk, which could have a negative impact on the investing portfolio's net asset value.

BANK OBLIGATIONS

These are certificates of deposit, bankers' acceptances and other short-term debt obligations. Certificates of deposit are short-term obligations of commercial banks. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connec-tion with international commercial transactions. Certificates of deposit may have fixed or variable rates.

The Portfolios will not invest in any debt security issued by a commercial bank unless (i) the bank has total assets of at least $1 billion, or the equivalent in other currencies, or, in the case of domestic banks which do not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation, (ii) in the case of U.S. banks, it is a member of the Federal Deposit Insurance Corporation, and
(iii) in the case of foreign banks, the security is, in the opinion of Alger Management, the Fund's investment manager, of an investment quality comparable to other debt securities which may be purchased by the Portfolios. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.

FOREIGN BANK OBLIGATIONS

Investments by the Portfolios in foreign bank obligations and obligations of foreign branches of domestic banks present certain risks, including the impact of future political and economic developments, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls and/or the addition of other foreign governmental restrictions that might affect adversely the payment of principal and interest on these obligations. In addition, there may be less publicly available and reliable information about a foreign bank than about domestic banks owing to different accounting, auditing, reporting and recordkeeping standards. In view of these risks, Alger Management will carefully evaluate these investments on a case-by-case basis.

SHORT-TERM CORPORATE DEBT SECURITIES

These are outstanding nonconvertible corporate debt securities (e.g., bonds and debentures) which have one year or less remaining to maturity. Corporate notes may have fixed, variable or floating rates.

COMMERCIAL PAPER

These are short-term promissory notes issued by corporations primarily to finance short-term credit needs.

VARIABLE RATE MASTER DEMAND NOTES

These are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Because these notes are direct lending arrangements between the Portfolio and the issuer, they are not normally traded. Although no active secondary market may exist for these notes, the Portfolio may demand payment of principal and accrued interest at any time or may resell the note to a third party. While the notes are not typically rated by credit rating agencies, issuers of variable rate master demand notes must satisfy Alger Management that the same criteria for issuers of commercial paper are met. In addition, when purchasing variable rate master demand notes, Alger Management will consider the earning power, cash flows and other liquidity ratios of the issuers of the notes and will continuously monitor their financial status and ability to meet payment on demand. In the event an issuer of a variable rate master demand note were to default on its payment obligations, the Portfolio might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

REPURCHASE AGREEMENTS

Under the terms of a repurchase agreement, a Portfolio would acquire a high quality money market instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the instrument at an agreed price (including accrued interest) and time, thereby determining the yield during the Portfolio's holding period. Repurchase agreements may be seen to be loans by the Portfolio collateralized by the underlying instrument. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period and not necessarily related to the rate of return on the underlying instrument. The value of the underlying securities, including accrued interest, will be at least equal at all times to the total amount of the repurchase obligation, including interest. A Portfolio bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Portfolio is delayed in or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Portfolio seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or part of the income from the agreement. Alger Management, as authorized and directed by the Fund's Board of Trustees, reviews the credit worthiness of those banks and dealers with which the Portfolios enter into repurchase agreements to evaluate these risks and monitors on an ongoing basis the value of the securities subject to repurchase agreements to ensure that the value is maintained at the required level.

REVERSE REPURCHASE AGREEMENTS (ALGER AMERICAN BALANCED PORTFOLIO)

Reverse repurchase agreements are the same as repurchase agreements except that, in this instance, the Portfolio would assume the role of seller/borrower in the transaction. The Portfolio will maintain segregated accounts consisting of cash or liquid securities that at all times are in an amount equal to their obligations under reverse repurchase agreements. The Portfolio will invest the proceeds in money market instruments or repurchase agreements maturing not later than the expiration of the reverse repurchase agreement. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of the securities. Under the Investment Company Act of 1940, as amended (the "Act"), reverse repurchase agreements may be considered borrowings by the seller; accordingly, the Portfolios will limit their investments in reverse repurchase agreements and other borrowings to no more than one-third of their total assets less liabilities other than the repurchase obligation.

FIRM COMMITMENT AGREEMENTS AND WHEN-ISSUED PURCHASES

Firm commitment agreements and "when-issued" purchases call for the purchase of securities at an agreed price on a specified future date and would be used, for example, when a decline in the yield of securities of a given issuer is anticipated and a more advantageous yield may be obtained by committing currently to purchase securities to be issued later. When a Portfolio purchases a security under a firm commitment agreement or on a when-issued basis it assumes the risk of any decline in value of the security occurring between the date of the agreement or purchase and the settlement date of the transaction. A Portfolio will not use these transactions for leveraging purposes and, accordingly, will segregate cash or liquid securities in an amount sufficient at all times to meet its purchase obligations under these agreements.

WARRANTS AND RIGHTS

Each Portfolio may invest in warrants and rights. A warrant is a type of security that entitles the holder to buy a proportionate amount of common stock at a specified price, usually higher than the market price at the time of issuance, for a period of years or to perpetuity. In contrast, rights, which also represent the right to buy common shares, normally have a subscription price lower than the current market value of the common stock and a life of two to four weeks. Warrants are freely transferable and are traded on the major securities exchanges.

ILLIQUID AND RESTRICTED SECURITIES

An investment may be illiquid because of the absence of an active trading market, making it difficult to sell promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933, as amended. Each Portfolio may invest in restricted securities governed by Rule 144A under the Securities Act of 1933, as amended. In adopting Rule 144A, the Securities and Exchange Commission (the "SEC") specifically stated that restricted securities traded under Rule 144A may be treated as liquid for purposes of investment limitations if the board of trustees (or the fund's adviser acting subject to the board's supervision) determines that the securities are in fact liquid. The Board of Trustees has delegated its responsibility to Alger Management to determine the liquidity of each restricted security purchased pursuant to the Rule, subject to the Board of Trustees' oversight and review. Examples of factors that will be taken into account in evaluating the liquidity of a Rule 144A security, both with respect to the initial purchase and on an ongoing basis, include, among others: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). If institutional trading in restricted securities were to decline to limited levels, the liquidity of the Fund's portfolio could be adversely affected.

SHORT SALES

Each Portfolio may sell securities "short against the box." While a short sale is the sale of a security the Portfolio does not own, it is "against the box" if at all times when the short position is open the Portfolio owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short.

LENDING OF PORTFOLIO SECURITIES

In order to generate income and to offset expenses, each Portfolio may lend portfolio securities with a value up to 33 1/3% of the Portfolio's total assets including collateral on such loans, less liabilities exclusive of the obligation to return such collateral, to brokers, dealers and other financial organizations. The Portfolios will not lend securities to Alger Management or its affiliates. By lending its securities, a Portfolio can increase its income by continuing to receive interest or dividends on the loaned securities as well as by either investing the cash collateral in short-term securities or by earning income in the form of interest paid by the borrower when U.S. Government securities or letters of credit are used as collateral. Each Portfolio will adhere to the following conditions whenever its securities are loaned: (a) the Portfolio must receive at least 100 percent cash collateral or equivalent securities from the borrower;
(b) the borrower must increase this collateral whenever the market value of the securities, including accrued interest, exceeds the value of the collateral; (c) the Portfolio must be able to terminate the loan at any time; (d) the Portfolio must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (e) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Fund's Board of Trustees must terminate the loan and regain the right to vote the securities. A Portfolio bears a risk of loss in the event that the other party to a securities loan transaction defaults on its obligations and the Portfolio is delayed in or prevented from exercising its rights to dispose of the collateral including the risk of a possible decline in the value of the collateral securities during the period in which the Portfolio seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or a part of the income from the transaction.

FOREIGN SECURITIES

Each Portfolio may invest up to 20% of the value of its total assets in foreign securities (not including American Depositary Receipts, American Depositary
Shares or U.S. dollar-denominated securities of foreign issuers). Foreign securities investments may be affected by changes in currency exchange rates or exchange control regulations, changes in governmental administration or economic or monetary policy (in the United States and abroad) or changed circumstances in dealing among nations. Dividends paid by foreign issuers may be subject to withholding and other foreign taxes that may decrease the net return on these investments as compared to dividends paid to the Portfolio by domestic corporations. It should be noted that there may be less publicly available information about foreign issuers than about domestic issuers, and foreign issuers are not subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those of domestic issuers. Securities of some foreign issuers are less liquid and more volatile than securities of comparable domestic issuers and foreign brokerage commissions are generally higher than in the United States. Foreign securities markets may also be less liquid, more volatile and less subject to government supervision than those in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation and potential difficulties in enforcing contractual obligations. Securities purchased on a foreign exchange may be held in custody by a bank or other depository located in that market. It should be noted that certain of the risks associated with foreign securities may also apply to American Depositary Receipts and American Depositary Shares.

BORROWING (ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO)

Alger American Leveraged AllCap Portfolio may borrow money from banks and use it to purchase additional securities. This borrowing is known as leveraging. Leveraging increases both investment opportunity and investment risk. If the investment gains on securities purchased with borrowed money exceed the cost of borrowing, including interest paid on the borrowing, the net asset value of the Portfolio's shares will rise faster than would otherwise be the case. On the other hand, if the investment gains fail to cover the cost (including interest) of borrowings, or if there are losses, the net asset value of the Portfolio's shares will decrease faster than would otherwise be the case. The Portfolio may also borrow from banks for temporary or emergency purposes. The Portfolio is required to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If such asset coverage should decline below 300% as a result of market fluctuations or other reasons, the Portfolio may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

OPTIONS (ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO)

The Portfolio may buy and sell (write) exchange listed options in order to obtain additional return or to hedge the value of its portfolio although, as in the past, it does not currently intend to rely on these strategies extensively, if at all. Hedging transactions are intended to reduce the risk of price fluctuations. The Portfolio may write an option on a security only if the option is "covered." Although the Portfolio will in any event generally not purchase or write options that appear to lack an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option. The Portfolio will not purchase options if, as a result, the aggregate cost of all outstanding options exceeds 10% of the Portfolio's total assets, although no more than 5% will be committed to transactions entered into for non-hedging purposes.

A call option on a security is a contract that gives the holder of the option the right, in return for a premium paid, to buy from the writer (seller) of the call option the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price during the option period. A put option on a security is a contract that, in return for the premium, gives the holder of the option the right to sell to the writer (seller) the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying security upon exercise at the exercise price during the option period.


A call option written by the Portfolio on a security is "covered" if the Portfolio owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Portfolio holds a call on the same security as the call written where the exercise price of the call held is (1) equal to or less than the exercise price of the call written or (2) greater than the exercise price of the call written if the difference is maintained by the Portfolio in cash, U.S. Government securities or other high-grade, short-term obligations in a segregated account. A put option written by the Portfolio is "covered" if the Portfolio maintains cash or other high-grade short-term obligations with a value equal to the exercise price in a segregated account, or else holds a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.


If the Portfolio has written an option, it may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously written. However, once the Portfolio has been assigned an exercise notice, the Portfolio will be unable to effect a closing purchase transaction. Similarly, if the Portfolio is the holder of an option it may liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. There can be no assurance that a closing purchase or sale transaction can be effected when the Portfolio so desires.

The Portfolio would realize a profit from a closing transaction if the price of the transaction were less than the premium received from writing the option or more than the premium paid to purchase the option; the Portfolio would realize a loss from a closing transaction if the price of the transaction were less than the premium paid to purchase the option. Since call option prices generally reflect increases in the price of the underlying security, any loss resulting from the repurchase of a call option may also be wholly or partially offset by unrealized appreciation of the underlying security. Other principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price and price volatility of the underlying security and the time remaining until the expiration date.

An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option. In such event it might not be possible to effect closing transactions in a particular option so that the Portfolio would have to exercise its option in order to realize any profit and would incur brokerage commissions upon the exercise of the option. If the Portfolio, as a covered call option writer, were unable to effect a closing purchase transaction in a secondary market, it would not be able to sell the underlying security until the option expired or it delivered the underlying security upon exercise or otherwise cover the position.

In addition to options on securities, the Portfolio may also purchase and sell call and put options on securities indexes. A stock index reflects in a single number the market value of many different stocks. Relative values are assigned to the stocks included in an index and the index fluctuates with changes in the market values of the stocks. The options give the holder the right to receive a cash settlement during the term of the option based on the difference between the exercise price and the value of the index. By writing a put or call option on a securities index, the Portfolio would be obligated, in return for the premium received, to make delivery of this amount. The Portfolio could offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it could let the option expire unexercised.

Use of options on securities indexes entails the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted. The Portfolio would not purchase these options unless Alger Management were satisfied with the development, depth and liquidity of the market and Alger Management believed the options could be closed out.

Price movements in the Portfolio's securities may not correlate precisely with movements in the level of an index and, therefore, the use of options on indexes cannot serve as a complete hedge and would depend, in part, on the ability of Alger Management to predict correctly movements in the direction of the stock market generally or of a particular industry. Because options on securities indexes require settlement in cash, Alger Management might be forced to liquidate portfolio securities to meet settlement obligations.

Although Alger Management will attempt to take appropriate measures to minimize the risks relating to any trading by the Portfolio in put and call options, there can be no assurance that the Portfolio will succeed in any option-trading program it undertakes.

STOCK INDEX FUTURES AND OPTIONS ON STOCK INDEX FUTURES (ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO)

If the Portfolio utilizes these investments, it will do so only for hedging, not speculative, purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Portfolio, as seller, to deliver to the buyer the net cash amount called for in the contract at a specified future time. Put options on futures might be purchased to protect against declines in the market values of securities occasioned by a decline in stock prices and securities index futures might be sold to protect against a general decline in the value of securities of the type that comprise the index. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

A stock index future obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. With respect to stock indexes that are permitted investments, the Portfolio would purchase and sell futures contracts on the stock index for which it could obtain the best price with considerations also given to liquidity. While incidental to its securities activities, the Portfolio may use index futures as a substitute for a comparable market position in the underlying securities, although it has not invested in index futures in the past.

The risk of imperfect correlation will increase as the composition of the Portfolio varies from the composition of the stock index. In an effort to compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the stock index futures, the Portfolio may, if it uses a hedging strategy, buy or sell stock index futures contracts in a greater or lesser dollar amount than the dollar amount of the securities being hedged if the historical volatility of the stock index futures has been less or greater than that of the securities. Such
"over-hedging" or "under-hedging" may adversely affect the Portfolio's net investment results if market movements are not as anticipated when the hedge is established.

An option on a stock index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a stock index futures contract at a specified exercise price at any time prior to the expiration date of the option. The Portfolio would sell options on stock index futures contracts only as part of closing purchase transactions to terminate its options positions. No assurance can be given that such closing transactions could be effected or that there would be correlation between price movements in the options on stock index futures and price movements in the Portfolio's securities which were the subject of the hedge. In addition, the Portfolio's purchase of such options would be based upon predictions as to anticipated market trends, which could prove to be inaccurate.

The Portfolio's use, if any, of stock index futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into, if at all, only for bona fide hedging, risk management or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Portfolio to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the market-to-market value of the contract fluctuates. The purchase of an option on stock index futures involves payment of a premium for the option without any further obligation on the part of the Portfolio. If the Portfolio were to exercise an option on a futures contract it would be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

The Portfolio will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Portfolio's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation.


INVESTMENT RESTRICTIONS


The investment restrictions numbered 1 through 12 below have been adopted by each of the Portfolios as fundamental policies. The Portfolios' investment objectives are also fundamental policies. Under the Act, a "fundamental" policy may not be changed without the vote of a "majority of the outstanding voting securities" of the Portfolio, which is defined in the Act as the lesser of (a) 67 percent or more of the shares of the Portfolio present at a Fund meeting if the holders of more than 50 percent of the outstanding shares of the Fund are present or represented by proxy or (b) more than 50 percent of the outstanding shares of the Portfolio. Investment restrictions 13 through 19 may be changed by vote of a majority of the Fund's Board of Trustees at any time.

The investment policies prohibit each Portfolio from:


1. Purchasing the securities of any issuer, other than U.S. Government securities, if as a result more than 5 percent of the value of the Portfolio's total assets would be invested in the securities of the issuer, except that up to 25% of the value of the Portfolio's total assets may be invested without regard to this limitation.


2. Purchasing more than 10 percent of the voting securities of any one issuer or more than 10 percent of the securities of any class of any one issuer. This limitation shall not apply to investments in U.S. Government securities.

3. Selling securities short or purchasing securities on margin, except that the Portfolio may obtain any short-term credit necessary for the clearance of purchases and sales of securities. These restrictions shall not apply to transactions involving selling securities "short against the box."


4. Borrowing money, except that (a) the Portfolio may borrow for temporary or emergency (but not leveraging, except for the Alger American Leveraged AllCap Portfolio) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an amount not exceeding 10 percent of the value of the Portfolio's total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made; (b) the Alger American Balanced Portfolio may engage in transactions in reverse repurchase agreements; and (c) the Alger American Leveraged AllCap Portfolio may borrow from banks for investment purposes as set forth in the Prospectus. Whenever borrowings described in (a) exceed 5% of the value of the Portfolio's total assets, the Portfolio will not make any additional investments. Immediately after any borrowing, including reverse repurchase agreements, the Portfolio will maintain asset coverage of not less than 300 percent with respect to all borrowings.


5. Pledging, hypothecating, mortgaging or otherwise encumbering more than 10 percent of the value of the Portfolio's total assets except in conjunction with borrowings as noted in 4(c) above. These restrictions shall not apply to transactions involving reverse repurchase agreements or the purchase of securities subject to firm commitment agreements or on a when-issued basis.

6. Underwriting the securities of other issuers, except insofar as the Portfolio may be deemed to be an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

7. Making loans to others, except through purchasing qualified debt obligations, lending portfolio securities or entering into repurchase agreements.

8. Investing in securities of other investment companies, except as they may be acquired as part of a merger, consolidation, reorganization, acquisition of assets or offer of exchange.

9. Purchasing any securities that would cause more than 25 percent of the value of the Portfolio's total assets to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that there shall be no limit on the purchase of U.S. Government securities.

10. Investing in commodities, except that the Alger American Leveraged AllCap Portfolio may purchase or sell stock index futures contracts and related options thereon if, thereafter, no more than 5% of its total assets are invested in margin and premiums.

11. Investing more than 10 percent (15 percent in the case of Alger American Leveraged AllCap Portfolio) of its net assets in securities which are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. However, securities with legal and contractual restrictions on resale may be purchased if they are determined to be liquid, and such purchases would not be subject to the limit stated above.

12. Issuing senior securities, except that the Alger American Leveraged AllCap Portfolio may borrow from banks for investment purposes so long as the Portfolio maintains the required asset coverage.

13. Purchasing or selling real estate, except that the Portfolio may purchase and sell securities secured by real estate, mortgages or interests therein and securities that are issued by companies that invest or deal in real estate.

14. Writing or selling puts, calls, straddles, spreads or combinations thereof, except that Alger American Leveraged AllCap Portfolio may buy and sell (write) options.

15. Investing in oil, gas or other mineral exploration or development programs, except that the Portfolio may invest in the securities of companies that invest in or sponsor those programs.

16. Purchasing any security if, as a result, the Portfolio would then have more than 5% of its total assets invested in securities of issuers (including predecessors) that have been in continual operation for less than three years. This limitation shall not apply to investments in U.S. Government securities.

17. Making investments for the purpose of exercising control or management.

18. Investing in warrants, except that the Portfolio may invest in warrants if, as a result, the investments (valued at the lower of cost or market) would not exceed five percent of the value of the Portfolio's net assets, of which not more than 2% of the Portfolio's net assets may be invested in warrants not listed on a recognized domestic stock exchange. Warrants acquired by the Portfolio as part of a unit or attached to securities at the time of acquisition are not subject to this limitation.

19. Purchasing or retaining the securities of any issuer if, to the knowledge of the Fund, any of the officers, directors or trustees of the Fund or Alger Management individually owns more than .5% of the outstanding securities of the issuer and together they own beneficially more than 5% of the securities.

Except in the case of the 300 percent limitation set forth in Investment Restriction No. 4 and as may be otherwise stated, the percentage limitations contained in the foregoing restrictions and in the Fund's other investment policies apply at the time of the purchase of the securities and a later increase or decrease in percentage resulting from a change in the values of the securities or in the amount of the Portfolio's assets will not constitute a violation of the restriction.

PORTFOLIO TRANSACTIONS

Decisions to buy and sell securities and other financial instruments for a Portfolio are made by Alger Management, which also is responsible for placing these transactions, subject to the overall review of the Fund's Board of Trustees. Although investment requirements for each Portfolio are reviewed independently from those of the other accounts managed by Alger Management and those of the other Portfolios, investments of the type the Portfolios may make also may be made by these other accounts or Portfolios. When a Portfolio and one or more other Portfolios or accounts managed by Alger Management are prepared to invest in, or desire to dispose of, the same security or other financial instrument, available investments or opportunities for sales will be allocated in a manner believed by Alger Management to be equitable to each. In some cases, this procedure may affect adversely the price paid or received by a Portfolio or the size of the position obtained or disposed of by a Portfolio.


Transactions in equity securities are in many cases effected on U.S. stock exchanges and involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the prices of those securities include undisclosed commissions or mark-ups. Purchases and sales of money market instruments and debt securities usually are principal transactions. These securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. The cost of securities purchased from underwriters includes an underwriting commission or concession and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. U.S. Government securities are generally purchased from underwriters or dealers, although certain newly issued U.S. Government securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.

The turnover rates for all of the Portfolios except Alger American Small Capitalization Portfolio were significantly higher for the fiscal year ended December 31, 2002 than in the previous year. In each case, the higher rates reflected a combination of attempts to cope with extremely challenging U.S. stock markets and portfolio restructuring following changes in portfolio managers after September 11, 2001. Also, the year-to-year differences in turnover for the five Portfolios were more pronounced because the turnovers in the prior year had been somewhat lower than average.


To the extent consistent with applicable provisions of the Act and the rules and exemptions adopted by the SEC thereunder, as well as other regulatory requirements, the Fund's Board of Trustees has determined that portfolio transactions will be executed through Fred Alger & Company, Incorporated ("Alger Inc.") if, in the judgment of Alger Management, the use of Alger Inc. is likely to result in price and execution at least as favorable as those of other qualified broker-dealers and if, in particular transactions, Alger Inc. charges the Portfolio involved a rate consistent with that charged to comparable unaffiliated customers in similar transactions. Such transactions will be fair and reasonable to the Portfolio's shareholders. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. Principal transactions are not entered into with affiliates of the Fund except pursuant to exemptive rules or orders adopted by the SEC.


In selecting brokers or dealers to execute portfolio transactions on behalf of a Portfolio, Alger Management seeks the best overall terms available. In assessing the best overall terms available for any transaction, Alger Management will consider the factors it deems relevant, including the breadth of the market in the investment, the price of the investment, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, Alger Management is authorized, in selecting parties to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage and research services, as those terms are defined in section 28(e) of the Securities Exchange Act of 1934, provided to the Portfolio involved, the other Portfolios and/or other accounts over which Alger Management or its affiliates exercise investment discretion. Alger Management's fees under its agreements with the Portfolios are not reduced by reason of its receiving brokerage and research service. The Fund's Board of Trustees will periodically review the commissions paid by the Portfolios to determine if the commissions paid over representative periods of time are reasonable in relation to the benefits inuring to the Portfolios. During the fiscal year ended December 31, 2000, the Fund paid an aggregate of approximately $8,293,123 in commissions to broker-dealers in connection with portfolio transactions, of which $8,274,745 was paid to Alger Inc. During the fiscal year ended December 31, 2001, the Fund paid an aggregate of approximately $6,672,593 in commissions to broker-dealers in connection with portfolio transactions of which $6,669,260 was paid to Alger Inc. During the fiscal year ended December 31, 2002, the Fund paid an aggregate of approximately $18,921,996in commissions to broker-dealers in connection with portfolio transactions, of which $12,608,652 was paid to Alger Inc. The commissions paid to Alger Inc. during the fiscal year ended December 31, 2002 constituted 67% of the aggregate brokerage commissions paid by the Fund; during that year, 75% of the aggregate dollar amount of transactions by the Fund involving the payment of brokerage commissions was effected through Alger Inc. Alger Inc. does not engage in principal transactions with the Fund and, accordingly, received no compensation in connection with securities purchased or sold in that manner, which includes securities traded in the over-the-counter markets, money market investments and most debt securities. Aggregate brokerage commissions paid during the fiscal year ended December 31, 2002 significantly exceeded those paid in the prior two years due to higher portfolio turnover and the payment of commissions in over-the-counter transactions that would previously have been executed on a principal basis. During that fiscal year, $43,441,000 in portfolio transactions, including $175,122 in commissions, was allocated to brokers who supplied research to the Fund or Alger Management.


NET ASSET VALUE

The price of one share of a class is its "net asset value." Net asset value is computed by adding the value of the Portfolio's investments plus cash and other assets allocable to the class, deducting applicable liabilities and then dividing the result by the number of shares of the class outstanding. Shares of the two classes may differ in net asset value. Net asset value is calculated as of the close of business (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange ("NYSE") is open.

The assets of the Portfolios are generally valued on the basis of market quotations. Securities whose principal market is on an exchange or in the over-the-counter market are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and asked price or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued. Bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when the Fund's Board of Trustees believes that these prices reflect the fair market value of the securities. Other investments and other assets, including restricted securities and securities for which market quotations are not readily available, are valued at fair value under procedures approved by the Fund's Board of Trustees. Short-term securities with maturities of 60 days or less are valued at amortized cost, as described below, which constitutes fair value as determined by the Fund's Board of Trustees.

Valuations of money market instruments with maturities of 60 days or less held by the Portfolios, are based on their amortized cost, which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Although this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Portfolio would receive if it sold the instrument.

PURCHASES AND REDEMPTIONS

Shares of the Portfolios are offered by the Fund on a continuous basis to separate accounts of certain life insurance companies ("Participating Insurance Companies") and to Plans. Shares are distributed by Alger Inc. as principal underwriter for the Fund pursuant to a distribution agreement (the "Distribution Agreement") which provides that Alger Inc. accepts orders for shares at net asset value and no sales commission or load is charged.

The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of each Portfolio based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests (as defined in the prospectuses describing the VA contracts and VLI policies issued by the Participating Insurance Companies) to be effected on that day pursuant to VA contracts and VLI policies. Plan trustees purchase and redeem Portfolio shares. Plan participants cannot contact the Fund directly to purchase shares of the Portfolios but may invest in shares of the Portfolios only through their Plan. The Fund does not assess any fees, either when it sells or when it redeems its shares. Surrender charges, mortality and expense risk fees and other charges may be assessed by Participating Insurance Companies under the VA contracts or VLI policies. These fees should be described in the Participating Insurance Companies' prospectuses. Any charges assessed by the Plans should be described in the Plan documents. Participants should contact their Plan sponsor for information concerning the appropriate procedure for investing in the Fund.

The Fund may suspend the right of redemption of shares of any Portfolio and may postpone payment for any period: (i) during which the NYSE is closed other than customary weekend and holiday closings or during which trading on the NYSE is restricted; (ii) when the SEC determines that a state of emergency exists which may make payment or transfer not reasonably practicable; (iii) as the SEC may by order permit for the protection of the shareholders of the Fund; or (iv) at any other time when the Fund may, under applicable laws and regulations, suspend payment on the redemption of its shares.

Payment for shares tendered for redemption is ordinarily made in cash. However, if the Board of Trustees of the Fund determines that it would be detrimental to the best interest of the remaining shareholders of a

Portfolio to make payment of a redemption order wholly or partly in cash, the Portfolio may pay the redemption proceeds in whole or in part by a distribution "in kind" of securities from the Portfolio, in lieu of cash, in conformity with applicable rules of the Securities and Exchange Commission. The Fund has elected to be governed by Rule 18f-1 under the Act, pursuant to which a Portfolio is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Portfolio, during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The method of valuing securities used to make redemptions in kind will be the same as the method the Fund uses to value its portfolio securities and such valuation will be made as of the time the redemption price is determined.

DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

Under a distribution and shareholder servicing plan (the "Plan") adopted in accordance with Rule 12b-1 under the 1940 Act, each Portfolio may pay Alger Inc. a fee, at an annual rate of up to 0.25% of the average daily net assets of the Portfolio allocable to Class S shares of the Portfolio, for remittance to insurance companies and qualified plan service providers as compensation for distribution assistance and shareholder services with respect to Class S shares. The Plan is a "compensation" type plan and permits the payment at an annual rate of up to 0.25% of the average daily net assets allocable to the Class S shares of a Portfolio for recordkeeping and administrative services as well as activities that are primarily intended to result in sales of Class S shares of the Portfolio, including but not limited to preparing, printing and distributing prospectuses, Statements of Additional Information, shareholder reports, and educational materials to prospective and existing contract owners and plan participants; compensating agents; responding to inquiries by contract owners and plan participants; receiving and answering correspondence; contract owner and participant-level recordkeeping and administrative services; and similar activities. The Trustees unanimously approved the Plan on February 5, 2002, and it became effective on May 1, 2002. The Plan and any related agreement that is entered into by the Fund in connection with the Plan will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by a vote of a majority of the Trustees and of a majority of the Trustees who are not interested persons (as defined in the 1940
Act) of the Fund and who have no direct or indirect financial interest in the operation of the Plan or any related agreements ("Independent Trustees"). All material amendments to the Plan must be approved by a majority vote of the Trustees, including a majority of the Independent Trustees, at a meeting called for that purpose. The Plan may not be amended to increase materially the amount to be spent with respect to a Portfolio without the approval of the Class S shareholders of the Portfolio. In addition, the Plan may be terminated with respect to any Portfolio at any time, without penalty, by vote of a majority of the outstanding Class S shares of the Portfolio or by vote of a majority of the Independent Trustees.

PARTICIPATING INSURANCE COMPANIES AND PLANS

The Fund currently does not foresee any disadvantages to the holders of VA contracts and VLI policies arising from the fact that the interests of the holders of VA contracts and VLI policies may differ, that the Participating Insurance Companies may not be affiliated with each other or that the Fund may offer its shares to Plans. Nevertheless, the Fund's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise due to differences of tax treatment or other considerations, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more Participating Insurance Company separate accounts or Plans might withdraw their investment in a Portfolio, which might cause the Portfolio to sell portfolio securities at disadvantageous prices, and orderly portfolio management could be disrupted to the potential detriment of the VA contract and VLI policy holders or Plan Participants. The VA contracts and VLI policies are described in the separate prospectuses issued by the Participating Insurance Companies, and the Plans are described in the Plan documents made available by the Plan sponsors. The Fund assumes no responsibility for such prospectuses or plan documents.

MANAGEMENT

Trustees and Officers of the Fund

The Fund is governed by a Board of Trustees which is responsible for protecting the interests of shareholders under Massachusetts law.


The Board of Trustees has one standing committee, the Audit Committee, which oversees (a) the Fund's accounting and financial reporting policies and practices and its internal controls and (b) the quality and objectivity of the Fund's financial statements and the independent audit thereof. The members of the Committee, which met once during the Fund's last fiscal year, are Stephen E. O'Neil and Nathan E. Saint-Amand.

Information about the Trustees and officers of the Fund is set forth below. In the following tables, the term "Alger Fund Complex" refers to the Fund and the four other registered investment companies managed by Fred Alger Management, Inc. ("Alger Management"). Each Trustee serves until an event of termination, such as death or resignation, or until his successor is duly elected; each officer's term of office is one year. The address of Mr. Alger is 111 Fifth Avenue, New York, NY 10003; that of Ms. Sanders and Messrs. Duch and Blum is 30 Montgomery Street, Jersey City, NJ 07302. The address of each of the non-interested Trustees is c/o The Alger American Fund, 111 Fifth Avenue, New York, NY 10003.

                                                                                                   NUMBER OF
                                                                                                  PORTFOLIOS
                                                                                                 IN THE ALGER
                                                                                                 FUND COMPLEX         OTHER
                                                                                     TRUSTEE       WHICH ARE      DIRECTORSHIPS
  NAME, AGE, POSITION WITH                                                            AND/OR       OVERSEEN          HELD BY
    THE FUND AND ADDRESS                  PRINCIPAL OCCUPATIONS                   OFFICER SINCE    BY TRUSTEE        TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE

Fred M. Alger III (68)        Chairman of the Board and President of Alger              1988          22          None.
   Chairman of the Board      Associates, Inc.("Associates"), Fred Alger &
   and President              Company, Incorporated ("AlgerInc."), Alger
                              Management, Alger Properties, Inc. ("Properties"),
                              Alger Shareholder Services, Inc. ("Services"),
                              Alger Life Insurance Agency, Inc. ("Agency"), Fred
                              Alger International Advisory S.A. ("International"),
                              and the five funds in the Alger Fund Complex;
                              Chairman of the Boards of Alger SICAV ("SICAV")
                              and Analysts Resources, Inc. ("ARI").

NON-INTERESTED TRUSTEES

Stephen E. O'Neil (70)        Attorney; Private investor since 1981; Trustee/           1988          22          J.L. Halsey Inc.;
   Trustee                    Director of the five funds in the Alger Fund                                        Brown Forman
                              Complex; formerly of Counsel to the law firm                                        Corporation;
                              of Kohler & Barnes.                                                                 formerly director
                                                                                                                  of Syntro Corpo-
                                                                                                                  ration.

Nathan E. Saint-Amand,        Medical doctor in private practice; Co-Partner            1988          22          None.
   M.D. (65)                  Fishers Island Partners; Member of the Board of
   Trustee                    the Manhattan Institute;Trustee/Director of the
                              five funds in the Alger Fund Complex. Formerly
                              Co-Chairman Special Projects Committee of
                              Memorial Sloan Kettering.

OFFICERS

Gregory S. Duch (52)          Executive Vice President, Treasurer and Director          1989          N/A
   Treasurer                  of Alger Management, Properties and Associates;
                              Executive Vice President and Treasurer of Alger,
                              Inc., ARI, Services and Agency; Treasurer and
                              Director of International; Treasurer of the five
                              funds in the Alger Fund Complex. Chairman of
                              the Board of Alger National Trust Company
                              ("Trust").

Dorothy G. Sanders (47)       Senior Vice President, General Counsel and                2000          N/A
   Secretary                  Inc., General Counsel and Secretary of Associates,
                              Management; Secretary of Agency, Properties,
                              Services, ARI and Alger International, and the
                              five funds in the Alger Fund Complex.Formerly
                              Senior Vice President, Fleet Financial Group.

Frederick A. Blum (49)        Senior Vice President of Alger Management;                1996          N/A
   Assistant Secretary and    Assistant Treasurer and Assistant Secretary of
   Assistant Treasurer        the five funds in the Alger Fund Complex.
                              Director, Executive Vice President and Treasurer
                              of Trust.

Mr. Alger is an "interested person" (as defined in the Investment Company Act) of the Fund because of his affiliations with Alger Management and Alger Inc., the Fund's principal underwriter.

No director, officer or employee of Alger Management or its affiliates receives any compensation from the Fund for serving as an officer or Trustee of the Fund. The Fund pays each independent Trustee $1,500 for each meeting he attends, to a maximum of $6,000, plus travel expenses incurred for attending the meeting.


The Fund did not offer its Trustees any pension or retirement benefits during or prior to the fiscal year ended December 31, 2002. The following table provides compensation amounts paid to current independent Trustees of the Fund for the fiscal year ended December 31, 2002.


                               COMPENSATION TABLE


                                                AGGREGATE
                                              COMPENSATION
                                                  FROM                 TOTAL COMPENSATION PAID TO TRUSTEES FROM
       NAME OF PERSON, POSITION          THE ALGER AMERICAN FUND                THE ALGER FUND COMPLEX
       ------------------------          -----------------------       ----------------------------------------
       Stephen E. O'Neil                          $6,000                                $36,000
       Nathan E. Saint-Amand                      $6,000                                $36,000

The following table shows each Trustee's beneficial ownership as of the date of this statement of additional information, by dollar range, of equity securities of the Fund and of the funds in the Alger Fund Complex overseen by that Trustee. The ranges are as follows:


A = none; B = $1-$10,000;  C = $10,000-$50,000;
D = $50,000-$100,000;  E = over $100,000.

None of the non-interested Trustees and none of their immediate family members owns any securities issued by Alger Management, Alger Inc., or any company (other than a registered investment company) controlling, controlled by or under common control with Alger Management or Alger Inc.

                                                   EQUITY SECURITIES
                                                   OF EACH PORTFOLIO
                              ------------------------------------------------------------

                                                                                                   AGGREGATE EQUITY SECURITIES
                                   SMALL      MIDCAP                    LEVERAGED  INCOME &            OF FUNDS IN ALGER FUND
     NAME OF TRUSTEE          CAPITALIZATION  GROWTH  GROWTH  BALANCED   ALLCAP     GROWTH          COMPLEX OVERSEEN BY TRUSTEE
-----------------------       -------------------------------------------------------------        ---------------------------
INTERESTED TRUSTEES
Fred M. Alger III                    E           A       E       A          A          A                         E

NON-INTERESTED TRUSTEES
Stephen E. O'Neil                    A           A       A       A          A          A                         A
Nathan E. Saint-Amand                A           A       A       A          A          A                         E

INVESTMENT MANAGER


Alger Management serves as investment manager to each of the Portfolios pursuant to separate written agreements (the "Management Agreements"). Certain of the services provided by, and the fees paid by the Portfolios to, Alger Management under the Management Agreements are described in the Prospectus. Alger Management is responsible for the overall administration of the Fund, subject to the supervision of the Board of Trustees. It pays the salaries of all officers who are employed by both it and the Fund. Alger Management makes investment decisions for the Portfolios, places orders to purchase and sell securities on behalf of the Portfolios and selects broker-dealers that, in its judgment, provide prompt and reliable execution at favorable prices and reasonable commission rates. It is anticipated that the Fund's distributor, Alger Inc., an affiliate of Alger Management, will serve as the Fund's broker in effecting most of the Portfolios' transactions on securities exchanges and will retain commissions in accordance with certain regulations of the SEC. Alger Management has agreed to maintain office facilities for the Fund, furnish the Fund with statistical and research data, clerical, accounting and bookkeeping services, and certain other services required by the Fund, and to compute the net asset value, net income and realized capital gains or losses of the Portfolios. Alger Management prepares semi-annual reports to the SEC and to shareholders, prepares federal and state tax returns and filings with state securities commissions, maintains the Fund's financial accounts and records and generally assists in all aspects of the Fund's operations. Alger Management bears all expenses in connection with the performance of its services under the Management Agreements.


Under the Management Agreements, Alger Management receives a fee from each Portfolio at the following annual rates based on the Portfolio's average daily net assets: .85% (Alger American Small Capitalization and Leveraged AllCap Portfolios), .80% (Alger American MidCap Growth Portfolio), .75% (Alger American Growth and Balanced Portfolios) and .625% (Alger American Income & Growth Portfolio). This fee is computed daily and paid monthly.


During the fiscal years ended December 31, 2000, 2001 and 2002, Alger Management earned under the terms of the Management Agreements $808,682, $899,141 and $711,969, respectively, in respect of Alger American Income & Growth Portfolio; $6,844,021, $4,779,637 and $3,810,001, respectively, in respect of Alger
American Small Capitalization Portfolio; $25,556,290, $12,409,264 and $8,770,630, respectively, in respect of Alger American Growth Portfolio; $664,600, $1,201,281 and $1,887,444, respectively, in respect of Alger American Balanced Portfolio; $8,793,790, $2,583,718 and $2,409,650, respectively, in respect of Alger American MidCap Growth Portfolio; and $4,252,969, $3,700,084 and $2,988,448, respectively, in respect of Alger American Leveraged AllCap Portfolio.

At their meeting called to consider the annual renewal of the Portfolios' Investment Management Agreements with Alger Management, the Trustees considered the nature and quality of the services provided in relation to the fees paid by the Portfolios and the other benefits received by Alger Management by virtue of its relationship with the Fund. In their deliberations, the Trustees considered materials, which they had reviewed in advance of the meeting, regarding the Portfolios' performance and expenses, including advisory fees and brokerage commissions, and Alger Management's financial condition, overall investment advisory operations, brokerage practices with respect to the Portfolios, and profits from its mutual fund operations (reflecting not only advisory fees but also receipt by an affiliate of fund brokerage commissions and by another affiliate of transfer agency fees). The Trustees had also received a memorandum discussing the factors generally regarded as appropriate to consider in evaluating advisory arrangements and copies of the Investment Management Agreements themselves. In considering the Management Agreements, the Trustees also drew upon prior discussions with representatives of Alger Management, at each quarterly meeting, of the Portfolios' performance and expenses and their familiarity with the personnel and resources of Alger Management and its affiliates. To consider the renewals, the non-interested Trustees met in executive session with independent counsel. In considering the nature and quality of the services provided by Alger Management in relation to its fees and other benefits received, they concluded that the overall investment performance of the Portfolios had been reasonably satisfactory in the light of market conditions and noted that the general fund administrative services also provided by Alger Management under the terms of its Management Agreements were of high quality; in this connection they noted, for example, that the most recent regulatory inspections had produced no material adverse comments on the Fund's operations. The Trustees also took note of Alger Management's success in maintaining Fund operations and rapidly replacing lost personnel in the wake of the tragic events of September 11, 2001. The Trustees considered the fact that, in addition to its management fees, Alger Management benefits from its affiliate's providing most of the brokerage for the Portfolios; they concluded that, even in light of this fact and of other tangible and intangible benefits arising from Alger Management's relationship with the Fund, the management fees paid by the Portfolios were fair and reasonable in relation to the services rendered and that the services rendered were satisfactory.

From time to time Alger Management or its affiliates may compensate insurance companies or their affiliates whose customers hold shares of the Portfolios for providing a variety of record-keeping, administrative, marketing and/or shareholder support services. This compensation, which may be paid at a rate of up to .45% of the net asset value of shares held by those customers, will be paid from Alger Management's or its affiliates' resources, and not from the assets of the Fund.

Alger Management is owned by Alger Inc. which in turn is owned by Alger Associates, Inc., a financial services holding company. Fred M. Alger III both directly and indirectly, is the controlling shareholder of Alger Associates, Inc. and may be deemed to control that company and its subsidiaries.

UNDERWRITER

Alger Inc., the Underwriter for the Fund, is located at 30 Montgomery Street, Jersey City, NJ 07302. It is the corporate parent of Alger Management.


INDEPENDENT AUDITORS

Ernst & Young LLP serves as independent auditors  for the Fund.


CODE OF ETHICS

Alger Management personnel ("Access Persons") are permitted to engage in personal securities transactions, including transactions in securities that may be purchased or held by the Fund, subject to the restrictions and procedures of the Fund's Code of Ethics. Pursuant to the Code of Ethics, Access Persons generally must preclear all personal securities transactions prior to trading and are subject to certain prohibitions on personal trading. You can get a copy of the Fund's Code of Ethics by calling the Fund toll-free at (800) 992-3863.

EXPENSES

Each Portfolio pays expenses related to its daily operations, such as management fees, brokerage fees, custodian fees, Trustees' fees, transfer agency fees and legal and auditing costs. Alger Management has agreed to reimburse the Portfolios to the extent that the annual operating expenses (excluding interest, taxes, fees for brokerage services and extraordinary expenses) of Alger American Balanced Portfolio or Alger American Income and Growth Portfolio exceed 1.25%, or such expenses of Alger American Small Capitalization Portfolio, Alger American Growth Portfolio, Alger American MidCap Growth Portfolio, or Alger American Leveraged AllCap Portfolio exceed 1.50%, of the average daily net assets of the applicable Portfolio for any fiscal year. Any such expense reimbursements will be estimated and reconciled daily and paid on a monthly basis. In addition, from time to time, Alger Management, in its sole discretion and as it deems appropriate, may assume certain expenses of one or more of the Portfolios while retaining the ability to be reimbursed by the applicable Portfolio for such amounts prior to the end of the fiscal year. This will have the effect of lowering the applicable Portfolio's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are assumed or reimbursed, as the case may be.

DIVIDENDS AND DISTRIBUTIONS

Each Portfolio will be treated separately in determining the amounts of dividends of investment income and distributions of capital gains payable to holders of its shares. Dividends and distributions will be automatically reinvested at net asset value on the payment date for each shareholder's account in additional shares of the Portfolio that paid the dividend or distribution or, in the case of VA contracts and VLI policies, will be paid in cash at the election of the Participating Insurance Company. Any dividends of the Portfolios will be declared and paid annually. Distributions of any net realized capital gains earned by a Portfolio usually will be made annually after the close of the fiscal year in which the gains are earned. Participating Insurance Companies and Plans will be informed about the amount and character of dividends and distributions from the relevant Portfolio for federal income tax purposes.

TAXES

The following is a summary of selected federal income tax considerations that may affect the Fund and its shareholders. The summary is not intended to substitute for individual tax advice and investors are urged to consult their own tax advisers as to the federal, state and local tax consequences of investing in the Fund.

Each Portfolio will be treated as a separate taxpayer with the result that, for federal income tax purposes, the amounts of net investment income and capital gains earned will be determined on a Portfolio-by-Portfolio (rather than on a Fund-wide) basis.

If, in any taxable year, a Portfolio fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Portfolio in computing its taxable income. In addition, in the event of a failure to qualify, the Portfolio's distributions, to the extent derived from the Portfolio's current or accumulated earnings and profits, would constitute dividends (eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders' hands as long-term capital gains. If a Portfolio fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. In addition, if a Portfolio failed to qualify as a regulated investment company for a period greater than one taxable year, the Portfolio may be required to recognize any net built-in gains (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if it had been liquidated) in order to qualify as a regulated investment company in a subsequent year.

Each Portfolio has been structured so that each qualifies separately as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To so qualify, a Portfolio must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities; and (b) meet certain quarterly diversification tests.

As a regulated investment company, a Portfolio will not be subject to federal income tax on its net investment income and net realized capital gains that it distributes to its shareholders, provided that at least 90% of its net investment income and net realized short-term capital gains for the taxable year is distributed. All net investment income and net realized capital gains distributed by a Portfolio will be reinvested automatically in additional shares of the Portfolio or paid in cash. Amounts reinvested in additional shares will be considered to have been distributed to shareholders.

The Fund distributes shares in the Portfolios to Participating Insurance Companies which will hold those shares, directly or indirectly, in a "segregated asset account" within the meaning of the Code. To qualify as a segregated asset account, the Portfolio in which such an account holds shares must meet the diversification requirements of Section 817(h) of the Code and the regulations promulgated thereunder.

The Fund has undertaken to meet the diversification requirements of Section 817(h) of the Code. This undertaking may limit the ability of a particular Portfolio to make certain otherwise permitted investments.

Income on assets of a segregated asset account will not be taxable currently to VA contracts or VLI policy holders if that account has met the diversification requirements under Section 817(h) of the Code. In the event an account is not so qualified, all VA contracts or VLI policies allocating any amount of premiums to such account will not qualify as "annuity contracts" or "life insurance" for federal income tax purposes. In that event, the holder of the VA contract or VLI policy would be taxed as though he owned a proportionate amount of the assets held by such account during and after all periods for which the account failed to be qualified.

Generally, distributions from a Plan will be taxable as ordinary income at the rate applicable to the participant at the time of distribution. In certain cases, distributions made to a participant from a Plan prior to the date on which the participant reaches age 59 1/2 are subject to a penalty tax equivalent to 10% of the amount so distributed, in addition to the ordinary income tax payable on such amount for the year in which it is distributed.

CUSTODIAN

Custodial Trust Company, 101 Carnegie Center, Princeton, New Jersey 08540-6231, serves as custodian for the Fund pursuant to a custodian agreement under which it holds the Portfolios' assets.

TRANSFER AGENT

Alger Shareholder Services, Inc. ("Services"), 30 Montgomery Street, Jersey City, New Jersey 07302, serves as transfer agent for the Fund pursuant to a transfer agency agreement. Under the transfer agency agreement, Services processes purchases and redemptions of shares of the Portfolios, maintains the shareholder account records for each Portfolio, handles certain communications between shareholders and the Fund and distributes any dividends and distributions payable by the Fund. Pursuant to the transfer agency agreement, Services is compensated on a per-account and, for certain transactions, a per-transaction basis.

COUNSEL TO THE FUND

The law firm Hollyer Brady Smith & Hines LLP, 551 Fifth Avenue, New York, NY 10176, acts as counsel to the Fund.

CERTAIN SHAREHOLDERS


Set forth below is certain information regarding significant shareholders of the Portfolios at April 2, 2003. Allmerica Life Insurance and Annuity Company and Kemper Investors Life Insurance Co. owned beneficially or of record 31.65% and 35.62%, respectively, of Alger American Balanced Portfolio. Sun Life of Canada
(US) owned beneficially or of record 34.83% of Alger American Income & Growth Portfolio. The shareholders identified above may be deemed to control the specified Portfolios, which may have the effect of proportionately diminishing the voting power of other shareholders of these Portfolios.

At April 2, 2003, the Fund's officers and Trustees as a group owned less than 1% of any Portfolio's shares.

The following table contains information regarding persons known by the Fund to own beneficially or of record 5% or more of the shares of a class of any Portfolio. All holdings are expressed as a percentage of a Portfolio's outstanding shares of a class as of April 2, 2003 and record and beneficial holdings are in each instance denoted as follows: record/beneficial.

                                                                              Class O Shares
                                           ------------------------------------------------------------------------------------
                                              Alger         Alger
                                            American      American                                      Alger          Alger
                                             Income         Small          Alger          Alger       American       American
                                                &         Capital-       American       American       MidCap        Leveraged
                                             Growth        ization        Growth        Balanced       Growth         AllCap
Name and                                    Portfolio     Portfolio      Portfolio      Portfolio     Portfolio      Portfolio
Address of                                  (Record/      (Record/       (Record/       (Record/      (Record/       (Record/
Shareholders                               Beneficial)   Beneficial)    Beneficial)    Beneficial)   Beneficial)    Beneficial)
------------                               -----------   -----------    -----------    -----------   -----------    -----------
ING Life Insurance and                      7.30%/--        */--           */--           */--          */--           */--
Annuity Company
151 Farmington Avenue
Hartford, CT  06156

Allmerica Financial                           */--          */--           */--        32.06%/--        */--         9.88%/--
Life Insurance and
Annuity Company
440 Lincoln Street
Worcester, MA01653

Ameritas Variable                             */--          */--           */--        12.73%/--        */--         7.84%/--
Life Insurance Co.
Separate Acct. VA-2
Variable Annuity Product
P.O. Box 82550
Lincoln, NE 68501

AUL American Unit Trust                       */--          */--         6.96%/--         */--          */--           */--
One American Square
P.O. Box 1995
Indianapolis, IN 46206

AULGroup Retirement Annuity                   */--          */--        13.41%/--       6.74%/--        */--           */--
Separate Account II
One American Square
P.O. Box 1995
Indianapolis, IN 46206

Canada Life Insurance                         */--       12.48%/--         */--           */--        5.22%/--         */--
Co. of America
330 University Ave. SP-12
Toronto, Ontario M5G 1R8

CG Variable Annuity                           */--          */--           */--           */--        5.07%/--         */--
Separate Acct II
1300 South Clinton
Ft. Wayne, IN 46802

Conseco Variable                              */--        5.46%/--         */--           */--        8.21%/--      12.05%/--
Insurance Co.
11825 North Pennsylvania St.
Carmel, IN  46032

GE Life & Annuity Assurance Co.               */--       13.50%/--      14.90%/--         */--          */--           */--
Separate Acct. III
6610 W. Broad St.
Richmond, VA 23230

ILAnnuity & Insurance Co.                     */--          */--           */--           */--        5.73%/--         */--
Visionary Choice
5900 "O" Street
Lincoln, NE 68510

Kemper Investors Life Insurance Co.           */--           */--           */--       36.08%/--         */--      18.15%/--
Variable Annuity Separate Account
1 Kemper Dr. Bldg 3 T-1
Long Grove, IL 60049

                                                                       Class O Shares
                                     ------------------------------------------------------------------------------------
                                        Alger         Alger
                                      American      American                                      Alger          Alger
                                       Income         Small          Alger          Alger       American       American
                                          &         Capital-       American       American       MidCap        Leveraged
                                       Growth        ization        Growth        Balanced       Growth         AllCap
Name and                              Portfolio     Portfolio      Portfolio      Portfolio     Portfolio      Portfolio
Address of                            (Record/      (Record/       (Record/       (Record/      (Record/       (Record/
Shareholders                         Beneficial)   Beneficial)    Beneficial)    Beneficial)   Beneficial)    Beneficial)
------------                         -----------   -----------    -----------    -----------   -----------    -----------
Lincoln Benefit Life                  23.60%/--        */--           */--           */--        6.05%/--         */--
Variable Annunity
P.O. Box 80469
Lincoln, NE 68501-0469
Met Life Investors USA

Insurance Co.                            */--       10.65%/--         */--           */--          */--           */--
Separate Account A
4700 Westown Parkway, Suite 200
West Des Moines, IA 50266

New York Life Investment                 */--       20.03%/--         */--           */--          */--           */--
Management LLC
169 Lackawanna Ave.
Parsippany, NJ 07054

Provident Mutual                         */--        5.23%/--         */--           */--          */--           */--
Life Insurance Co.
Variable Life
c/o Nationwide Investment
Services
P.O.Box 71-0853
Columbus, OH 43271-0853

Reliastar Life Insurance Co.             */--          */--        10.85%/--         */--       19.95%/--      11.06%/--
c/o ING
151 Farmington Ave.
Hartford, CT 06156-1506

Security Life of Denver                  */--          */--           */--           */--       11.29%/--         */--
Separate Account L1
1290 Broadway
Denver, CO 80203-5699

Sun Life of Canada (US)               34.83%/--        */--         5.07%/--         */--          */--           */--
Retirement Products
P.O. Box 9134
Wellesley Hills, MA 02481

Transamerica                          14.87%/--        */--           */--           */--          */--           */--
Life Ins. & Annuity Co.
Separate Account VA6
401 N. Tryon St. Suite 700
Charlotte, NC 28210

Valley Forge Life Insurance  Co.         */--          */--           */--           */--        6.74%/--         */--
100 CNA Dr.
Nashville, TN 37214

----------
*  Indicates shareholder owns less than 5% of the Portfolio's Class O shares.

                                                                          Class S Shares
                                        ------------------------------------------------------------------------------------
                                           Alger         Alger
                                         American      American                                      Alger          Alger
                                          Income         Small          Alger          Alger       American       American
                                             &         Capital-       American       American       MidCap        Leveraged
                                          Growth        ization        Growth        Balanced       Growth         AllCap
Name and                                 Portfolio     Portfolio      Portfolio      Portfolio     Portfolio      Portfolio
Address of                               (Record/      (Record/       (Record/       (Record/      (Record/       (Record/
Shareholders                            Beneficial)   Beneficial)    Beneficial)    Beneficial)   Beneficial)    Beneficial)
------------                            -----------   -----------    -----------    -----------   -----------    -----------
Fred Alger & Company,                    100%/100%     100%/100%    37.45%/37.45%       */--     97.14%/97.14%      */--
Incorporated
30 Montgomery Street
Jersey City, NJ 07302

Guardian Insurance                          */--          */--           */--           */--          */--         5.48%/--
& Annuity Co. Inc.
3900 Burgess Place
Bethlehem, PA 18017

Kemper Investors Life Insurance Co.         */--          */--        62.54%/--        */--           */--          */--
Variable Annuity Separate Account
1 Kemper Dr. Bldg 3 T-1
Long Grove, IL 60049

Manufacturers Life                          */--          */--           */--        99.21%/--        */--        93.11%/--
Insurance Co. (USA)
500 Boylston Street
Boston, MA 02116-3739

----------
*  Indicates shareholder owns less than 5% of the Portfolio's Class S shares.

ORGANIZATION

The Fund has been organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts pursuant to an Agreement and Declaration of Trust dated April 6, 1988 (the "Trust Agreement"). Alger American Small Capitalization Portfolio, Alger American Income & Growth Portfolio, Alger American Growth Portfolio, Alger American Balanced Portfolio (formerly the Alger American Fixed Income Portfolio), Alger American MidCap Growth Portfolio and Alger American Leveraged AllCap Portfolio commenced operations on September 21, 1988, November 15, 1988, January 9, 1989, September 5, 1989, May 3, 1993 and
January 25, 1995, respectively. The Fund offers an unlimited number of shares of six series, representing the shares of the Portfolios. The Fund's Board of Trustees may establish additional Portfolios at any time. The word "Alger" in the Fund's name has been adopted pursuant to a provision contained in the Trust Agreement. Under that provision, Alger Associates, Inc. may terminate the Fund's license to use the word "Alger" in its name when Alger Management ceases to act as the Fund's investment manager.

On April 30, 2002, Class S shares were added to all of the Fund's Portfolios. The previously existing shares were designated Class O shares on that date. Shares of each Portfolio are thus divided into two classes, Class O and Class S. The classes differ in that (a) each class has a different class designation; (b) only the Class S shares are subject to a distribution and shareholder servicing fee under a plan adopted pursuant to rule 12b-1 under the Investment Company Act; and (c) to the extent that one class alone is affected by a matter submitted to a shareholder vote, then only that class has voting power on the matter. Neither class of shares has a conversion feature.

Shares do not have cumulative voting rights, which means that holders of more than 50 percent of the shares voting for the election of Trustees can elect all Trustees. Shares have equal voting rights, which cannot be adversely modified, other than by majority vote. Shares are transferable but have no preemptive, conversion or subscription rights. Shareholders generally vote by Portfolio, except with respect to the election of Trustees and the ratification of the selection of independent accountants. In the interest of economy and convenience, certificates representing shares of a Portfolio are physically issued only upon specific written request of a shareholder.

Meetings of shareholders normally will not be held for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Under the Act, shareholders of record of no less than two-thirds of the outstanding shares of the Fund may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. Under the Trust Agreement, the Trustees are required to call a meeting of shareholders for the purpose of voting on the question of removal of any such Trustee when requested in writing to do so by the shareholders of record of not less than 10 percent of the Fund's outstanding shares.

Although the Fund is not required by law to hold annual shareholder meetings, it may hold meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust. Shareholders of one Portfolio may vote only on matters that affect that Portfolio.

Massachusetts law provides that shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or a Trustee. The Trust Agreement provides for indemnification from the Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility that the Fund believes is remote. Upon payment of any liability incurred by the Fund, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Fund. The Trustees intend to conduct the operations of the Fund in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Fund.

Under normal circumstances, other than the shares issued to Alger Inc. in connection with its creation and initial capitalization, the Fund intends to distribute shares of the Portfolios only to Participating Insurance Companies and Plans, so that only Participating Insurance Companies and their separate accounts and Plans will be considered shareholders of the Portfolios. Although the Participating Insurance Companies and their separate accounts and the Plans are the shareholders or investors, the Participating Insurance

Companies will pass through voting rights to their VA contract and VLI policy holders. Plan sponsors may or may not pass through voting rights to Plan participants, depending on the terms of the Plan's governing documents. For a discussion of voting rights please refer to the Participating Insurance Companies' prospectuses or the Plan documents.

DETERMINATION OF PERFORMANCE

Each Portfolio may include quotations of its "total return" in advertisements or reports to shareholders or prospective investors. Total return figures show the aggregate or average percentage change in value of an investment in a Portfolio from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Portfolio's shares and assume that any income dividends and/or capital gains distributions made by the Portfolio during the period were reinvested in shares of the Portfolio. Figures will be given for recent 1-, 5- and 10-year periods, and may be given for other periods as well (such as from commencement of the Portfolio's operations, or on a year-by-year basis) and may utilize dollar cost averaging. The Portfolio may use "aggregate" total return figures for various periods, representing the cumulative change in value of an investment in the Portfolio for the specific period (again reflecting changes in Portfolio share price and assuming reinvestment of dividends and distributions) as well as "actual annual" and "annualized" total return figures. Total returns may be shown by means of schedules, charts or graphs, and may indicate subtotals of the various components of total return (i.e., change in value of initial investment, income dividends and capital gains distributions). "Total return" and "yield" for a Portfolio will vary based on changes in market conditions. In addition, since the deduction of a Portfolio's expenses is reflected in the total return and yield figures, "total return" and "yield" will also vary based on the level of the Portfolio's expenses.

The "total return" and "yield" as to each class of the Portfolios are computed according to formulas prescribed by the SEC. These performance figures are calculated in the following manner:

A. Total Return (before taxes)--a class's average annual total return described in the Prospectus is computed according to the following formula:
                                          n
                                  P (1+T)  =ERV

Where: P = a hypothetical initial payment of $1,000
       T = average annual total return
       n = number of years
     ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods at the end of the 1, 5 and 10 year periods (or fractional portion thereof);


The average annual total returns for shares of the classes of the Portfolios for the periods indicated were as follows:

                                                                Class O Shares                        Class S Shares
                                                  -------------------------------------------------   --------------
                                                                 Five          Ten      Period from    Period from
                                                    Year         Years        Years      Inception      Inception
                                                    Ended        Ended        Ended       through        through
                                                  12/31/02     12/31/02     12/31/02     12/31/02*      12/31/02**
                                                  --------     --------     --------     ---------      ----------
Alger American Balanced
 (formerly Alger American Fixed Income)           -12.29%        7.28%        9.55%         8.92%         -8.24%
Alger American Income & Growth                    -31.10%        1.91%        9.38%         9.44%        -24.11%
Alger American Small Capitalization               -26.22%       -8.90%        1.30%         8.51%        -23.91%
Alger American Growth                             -32.99%       -0.05%        9.19%        12.06%        -26.05%
Alger American MidCap Growth                      -29.54%        4.32%          N/A        12.55%        -25.52%
Alger American Leveraged AllCap                   -33.91%        3.26%          N/A        13.56%        -26.81%

* The Alger American Balanced Portfolio, the Alger American Income & Growth Portfolio, the Alger American Small Capitalization Portfolio, the Alger American Growth Portfolio, the Alger American MidCap Growth Portfolio and the Alger American Leveraged AllCap Portfolio commenced operations on September 5, 1989, November 15, 1988, September 21, 1988, January 9, 1989, May 3, 1993 and January 25, 1995, respectively.

**    Class S shares were initially issued on May 1, 2002.

B. Yield--a Class's net annualized yield described in the Prospectus is computed according to the following formula:


                           a-b       6
               YIELD = 2[(----- + 1)   - 1]
                           cd
Where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
         d =  the maximum offering price per share on the last day of the period

IN GENERAL

Current performance information for the Portfolios may be obtained by calling the Fund at (800) 992-3863. All performance figures are based on historical earnings. A Portfolio's quoted performance may not be indicative of future performance. A Portfolio's performance will depend upon factors such as the Portfolio's expenses and the types and maturities of instruments held by the Portfolio. In addition, the actual return to a holder of a VA contract or a VLI policy will be affected by charges imposed by the separate accounts of Participating Insurance Companies or, in the case of Plan participants, by any charges imposed under the Plan.

From time to time, advertisements or reports to shareholders may compare the yield or performance of a Portfolio with that of other mutual funds with a similar investment objective. The performance of the Portfolios, for example, might be compared with rankings prepared by Lipper Analytical Services Inc., which is a widely recognized, independent service that monitors the performance of mutual funds, as well as with various unmanaged indexes, such as the S&P 500 Index, the Russell 2000 Growth Index, the S&P SmallCap 600 Index, the Wilshire Small Company Growth Index, the Lehman Government/Corporate Bond Index or the S&P MidCap 400 Index. In addition, evaluations of the Portfolios published by nationally recognized ranking services or articles regarding performance, rankings and other Portfolio characteristics may appear in national publications including, but not limited to, BARRON'S, BUSINESS WEEK, FORBES, INSTITUTIONAL INVESTOR, INVESTOR'S BUSINESS DAILY, KIPLINGER'S PERSONAL FINANCE, MONEY, MORNINGSTAR, THE NEW YORK TIMES, USA TODAY AND THE WALL STREET JOURNAL and may be included in advertisements or communications to shareholders. Any given performance comparison should not be considered as representative of such Portfolio's performance for any future period.

INVESTOR AND SHAREHOLDER INFORMATION


Investors and shareholders may contact the Fund toll-free at (800) 992-3863 for further information regarding the Fund and the Portfolios, including current performance quotations, as well as for assistance in selecting a Portfolio. Holders of VA contracts or VLI policies issued by Participating Insurance Companies and participants in Plans for which shares of one or more Portfolios are the investment vehicle may receive from the Participating Insurance Companies or Plan sponsor unaudited semi-annual financial statements and year-end financial statements audited by the Fund's independent public accountants. Each report will show the investments owned by each of the Portfolios and the market values of the investments and will provide other information about the Fund and its operations.

FINANCIAL STATEMENTS

The Fund's financial statements for the year ended December 31, 2002 are contained in the Annual Report to Shareholders for that period, and are hereby incorporated by reference. A copy of the Annual Report to Shareholders may be obtained by telephoning the Fund at (800) 992-3863.

                      [This page intentionally left blank]

APPENDIX

CORPORATE BOND RATINGS

      Bonds rated Aa by Moody's Investors Service, Inc. ("Moody's") are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa (Moody's highest rating), they comprise what are generally known as high-grade bonds. Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large as those of Aaa bonds, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than those applicable to Aaa securities. Bonds that are rated A by Moody's possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment in the future.

      Moody's Baa rated bonds are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

      Bonds rated Ba by Moody's are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B by Moody's generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any period of time may be small.

      Moody's applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

      Bonds rated AA by Standard & Poor's Corporation ("S&P") are judged by S&P to be high-grade obligations and in the majority of instances differ only in small degree from issues rated AAA (S&P's highest rating). Bonds rated AAA are considered by S&P to be the highest grade obligations and possess the ultimate degree of protection as to principal and interest. With A bonds, as with AAA bonds, prices move with the long-term money market. Bonds rated A by S&P have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. S&P's BBB rated bonds, or medium-grade category bonds, are borderline between definitely sound obligations and those where the speculative elements begin to predominate. These bonds have adequate asset coverage and normally are protected by satisfactory earnings. Their susceptibility to changing conditions, particularly to depressions, necessitates constant watching. These bonds generally are more responsive to business and trade conditions than to interest rates. This group is the lowest-rated that qualifies for commercial bank investment. Bonds rated BB and B by S&P are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. These ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories. Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

      Bonds rated AAA by Fitch Investors Service, Inc. ("Fitch") are judged by Fitch to be strictly high-grade, broadly marketable, suitable for investment by trustees and fiduciary institutions and liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are

APPENDIX
(CONTINUED)

judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type of market.

      Bonds rated Duff-1 are judged by Duff and Phelps, Inc. ("Duff") to be of the highest credit quality with negligible risk factors; only slightly more than U.S. Treasury debt. Bonds rated Duff-2, -3 and -4 are judged by Duff to be of high credit quality with strong protection factors. Risk is modest but may vary slightly from time to time because of economic conditions.

COMMERCIAL PAPER RATINGS

      Moody's Commercial Paper ratings are opinions of the ability of issuers to punctually repay promissory obligations not having an original maturity in excess of nine months. The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1, or related supporting institutions, are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2, or related supporting institutions, are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample liquidity is maintained.

      Commercial paper ratings of S&P are current assessments of the likelihood of timely payment of debts having original maturities of no more than 365 days. Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is strong, but the relative degree of safety is not as high as for issues designated A-1.

      The rating Fitch-1 (Highest Grade) is the highest commercial paper rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than the strongest issues.

      The rating Duff-l is the highest commercial paper rating assigned by Duff. Paper rated Duff-l is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

INVESTMENT MANAGER:


Fred Alger Management, Inc.
111 Fifth Avenue
New York, New York 10003


--------------------------------------------------------------------------------

DISTRIBUTOR:

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, New Jersey 07302

--------------------------------------------------------------------------------


TRANSFER AGENT:

Alger Shareholder Services, Inc.
30 Montgomery Street
Box 2001
Jersey City, New Jersey 07302


--------------------------------------------------------------------------------

INDEPENDENT AUDITORS:

Ernst & Young LLP
5 Times Square
New York, New York 10036

--------------------------------------------------------------------------------

COUNSEL:

Hollyer Brady Smith & Hines LLP
551 Fifth Avenue
New York, New York 10176

--------------------------------------------------------------------------------

================================================================================

                                    THE ALGER
                                  AMERICAN FUND


                             STATEMENT   |
                          OF ADDITIONAL  |  May 1, 2003
                           INFORMATION   |


                                 [LOGO OMITTED]

================================================================================